UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (212) 454-0506

Date of fiscal year end:    May 31

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Basic Materials - 5.7%
Aluminum Corp. of China Ltd., Class A*(a)	1,053,908	$876,524
Aluminum Corp. of China Ltd., Class A*(a)	646,744	537,890
Angang Steel Co. Ltd., Class A	508,062	404,415
Baoshan Iron & Steel Co. Ltd., Class A (a)	585,400	518,664
Baoshan Iron & Steel Co. Ltd., Class A (a)	1,317,267	1,167,098
China Hainan Rubber Industry Group Co. Ltd., Class A (a)	138,900	160,782
China Hainan Rubber Industry Group Co. Ltd., Class A (a)	324,200	375,273
China Minmetals Rare Earth Co. Ltd., Class A*	234,825	610,314
China Molybdenum Co. Ltd., Class A (a)	308,035	588,848
China Molybdenum Co. Ltd., Class A (a)	32,400	61,937
China Northern Rare Earth Group High-Tech Co. Ltd., Class A (a)	258,608	532,887
China Northern Rare Earth Group High-Tech Co. Ltd., Class A (a)	600,150	1,236,669
Hainan Mining Co. Ltd., Class A (a)	64,900	144,810
Hainan Mining Co. Ltd., Class A (a)	5,700	12,718
Hebei Iron & Steel Co. Ltd., Class A*	2,730,400	1,881,044
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A (a)	322,005	527,617
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A (a)	118,309	193,854
Inner Mongolia Yili Energy Co. Ltd., Class A (a)	555,036	844,980
Inner Mongolia Yili Energy Co. Ltd., Class A (a)	68,190	103,812
Inner Mongolian Baotou Steel Union Co. Ltd., Class A (a)	2,743,648	1,685,827
Inner Mongolian Baotou Steel Union Co. Ltd., Class A (a)	1,017,300	625,077
Jiangxi Copper Co. Ltd., Class A (a)	226,429	478,873
Jiangxi Copper Co. Ltd., Class A (a)	98,200	207,683
Jinduicheng Molybdenum Co. Ltd., Class A (a)	256,886	310,908
Jinduicheng Molybdenum Co. Ltd., Class A (a)	116,318	140,779
Kingenta Ecological Engineering Group Co. Ltd., Class A	248,866	690,828
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	1,654,900	916,719
Qinghai Salt Lake Industry Co. Ltd., Class A	255,006	724,490
Shandong Gold Mining Co. Ltd., Class A (a)	198,060	542,726
Shandong Gold Mining Co. Ltd., Class A (a)	81,862	224,319
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	902,700	644,304
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	533,338	929,341
Sinopec Shanghai Petrochemical Co. Ltd., Class A*(a)	607,903	625,378
Sinopec Shanghai Petrochemical Co. Ltd., Class A*(a)	240,600	247,516
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,162,888	1,416,355
Wanhua Chemical Group Co. Ltd., Class A (a)	300,299	866,220
Wanhua Chemical Group Co. Ltd., Class A (a)	124,802	359,995
Western Mining Co. Ltd., Class A (a)	503,734	524,464
Western Mining Co. Ltd., Class A (a)	225,600	234,884
Wuhan Iron & Steel Co. Ltd., Class A (a)	94,400	64,743
Wuhan Iron & Steel Co. Ltd., Class A (a)	1,462,300	1,002,899
Xiamen Tungsten Co. Ltd., Class A (a)	121,821	306,974
Xiamen Tungsten Co. Ltd., Class A (a)	50,497	127,246
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A (a)	117,020	162,403
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A (a)	168,118	233,319
Yunnan Copper Co. Ltd., Class A*	526,652	1,214,274
Yunnan Tin Co. Ltd., Class A*	272,966	484,539
Zhejiang Longsheng Group Co. Ltd., Class A (a)	609,708	988,625
Zhejiang Longsheng Group Co. Ltd., Class A (a)	270,480	438,576
Zhongjin Gold Co. Ltd., Class A (a)	398,233	561,691
Zhongjin Gold Co. Ltd., Class A (a)	171,180	241,442
Zijin Mining Group Co. Ltd., Class A (a)	455,000	251,337
Zijin Mining Group Co. Ltd., Class A (a)	3,195,050	1,764,911

		31,019,801

Communications - 4.7%
Beijing Xinwei Telecom Technology Group Co. Ltd., Class A (a)	3,800	20,319
Beijing Xinwei Telecom Technology Group Co. Ltd., Class A (a)	55,076	294,491
China South Publishing & Media Group Co. Ltd., Class A (a)	207,602	595,610
China South Publishing & Media Group Co. Ltd., Class A (a)	78,731	225,879
China Spacesat Co. Ltd., Class A (a)	70,555	489,142
China Spacesat Co. Ltd., Class A (a)	162,577	1,127,111
China United Network Communications Ltd., Class A (a)	2,354,256	2,392,692
China United Network Communications Ltd., Class A (a)	1,007,400	1,023,847
CITIC Guoan Information Industry Co. Ltd., Class A	537,585	1,531,185
Dr Peng Telcom & Media Group Co. Ltd., Class A (a)	335,347	999,057
Dr Peng Telcom & Media Group Co. Ltd., Class A (a)	104,464	311,216
East Money Information Co. Ltd., Class A	471,135	2,426,312
Guangzhou Haige Communication Group, Inc. Co., Class A	316,520	1,365,335
Huawen Media Investment Corp., Class A	1,033,744	2,280,988
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	535,492	2,375,546
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (a)	210,460	433,020
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (a)	88,883	182,876
Jishi Media Co. Ltd., Class A (a)	263,763	451,830
Jishi Media Co. Ltd., Class A (a)	108,100	185,177
People.cn Co. Ltd., Class A (a)	69,800	198,090
People.cn Co. Ltd., Class A (a)	139,006	394,494
Searainbow Holding Corp., Class A*	279,298	1,072,597
Wangsu Science & Technology Co., Ltd., Class A	194,509	1,349,693
Wasu Media Holding Co. Ltd., Class A*	51,201	219,907
Zhe Jiang Daily Media Group Co. Ltd., Class A (a)	173,600	421,211
Zhe Jiang Daily Media Group Co. Ltd., Class A (a)	75,100	182,217
Zhejiang Huace Film & TV Co. Ltd., Class A	156,558	615,569
ZTE Corp., Class A	947,798	2,463,341

		25,628,752

Consumer, Cyclical - 10.9%
Air China Ltd., Class A (a)	863,249	1,036,744
Air China Ltd., Class A (a)	147,100	176,664
AVIC Aero-Engine Controls Co. Ltd., Class A	170,650	794,898
Beijing Enlight Media Co. Ltd., Class A	153,850	567,918
Beiqi Foton Motor Co. Ltd., Class A (a)	198,300	187,076
Beiqi Foton Motor Co. Ltd., Class A (a)	436,100	411,417
Byd Co. Ltd., Class A*	176,931	1,368,556
China Avionics Systems Co. Ltd., Class A (a)	62,300	255,783
China Avionics Systems Co. Ltd., Class A (a)	140,686	577,611
China Eastern Airlines Corp. Ltd., Class A*(a)	1,077,326	1,303,882
China Eastern Airlines Corp. Ltd., Class A*(a)	265,489	321,320
China International Travel Service Corp. Ltd., Class A (a)	155,238	1,279,769
China International Travel Service Corp. Ltd., Class A (a)	955	7,873
China Southern Airlines Co. Ltd., Class A (a)	413,600	517,903
China Southern Airlines Co. Ltd., Class A (a)	930,085	1,164,637
Chongqing Changan Automobile Co. Ltd., Class A	894,400	2,003,973
FAW CAR Co. Ltd., Class A	314,600	854,748
Fuyao Glass Industry Group Co. Ltd., Class A (a)	381,390	719,020
Fuyao Glass Industry Group Co. Ltd., Class A (a)	166,627	314,136
Great Wall Motor Co. Ltd., Class A (a)	40,000	175,523
Great Wall Motor Co. Ltd., Class A (a)	116,352	510,560
Guangdong Alpha Animation and Culture Co. Ltd., Class A	309,362	1,383,985
Hainan Airlines Co. Ltd., Class A (a)	1,690,800	1,023,183
Hainan Airlines Co. Ltd., Class A (a)	662,800	401,091
Haining China Leather Market Co. Ltd., Class A	222,222	462,392
Heilan Home Co. Ltd., Class A (a)	73,500	175,517
Heilan Home Co. Ltd., Class A (a)	463,740	1,107,403
Hisense Electric Co. Ltd., Class A (a)	222,821	513,425
Hisense Electric Co. Ltd., Class A (a)	91,000	209,683
Huayi Brothers Media Corp., Class A	303,900	1,682,219
Huayu Automotive Systems Co. Ltd., Class A (a)	111,379	242,987
Huayu Automotive Systems Co. Ltd., Class A (a)	295,204	644,024

Hubei Energy Group Co. Ltd., Class A	841,768	893,399
Liaoning Cheng Da Co. Ltd., Class A (a)	133,577	304,739
Liaoning Cheng Da Co. Ltd., Class A (a)	486,400	1,109,658
Midea Group Co. Ltd., Class A	835,699	3,733,233
Pang Da Automobile Trade Co. Ltd., Class A*(a)	321,600	211,582
Pang Da Automobile Trade Co. Ltd., Class A*(a)	970,802	638,696
Qingdao Haier Co. Ltd., Class A (a)	360,090	560,971
Qingdao Haier Co. Ltd., Class A (a)	849,470	1,323,358
SAIC Motor Corp. Ltd., Class A (a)	910,998	2,445,449
SAIC Motor Corp. Ltd., Class A (a)	394,594	1,059,233
Shanghai Bailian Group Co. Ltd., Class A (a)	208,346	548,931
Shanghai Bailian Group Co. Ltd., Class A (a)	81,000	213,412
Shanghai Jahwa United Co. Ltd., Class A (a)	53,810	285,050
Shanghai Jahwa United Co. Ltd., Class A (a)	157,965	836,794
Shanghai Oriental Pearl Media Co. Ltd., Class A (a)	407,409	1,868,019
Shanghai Oriental Pearl Media Co. Ltd., Class A (a)	114,666	525,757
Shanghai Pharmaceuticals Holding Co. Ltd., Class A (a)	262,122	762,198
Shanghai Pharmaceuticals Holding Co. Ltd., Class A (a)	116,337	338,285
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A (a)	34,316	132,264
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A (a)	75,158	289,682
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,450,032	1,775,205
Sichuan Changhong Electric Co. Ltd., Class A*(a)	448,711	494,333
Sichuan Changhong Electric Co. Ltd., Class A*(a)	1,090,500	1,201,375
Spring Airlines Co. Ltd., Class A (a)	44,107	671,520
Spring Airlines Co. Ltd., Class A (a)	1,280	19,488
Suning Commerce Group Co. Ltd., Class A	1,705,555	3,813,512
TCL Corp., Class A	3,392,300	2,152,860
Wanxiang Qianchao Co. Ltd., Class A	437,724	1,171,612
Weichai Power Co. Ltd., Class A	932,498	1,362,983
Weifu High-Technology Group Co. Ltd., Class A	235,628	854,071
Xiamen C & D, Inc., Class A (a)	171,201	349,968
Xiamen C & D, Inc., Class A (a)	787,611	1,610,031
Youngor Group Co. Ltd., Class A (a)	460,300	934,208
Youngor Group Co. Ltd., Class A (a)	156,500	317,627
Zhengzhou Yutong Bus Co. Ltd., Class A (a)	161,189	469,704
Zhengzhou Yutong Bus Co. Ltd., Class A (a)	353,103	1,028,940

		58,704,067

Consumer, Non-cyclical - 10.7%
Aier Eye Hospital Group Co. Ltd., Class A	159,572	666,787
Beijing Dabeinong Technology Group Co. Ltd., Class A	570,253	1,025,522
Beijing SL Pharmaceutical Co. Ltd., Class A	162,076	704,410
Beijing Tongrentang Co. Ltd., Class A (a)	81,900	315,413
Beijing Tongrentang Co. Ltd., Class A (a)	185,600	714,783
Beijing Yanjing Brewery Co. Ltd., Class A	551,417	645,982
Beingmate Baby & Child Food Co. Ltd., Class A*	202,744	363,978
BlueFocus Communication Group Co. Ltd., Class A	578,745	1,100,363
Bright Dairy & Food Co. Ltd., Class A (a)	5,600	13,938
Bright Dairy & Food Co. Ltd., Class A (a)	237,141	590,206
By-health Co. Ltd., Class A	115,100	532,034
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	156,564	633,082
Dong-E-E-Jiao Co. Ltd., Class A	210,918	1,424,612
Foshan Haitian Flavouring & Food Co. Ltd., Class A (a)	34,020	158,678
Foshan Haitian Flavouring & Food Co. Ltd., Class A (a)	71,774	334,772
Gansu Yasheng Industrial Group Co. Ltd., Class A (a)	423,897	478,178
Gansu Yasheng Industrial Group Co. Ltd., Class A (a)	180,966	204,139
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A (a)	107,100	298,961
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A (a)	264,229	737,573
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (a)	63,675	271,506
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (a)	150,074	639,905
Henan Shuanghui Investment & Development Co. Ltd., Class A	383,954	1,071,775
Huadong Medicine Co. Ltd., Class A	85,406	967,398
Hualan Biological Engineering, Inc., Class A	117,797	715,949
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (a)	1,711,322	4,277,809

Inner Mongolia Yili Industrial Group Co. Ltd., Class A (a)	727,028	1,817,359
Jiangsu Hengrui Medicine Co. Ltd., Class A (a)	344,829	2,375,639
Jiangsu Hengrui Medicine Co. Ltd., Class A (a)	121,794	839,078
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	178,355	1,538,424
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	281,435	1,079,929
Jointown Pharmaceutical Group Co. Ltd., Class A*(a)	93,970	267,704
Jointown Pharmaceutical Group Co. Ltd., Class A*(a)	36,359	103,581
Kangmei Pharmaceutical Co. Ltd., Class A (a)	308,122	687,984
Kangmei Pharmaceutical Co. Ltd., Class A (a)	920,873	2,056,154
Kweichow Moutai Co. Ltd., Class A (a)	59,305	1,797,807
Kweichow Moutai Co. Ltd., Class A (a)	138,574	4,200,816
Lepu Medical Technology Beijing Co. Ltd., Class A	193,283	990,896
Luzhou Laojiao Co. Ltd., Class A	278,928	944,798
MeiHua Holdings Group Co. Ltd., Class A (a)	574,385	811,281
MeiHua Holdings Group Co. Ltd., Class A (a)	205,416	290,136
New Hope Liuhe Co. Ltd., Class A	442,767	1,135,419
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (a)	327,354	1,145,911
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (a)	127,027	444,661
Shanghai International Port Group Co. Ltd., Class A (a)	703,000	855,192
Shanghai International Port Group Co. Ltd., Class A (a)	300,353	365,376
Shanghai RAAS Blood Products Co. Ltd., Class A	69,800	829,834
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A*(a)	19,800	48,265
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A*(a)	83,050	202,446
Shenzhen Agricultural Products Co. Ltd., Class A	321,919	719,291
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	121,745	458,214
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	123,419	489,290
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	290,404	739,443
Tasly Pharmaceutical Group Co. Ltd., Class A (a)	72,798	408,339
Tasly Pharmaceutical Group Co. Ltd., Class A (a)	184,917	1,037,238
Tianjin Port Co. Ltd., Class A (a)	18,920	30,062
Tianjin Port Co. Ltd., Class A (a)	309,292	491,429
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (a)	239,500	780,032
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (a)	73,800	240,361
Tsingtao Brewery Co. Ltd., Class A (a)	43,503	226,468
Tsingtao Brewery Co. Ltd., Class A (a)	95,027	494,691
Wuliangye Yibin Co. Ltd., Class A	701,685	2,630,447
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	86,555	273,442
Yingkou Port Liability Co. Ltd., Class A (a)	45,600	37,783
Yingkou Port Liability Co. Ltd., Class A (a)	651,200	539,574
Yonghui Superstores Co. Ltd., Class A (a)	232,600	378,599
Yonghui Superstores Co. Ltd., Class A (a)	529,332	861,585
Yunnan Baiyao Group Co. Ltd., Class A	204,693	2,203,274
Zhejiang NHU Co. Ltd., Class A	217,880	514,885
Zhejiang Yasha Decoration Co. Ltd., Class A	263,745	591,351

		57,862,241

Diversified - 0.9%
AVIC Capital Co. Ltd., Class A (a)	675,425	1,675,793
AVIC Capital Co. Ltd., Class A (a)	197,193	489,254
China Baoan Group Co. Ltd., Class A	504,600	865,171
Zhejiang China Commodities City Group Co. Ltd., Class A (a)	789,898	1,073,671
Zhejiang China Commodities City Group Co. Ltd., Class A (a)	293,485	398,920

		4,502,809

Energy - 2.9%
China Coal Energy Co. Ltd., Class A (a)	210,400	224,282
China Coal Energy Co. Ltd., Class A (a)	487,000	519,132
China Oilfield Services Ltd., Class A (a)	171,765	446,687
China Oilfield Services Ltd., Class A (a)	61,061	158,793
China Petroleum & Chemical Corp., Class A (a)	3,187,115	2,447,905
China Petroleum & Chemical Corp., Class A (a)	853,900	655,849
China Shenhua Energy Co. Ltd., Class A (a)	516,900	1,244,782
China Shenhua Energy Co. Ltd., Class A (a)	238,300	573,866
Guanghui Energy Co. Ltd., Class A (a)	316,200	346,876

Guanghui Energy Co. Ltd., Class A (a)	928,589	1,018,677
Jizhong Energy Resources Co. Ltd., Class A	407,955	329,797
Offshore Oil Engineering Co. Ltd., Class A (a)	641,155	954,055
Offshore Oil Engineering Co. Ltd., Class A (a)	217,994	324,381
PetroChina Co. Ltd., Class A (a)	770,681	1,069,064
PetroChina Co. Ltd., Class A (a)	555,540	770,627
Shaanxi Coal Industry Co. Ltd., Class A (a)	669,708	520,617
Shaanxi Coal Industry Co. Ltd., Class A (a)	97,595	75,868
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (a)	314,896	319,059
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (a)	140,820	142,682
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	600,404	545,931
Wintime Energy Co. Ltd., Class A (a)	337,200	251,143
Wintime Energy Co. Ltd., Class A (a)	779,242	580,371
Yang Quan Coal Industry Group Co. Ltd., Class A*(a)	317,164	319,393
Yang Quan Coal Industry Group Co. Ltd., Class A*(a)	143,639	144,648
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	318,823	1,453,222
Yanzhou Coal Mining Co. Ltd., Class A (a)	98,938	133,560
Yanzhou Coal Mining Co. Ltd., Class A (a)	46,100	62,232

		15,633,499

Financial - 36.4%
Agricultural Bank of China Ltd., Class A (a)	3,143,200	1,458,246
Agricultural Bank of China Ltd., Class A (a)	6,738,670	3,126,317
Bank of Beijing Co. Ltd., Class A (a)	944,240	1,377,229
Bank of Beijing Co. Ltd., Class A (a)	3,056,963	4,458,756
Bank of China Ltd., Class A (a)	2,710,300	1,623,298
Bank of China Ltd., Class A (a)	6,475,000	3,878,115
Bank of Communications Co. Ltd., Class A (a)	5,825,320	5,757,714
Bank of Communications Co. Ltd., Class A (a)	1,957,700	1,934,980
Bank of Nanjing Co. Ltd., Class A*(a)	215,522	524,029
Bank of Nanjing Co. Ltd., Class A*(a)	583,905	1,419,731
Bank of Ningbo Co. Ltd., Class A	768,502	1,486,986
Changjiang Securities Co. Ltd., Class A	1,305,900	1,914,847
China CITIC Bank Corp. Ltd., Class A*(a)	877,976	871,876
China CITIC Bank Corp. Ltd., Class A*(a)	377,900	375,275
China Construction Bank Corp., Class A (a)	1,138,370	913,206
China Construction Bank Corp., Class A (a)	2,455,500	1,969,815
China Everbright Bank Co. Ltd., Class A (a)	2,362,657	1,543,399
China Everbright Bank Co. Ltd., Class A (a)	5,297,900	3,460,838
China Fortune Land Development Co. Ltd., Class A (a)	125,269	499,734
China Fortune Land Development Co. Ltd., Class A (a)	296,126	1,181,332
China Life Insurance Co. Ltd., Class A (a)	196,110	774,124
China Life Insurance Co. Ltd., Class A (a)	465,196	1,836,314
China Merchants Bank Co. Ltd., Class A (a)	1,958,595	5,181,585
China Merchants Bank Co. Ltd., Class A (a)	4,586,537	12,133,970
China Merchants Property Development Co. Ltd., Class A	778,259	2,884,256
China Merchants Securities Co. Ltd., Class A (a)	275,165	681,428
China Merchants Securities Co. Ltd., Class A (a)	645,843	1,599,389
China Minsheng Banking Corp. Ltd., Class A (a)	3,229,388	4,294,337
China Minsheng Banking Corp. Ltd., Class A (a)	7,777,950	10,342,869
China Pacific Insurance Group Co. Ltd., Class A (a)	372,901	1,308,244
China Pacific Insurance Group Co. Ltd., Class A (a)	871,848	3,058,695
China Vanke Co. Ltd., Class A	3,629,601	7,771,967
CITIC Securities Co. Ltd., Class A (a)	2,190,277	5,121,593
CITIC Securities Co. Ltd., Class A (a)	935,176	2,186,751
Everbright Securities Co. Ltd., Class A (a)	32,300	84,048
Everbright Securities Co. Ltd., Class A (a)	506,169	1,317,113
Financial Street Holdings Co. Ltd., Class A	913,428	1,247,238
Founder Securities Co. Ltd., Class A*(a)	485,821	527,681
Founder Securities Co. Ltd., Class A*(a)	1,158,142	1,257,931
Gemdale Corp., Class A (a)	478,140	777,518
Gemdale Corp., Class A (a)	408,191	663,772
GF Securities Co. Ltd., Class A	1,168,170	2,439,741
Guosen Securities Co. Ltd., Class A	485,000	1,156,674

Guoyuan Securities Co. Ltd., Class A	445,601	1,113,181
Haitong Securities Co. Ltd., Class A (a)	961,267	1,812,241
Haitong Securities Co. Ltd., Class A (a)	2,246,400	4,235,054
Huatai Securities Co. Ltd., Class A (a)	945,128	2,139,630
Huatai Securities Co. Ltd., Class A (a)	344,192	779,200
Huaxia Bank Co. Ltd., Class A (a)	635,884	1,023,181
Huaxia Bank Co. Ltd., Class A (a)	1,472,736	2,369,732
Industrial & Commercial Bank of China Ltd., Class A (a)	2,331,100	1,515,546
Industrial & Commercial Bank of China Ltd., Class A (a)	6,693,126	4,351,482
Industrial Bank Co. Ltd., Class A (a)	1,356,913	3,069,744
Industrial Bank Co. Ltd., Class A (a)	3,175,944	7,184,936
Industrial Securities Co. Ltd., Class A (a)	1,197,512	1,506,942
Industrial Securities Co. Ltd., Class A (a)	444,375	559,199
Luxin Venture Capital Group Co. Ltd., Class A (a)	28,800	89,598
Luxin Venture Capital Group Co. Ltd., Class A (a)	87,807	273,172
New China Life Insurance Co. Ltd., Class A (a)	233,361	1,396,598
New China Life Insurance Co. Ltd., Class A (a)	95,884	573,838
Northeast Securities Co. Ltd., Class A	461,703	815,980
Oceanwide Holdings Co. Ltd., Class A	525,198	880,118
Orient Securities Co. Ltd., Class A (a)	24,700	63,659
Orient Securities Co. Ltd., Class A (a)	391,618	1,009,315
Pacific Securities Co. Ltd., Class A (a)	58,900	65,802
Pacific Securities Co. Ltd., Class A (a)	913,851	1,020,940
Ping An Bank Co. Ltd., Class A	2,258,767	3,879,824
Ping An Insurance Group Co. of China Ltd., Class A (a)	1,234,872	5,803,838
Ping An Insurance Group Co. of China Ltd., Class A (a)	3,043,235	14,303,057
Poly Real Estate Group Co. Ltd., Class A (a)	764,964	997,046
Poly Real Estate Group Co. Ltd., Class A (a)	1,769,531	2,306,387
RiseSun Real Estate Development Co. Ltd., Class A	607,020	792,126
Sealand Securities Co. Ltd., Class A	541,233	814,612
Shanghai Chengtou Holding Co. Ltd., Class A (a)	26,600	53,987
Shanghai Chengtou Holding Co. Ltd., Class A (a)	561,820	1,140,249
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (a)	113,199	743,858
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (a)	44,759	294,122
Shanghai Pudong Development Bank Co. Ltd., Class A (a)	3,088,116	7,168,344
Shanghai Pudong Development Bank Co. Ltd., Class A (a)	1,329,209	3,085,450
Shanxi Securities Co. Ltd., Class A	495,300	790,819
Shenwan Hongyuan Group Co. Ltd., Class A*	1,776,786	2,588,786
Sinolink Securities Co. Ltd., Class A (a)	215,393	422,114
Sinolink Securities Co. Ltd., Class A (a)	504,375	988,445
SooChow Securities Co. Ltd., Class A (a)	156,335	295,458
SooChow Securities Co. Ltd., Class A (a)	381,658	721,297
Southwest Securities Co. Ltd., Class A (a)	142,071	350,286
Southwest Securities Co. Ltd., Class A (a)	416,300	1,026,416
Western Securities Co. Ltd., Class A	439,714	1,126,445
Xinhu Zhongbao Co. Ltd., Class A (a)	288,200	225,830
Xinhu Zhongbao Co. Ltd., Class A (a)	687,057	538,371

		196,729,216

Industrial - 18.1%
Anhui Conch Cement Co. Ltd., Class A (a)	531,544	1,507,677
Anhui Conch Cement Co. Ltd., Class A (a)	234,733	665,799
AVIC Aircraft Co. Ltd., Class A	530,578	2,317,508
Avic Aviation Engine Corp. PLC, Class A (a)	70,566	519,111
Avic Aviation Engine Corp. PLC, Class A (a)	154,457	1,136,245
AVIC Helicopter Co. Ltd., Class A (a)	69,561	508,155
AVIC Helicopter Co. Ltd., Class A (a)	20,100	146,834
BBMG Corp., Class A (a)	308,083	393,903
BBMG Corp., Class A (a)	119,300	152,533
Beijing Capital Co. Ltd., Class A (a)	114,600	169,996
Beijing Capital Co. Ltd., Class A (a)	265,020	393,126
Beijing Orient Landscape & Ecology Co. Ltd., Class A	298,344	1,062,379
Beijing Originwater Technology Co. Ltd., Class A	164,682	1,108,994
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	341,968	707,839

China CAMC Engineering Co. Ltd., Class A	144,731	440,161
China Communications Construction Co. Ltd., Class A (a)	415,823	787,157
China Communications Construction Co. Ltd., Class A (a)	175,300	331,845
China COSCO Holdings Co. Ltd., Class A*(a)	94,980	145,682
China COSCO Holdings Co. Ltd., Class A*(a)	1,157,812	1,775,876
China CSSC Holdings Ltd., Class A (a)	169,436	995,887
China CSSC Holdings Ltd., Class A (a)	82,300	483,731
China First Heavy Industries, Class A (a)	954,383	1,377,204
China First Heavy Industries, Class A (a)	62,009	89,481
China Gezhouba Group Co. Ltd., Class A (a)	787,910	936,477
China Gezhouba Group Co. Ltd., Class A (a)	281,502	334,581
China International Marine Containers Group Co. Ltd., Class A	340,218	1,032,574
China National Chemical Engineering Co. Ltd., Class A (a)	528,580	574,124
China National Chemical Engineering Co. Ltd., Class A (a)	234,100	254,271
China Railway Construction Corp. Ltd., Class A (a)	838,423	1,796,595
China Railway Construction Corp. Ltd., Class A (a)	371,368	795,777
China Railway Group Ltd., Class A (a)	753,099	1,354,345
China Railway Group Ltd., Class A (a)	1,458,072	2,622,142
China Shipbuilding Industry Co. Ltd., Class A (a)	859,000	1,652,756
China Shipbuilding Industry Co. Ltd., Class A (a)	2,691,795	5,179,140
China Shipping Container Lines Co. Ltd., Class A*(a)	316,100	363,944
China Shipping Container Lines Co. Ltd., Class A*(a)	1,001,800	1,153,430
China State Construction Engineering Corp. Ltd., Class A (a)	4,139,224	3,937,076
China State Construction Engineering Corp. Ltd., Class A (a)	1,682,000	1,599,856
China XD Electric Co. Ltd., Class A (a)	556,990	602,387
China XD Electric Co. Ltd., Class A (a)	240,500	260,102
Chinese Universe Publishing and Media Co. Ltd., Class A (a)	183,213	639,066
Chinese Universe Publishing and Media Co. Ltd., Class A (a)	34,986	122,035
CRRC Corp. Ltd., Class A*(a)	2,872,420	5,927,781
CRRC Corp. Ltd., Class A*(a)	538,828	1,111,973
Daqin Railway Co. Ltd., Class A (a)	706,000	1,103,128
Daqin Railway Co. Ltd., Class A (a)	1,641,160	2,564,321
Dongfang Electric Corp. Ltd., Class A (a)	336,289	680,431
Dongfang Electric Corp. Ltd., Class A (a)	122,040	246,930
Dongxu Optoelectronic Technology Co. Ltd., Class A	485,600	574,849
Fangda Carbon New Material Co. Ltd., Class A*(a)	386,000	476,157
Fangda Carbon New Material Co. Ltd., Class A*(a)	34,500	42,558
GoerTek, Inc., Class A	306,484	1,119,460
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,910,411	5,469,103
Guangshen Railway Co. Ltd., Class A (a)	899,200	672,507
Guangshen Railway Co. Ltd., Class A (a)	403,750	301,962
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	592,171	2,605,653
Han’s Laser Technology Industry Group Co. Ltd., Class A	335,788	1,104,572
Jiangsu Kangde Xin Composite Material Co. Ltd., Class A	571,365	2,730,604
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A (a)	52,644	187,712
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A (a)	119,025	424,406
Luxshare Precision Industry Co. Ltd., Class A	194,716	880,108
Metallurgical Corp. of China Ltd., Class A (a)	1,390,500	1,428,576
Metallurgical Corp. of China Ltd., Class A (a)	571,100	586,738
NARI Technology Co. Ltd., Class A (a)	371,445	917,553
NARI Technology Co. Ltd., Class A (a)	170,931	422,238
Ningbo Port Co. Ltd., Class A (a)	1,243,900	1,425,229
Ningbo Port Co. Ltd., Class A (a)	329,100	377,074
Power Construction Corp. of China Ltd., Class A (a)	1,096,064	1,324,858
Power Construction Corp. of China Ltd., Class A (a)	343,200	414,840
Sany Heavy Industry Co. Ltd., Class A (a)	302,300	323,653
Sany Heavy Industry Co. Ltd., Class A (a)	1,167,123	1,249,565
Shanghai Construction Group Co. Ltd., Class A (a)	483,857	596,119
Shanghai Construction Group Co. Ltd., Class A (a)	204,745	252,249
Shanghai Electric Group Co. Ltd., Class A (a)	882,200	1,494,799
Shanghai Electric Group Co. Ltd., Class A (a)	254,900	431,903
Shanghai International Airport Co. Ltd., Class A (a)	320,296	1,354,789
Shanghai International Airport Co. Ltd., Class A (a)	59,120	250,066
Shenzhen Inovance Technology Co. Ltd., Class A	184,576	1,067,975

Shenzhen O-film Tech Co. Ltd., Class A	244,668	774,083
Siasun Robot & Automation Co. Ltd., Class A	180,697	1,598,439
Sound Environmental Resources Co. Ltd., Class A	199,817	1,064,079
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	351,008	839,291
TBEA Co. Ltd., Class A (a)	729,954	1,302,534
TBEA Co. Ltd., Class A (a)	305,743	545,569
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	365,927	714,850
XCMG Construction Machinery Co. Ltd., Class A	566,224	1,146,550
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	591,469	1,413,337
Xinxing Ductile Iron Pipes, Class A	1,298,400	1,556,235
XJ Electric Co. Ltd., Class A	234,293	680,186
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,688,122	1,506,133

		97,711,526

Technology - 3.4%
Aisino Co. Ltd., Class A (a)	56,575	406,092
Aisino Co. Ltd., Class A (a)	164,526	1,180,958
Beijing Shiji Information Technology Co. Ltd., Class A	48,204	731,951
Beijing Ultrapower Software Co. Ltd., Class A	474,964	823,945
BOE Technology Group Co. Ltd., Class A*	4,062,458	1,935,183
DHC Software Co. Ltd., Class A	305,433	875,813
Glodon Software Co. Ltd., Class A	229,311	645,569
Hundsun Technologies, Inc., Class A (a)	134,175	1,036,175
Hundsun Technologies, Inc., Class A (a)	60,800	469,532
Iflytek Co. Ltd., Class A	339,368	1,454,940
Leshi Internet Information & Technology Corp. Beijing, Class A	373,527	1,960,731
Neusoft Corp., Class A (a)	98,964	228,800
Neusoft Corp., Class A (a)	238,742	551,960
Sanan Optoelectronics Co. Ltd., Class A (a)	133,400	449,582
Sanan Optoelectronics Co. Ltd., Class A (a)	437,436	1,474,240
Tsinghua Tongfang Co. Ltd., Class A (a)	510,280	1,201,126
Tsinghua Tongfang Co. Ltd., Class A (a)	203,264	478,454
Universal Scientific Industrial Shanghai Co. Ltd., Class A (a)	55,306	110,273
Universal Scientific Industrial Shanghai Co. Ltd., Class A (a)	20,100	40,077
Yonyou Network Technology Co. Ltd., Class A (a)	195,831	786,392
Yonyou Network Technology Co. Ltd., Class A (a)	82,720	332,176
Zhejiang Dahua Technology Co. Ltd., Class A	230,623	1,278,226

		18,452,195

Utilities - 4.3%
Beijing Jingneng Power Co. Ltd., Class A (a)	374,500	354,466
Beijing Jingneng Power Co. Ltd., Class A (a)	161,802	153,146
Chengdu Xingrong Investment Co. Ltd., Class A	694,200	681,843
China Yangtze Power Co. Ltd., Class A (a)	468,700	763,050
China Yangtze Power Co. Ltd., Class A (a)	2,720,067	4,428,305
Chongqing Water Group Co. Ltd., Class A (a)	61,500	84,834
Chongqing Water Group Co. Ltd., Class A (a)	163,100	224,984
Datang International Power Generation Co. Ltd., Class A (a)	1,086,000	957,137
Datang International Power Generation Co. Ltd., Class A (a)	69,700	61,430
GD Power Development Co. Ltd., Class A (a)	1,084,000	733,349
GD Power Development Co. Ltd., Class A (a)	2,694,800	1,823,089
Guangdong Electric Power Development Co. Ltd., Class A	351,700	401,099
Guangdong Golden Dragon Development, Inc., Class A	223,400	730,672
Huadian Power International Corp. Ltd., Class A (a)	581,876	664,508
Huadian Power International Corp. Ltd., Class A (a)	248,068	283,296
Huaneng Power International, Inc., Class A (a)	1,158,645	1,628,823
Huaneng Power International, Inc., Class A (a)	498,816	701,235
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A (a)	773,550	607,347
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A (a)	342,700	269,068
SDIC Power Holdings Co. Ltd., Class A (a)	327,300	567,451
SDIC Power Holdings Co. Ltd., Class A (a)	1,597,075	2,768,901
Shenergy Co. Ltd., Class A (a)	616,022	737,916
Shenergy Co. Ltd., Class A (a)	263,322	315,426
Shenzhen Energy Group Co. Ltd., Class A	436,300	702,036

Sichuan Chuantou Energy Co. Ltd., Class A (a)	265,642	451,753
Sichuan Chuantou Energy Co. Ltd., Class A (a)	590,128	1,003,578
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	983,790	1,189,148
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	92,100	111,325

		23,399,215

TOTAL COMMON STOCKS
(Cost $498,477,182)		529,643,321

TOTAL INVESTMENTS - 98.0%
(Cost $498,477,182) (b)		$529,643,321
Other assets and liabilities, Net - 2.0%		10,600,454

NET ASSETS - 100.0%		$540,243,775

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $509,596,001. The net unrealized appreciation was 20,047,320 which consisted of aggregate gross unrealized appreciation of $86,264,441 and aggregate gross unrealized depreciation of $66,217,121.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 9.7%
Baoji Titanium Industry Co. Ltd., Class A	10,200	$21,889
Befar Group Co. Ltd., Class A (a)	9,600	10,189
Befar Group Co. Ltd., Class A (a)	22,800	24,198
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	23,500	120,367
Beijing Shougang Co. Ltd., Class A	137,300	93,121
CEFC Anhui International Holding Co. Ltd., Class A	51,202	199,723
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	35,100	83,328
Chongqing Iron & Steel Co. Ltd., Class A*	55,800	32,501
Cofco Biochemical Co. Ltd., Class A	46,085	130,431
ENN Energy Chemicals Co. Ltd., Class A	13,900	26,615
FSPG Hi-Tech Co. Ltd., Class A*	48,050	51,295
Goldleaf Jewelry Co. Ltd., Class A*	25,100	82,218
Guangdong Guanhao High-Tech Co. Ltd., Class A (a)	6,300	8,847
Guangdong Guanhao High-Tech Co. Ltd., Class A (a)	38,945	54,688
Guangdong Hec Technology Holding Co. Ltd., Class A (a)	53,260	48,758
Guangdong Hec Technology Holding Co. Ltd., Class A (a)	23,745	21,738
Guangdong Highsun Group Co. Ltd., Class A	40,470	39,310
Hengyi Petrochemical Co. Ltd., Class A*	15,900	20,847
Hubei Fuxing Science And Technology Co. Ltd., Class A	30,300	44,805
Hubei Xingfa Chemicals Group Co. Ltd., Class A (a)	9,600	17,554
Hubei Xingfa Chemicals Group Co. Ltd., Class A (a)	5,000	9,143
Hubei Yihua Chemical Industry Co. Ltd., Class A	42,300	44,697
Hunan Gold Corp. Ltd., Class A*	40,500	48,765
Ingenious Ene-Carbon New Materials Co. Ltd., Class A	69,000	79,432
Inner Mongolia Xingye Mining Co. Ltd., Class A	21,800	30,631
Jiangsu Yabang Dyestuff Co. Ltd., Class A	8,700	28,065
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	43,200	41,090
Juli Sling Co. Ltd., Class A	41,700	40,052
Kingfa Sci & Tech Co. Ltd., Class A	91,700	109,845
Lianhe Chemical Technology Co. Ltd., Class A	34,959	104,203
Luxi Chemical Group Co. Ltd., Class A	61,500	62,790
Maanshan Iron & Steel Co. Ltd., Class A*	113,200	57,964
Nanjing Redsun Co. Ltd., Class A	7,300	15,915
Nantong Jiangshan Agrochemical & Chemicals Co. Ltd., Class A (a)	3,200	9,439
Nantong Jiangshan Agrochemical & Chemicals Co. Ltd., Class A (a)	1,200	3,540
Ningxia Orient Tantalum Industry Co. Ltd., Class A*	12,100	18,231
PetroChina Jinhong Energy Investment Co. Ltd., Class A	14,600	42,137
Rising Nonferrous Metals Share Co. Ltd., Class A*(a)	4,400	26,021
Rising Nonferrous Metals Share Co. Ltd., Class A*(a)	1,500	8,871
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	18,300	67,842
Shandong Chenming Paper Holdings Ltd., Class A	53,400	57,006
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (a)	22,000	43,490
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (a)	17,900	35,385
Shandong Humon Smelting Co. Ltd., Class A	29,700	40,139
Shandong Nanshan Aluminum Co. Ltd., Class A (a)	66,600	66,654
Shandong Nanshan Aluminum Co. Ltd., Class A (a)	51,700	51,742
Shandong Sun Paper Industry JSC Ltd., Class A	61,700	46,433
Shanghai 3F New Materials Co., Class A (a)	8,000	16,348
Shanghai 3F New Materials Co., Class A (a)	4,500	9,196
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*(a)	4,000	6,380
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*(a)	7,300	11,644
Shengda Mining Co. Ltd., Class A*	12,500	27,387
Sichuan EM Technology Co. Ltd., Class A (a)	9,000	10,879
Sichuan EM Technology Co. Ltd., Class A (a)	7,800	9,428
Sichuan Hebang Corp. Ltd., Class A (a)	2,400	6,687

Sichuan Hebang Corp. Ltd., Class A (a)	19,200	53,496
Sichuan Tianqi Lithium Industries, Inc., Class A*	9,100	85,694
Stanley Fertilizer Co. Ltd., Class A	13,900	47,665
Tangshan Sanyou Chemical Industries Co. Ltd., Class A (a)	25,400	30,150
Tangshan Sanyou Chemical Industries Co. Ltd., Class A (a)	29,500	35,017
Tibet Mineral Development Co. Ltd., Class A*	18,100	34,263
Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,900	50,742
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	27,500	48,687
Zhejiang Juhua Co. Ltd., Class A (a)	53,000	101,152
Zhejiang Juhua Co. Ltd., Class A (a)	1,400	2,672
Zhejiang Runtu Co. Ltd., Class A	23,000	60,134
Zhejiang Satellite Petrochemical Co. Ltd., Class A*	17,500	24,004
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A (a)	14,900	17,895
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A (a)	18,900	22,698
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	35,800	84,157
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	22,725	40,903

		3,159,222

Communications - 4.9%
Addsino Co. Ltd., Class A*	41,200	112,641
Anhui Xinhua Media Co. Ltd., Class A (a)	5,100	20,947
Anhui Xinhua Media Co. Ltd., Class A (a)	5,600	23,000
Beijing Gehua CATV Network Co. Ltd., Class A (a)	21,500	61,550
Beijing Gehua CATV Network Co. Ltd., Class A (a)	20,200	57,828
Central China Land Media Co. Ltd., Class A	6,200	18,230
Changjiang Publishing & Media Co. Ltd., Class A	28,700	36,917
Chengdu B-Ray Media Co. Ltd., Class A	45,200	65,085
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	13,100	29,393
Dalian Daxian Enterprises Holdings Co. Ltd., Class A*	62,400	54,511
Datang Telecom Technology Co. Ltd., Class A*	26,400	77,790
Eastern Communications Co. Ltd., Class A (a)	17,030	24,390
Eastern Communications Co. Ltd., Class A (a)	5,362	7,679
Fiberhome Telecommunication Technologies Co. Ltd., Class A	27,600	95,886
Focus Technology Co. Ltd., Class A	3,000	26,626
Fujian Star-net Communication Co. Ltd., Class A	15,100	40,815
Guangdong Advertising Group Co. Ltd., Class A	52,900	172,183
Guangdong Guangzhou Daily Media Co. Ltd., Class A	29,280	40,662
Guomai Technologies, Inc., Class A	26,800	49,485
Hengtong Optic-electric Co. Ltd., Class A (a)	6,200	26,687
Hengtong Optic-electric Co. Ltd., Class A (a)	11,400	49,069
Hithink RoyalFlush Information Network Co. Ltd., Class A	12,900	82,808
Insigma Technology Co. Ltd., Class A*	48,900	88,244
Jiangsu Zhongtian Technology Co. Ltd., Class A (a)	1,200	3,395
Jiangsu Zhongtian Technology Co. Ltd., Class A (a)	35,000	99,003
Northern United Publishing & Media Group Co. Ltd., Class A	10,800	16,356
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A (a)	300	565
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A (a)	17,900	33,718
Shanghai Xinhua Media Co. Ltd., Class A (a)	22,600	33,945
Shanghai Xinhua Media Co. Ltd., Class A (a)	8,300	12,467
Shenzhen Tat Fook Technology Co. Ltd., Class A	22,340	59,363
Shenzhen Topway Video Communication Co. Ltd., Class A	14,975	41,535
Time Publishing and Media Co. Ltd., Class A (a)	3,100	8,004
Time Publishing and Media Co. Ltd., Class A (a)	7,000	18,074
Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,200	18,422

		1,607,273

Consumer, Cyclical - 14.6%
Anhui Huamao Textile Co., Class A	48,200	66,313
Anhui Jianghuai Automobile Co. Ltd., Class A (a)	2,700	4,688
Anhui Jianghuai Automobile Co. Ltd., Class A (a)	41,800	72,577
Beijing HualuBaina Film & TV Co. Ltd., Class A	21,400	73,052
Beijing Wangfujing Department Store (Group) Co. Ltd., Class A (a)	7,300	23,991
Beijing Wangfujing Department Store (Group) Co. Ltd., Class A (a)	6,200	20,375
Beijing WKW Automotive Parts Co. Ltd., Class A	13,400	23,162

Besttone Holdings Co. Ltd., Class A (a)	6,400	21,857
Besttone Holdings Co. Ltd., Class A (a)	3,600	12,295
Better Life Commercial Chain Share Co. Ltd., Class A	19,030	41,812
China Automotive Engineering Research Institute Co. Ltd., Class A (a)	8,350	11,091
China Automotive Engineering Research Institute Co. Ltd., Class A (a)	4,850	6,442
China CYTS Tours Holding Co. Ltd., Class A (a)	14,400	42,565
China CYTS Tours Holding Co. Ltd., Class A (a)	15,700	46,408
China Meheco Co. Ltd., Class A (a)	19,900	46,934
China Meheco Co. Ltd., Class A (a)	10,100	23,821
China Television Media Ltd., Class A (a)	2,400	8,397
China Television Media Ltd., Class A (a)	5,700	19,944
Chongqing Department Store, Class A (a)	3,700	14,470
Chongqing Department Store, Class A (a)	5,900	23,074
Chongqing Gas Group Corp. Ltd., Class A	8,600	15,346
CMST Development Co. Ltd., Class A (a)	40,800	67,106
CMST Development Co. Ltd., Class A (a)	14,100	23,191
CNHTC Jinan Truck Co. Ltd., Class A	8,300	17,257
Dashang Group Co. Ltd., Class A (a)	8,800	46,931
Dashang Group Co. Ltd., Class A (a)	8,600	45,864
Dongfeng Automobile Co. Ltd., Class A	51,000	105,882
Dongguan Souyute Fashion Co. Ltd., Class A	18,640	33,059
Eastern Gold Jade Co. Ltd., Class A*	13,500	74,069
Elec-Tech International Co. Ltd., Class A	58,700	67,493
Fangda Special Steel Technology Co. Ltd., Class A (a)	16,300	15,074
Fangda Special Steel Technology Co. Ltd., Class A (a)	8,200	7,583
FAWER Automotive Parts Ltd. Co., Class A	23,200	32,758
Fengfan Stock Ltd. Co., Class A (a)	10,800	46,137
Fengfan Stock Ltd. Co., Class A (a)	20,100	91,599
Fujian Septwolves Industry Co. Ltd., Class A	27,900	43,594
Guangdong Chj Industry Co. Ltd., Class A	27,300	57,596
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,000	13,686
Guangdong Yihua Timber Industry Co. Ltd., Class A (a)	78,200	167,709
Guangdong Yihua Timber Industry Co. Ltd., Class A (a)	48,500	104,013
Guangzhou Pearl River Piano Group Co. Ltd., Class A	9,200	20,028
Guirenniao Co. Ltd., Class A (a)	6,100	24,969
Guirenniao Co. Ltd., Class A (a)	1,400	5,730
Haima Automobile Group Co. Ltd., Class A*	54,200	52,646
Hangzhou Robam Appliances Co. Ltd., Class A	13,765	73,687
Hefei Department Store Group Co. Ltd., Class A	30,700	40,967
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	17,399	21,787
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	18,200	34,424
Hunan Jiangnan Red Arrow Co. Ltd., Class A	55,300	93,184
Jiangling Motors Corp. Ltd., Class A	12,400	47,351
Jiangsu Guotai International Group Guomao Co. Ltd., Class A	19,700	51,513
Jiangsu Sunshine Co. Ltd., Class A*	83,400	76,479
Jiangsu Yueda Investment Co. Ltd., Class A (a)	18,900	31,526
Jiangsu Yueda Investment Co. Ltd., Class A (a)	21,700	36,196
Joyoung Co. Ltd., Class A	18,600	61,502
Lifan Industry Group Co. Ltd., Class A (a)	7,700	11,816
Lifan Industry Group Co. Ltd., Class A (a)	11,700	17,955
Loncin Motor Co. Ltd., Class A (a)	14,700	35,309
Loncin Motor Co. Ltd., Class A (a)	8,300	19,936
Luolai Home Textile Co. Ltd., Class A	13,955	32,415
Luthai Textile Co. Ltd., Class A	26,900	50,171
Markor International Home Furnishings Co. Ltd., Class A	20,400	41,783
MeiDu Energy Corp., Class A (a)	55,981	45,690
MeiDu Energy Corp., Class A (a)	17,990	14,683
Minmetals Development Co. Ltd., Class A	25,500	117,408
Nanjing Central Emporium, Class A	21,000	34,050
Ningbo Huaxiang Electronic Co. Ltd., Class A	25,700	49,966
Ningbo Joyson Electronic Corp., Class A	15,400	61,579
Ningbo Shanshan Co. Ltd., Class A (a)	14,600	50,292
Ningbo Shanshan Co. Ltd., Class A (a)	900	3,100
Ningbo Yunsheng Group Co. Ltd., Class A (a)	16,600	42,654

Ningbo Yunsheng Group Co. Ltd., Class A (a)	7,000	17,987
Ningxia Zhongyin Cashmere Co. Ltd., Class A*	15,840	15,652
Rainbow Department Store Co. Ltd., Class A	11,300	20,094
Rastar Group, Class A	29,900	53,215
Shanghai Haixin Group Co., Class A	35,100	48,744
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A (a)	1,389	5,609
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A (a)	10,999	44,414
Shanghai Lansheng Corp., Class A (a)	5,900	22,328
Shanghai Lansheng Corp., Class A (a)	6,400	24,221
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	60,350	65,643
Shanghai New World Co. Ltd., Class A	25,242	78,412
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	60,000	145,607
Shenzhen Fenda Technology Co. Ltd., Class A	10,900	46,156
Shunfa Hengye Corp., Class A	35,020	41,134
Sichuan Chengfei Integration Technology Corp., Class A	8,700	51,595
Sinochem International Corp., Class A	62,200	115,911
Sinomach Automobile Co. Ltd., Class A (a)	3,100	8,293
Sinomach Automobile Co. Ltd., Class A (a)	8,200	21,935
Songcheng Performance Development Co. Ltd., Class A	14,300	93,680
TongKun Group Co. Ltd., Class A (a)	6,100	11,831
TongKun Group Co. Ltd., Class A (a)	12,600	24,439
Visual China Group Co. Ltd., Class A*	16,500	52,075
Vtron Technologies Ltd., Class A	46,700	111,128
Wenfeng Great World Chain Development Corp., Class A (a)	10,650	12,857
Wenfeng Great World Chain Development Corp., Class A (a)	15,500	18,711
Whirlpool China Co. Ltd., Class A (a)	10,300	19,386
Whirlpool China Co. Ltd., Class A (a)	2,900	5,458
Wuhan Department Store Group Co. Ltd., Class A	12,161	31,380
Wuxi Little Swan Co. Ltd., Class A	10,905	33,672
Xiamen ITG Group Corp. Ltd., Class A (a)	42,200	48,586
Xiamen ITG Group Corp. Ltd., Class A (a)	17,648	20,319
Yantai Tayho Advanced Materials Co. Ltd., Class A	27,000	51,530
Yotrio Group Co. Ltd., Class A	18,640	68,749
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	4,700	32,810
Zhejiang Aokang Shoes Co. Ltd., Class A	7,000	23,591
Zhejiang Haiyue Co. Ltd., Class A (a)	7,500	14,326
Zhejiang Haiyue Co. Ltd., Class A (a)	11,200	21,393
Zhejiang Huafeng Spandex Co. Ltd., Class A	49,000	47,747
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A (a)	22,600	58,773
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A (a)	13,200	34,328
Zhejiang Ming Jewelry Co. Ltd., Class A	31,369	70,218
Zhejiang Orient Holdings Co., Class A (a)	10,500	32,617
Zhejiang Orient Holdings Co., Class A (a)	4,200	13,047

		4,759,612

Consumer, Non-cyclical - 19.7%
Angel Yeast Co. Ltd., Class A (a)	7,300	34,899
Angel Yeast Co. Ltd., Class A (a)	4,500	21,513
Anhui Golden Seed Winery Co. Ltd., Class A	18,800	24,941
Anhui Gujing Distillery Co. Ltd., Class A	5,900	29,039
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	14,700	14,834
Beibuwan Port Co. Ltd., Class A	5,000	13,173
Beijing Sanyuan Foods Co. Ltd., Class A*	20,800	24,044
Beijing Shunxin Agriculture Co. Ltd., Class A	11,200	28,275
Beijing Tiantan Biological Products Corp. Ltd., Class A*(a)	8,300	35,558
Beijing Tiantan Biological Products Corp. Ltd., Class A*(a)	7,200	30,846
Chacha Food Co. Ltd., Class A	11,900	23,949
Changchun High & New Technology Industries, Inc., Class A	6,200	96,087
China Animal Husbandry Industry Co. Ltd., Class A (a)	5,500	16,292
China Animal Husbandry Industry Co. Ltd., Class A (a)	4,700	13,922
China National Accord Medicines Corp. Ltd., Class A	7,300	73,240
China National Medicines Corp. Ltd., Class A (a)	8,300	42,577
China National Medicines Corp. Ltd., Class A (a)	8,700	44,629
China Resources Double Crane Pharmaceutical Co. Ltd., Class A*(a)	16,400	54,787

China Resources Double Crane Pharmaceutical Co. Ltd., Class A*(a)	3,900	13,029
Chongqing Brewery Co., Class A (a)	7,200	15,384
Chongqing Brewery Co., Class A (a)	4,100	8,760
Chuying Agro-pastoral Group Co. Ltd., Class A*	26,500	51,193
COFCO Tunhe Co. Ltd., Class A	61,100	177,287
Da An Gene Co. Ltd. Sun Yat-Sen University, Class A	16,920	93,100
Dalian Port PDA Co. Ltd., Class A (a)	15,000	15,478
Dalian Port PDA Co. Ltd., Class A (a)	32,700	33,742
DMG Entertainment and Media Co. Ltd., Class A	13,200	49,279
Eternal Asia Supply Chain Management Ltd., Class A*	57,700	420,930
Fujian Sunner Development Co. Ltd., Class A*	28,200	72,198
Guangdong Haid Group Co. Ltd., Class A	36,300	71,363
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,100	54,455
Guangzhou Zhujiang Brewery Co. Ltd., Class A	12,500	22,770
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	7,679	23,354
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	11,200	91,063
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,850	56,150
Guizhou Yibai Pharmaceutical Co. Ltd., Class A (a)	1,200	3,067
Guizhou Yibai Pharmaceutical Co. Ltd., Class A (a)	37,700	96,345
Hainan Haiyao Co. Ltd., Class A	46,600	236,815
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	17,950	70,522
Harbin Pharmaceutical Group Co. Ltd., Class A*	69,900	117,680
Hebei Chengde Lolo Co., Class A	26,801	54,685
Hengkang Medical Group Co. Ltd., Class A*	22,305	121,193
Huapont-Nutrichem Co. Ltd., Class A	70,250	110,857
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	14,300	50,679
Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	21,800	95,998
Hybio Pharmaceutical Co. Ltd., Class A	28,300	78,382
Inner Mongolia Jinyu Group Co. Ltd., Class A (a)	7,867	60,460
Inner Mongolia Jinyu Group Co. Ltd., Class A (a)	9,800	75,316
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A (a)	10,540	38,057
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A (a)	10,900	39,356
Jiangsu King’s Luck Brewery JSC Ltd., Class A (a)	1,000	4,048
Jiangsu King’s Luck Brewery JSC Ltd., Class A (a)	2,400	9,716
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A*	17,690	82,922
Jiangzhong Pharmaceutical Co. Ltd., Class A (a)	5,000	38,939
Jiangzhong Pharmaceutical Co. Ltd., Class A (a)	5,506	42,879
Jianxin Mining Co. Ltd., Class A*	43,300	67,223
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	16,400	42,624
Jinling Pharmaceutical Co. Ltd., Class A	14,500	33,883
Joincare Pharmaceutical Group Industry Co. Ltd., Class A (a)	15,000	25,090
Joincare Pharmaceutical Group Industry Co. Ltd., Class A (a)	21,800	36,464
KPC Pharmaceuticals, Inc., Class A (a)	11,500	55,655
KPC Pharmaceuticals, Inc., Class A (a)	4,596	22,243
Livzon Pharmaceutical Group, Inc., Class A	7,540	49,246
Luoniushan Co. Ltd., Class A	41,200	42,192
Mayinglong Pharmaceutical Group Co. Ltd., Class A (a)	8,450	24,859
Mayinglong Pharmaceutical Group Co. Ltd., Class A (a)	9,750	28,684
North China Pharmaceutical Co. Ltd., Class A*	39,100	39,617
PKU HealthCare Corp. Ltd., Class A*	21,800	38,190
Pubang Landscape Architecture Co. Ltd., Class A	38,619	42,186
Qinghai Huzhu Barley Wine Co. Ltd., Class A	8,100	24,509
Renhe Pharmacy Co. Ltd., Class A	83,725	141,101
Rizhao Port Co. Ltd., Class A (a)	49,450	51,792
Rizhao Port Co. Ltd., Class A (a)	42,800	44,827
Sanquan Food Co. Ltd., Class A	19,900	30,909
Shandong Denghai Seeds Co. Ltd., Class A	20,950	49,573
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	29,880	58,835
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	25,600	84,529
Shanghai M&G Stationery, Inc., Class A	3,600	18,875
Shanghai Maling Aquarius Co. Ltd., Class A (a)	2,500	4,394
Shanghai Maling Aquarius Co. Ltd., Class A (a)	27,200	47,811
Shantou Dongfeng Printing Co. Ltd., Class A (a)	500	1,060
Shantou Dongfeng Printing Co. Ltd., Class A (a)	13,700	29,038

Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	21,000	32,650
Shenzhen Glory Medical Co. Ltd., Class A	13,318	38,313
Shenzhen Grandland Decoration Group Co. Ltd., Class A	16,100	45,966
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	98,500	172,615
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	36,300	79,869
Shinva Medical Instrument Co. Ltd., Class A	17,229	78,168
Sichuan Tuopai Shede Wine Co. Ltd., Class A	16,000	35,999
TangShan Port Group Co. Ltd., Class A*(a)	25,600	32,731
TangShan Port Group Co. Ltd., Class A*(a)	28,000	35,800
Tianjin Lisheng Pharmaceutical Co. Ltd., Class A	5,000	25,532
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A (a)	31,100	31,029
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A (a)	5,000	4,989
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A (a)	6,400	19,037
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A (a)	6,362	18,924
V V Food & Beverage Co. Ltd., Class A (a)	11,600	10,206
V V Food & Beverage Co. Ltd., Class A (a)	40,300	35,456
Xiandai Investment Co. Ltd., Class A	42,200	47,931
Xiangxue Pharmaceutical Co. Ltd., Class A	27,910	68,424
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A (a)	27,200	42,289
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A (a)	2,700	4,198
Yabao Pharmaceutical Group Co. Ltd., Class A (a)	17,800	30,713
Yabao Pharmaceutical Group Co. Ltd., Class A (a)	15,280	26,365
Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,400	36,564
Yuan Longping High-tech Agriculture Co. Ltd., Class A	41,400	139,076
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,700	86,400
Zhangzidao Group Co. Ltd., Class A*	27,500	63,074
Zhejiang Conba Pharmaceutical Co. Ltd., Class A (a)	38,960	74,658
Zhejiang Conba Pharmaceutical Co. Ltd., Class A (a)	1,150	2,204
Zhejiang Dian Diagnostics Co. Ltd., Class A	9,900	85,086
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A (a)	7,060	10,100
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A (a)	16,000	22,890
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	28,700	54,686
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	28,200	100,903
Zhejiang Medicine Co. Ltd., Class A (a)	20,830	30,155
Zhejiang Medicine Co. Ltd., Class A (a)	10,600	15,345
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	21,400	37,920
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*(a)	5,000	49,577
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*(a)	16,700	165,587
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	26,840	75,630

		6,422,524

Diversified - 1.6%
Anyuan Coal Industry Group Co. Ltd., Class A*(a)	12,000	10,148
Anyuan Coal Industry Group Co. Ltd., Class A*(a)	5,900	4,989
Humanwell Healthcare Group Co. Ltd., Class A	54,000	139,090
Jilin Yatai Group Co. Ltd., Class A*(a)	25,200	29,522
Jilin Yatai Group Co. Ltd., Class A*(a)	80,853	94,719
Nanjing Gaoke Co. Ltd., Class A (a)	14,600	39,667
Nanjing Gaoke Co. Ltd., Class A (a)	17,625	47,886
Orient Group, Inc., Class A (a)	42,784	54,854
Orient Group, Inc., Class A (a)	36,700	47,053
Tianjin TEDA Co. Ltd., Class A	61,900	56,284

		524,212

Energy - 2.0%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*(a)	7,500	6,703
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*(a)	15,900	14,211
Beijing Haohua Energy Resource Co. Ltd., Class A (a)	14,900	14,935
Beijing Haohua Energy Resource Co. Ltd., Class A (a)	7,400	7,417
Changzheng Engineering Co. Ltd., Class A	4,000	19,991
Datong Coal Industry Co. Ltd., Class A (a)	25,800	22,578
Datong Coal Industry Co. Ltd., Class A (a)	13,700	11,989
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	14,800	17,614
Guizhou Panjiang Refined Coal Co. Ltd., Class A	29,400	34,853

Henan Dayou Energy Co. Ltd., Class A	16,200	13,901
Henan Shenhuo Coal & Power Co. Ltd., Class A*	70,800	48,776
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	15,500	23,185
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	24,800	19,702
Jiangsu Zongyi Co. Ltd., Class A*(a)	42,300	67,473
Jiangsu Zongyi Co. Ltd., Class A*(a)	5,900	9,411
Kailuan Energy Chemical Co. Ltd., Class A (a)	20,100	16,280
Kailuan Energy Chemical Co. Ltd., Class A (a)	8,600	6,966
Oriental Energy Co. Ltd., Class A	17,500	59,087
Pingdingshan Tianan Coal Mining Co. Ltd., Class A (a)	18,200	17,706
Pingdingshan Tianan Coal Mining Co. Ltd., Class A (a)	37,685	36,663
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	16,300	31,463
Shanxi Coal International Energy Group Co. Ltd., Class A*(a)	53,900	38,305
Shanxi Coal International Energy Group Co. Ltd., Class A*(a)	4,100	2,913
Shanxi Guoxin Energy Corp. Ltd., Class A*	12,600	31,477
Sinopec Oilfield Equipment Corp., Class A*	8,700	22,247
Wuhan Kaidi Electric Power Co. Ltd., Class A	40,200	62,571

		658,417

Financial - 8.8%
Anxin Trust Co. Ltd., Class A (a)	17,700	113,125
Anxin Trust Co. Ltd., Class A (a)	3,641	23,271
Beijing Capital Development Co. Ltd., Class A	65,400	108,176
Beijing Centergate Technologies (Holding) Co. Ltd., Class A*	25,400	38,190
Beijing Homyear Capital Holdings Co. Ltd., Class A (a)	2,300	4,354
Beijing Homyear Capital Holdings Co. Ltd., Class A (a)	49,930	94,518
Black Peony Group Co. Ltd., Class A (a)	8,100	11,965
Black Peony Group Co. Ltd., Class A (a)	6,600	9,749
Bohai Leasing Co. Ltd., Class A	88,400	105,480
China Enterprise Co. Ltd., Class A*(a)	5,860	6,738
China Enterprise Co. Ltd., Class A*(a)	75,900	87,268
China Sports Industry Group Co. Ltd., Class A (a)	21,601	62,610
China Sports Industry Group Co. Ltd., Class A (a)	18,600	53,912
Cinda Real Estate Co. Ltd., Class A	28,500	27,683
COFCO Property Group Co. Ltd., Class A	54,200	155,584
Geo-Jade Petroleum Corp., Class A*(a)	31,460	39,150
Geo-Jade Petroleum Corp., Class A*(a)	39,180	48,756
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	63,200	69,331
HNA Investment Group Co. Ltd., Class A	85,500	95,121
Huafa Industrial Co. Ltd. Zhuhai, Class A (a)	20,900	39,142
Huafa Industrial Co. Ltd. Zhuhai, Class A (a)	18,100	33,898
Huayuan Property Co. Ltd., Class A (a)	8,700	8,410
Huayuan Property Co. Ltd., Class A (a)	17,700	17,110
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	21,700	39,934
Jinke Properties Group Co. Ltd., Class A	98,600	87,664
Macrolink Real Estate Co. Ltd., Class A*	35,600	55,902
Myhome Real Estate Development Group Co. Ltd., Class A*	111,900	89,593
Shaanxi International Trust Co. Ltd., Class A	23,100	33,549
Shanghai AJ Corp., Class A*(a)	57,480	117,508
Shanghai AJ Corp., Class A*(a)	38,800	79,320
Shanghai Dingli Technology Development Group Co. Ltd., Class A (a)	10,000	33,861
Shanghai Dingli Technology Development Group Co. Ltd., Class A (a)	9,300	31,490
Shanghai Industrial Development Co. Ltd., Class A (a)	14,600	25,305
Shanghai Industrial Development Co. Ltd., Class A (a)	6,000	10,399
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A (a)	4,100	13,296
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A (a)	7,900	25,619
Shanghai Shimao Co. Ltd., Class A (a)	16,600	25,654
Shanghai Shimao Co. Ltd., Class A (a)	8,300	12,827
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (a)	21,100	67,706
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (a)	25,200	80,862
Shenzhen World Union Properties Consultancy, Inc., Class A	34,464	67,594
Shenzhen Zhenye Group Co. Ltd., Class A	56,300	92,687
Suning Universal Co. Ltd., Class A	63,990	70,596
Sunshine City Group Co. Ltd., Class A	31,700	68,862

Suzhou New District Hi-Tech Industrial Co. Ltd., Class A (a)	20,100	26,877
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A (a)	13,600	18,185
Thaihot Group Co. Ltd., Class A	24,800	103,937
Tianjin Jinbin Development Co., Class A*	77,300	59,971
Tibet Urban Development and Investment Co. Ltd., Class A	13,300	30,233
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A*(a)	29,340	33,871
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A*(a)	14,300	16,508
Zhonghong Holding Co. Ltd., Class A	121,280	76,888
Zhongtian Urban Development Group Co. Ltd., Class A	103,202	122,131

		2,872,370

Industrial - 28.0%
Advanced Technology & Materials Co. Ltd., Class A*	30,504	48,799
Anhui Heli Co. Ltd., Class A (a)	5,880	9,772
Anhui Heli Co. Ltd., Class A (a)	14,500	24,096
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	46,000	54,791
Anhui Zhongding Sealing Parts Co. Ltd., Class A	53,200	161,988
AVIC Electromechanical Systems Co. Ltd., Class A	27,790	107,025
Avic Heavy Machinery Co. Ltd., Class A	27,900	87,232
Baotou Beifang Chuangye Co. Ltd., Class A (a)	13,000	28,334
Baotou Beifang Chuangye Co. Ltd., Class A (a)	43,200	94,157
Beijing Jingyuntong Technology Co. Ltd., Class A (a)	8,400	17,960
Beijing Jingyuntong Technology Co. Ltd., Class A (a)	14,400	30,790
Beijing Lier High-temperature Materials Co. Ltd., Class A	37,600	43,779
Beijing New Building Materials PLC, Class A	55,600	134,126
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	24,908	70,611
Beijing Sevenstar Electronics Co. Ltd., Class A*	8,200	29,900
Beijing Shouhang Resources Saving Co. Ltd., Class A	22,250	78,715
Beijing Sifang Automation Co. Ltd., Class A (a)	3,800	16,398
Beijing Sifang Automation Co. Ltd., Class A (a)	8,900	38,405
Camel Group Co. Ltd., Class A (a)	7,900	17,480
Camel Group Co. Ltd., Class A (a)	17,900	39,606
CCS Supply Chain Management Co. Ltd., Class A (a)	1,272	3,487
CCS Supply Chain Management Co. Ltd., Class A (a)	14,601	40,030
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A (a)	3,400	2,981
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A (a)	53,100	46,552
Changyuan Group Ltd., Class A (a)	52,100	136,825
Changyuan Group Ltd., Class A (a)	800	2,101
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd., Class A*	23,600	39,732
China Aerospace Times Electronics Co. Ltd., Class A*(a)	38,500	102,743
China Aerospace Times Electronics Co. Ltd., Class A*(a)	16,000	42,699
China Aviation Optical-Electrical Technology Co. Ltd., Class A	18,010	107,086
China Jushi Co. Ltd., Class A (a)	8,200	29,748
China Jushi Co. Ltd., Class A (a)	17,900	64,937
China Railway Erju Co. Ltd., Class A (a)	20,300	39,783
China Railway Erju Co. Ltd., Class A (a)	23,300	45,662
China Railway Tielong Container Logistics Co. Ltd., Class A (a)	4,000	5,661
China Railway Tielong Container Logistics Co. Ltd., Class A (a)	53,000	75,000
China Security & Fire Co. Ltd., Class A (a)	32,400	103,201
China Security & Fire Co. Ltd., Class A (a)	38,509	122,659
China Shipping Development Co. Ltd., Class A (a)	38,300	54,147
China Shipping Development Co. Ltd., Class A (a)	43,700	61,782
China Wafer Level CSP Co. Ltd., Class A (a)	600	2,983
China Wafer Level CSP Co. Ltd., Class A (a)	3,000	14,914
China-Kinwa High Technology Co. Ltd., Class A*(a)	75,300	107,861
China-Kinwa High Technology Co. Ltd., Class A*(a)	57,400	82,221
Chongqing Zongshen Power Machinery Co. Ltd., Class A	40,200	83,709
CITIC Heavy Industries Co. Ltd., Class A (a)	48,000	53,328
CITIC Heavy Industries Co. Ltd., Class A (a)	29,400	32,663
Citic Offshore Helicopter Co. Ltd., Class A	25,401	61,800
Citychamp Dartong Co. Ltd., Class A (a)	19,200	23,446
Citychamp Dartong Co. Ltd., Class A (a)	41,300	50,433
COSCO Shipping Co. Ltd., Class A (a)	26,700	48,547
COSCO Shipping Co. Ltd., Class A (a)	13,400	24,365

CPI Yuanda Environmental-Protection Group Co. Ltd., Class A (a)	8,660	21,258
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A (a)	9,322	22,883
CSG Holding Co. Ltd., Class A	78,400	124,326
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A*(a)	7,200	46,564
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A*(a)	7,500	48,505
Dalian Huarui Heavy Industry Group Co. Ltd., Class A	18,876	23,344
Dazhong Transportation Group Co. Ltd., Class A (a)	9,000	14,412
Dazhong Transportation Group Co. Ltd., Class A (a)	34,400	55,085
Dongjiang Environmental Co. Ltd., Class A	18,000	45,805
East China Engineering Science and Technology Co. Ltd., Class A	11,100	30,175
Far East Smarter Energy Co. Ltd., Class A*(a)	13,900	30,001
Far East Smarter Energy Co. Ltd., Class A*(a)	4,000	8,633
Fenghua Advanced Technology Holding Co. Ltd., Class A	35,100	43,734
Foshan Electrical and Lighting Co. Ltd., Class A	32,640	63,581
Gansu Qilianshan Cement Group Co. Ltd., Class A (a)	9,100	11,197
Gansu Qilianshan Cement Group Co. Ltd., Class A (a)	20,100	24,732
GEM Co. Ltd., Class A	49,451	76,731
Gem-Year Industrial Co. Ltd., Class A (a)	7,200	10,334
Gem-Year Industrial Co. Ltd., Class A (a)	14,700	21,099
Guangdong Ellington Electronics Technology Co. Ltd., Class A (a)	2,400	7,735
Guangdong Ellington Electronics Technology Co. Ltd., Class A (a)	1,600	5,156
Guangdong Goworld Co. Ltd., Class A	17,500	23,352
Guangdong Tapai Group Co. Ltd., Class A	21,500	32,426
Guangdong Weihua Corp., Class A*	21,000	31,795
Guangxi Liugong Machinery Co. Ltd., Class A	47,200	61,373
Guangzhou Baiyun International Airport Co. Ltd., Class A (a)	6,800	13,432
Guangzhou Baiyun International Airport Co. Ltd., Class A (a)	15,133	29,891
Guangzhou Guangri Stock Co. Ltd., Class A	15,800	36,921
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A (a)	5,300	11,612
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A (a)	19,100	41,847
Guizhou Space Appliance Co. Ltd., Class A	15,370	62,508
Hang Zhou Great Star Industrial Co. Ltd., Class A	30,053	64,492
Hangzhou Hangyang Co. Ltd., Class A	12,300	15,306
Harbin Boshi Automation Co. Ltd., Class A*	8,100	41,312
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	87,500	69,921
Henan Pinggao Electric Co. Ltd., Class A (a)	44,200	103,785
Henan Pinggao Electric Co. Ltd., Class A (a)	28,800	67,625
Henan Senyuan Electric Co. Ltd., Class A	23,100	61,391
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	13,500	39,318
Hongfa Technology Co. Ltd., Class A	15,800	71,244
Huadian Heavy Industries Co. Ltd., Class A	10,300	20,169
Huagong Tech Co. Ltd., Class A	37,100	75,987
Huaxin Cement Co. Ltd., Class A (a)	6,100	7,619
Huaxin Cement Co. Ltd., Class A (a)	3,580	4,472
Hubei Kaile Science & Technology Co. Ltd., Class A*(a)	16,600	24,495
Hubei Kaile Science & Technology Co. Ltd., Class A*(a)	11,300	16,674
Hunan Corun New Energy Co. Ltd., Class A*(a)	30,224	60,761
Hunan Corun New Energy Co. Ltd., Class A*(a)	8,974	18,041
Jangho Group Co. Ltd., Class A (a)	12,300	18,799
Jangho Group Co. Ltd., Class A (a)	15,300	23,384
Jiangsu Nonghua Intelligent Agricultural Technology Co. Ltd., Class A	50,800	50,132
Jiangsu Sunrain Solar Energy Co. Ltd., Class A (a)	6,500	9,581
Jiangsu Sunrain Solar Energy Co. Ltd., Class A (a)	8,400	12,382
Jiangsu Wuzhong Industrial Co., Class A (a)	27,300	69,132
Jiangsu Wuzhong Industrial Co., Class A (a)	3,800	9,623
Jihua Group Corp. Ltd., Class A (a)	14,500	40,296
Jihua Group Corp. Ltd., Class A (a)	78,600	218,430
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A (a)	15,500	42,801
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A (a)	54,000	149,111
Keda Clean Energy Co. Ltd., Class A (a)	36,200	97,584
Keda Clean Energy Co. Ltd., Class A (a)	34,200	92,193
Lanzhou LS Heavy Equipment Co. Ltd., Class A	8,900	21,930
Neway Valve Suzhou Co. Ltd., Class A	11,300	32,735
North Electro-Optic Co. Ltd., Class A*	3,800	15,873

North Navigation Control Technology Co. Ltd., Class A (a)	17,900	93,239
North Navigation Control Technology Co. Ltd., Class A (a)	8,800	45,838
ORG Packaging Co. Ltd., Class A	36,454	129,531
Palm Landscape Architecture Co. Ltd., Class A	17,200	48,563
Puyang Refractories Group Co. Ltd., Class A	16,900	18,304
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	28,500	88,488
Shandong Jinjing Science & Technology Co. Ltd., Class A*(a)	24,800	17,740
Shandong Jinjing Science & Technology Co. Ltd., Class A*(a)	22,100	15,808
Shandong Molong Petroleum Machinery Co. Ltd., Class A*	12,800	16,703
Shanghai Aerospace Automobile Electromechanical Co., Class A*	52,200	90,068
Shanghai Feilo Acoustics Co. Ltd., Class A (a)	21,125	36,351
Shanghai Feilo Acoustics Co. Ltd., Class A (a)	19,100	32,867
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A (a)	9,100	38,985
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A (a)	10,100	43,270
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A (a)	11,499	22,125
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A (a)	14,647	28,182
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	99,100	95,184
Shanghai Zhixin Electric Co. Ltd., Class A (a)	20,260	37,724
Shanghai Zhixin Electric Co. Ltd., Class A (a)	24,400	45,432
Shantui Construction Machinery Co. Ltd., Class A*	46,600	39,407
Shengyi Technology Co. Ltd., Class A (a)	37,700	50,424
Shengyi Technology Co. Ltd., Class A (a)	22,800	30,495
Shenzhen Desay Battery Technology Co., Class A	7,200	43,447
Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,800	76,378
Shenzhen Hifuture Electric Co. Ltd., Class A*	36,200	49,823
Shenzhen Hongtao Decoration Co. Ltd., Class A	59,750	137,067
Shenzhen Huaqiang Industry, Class A	12,000	63,643
Shenzhen Laibao Hi-tech Co. Ltd., Class A	38,200	71,836
Shenzhen Tagen Group Co. Ltd., Class A	25,300	58,492
Shenzhen Yantian Port Holding Co. Ltd., Class A	46,600	50,759
Shuangliang Eco-Energy Systems Co. Ltd., Class A (a)	8,800	23,418
Shuangliang Eco-Energy Systems Co. Ltd., Class A (a)	10,200	27,143
Sichuan Road & Bridge Co. Ltd., Class A (a)	61,800	45,069
Sichuan Road & Bridge Co. Ltd., Class A (a)	9,400	6,855
Sieyuan Electric Co. Ltd., Class A	22,100	44,579
Sinoma International Engineering Co. Ltd., Class A	26,200	58,582
Sinotrans Air Transportation Development Co. Ltd., Class A (a)	11,800	41,178
Sinotrans Air Transportation Development Co. Ltd., Class A (a)	9,900	34,548
SUFA Technology Industry Co. Ltd. CNNC, Class A	16,020	59,708
Sungrow Power Supply Co. Ltd., Class A	24,300	71,263
Suzhou Anjie Technology Co. Ltd., Class A	10,200	28,504
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	24,600	71,485
Taiyuan Heavy Industry Co. Ltd., Class A*(a)	25,400	22,307
Taiyuan Heavy Industry Co. Ltd., Class A*(a)	76,300	67,010
Tangshan Jidong Cement Co. Ltd., Class A	39,800	59,347
Telling Telecommunication Holding Co. Ltd., Class A*	39,700	55,440
Tianjin Benefo Tejing Electric Co. Ltd., Class A (a)	1,300	2,521
Tianjin Benefo Tejing Electric Co. Ltd., Class A (a)	9,800	19,008
Tianjin Capital Environmental Protection Group Co. Ltd., Class A (a)	14,500	19,439
Tianjin Capital Environmental Protection Group Co. Ltd., Class A (a)	6,300	8,446
Tianma Bearing Group Co. Ltd., Class A	33,900	37,136
Tongfang Guoxin Electronics Co. Ltd., Class A	14,400	75,745
Wolong Electric Group Co. Ltd., Class A (a)	2,400	4,275
Wolong Electric Group Co. Ltd., Class A (a)	32,165	57,296
Wuhu Token Science Co. Ltd., Class A	21,100	51,926
WUS Printed Circuit Kunshan Co. Ltd., Class A*	39,840	31,342
Xiamen Faratronic Co. Ltd., Class A (a)	4,000	16,677
Xiamen Faratronic Co. Ltd., Class A (a)	2,400	10,006
Xi’an Shaangu Power Co. Ltd., Class A (a)	20,900	25,230
Xi’an Shaangu Power Co. Ltd., Class A (a)	10,550	12,736
Xiangtan Electric Manufacturing Co. Ltd., Class A (a)	8,500	19,216
Xiangtan Electric Manufacturing Co. Ltd., Class A (a)	18,400	41,598
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A (a)	9,200	8,023
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A (a)	17,400	15,173

Xinjiang Tianshan Cement Co. Ltd., Class A	36,000	50,944
Xinjiang Urban Construction Group Co. Ltd., Class A (a)	7,800	15,649
Xinjiang Urban Construction Group Co. Ltd., Class A (a)	17,700	35,511
Yintai Resources Co. Ltd., Class A	27,100	48,778
Zhejiang Crystal-Optech Co. Ltd., Class A	15,900	49,787
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A*	30,400	46,699
Zhejiang Hailiang Co. Ltd., Class A	42,500	58,241
Zhejiang Sanhua Co. Ltd., Class A	48,180	52,705
Zhejiang Wanma Co. Ltd., Class A	28,362	80,534
Zhejiang Yankon Group Co. Ltd., Class A (a)	13,785	15,529
Zhejiang Yankon Group Co. Ltd., Class A (a)	27,750	31,260
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (a)	22,300	24,948
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (a)	34,100	38,149
Zhongli Science and Technology Group Co. Ltd., Class A	13,900	31,166
Zhongshan Broad Ocean Motor Co. Ltd., Class A	31,000	59,357
Zhuzhou Times New Material Technology Co. Ltd., Class A (a)	8,100	21,806
Zhuzhou Times New Material Technology Co. Ltd., Class A (a)	16,000	43,074

		9,086,634

Technology - 7.3%
Accelink Technologies Co. Ltd., Class A	4,400	23,220
Beijing Teamsun Technology Co. Ltd., Class A (a)	29,100	77,754
Beijing Teamsun Technology Co. Ltd., Class A (a)	10,000	26,719
Bright Oceans Inter-Telecom Corp., Class A (a)	24,300	54,475
Bright Oceans Inter-Telecom Corp., Class A (a)	3,300	7,398
China Greatwall Computer Shenzhen Co. Ltd., Class A*	70,800	123,424
China National Software & Service Co. Ltd., Class A (a)	15,700	68,137
China National Software & Service Co. Ltd., Class A (a)	2,300	9,982
China TransInfo Technology Co. Ltd., Class A	9,300	37,533
Dawning Information Industry Co. Ltd., Class A	3,900	33,325
EGing Photovoltaic Technology Co. Ltd., Class A (a)	4,960	8,420
EGing Photovoltaic Technology Co. Ltd., Class A (a)	13,100	22,237
Founder Technology Group Corp., Class A	131,600	130,277
Fujian Newland Computer Co. Ltd., Class A*	39,140	114,054
Greatwall Information Industry Co. Ltd., Class A	69,700	196,757
Hangzhou Silan Microelectronics Co. Ltd., Class A (a)	10,480	9,822
Hangzhou Silan Microelectronics Co. Ltd., Class A (a)	24,400	22,867
Invengo Information Technology Co. Ltd., Class A	35,600	62,309
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A (a)	9,830	24,465
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A (a)	37,100	92,336
Jiangsu Hongtu High Technology Co. Ltd., Class A (a)	12,300	18,818
Jiangsu Hongtu High Technology Co. Ltd., Class A (a)	42,700	65,328
Julong Co. Ltd., Class A	13,295	46,230
Mesnac Co. Ltd., Class A	39,000	73,283
NavInfo Co. Ltd., Class A	33,400	134,486
Shanghai 2345 Network Holding Group Co. Ltd., Class A	15,400	62,367
Shanghai Belling Co. Ltd., Class A (a)	17,700	38,065
Shanghai Belling Co. Ltd., Class A (a)	15,000	32,259
Shanghai East-China Computer Co. Ltd., Class A (a)	3,700	22,884
Shanghai East-China Computer Co. Ltd., Class A (a)	2,000	12,370
Shanghai Kingstar Winning Software Co. Ltd., Class A	19,550	98,558
Shenghe Resources, Class A*	10,000	33,104
Shenzhen Kaifa Technology Co. Ltd., Class A	44,200	59,667
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A (a)	600	7,367
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A (a)	10,900	133,839
Taiji Computer Corp. Ltd., Class A	13,800	86,321
United Electronics Co. Ltd., Class A	9,800	47,824
Wuhan Guide Infrared Co. Ltd., Class A	15,700	58,923
Xi’an LONGi Silicon Materials Co. Ltd., Class A (a)	35,100	51,958
Xi’an LONGi Silicon Materials Co. Ltd., Class A (a)	28,300	41,892
YGSOFT, Inc., Class A	29,607	70,701
Youzu Interactive Co. Ltd., Class A	3,400	33,207

		2,374,962

Utilities - 2.9%
An Hui Wenergy Co. Ltd., Class A	38,100	77,030
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	38,200	98,631
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	72,200	93,096
Harbin Hatou Investment Co. Ltd., Class A (a)	4,400	7,660
Harbin Hatou Investment Co. Ltd., Class A (a)	11,300	19,673
Jointo Energy Investment Co. Ltd. Hebei, Class A	32,200	47,465
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A (a)	109,650	113,653
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A (a)	8,700	9,018
Shanghai Electric Power Co. Ltd., Class A (a)	14,000	36,060
Shanghai Electric Power Co. Ltd., Class A (a)	37,200	95,818
Shenzhen Gas Corp. Ltd., Class A	31,300	44,390
Top Energy Co. Ltd., Class A (a)	13,700	15,072
Top Energy Co. Ltd., Class A (a)	8,100	8,911
Xinjiang Tianfu Energy Co. Ltd., Class A (a)	17,559	24,276
Xinjiang Tianfu Energy Co. Ltd., Class A (a)	8,500	11,751
Zhefu Holding Group Co. Ltd., Class A	85,700	127,259
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	22,600	36,645
Zhongshan Public Utilities Group Co. Ltd., Class A	33,560	61,447

		927,855

TOTAL COMMON STOCKS
(Cost $36,895,322)		32,393,081

TOTAL INVESTMENTS - 99.5%
(Cost $36,895,322) (b)		$32,393,081
Other assets and liabilities, Net - 0.5%		166,582

NET ASSETS - 100.0%		$32,559,663

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $37,734,571. The net unrealized depreciation was $5,341,490 which consisted of aggregate gross unrealized appreciation of $3,276,428 and aggregate gross unrealized depreciation of $8,617,918.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 38.4%
Basic Materials - 0.4%
Aluminum Corp. of China Ltd., Class H*	21,053	$7,036
Fosun International Ltd.	9,825	16,481
Jiangxi Copper Co. Ltd., Class H	7,036	8,888
Nine Dragons Paper Holdings Ltd.	8,718	4,893
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	18,657	6,813
Zijin Mining Group Co. Ltd., Class H	29,999	7,742

		51,853

Communications - 12.2%
Alibaba Group Holding Ltd., ADR*	3,213	212,444
Baidu, Inc., ADR*	1,428	210,273
China Communications Services Corp. Ltd., Class H	12,766	4,695
China Mobile Ltd.	31,942	387,011
China Telecom Corp. Ltd., Class H	72,164	37,804
China Unicom (Hong Kong) Ltd.	31,132	40,893
Ctrip.com International, Ltd., ADR*	726	48,242
JD.com, Inc., ADR*	1,734	44,876
Qihoo 360 Technology Co. Ltd., ADR*	483	25,536
SINA Corp.*(a)	271	10,501
Sohu.com, Inc.*	165	7,810
Tencent Holdings Ltd.	26,813	455,991
Vipshop Holdings Ltd., ADR*	1,314	23,639
Youku Tudou, Inc., ADR*	817	13,570
ZTE Corp., Class H	4,032	8,126

		1,531,411

Consumer, Cyclical - 1.8%
Air China Ltd., Class H	9,742	7,039
Alibaba Pictures Group Ltd.*	52,489	12,259
Anta Sports Products Ltd.	5,196	13,087
Belle International Holdings Ltd.	24,122	22,068
Brilliance China Automotive Holdings Ltd.	15,681	18,939
Byd Co. Ltd., Class H*	3,331	13,603
China Resources Enterprise Ltd.	6,296	19,781
China Southern Airlines Co. Ltd., Class H	9,697	6,319
Dongfeng Motor Group Co. Ltd., Class H	14,108	14,199
Geely Automobile Holdings Ltd.	27,462	10,630
GOME Electrical Appliances Holding Ltd.	63,372	10,058
Great Wall Motor Co. Ltd., Class H	5,373	14,351
Guangzhou Automobile Group Co. Ltd., Class H	11,815	8,309
Haier Electronics Group Co. Ltd.	6,470	11,604
Jumei International Holding Ltd., ADR*	430	4,446
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,679	7,671
Shenzhou International Group Holdings Ltd.	2,910	14,700
Sun Art Retail Group Ltd.	12,731	10,612
Weichai Power Co. Ltd., Class H	5,186	5,581

		225,256

Consumer, Non-cyclical - 2.2%
China Agri-Industries Holdings Ltd.*	12,611	4,784
China Conch Venture Holdings Ltd.	7,039	15,513
China Huishan Dairy Holdings Co. Ltd. (a)	33,509	12,280
China Medical System Holdings Ltd.	5,800	6,301
China Mengniu Dairy Co. Ltd.	7,137	24,956
COSCO Pacific Ltd.	9,418	10,962
CSPC Pharmaceutical Group Ltd.	21,506	19,702
Hengan International Group Co. Ltd.	3,820	37,485
Jiangsu Expressway Co. Ltd., Class H	6,523	7,710
Luye Pharma Group Ltd.*	7,091	6,039
New Oriental Education & Technology Group, Inc., ADR*	719	14,732
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,055	7,032
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,152	6,289
Sihuan Pharmaceutical Holdings Group Ltd.	15,224	7,202
Sino Biopharmaceutical Ltd.	15,418	18,303
Sinopharm Group Co. Ltd., Class H	6,203	23,491
Tingyi Cayman Islands Holding Corp.	10,200	15,688
Tsingtao Brewery Co. Ltd., Class H	1,923	9,454
Want Want China Holdings Ltd.	30,777	24,820
Zhejiang Expressway Co. Ltd., Class H	7,654	8,217

		280,960

Diversified - 0.2%
China Merchants Holdings International Co. Ltd.	6,014	20,098
Goldin Properties Holdings Ltd.*(a)	7,618	7,274

		27,372

Energy - 3.1%
China Coal Energy Co. Ltd., Class H	14,249	6,656
China Longyuan Power Group Corp., Class H	16,500	17,522
China Oilfield Services Ltd., Class H	9,668	10,404
China Petroleum & Chemical Corp., Class H	132,672	88,333
China Shenhua Energy Co. Ltd., Class H	17,673	30,648
CNOOC Ltd.	92,868	115,155
GCL-Poly Energy Holdings Ltd.*	57,880	9,261
Kunlun Energy Co. Ltd. (a)	16,791	11,873
PetroChina Co. Ltd., Class H	109,716	91,170
Sinopec Engineering Group Co. Ltd., Class H	6,628	5,721
Yanzhou Coal Mining Co. Ltd., Class H	9,931	4,690

		391,433

Financial - 13.8%
Agricultural Bank of China Ltd., Class H	119,883	48,417
Bank of China Ltd., Class H	413,101	188,693
Bank of Communications Co. Ltd., Class H	45,516	34,298
China Cinda Asset Management Co. Ltd., Class H	45,474	16,899
China CITIC Bank Corp. Ltd., Class H*	42,564	26,087
China Construction Bank Corp., Class H	437,567	307,706
China Everbright Bank Co. Ltd., Class H	18,333	8,374
China Everbright Ltd.	4,947	10,341
China Galaxy Securities Co. Ltd., Class H	17,274	11,835
China Life Insurance Co. Ltd., Class H	38,695	133,809
China Merchants Bank Co. Ltd., Class H	23,873	56,864
China Minsheng Banking Corp. Ltd., Class H	30,647	29,698
China Overseas Land & Investment Ltd.	20,510	60,074
China Pacific Insurance Group Co. Ltd., Class H	13,710	49,886
China Resources Land Ltd.	14,417	35,977
China Taiping Insurance Holdings Co. Ltd.*	8,410	23,765
China Vanke Co. Ltd., Class H	6,838	15,546
Chongqing Rural Commercial Bank Co. Ltd., Class H	13,416	7,842
CITIC Ltd.	22,691	41,576
CITIC Securities Co. Ltd., Class H	11,255	22,568
Country Garden Holdings Co. Ltd.	30,145	10,580
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	3,067	18,837
Evergrande Real Estate Group Ltd.	28,466	18,732
Far East Horizon Ltd.	9,244	7,359
Franshion Properties China Ltd.	16,647	4,167
GF Securities Co. Ltd., Class H*	4,996	8,561
Guangzhou R&F Properties Co. Ltd., Class H*	5,419	4,951
Haitong Securities Co. Ltd., Class H	16,844	24,299
Huatai Securities Co. Ltd., Class H, 144A*	4,400	8,005
Industrial & Commercial Bank of China Ltd., Class H	383,636	226,715
Longfor Properties Co. Ltd.	7,752	9,372
New China Life Insurance Co. Ltd., Class H	4,033	15,767
New World China Land Ltd.	13,910	8,436
People’s Insurance Co. (Group) of China Ltd., Class H	34,033	16,116
PICC Property & Casualty Co. Ltd., Class H	17,938	34,071
Ping An Insurance Group Co. of China Ltd., Class H	27,110	132,751
Shanghai Industrial Holdings Ltd.	2,601	6,343
Shimao Property Holdings Ltd.	7,414	10,408
Shui On Land Ltd.	19,221	4,216
Sino-Ocean Land Holdings Ltd.	18,008	9,411
Soho China Ltd.	11,102	4,742
Sunac China Holdings Ltd.	9,937	5,372
Yuexiu Property Co. Ltd.	36,410	5,732

		1,725,198

Industrial - 2.1%
AAC Technologies Holdings, Inc.	3,831	21,577
Anhui Conch Cement Co. Ltd., Class H	6,420	19,426
AviChina Industry & Technology Co. Ltd., Class H	11,321	7,873
BBMG Corp., Class H	6,242	4,027
Beijing Capital International Airport Co. Ltd., Class H	8,026	8,637
China Communications Construction Co. Ltd., Class H	23,023	27,390
China COSCO Holdings Co. Ltd., Class H*(a)	13,775	7,765
China Everbright International Ltd.	12,824	16,779
China International Marine Containers Group Co. Ltd., Class H	2,672	4,758
China National Building Material Co. Ltd., Class H	15,369	8,963
China Railway Construction Corp. Ltd., Class H	10,257	13,447
China Railway Group Ltd., Class H	20,785	18,639
China Resources Cement Holdings Ltd.	10,462	5,143
China Shipping Container Lines Co. Ltd., Class H*	20,023	7,106
China State Construction International Holdings Ltd.	9,389	12,405
CRRC Corp. Ltd., Class H*	22,730	26,572
Haitian International Holdings Ltd.	3,407	6,181
Shanghai Electric Group Co. Ltd., Class H	15,076	8,326
Sinotrans Ltd., Class H	9,732	4,470
Yangzijiang Shipbuilding Holdings Ltd.	10,241	7,983
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,704	17,916

		255,383

Technology - 1.0%
Alibaba Health Information Technology Ltd.*	13,088	9,052
Hanergy Thin Film Power Group Ltd.*	56,247	21,425
Kingsoft Corp. Ltd.	4,478	9,441
Lenovo Group Ltd.	34,660	28,443
NetEase, Inc., ADR	405	45,028
Semiconductor Manufacturing International Corp.*	137,719	12,084

		125,473

Utilities - 1.6%
Beijing Enterprises Holdings Ltd.	2,671	15,595
Beijing Enterprises Water Group Ltd.*	22,655	16,224
CGN Power Co. Ltd., Class H, 144A	46,441	18,397
China Gas Holdings Ltd.	9,103	13,296
China Power International Development Ltd.	17,008	11,324
China Resources Gas Group Ltd.	4,626	12,207
China Resources Power Holdings Co. Ltd.	9,982	24,446
Datang International Power Generation Co. Ltd., Class H	15,044	6,076
ENN Energy Holdings Ltd.	3,942	20,117
Guangdong Investment Ltd.	14,637	19,793
Huadian Power International Corp. Ltd., Class H	8,708	7,090
Huaneng Power International, Inc., Class H	18,348	21,141
Huaneng Renewables Corp. Ltd., Class H	21,262	7,764

		193,470

TOTAL COMMON STOCKS
(Cost $5,907,766)		4,807,809

EXCHANGE-TRADED FUNDS - 61.1%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)	177,706	5,691,923
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(b)	51,913	1,957,120

TOTAL EXCHANGE-TRADED FUNDS
(Cost $9,835,854)		7,649,043

SECURITIES LENDING COLLATERAL - 50.9%
Daily Assets Fund Institutional, 0.16% (c)(d)
(Cost $6,373,869)	6,373,869	6,373,869

TOTAL INVESTMENTS - 150.4%
(Cost $22,117,489) (e)		$18,830,721
Other assets and liabilities, Net - (50.4%)		(6,310,618)

NET ASSETS - 100.0%		$12,520,103

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $6,079,671, which is 48.6% of net assets.
(b)	Affiliated fund advised by DBX Advisor LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $22,221,751. The net unrealized depreciation was $3,391,030 which consisted of aggregate gross unrealized appreciation of $18,653 and aggregate gross unrealized depreciation of $3,409,683.

ADR - American Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2015 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Value ($) at 8/31/15
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	8,759,229	243,472	(167,921)	(44,683)	5,691,923
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	3,073,688	270,111	(57,838)	(20,382)	1,957,120

	11,832,917	513,583	(225,759)	(65,065)	7,649,043

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.2%
Australia - 4.9%
AGL Energy Ltd.	1,081	$12,993
Alumina Ltd.	16,598	15,474
Amcor Ltd.	5,923	57,831
AMP Ltd.	10,151	42,982
APA Group (a)	5,463	34,095
Aristocrat Leisure Ltd.	2,171	13,040
Asciano Ltd.	4,033	24,367
ASX Ltd.	745	20,910
Aurizon Holdings Ltd.	8,373	29,555
AusNet Services	19,148	17,783
Australia & New Zealand Banking Group Ltd.	9,897	196,716
Bank of Queensland Ltd.	1,701	15,337
Bendigo and Adelaide Bank Ltd.	1,435	11,203
BHP Billiton Ltd.	12,039	215,730
Boral Ltd.	3,026	12,145
Brambles Ltd.	8,086	56,623
Caltex Australia Ltd.	1,173	26,612
CIMIC Group Ltd. (b)	835	13,911
Coca-Cola Amatil Ltd.	3,082	18,424
Cochlear Ltd.	476	28,939
Commonwealth Bank of Australia*	6,436	343,879
Computershare Ltd.	3,232	22,770
Crown Resorts Ltd.	1,701	13,848
CSL Ltd.	1,921	125,593
Dexus Property Group REIT	4,511	23,660
Federation Centres REIT	10,047	20,234
Flight Centre Travel Group Ltd. (b)	265	6,980
Fortescue Metals Group Ltd. (b)	957	1,301
Goodman Group REIT	9,727	42,225
GPT Group REIT	8,505	27,176
Harvey Norman Holdings Ltd.	4,193	12,950
Healthscope Ltd.	2,658	5,032
Iluka Resources Ltd.	2,067	10,929
Incitec Pivot Ltd.	7,022	17,540
Insurance Australia Group Ltd.	7,768	28,027
Lend Lease Group (a)	3,704	36,745
Macquarie Group Ltd.	833	45,012
Medibank Pvt Ltd.*	6,081	10,083
Mirvac Group REIT	22,710	28,283
National Australia Bank Ltd.	7,392	163,970
Newcrest Mining Ltd.*	3,504	27,928
Orica Ltd. (b)	1,543	17,416
Origin Energy Ltd.	4,034	23,713
Platinum Asset Management Ltd.	635	3,059
Qantas Airways Ltd.*	8,501	20,327
QBE Insurance Group Ltd.	4,564	42,873
Ramsay Health Care Ltd.	851	37,826
REA Group Ltd. (b)	157	4,616
Rio Tinto Ltd.	1,576	56,403
Santos Ltd.	2,455	8,963
Scentre Group REIT	21,743	58,954
Seek Ltd.	1,475	12,953
Sonic Healthcare Ltd.	2,235	32,956
South32 Ltd.*	14,966	16,189
Stockland REIT	12,301	34,228
Suncorp Group Ltd.	4,785	43,689
Sydney Airport (a)	8,470	34,659
Tabcorp Holdings Ltd.	4,348	14,326
Tatts Group Ltd.	7,050	18,463
Telstra Corp. Ltd. (b)	15,638	64,213
TPG Telecom Ltd. (b)	1,860	12,429
Transurban Group (a)	8,782	60,497
Treasury Wine Estates Ltd.	3,768	15,982
Wesfarmers Ltd.	3,951	114,324
Westfield Corp. REIT	9,778	67,845
Westpac Banking Corp.	11,096	245,579
Woodside Petroleum Ltd.	1,999	45,893
Woolworths Ltd.	4,879	91,664
WorleyParsons Ltd.	634	3,389

		3,082,263

Austria - 0.1%
Andritz AG	315	15,100
Erste Group Bank AG*	1,103	32,868
OMV AG	504	12,917
Raiffeisen Bank International AG*	463	6,271
Voestalpine AG	477	17,449

		84,605

Belgium - 1.0%
Ageas	935	38,296
Anheuser-Busch InBev NV	2,971	324,921
Colruyt SA	98	4,784
Delhaize Group	375	33,627
Groupe Bruxelles Lambert SA	435	33,803
KBC Groep NV	1,009	66,995
Proximus	797	28,704
Solvay SA	257	30,252
Telenet Group Holding NV*	211	11,895
UCB SA	460	34,863
Umicore SA	475	19,005

		627,145

Bermuda - 0.0%
Seadrill Ltd. (b)	1,317	9,871

Brazil - 0.9%
Ambev SA	20,500	107,908
B2W Cia Digital*	684	2,942
Banco Bradesco SA	3,619	25,117
Banco do Brasil SA	3,627	17,832
Banco Santander Brasil SA	2,842	11,308
BB Seguridade Participacoes SA	3,763	29,779
BM&F Bovespa SA	7,310	21,729
BR Malls Participacoes SA	2,123	6,556
BRF SA	2,756	52,830
CCR SA	2,384	9,781
CETIP SA - Mercados Organizados	1,161	10,475
Cia de Saneamento Basico do Estado de Sao Paulo	1,332	5,777
Cia Siderurgica Nacional SA	3,962	3,824
Cielo SA	2,205	23,317
Cosan SA Industria e Comercio	373	1,867
Cyrela Brazil Realty SA Empreendimentos e Participacoes	308	713
Duratex SA	1,567	2,372
Embraer SA	1,023	6,482
Estacio Participacoes SA	1,057	3,635
Fibria Celulose SA	1,168	16,496
Hypermarcas SA*	1,332	6,049
JBS SA	2,756	10,753
Klabin SA	1,171	6,542
Kroton Educacional SA	5,217	12,486
Lojas Americanas SA	1,625	5,579
Lojas Renner SA	695	18,880
M Dias Branco SA	51	890
Natura Cosmeticos SA	787	5,141
Odontoprev SA	2,927	7,893
Petroleo Brasileiro SA*	10,927	31,998
Qualicorp SA	1,138	5,356
Raia Drogasil SA	906	9,918
Souza Cruz SA	1,754	12,836
Sul America SA	1,355	6,538
Tim Participacoes SA	2,788	6,765
Totvs SA	905	7,910
Ultrapar Participacoes SA	1,277	22,349
Vale SA	5,276	26,070
WEG SA	1,618	7,473

		572,166

Canada - 6.0%
Agnico Eagle Mines Ltd.	916	22,433
Agrium, Inc.	308	31,982
Alimentation Couche-Tard, Inc., Class B	2,123	89,964

AltaGas Ltd.	207	5,691
ARC Resources Ltd.	1,332	20,027
Bank of Montreal	2,658	143,446
Bank of Nova Scotia	4,821	220,675
Barrick Gold Corp.	4,403	30,623
Baytex Energy Corp.	616	3,563
BCE, Inc.	934	37,769
BlackBerry Ltd.*	2,409	18,274
Bombardier, Inc., Class B	10,283	10,083
Brookfield Asset Management, Inc., Class A	3,981	125,306
CAE, Inc.	2,577	28,305
Cameco Corp.	1,332	18,741
Canadian Imperial Bank of Commerce	1,748	128,469
Canadian National Railway Co.	3,077	171,228
Canadian Natural Resources Ltd.	3,988	89,878
Canadian Oil Sands Ltd.	1,906	11,155
Canadian Pacific Railway Ltd.	414	60,133
Canadian Tire Corp. Ltd., Class A	154	14,538
Canadian Utilities Ltd., Class A	959	26,512
Cenovus Energy, Inc.	2,658	38,528
CGI Group, Inc., Class A*	1,332	49,206
CI Financial Corp.	1,630	38,966
Constellation Software, Inc./Canada	100	42,734
Crescent Point Energy Corp. (b)	1,438	18,450
Dollarama, Inc.	1,055	60,240
Eldorado Gold Corp.	2,999	8,959
Enbridge, Inc.	3,078	127,205
Encana Corp.	2,653	19,823
Enerplus Corp.	1,199	7,637
Finning International, Inc.	1,067	18,094
First Capital Realty, Inc.	1,748	23,106
First Quantum Minerals Ltd. (b)	2,827	14,741
Fortis, Inc.	1,332	36,135
Franco-Nevada Corp.	573	24,826
Gildan Activewear, Inc.	260	8,162
Goldcorp, Inc.	3,078	42,698
Great-West Lifeco, Inc.	1,332	34,049
H&R Real Estate Investment Trust REIT	1,332	20,907
Husky Energy, Inc. (b)	1,332	23,722
Imperial Oil Ltd.	1,214	42,863
Inter Pipeline Ltd.	1,332	28,552
Keyera Corp.	462	14,180
Kinross Gold Corp.*	4,904	8,760
Loblaw Cos. Ltd.	1,041	55,563
Magna International, Inc.	1,219	60,153
Manulife Financial Corp.	6,653	108,119
MEG Energy Corp.*	414	3,720
Methanex Corp.	154	6,302
Metro, Inc.	308	8,133
Open Text Corp.	154	6,985
Paramount Resources Ltd., Class A*	254	2,718
Pembina Pipeline Corp.	1,332	36,955
Peyto Exploration & Development Corp. (b)	934	22,136
Potash Corp. of Saskatchewan, Inc.	3,382	88,072
Power Corp. of Canada	1,332	29,159
Power Financial Corp.	1,332	32,743
PrairieSky Royalty Ltd.	414	8,673
Restaurant Brands International, Inc.	949	36,413
Rogers Communications, Inc., Class B	1,332	45,470
Royal Bank of Canada (b)	6,702	373,613
Saputo, Inc.	106	2,441
Shaw Communications, Inc., Class B	1,752	35,197
Silver Wheaton Corp.	1,486	18,219
SNC-Lavalin Group, Inc.	684	20,537
Sun Life Financial, Inc.	2,509	79,756
Suncor Energy, Inc.	5,169	146,395
Teck Resources Ltd., Class B	2,005	14,402
TELUS Corp.	1,067	34,907
Toronto-Dominion Bank (The)	6,534	260,645
Tourmaline Oil Corp.*	815	20,629
TransAlta Corp. (b)	1,332	6,662
TransCanada Corp.	2,653	92,561
Turquoise Hill Resources Ltd.*	8,161	24,441
Veresen, Inc.	625	6,456
Vermilion Energy, Inc.	260	9,008
West Fraser Timber Co. Ltd.	200	7,788
Yamana Gold, Inc.	3,670	6,890

		3,773,199

Channel Islands - 0.0%
Randgold Resources Ltd.	368	22,356

Chile - 0.3%
AES Gener SA	2,173	1,093
Aguas Andinas SA, Class A	5,216	2,703
Banco de Chile	357,002	36,892
Banco de Credito e Inversiones	216	9,439
Banco Santander Chile	542,459	26,220
Cencosud SA	6,059	12,318
Cia Cervecerias Unidas SA	1,010	11,191
Colbun SA	23,217	6,307
Corpbanca SA	962,136	8,976
Empresa Nacional de Electricidad SA	8,827	10,944
Empresas CMPC SA	6,329	17,316
Empresas Copec SA	1,317	12,875
Enersis SA	58,751	16,303
ENTEL Chile SA	311	2,911
LATAM Airlines Group SA*	385	2,154
SACI Falabella	3,503	21,624
Vina Concha y Toro SA	527	884

		200,150

China - 3.9%
AAC Technologies Holdings, Inc.	3,139	17,680
Agricultural Bank of China Ltd., Class H	94,135	38,018
Air China Ltd., Class H	21,124	15,264
Aluminum Corp. of China Ltd., Class H*	21,845	7,300
Anhui Conch Cement Co. Ltd., Class H	7,081	21,426
Anta Sports Products Ltd.	1,136	2,861
AviChina Industry & Technology Co. Ltd., Class H	9,447	6,570
Bank of China Ltd., Class H	388,707	177,550
Bank of Communications Co. Ltd., Class H	39,658	29,884
BBMG Corp., Class H	10,134	6,538
Beijing Capital International Airport Co. Ltd., Class H	17,231	18,543
Belle International Holdings Ltd.	19,705	18,027
Byd Co. Ltd., Class H*	2,229	9,103
CGN Power Co. Ltd., Class H, 144A	21,969	8,702
China Cinda Asset Management Co. Ltd., Class H	28,519	10,598
China CITIC Bank Corp. Ltd., Class H*	33,534	20,553
China Communications Construction Co. Ltd., Class H	27,067	32,201
China Communications Services Corp. Ltd., Class H	23,588	8,674
China Conch Venture Holdings Ltd.	1,700	3,747
China Construction Bank Corp., Class H	252,122	177,298
China COSCO Holdings Co. Ltd., Class H*(b)	3,731	2,103
China Everbright Bank Co. Ltd., Class H	31,842	14,545
China Galaxy Securities Co. Ltd., Class H	10,665	7,307
China Gas Holdings Ltd.	4,035	5,894
China Huishan Dairy Holdings Co. Ltd.	16,000	5,863
China International Marine Containers Group Co. Ltd., Class H	3,420	6,090
China Life Insurance Co. Ltd., Class H	21,199	73,307
China Longyuan Power Group Corp., Class H	11,801	12,532
China Medical System Holdings Ltd.	3,103	3,371
China Mengniu Dairy Co. Ltd.	10,282	35,954
China Merchants Bank Co. Ltd., Class H	16,644	39,645
China Minsheng Banking Corp. Ltd., Class H	26,910	26,076
China National Building Material Co. Ltd., Class H	5,427	3,165
China Oilfield Services Ltd., Class H	1,184	1,274
China Pacific Insurance Group Co. Ltd., Class H	10,623	38,654
China Petroleum & Chemical Corp., Class H	90,172	60,037
China Railway Construction Corp. Ltd., Class H	8,970	11,759
China Railway Group Ltd., Class H	5,781	5,184
China Resources Cement Holdings Ltd.	23,609	11,606
China Resources Enterprise Ltd.	3,064	9,627
China Resources Power Holdings Co. Ltd.	11,139	27,280
China Shenhua Energy Co. Ltd., Class H	10,559	18,311
China Shipping Container Lines Co. Ltd., Class H*	11,132	3,951
China Southern Airlines Co. Ltd., Class H	6,000	3,910
China Telecom Corp. Ltd., Class H	47,190	24,721
China Vanke Co. Ltd., Class H	5,833	13,262
Chongqing Rural Commercial Bank Co. Ltd., Class H	11,928	6,972
CITIC Securities Co. Ltd., Class H	4,797	9,619

CNOOC Ltd.	53,688	66,573
Country Garden Holdings Co. Ltd.	43,230	15,172
CRRC Corp. Ltd., Class H*	9,181	10,733
CSPC Pharmaceutical Group Ltd.	12,938	11,853
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	519	3,188
Datang International Power Generation Co. Ltd., Class H	23,588	9,526
ENN Energy Holdings Ltd.	1,743	8,895
Evergrande Real Estate Group Ltd. (b)	3,871	2,547
Fosun International Ltd.	16,043	26,911
GF Securities Co. Ltd., Class H*	1,681	2,880
GOME Electrical Appliances Holding Ltd.	44,358	7,040
Great Wall Motor Co. Ltd., Class H	3,478	9,290
Guangdong Investment Ltd.	23,600	31,913
Guangzhou Automobile Group Co. Ltd., Class H	21,321	14,993
Guangzhou R&F Properties Co. Ltd., Class H*	14,710	13,438
Haitong Securities Co. Ltd., Class H	6,149	8,870
Hengan International Group Co. Ltd.	3,543	34,767
Huadian Power International Corp. Ltd., Class H	12,695	10,336
Huaneng Power International, Inc., Class H	23,600	27,193
Industrial & Commercial Bank of China Ltd., Class H	239,025	141,255
Jiangsu Expressway Co. Ltd., Class H	3,965	4,686
Kingsoft Corp. Ltd.	2,215	4,670
Lenovo Group Ltd.	27,954	22,940
Longfor Properties Co. Ltd.	11,263	13,617
Luye Pharma Group Ltd.*	2,743	2,336
New China Life Insurance Co. Ltd., Class H	3,689	14,423
Nine Dragons Paper Holdings Ltd.	8,252	4,632
People’s Insurance Co. (Group) of China Ltd., Class H	23,588	11,170
PetroChina Co. Ltd., Class H	67,868	56,396
PICC Property & Casualty Co. Ltd., Class H	20,609	39,144
Ping An Insurance Group Co. of China Ltd., Class H	15,415	75,483
Semiconductor Manufacturing International Corp.*	70,324	6,170
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,537	10,167
Shanghai Electric Group Co. Ltd., Class H	20,912	11,549
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (b)	717	2,096
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,634	7,577
Shenzhou International Group Holdings Ltd.	328	1,657
Shimao Property Holdings Ltd.	7,394	10,380
Sihuan Pharmaceutical Holdings Group Ltd.	6,973	3,299
Sino Biopharmaceutical Ltd.	14,161	16,810
Sino-Ocean Land Holdings Ltd.	9,354	4,888
Sinopec Engineering Group Co. Ltd., Class H	13,575	11,718
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	37,938	13,853
Sinopharm Group Co. Ltd., Class H	3,543	13,418
Soho China Ltd.	30,049	12,834
Sun Art Retail Group Ltd.	17,298	14,419
Tencent Holdings Ltd.	20,288	345,024
Tingyi Cayman Islands Holding Corp.	1,418	2,181
Tsingtao Brewery Co. Ltd., Class H	2,364	11,622
Want Want China Holdings Ltd.	35,398	28,547
Weichai Power Co. Ltd., Class H	5,390	5,800
Yanzhou Coal Mining Co. Ltd., Class H	2,168	1,024
Zhejiang Expressway Co. Ltd., Class H	14,899	15,995
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,643	17,512
Zijin Mining Group Co. Ltd., Class H	50,676	13,078
ZTE Corp., Class H	4,242	8,550

		2,409,594

Colombia - 0.0%
Almacenes Exito SA	815	4,477
Cementos Argos SA	615	1,965
Corp. Financiera Colombiana SA	579	6,957
Grupo Argos SA	533	2,931
Grupo de Inversiones Suramericana SA	899	10,389

		26,719

Czech Republic - 0.1%
CEZ AS	530	12,118
Komercni Banka AS	156	35,552
O2 Czech Republic AS	100	967

		48,637

Denmark - 1.4%
A.P. Moeller - Maersk A/S, Class A	24	40,088
A.P. Moeller - Maersk A/S, Class B	37	63,026
Carlsberg A/S, Class B	370	27,925

Coloplast A/S, Class B	422	28,747
Danske Bank A/S	2,525	78,202
DSV A/S	692	24,720
ISS A/S	455	15,864
Novo Nordisk A/S, Class B	7,099	394,048
Novozymes A/S, Class B	852	37,122
Pandora A/S	495	57,192
TDC A/S	2,922	18,491
Tryg A/S (b)	265	5,207
Vestas Wind Systems A/S	893	47,729
William Demant Holding A/S*(b)	105	8,532

		846,893

Egypt - 0.1%
Commercial International Bank Egypt SAE	10,762	68,887
Talaat Moustafa Group	19,000	17,932

		86,819

Finland - 0.6%
Elisa OYJ	633	21,097
Fortum OYJ	1,705	27,761
Kone OYJ, Class B	1,168	46,240
Metso OYJ (b)	631	15,578
Neste OYJ (b)	527	13,531
Nokia OYJ	14,431	90,361
Nokian Renkaat OYJ	530	14,327
Orion OYJ, Class B	368	14,610
Sampo OYJ, Class A	1,464	70,691
Stora Enso OYJ, Class R	2,072	18,450
UPM-Kymmene OYJ	1,967	32,822
Wartsila OYJ Abp	582	24,112

		389,580

France - 7.0%
Accor SA	582	27,613
Aeroports de Paris	156	17,917
Air Liquide SA	1,254	150,356
Airbus Group SE	2,221	144,777
Alcatel-Lucent*	11,141	37,430
Alstom SA*(b)	857	26,610
Arkema SA	297	20,966
Atos SE	318	24,169
AXA SA	6,756	170,388
BNP Paribas SA	3,967	250,489
Bollore SA	2,160	11,678
Bouygues SA	633	24,108
Bureau Veritas SA	852	19,461
Cap Gemini SA	581	52,236
Carrefour SA	1,947	63,316
Casino Guichard-Perrachon SA	158	10,000
Christian Dior SE	211	39,162
Cie de Saint-Gobain	1,648	75,757
Cie Generale des Etablissements Michelin	707	68,459
CNP Assurances	586	9,042
Credit Agricole SA	3,417	46,338
Danone SA	1,887	117,288
Dassault Systemes SA	516	35,836
Edenred (b)	728	15,444
Electricite de France	957	20,715
Engie	4,924	88,324
Essilor International SA	695	82,980
Eurazeo SA	161	10,461
Eutelsat Communications SA	634	19,120
Fonciere des Regions REIT	104	8,679
Gecina SA REIT	156	19,676
Groupe Eurotunnel SE	1,758	23,801
Hermes International	54	19,188
ICADE REIT	159	11,392
Iliad SA	106	23,944
Imerys SA	158	10,899
Ingenico Group	200	24,777
JCDecaux SA	317	11,394
Kering	264	45,252
Klepierre REIT	502	22,093
Lagardere SCA	640	17,416
Legrand SA	957	55,230

L’Oreal SA	826	141,536
LVMH Moet Hennessy Louis Vuitton SE	1,036	172,812
Natixis SA	3,525	22,388
Numericable-SFR SAS*	454	23,356
Orange SA	6,982	110,393
Pernod Ricard SA	693	72,726
Peugeot SA*	1,658	28,652
Publicis Groupe SA	696	49,610
Remy Cointreau SA	90	5,338
Renault SA	727	60,443
Rexel SA	1,063	16,312
Safran SA	909	71,014
Sanofi	4,392	434,543
Schneider Electric SE	1,911	120,795
SCOR SE	520	18,346
Societe BIC SA	94	14,920
Societe Generale SA	2,551	124,394
Sodexo SA	264	23,235
Suez Environnement Co.	1,168	21,082
Technip SA	370	20,162
Thales SA	363	25,015
Total SA	7,778	356,148
Unibail-Rodamco SE REIT	447	115,995
Valeo SA	317	39,841
Veolia Environnement SA	1,489	32,666
Vinci SA	1,697	109,325
Vivendi SA	4,707	116,440
Wendel SA	156	20,017
Zodiac Aerospace	633	19,253

		4,360,938

Germany - 6.1%
adidas AG	757	56,676
Allianz SE	1,684	268,809
Axel Springer SE	209	12,658
BASF SE	3,490	281,268
Bayer AG	3,062	415,585
Bayerische Motoren Werke AG	1,302	120,126
Beiersdorf AG	315	26,079
Brenntag AG	529	29,431
Commerzbank AG*	3,607	40,443
Continental AG	413	87,800
Daimler AG	3,789	304,685
Deutsche Annington Immobilien SE	1,014	33,208
Deutsche Bank AG (c)	5,442	160,454
Deutsche Boerse AG	692	61,959
Deutsche Lufthansa AG*	906	11,036
Deutsche Post AG	3,710	102,226
Deutsche Telekom AG	11,647	199,247
Deutsche Wohnen AG	957	25,172
E.ON SE	7,170	81,303
Fraport AG Frankfurt Airport Services Worldwide	158	9,553
Fresenius Medical Care AG & Co. KGaA	721	55,186
Fresenius SE & Co. KGaA	1,310	92,684
GEA Group AG	686	26,789
Hannover Rueck SE	209	21,253
HeidelbergCement AG	527	39,835
Henkel AG & Co. KGaA	316	29,013
Hugo Boss AG	156	17,838
Infineon Technologies AG	3,768	41,242
K+S AG	641	23,978
Kabel Deutschland Holding AG*	105	14,239
LANXESS AG	421	21,401
Linde AG	716	124,455
MAN SE	52	5,456
Merck KGaA	424	40,571
Metro AG	453	13,232
Muenchener Rueckversicherungs-Gesellschaft AG	618	113,593
OSRAM Licht AG	368	19,475
ProSiebenSat.1 Media SE	904	44,031
RWE AG	1,701	25,568
SAP SE	3,643	245,238
Siemens AG	2,990	296,802
Symrise AG	475	28,671
Telefonica Deutschland Holding AG	1,010	6,146
ThyssenKrupp AG	1,597	34,632

TUI AG	1,378	24,444
United Internet AG	475	23,104
Volkswagen AG	147	27,498

		3,784,092

Hong Kong - 3.1%
AIA Group Ltd.	36,648	202,627
Alibaba Health Information Technology Ltd.*	8,897	6,153
Alibaba Pictures Group Ltd.*	23,136	5,403
ASM Pacific Technology Ltd.	1,186	9,190
Bank of East Asia Ltd. (The)	3,543	12,183
Beijing Enterprises Holdings Ltd.	3,543	20,686
Beijing Enterprises Water Group Ltd.*	17,677	12,659
BOC Hong Kong (Holdings) Ltd.	10,623	35,912
Brilliance China Automotive Holdings Ltd.	17,219	20,796
Cathay Pacific Airways Ltd.	3,062	5,531
Cheung Kong Property Holdings Ltd.*	9,530	66,771
China Everbright International Ltd.	11,801	15,440
China Everbright Ltd.	1,305	2,728
China Mobile Ltd.	30,256	366,583
China Overseas Land & Investment Ltd.	20,556	60,209
China Resources Gas Group Ltd.	4,663	12,304
China Resources Land Ltd.	403	1,006
China Taiping Insurance Holdings Co. Ltd.*	6,096	17,226
China Unicom (Hong Kong) Ltd.	23,609	31,011
CK Hutchison Holdings Ltd.	11,174	148,938
CLP Holdings Ltd.	5,895	48,795
Far East Horizon Ltd.	11,801	9,395
First Pacific Co. Ltd.	4,383	2,856
Franshion Properties China Ltd.	34,065	8,527
Galaxy Entertainment Group Ltd.	8,823	28,290
GCL-Poly Energy Holdings Ltd.*	58,792	9,407
Geely Automobile Holdings Ltd.	8,108	3,139
Goldin Properties Holdings Ltd.*	3,962	3,783
Haier Electronics Group Co. Ltd.	1,418	2,543
Hanergy Thin Film Power Group Ltd.*(b)	36,104	13,753
Hang Lung Properties Ltd.	11,191	25,270
Hang Seng Bank Ltd.	2,365	42,081
Henderson Land Development Co. Ltd.	7,354	45,310
HKT Trust and HKT Ltd. (a)	6,309	7,302
Hong Kong and China Gas Co. Ltd.	27,490	51,858
Hong Kong Exchanges & Clearing Ltd.	4,174	98,129
Hysan Development Co. Ltd.	78	314
Kerry Properties Ltd.	2,365	7,080
Kunlun Energy Co. Ltd.	23,600	16,687
Li & Fung Ltd.	25,034	16,506
Link REIT (The)	8,609	45,655
MGM China Holdings Ltd.	5,463	9,037
MTR Corp. Ltd.	3,615	16,116
New World China Land Ltd.	19,438	11,788
New World Development Co. Ltd.	23,402	23,794
Noble Group Ltd.	46,200	17,844
NWS Holdings Ltd.	9,638	12,150
PCCW Ltd.	16,637	8,780
Power Assets Holdings Ltd.	4,714	40,571
Shangri-La Asia Ltd.	1,915	1,880
Sino Land Co. Ltd.	19,188	28,522
SJM Holdings Ltd.	11,801	10,674
Sun Hung Kai Properties Ltd.	6,939	87,923
Swire Pacific Ltd., Class A	2,957	32,451
Swire Properties Ltd.	3,451	10,553
Techtronic Industries Co. Ltd.	5,139	18,600
WH Group Ltd., 144A*	14,389	7,556
Wharf Holdings Ltd. (The)	4,891	27,610
Wheelock & Co. Ltd.	533	2,417
Yue Yuen Industrial (Holdings) Ltd.	2,413	8,640
Yuexiu Property Co. Ltd.	67,937	10,695

		1,927,637

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	311	15,431
OTP Bank PLC	1,301	25,089
Richter Gedeon Nyrt	1,966	30,066

		70,586

India - 1.1%
Dr. Reddy’s Laboratories Ltd., ADR	1,149	74,766
ICICI Bank Ltd., ADR	16,139	140,732
Infosys Ltd., ADR (b)	5,928	101,665
Larsen & Toubro Ltd., GDR	3,116	76,030
Reliance Industries Ltd., GDR, 144A	5,664	147,830
Tata Motors Ltd., ADR*	3,484	88,215
Wipro Ltd., ADR	5,184	60,705

		689,943

Indonesia - 0.6%
PT Adaro Energy Tbk	87,819	3,719
PT Astra Agro Lestari Tbk	5,323	6,488
PT Astra International Tbk	72,814	30,706
PT Bank Central Asia Tbk	47,909	43,988
PT Bank Danamon Indonesia Tbk	32,815	8,256
PT Bank Mandiri Persero Tbk	29,197	18,911
PT Bank Negara Indonesia Persero Tbk	23,948	8,437
PT Bank Rakyat Indonesia Persero Tbk	38,594	29,186
PT Bumi Serpong Damai Tbk	48,916	5,588
PT Charoen Pokphand Indonesia Tbk	33,692	4,484
PT Global Mediacom Tbk	33,284	2,795
PT Gudang Garam Tbk	2,658	8,419
PT Indocement Tunggal Prakarsa Tbk	6,653	9,293
PT Indofood CBP Sukses Makmur Tbk	6,653	6,037
PT Indofood Sukses Makmur Tbk	13,308	5,020
PT Jasa Marga Persero Tbk	13,897	5,094
PT Kalbe Farma Tbk	103,838	12,379
PT Lippo Karawaci Tbk	119,721	9,118
PT Matahari Department Store Tbk	10,899	13,595
PT Media Nusantara Citra Tbk	22,613	3,050
PT Perusahaan Gas Negara Persero Tbk	43,923	8,691
PT Semen Indonesia Persero Tbk	13,308	8,761
PT Summarecon Agung Tbk	27,983	3,226
PT Surya Citra Media Tbk	27,956	5,432
PT Tambang Batubara Bukit Asam Persero Tbk	12,015	5,003
PT Telekomunikasi Indonesia Persero Tbk	180,997	36,972
PT Tower Bersama Infrastructure Tbk*	14,643	7,478
PT Unilever Indonesia Tbk	10,650	30,112
PT United Tractors Tbk	5,632	7,666
PT XL Axiata Tbk*	22,613	4,828

		352,732

Ireland - 0.6%
Bank of Ireland*	84,733	33,754
CRH PLC	2,486	74,456
Experian PLC	3,452	58,744
James Hardie Industries PLC CDI (d)	1,912	23,907
Kerry Group PLC, Class A	416	30,973
Shire PLC	2,157	166,323

		388,157

Israel - 0.6%
Azrieli Group	296	11,676
Bank Hapoalim BM	5,212	26,443
Bank Leumi Le-Israel BM*	8,192	29,872
Bezeq The Israeli Telecommunication Corp. Ltd.	9,827	17,657
Delek Group Ltd.	46	10,843
Israel Chemicals Ltd.	3,717	20,932
Israel Corp. Ltd. (The)	49	14,846
Mizrahi Tefahot Bank Ltd.	959	11,170
NICE Systems Ltd.	400	25,044
Teva Pharmaceutical Industries Ltd.	3,229	211,463

		379,946

Italy - 1.7%
Assicurazioni Generali SpA	4,083	74,819
Atlantia SpA	1,648	44,124
Banca Monte dei Paschi di Siena SpA*	7,840	16,478
Banco Popolare SC*	1,344	23,105
Enel Green Power SpA	7,394	14,105
Enel SpA	25,096	113,096
Eni SpA (b)	9,025	148,163
EXOR SpA	315	14,482
Finmeccanica SpA*	1,940	26,276
Intesa Sanpaolo SpA	47,870	174,795
Intesa Sanpaolo SpA-RSP	3,830	12,653

Luxottica Group SpA	528	35,787
Mediobanca SpA	2,383	23,933
Pirelli & C. SpA	1,171	19,632
Prysmian SpA	745	15,943
Saipem SpA*(b)	994	9,576
Snam SpA	7,710	37,739
Telecom Italia SpA*(b)	36,745	44,656
Telecom Italia SpA-RSP	22,817	22,877
Terna Rete Elettrica Nazionale SpA	6,169	28,770
UniCredit SpA	17,758	116,175
Unione di Banche Italiane SCpA	3,419	26,703
UnipolSai SpA	3,717	8,517

		1,052,404

Japan - 16.5%
Acom Co. Ltd.*	4,500	20,378
Aeon Co. Ltd.	5,000	75,102
AISIN SEIKI Co. Ltd.	300	10,838
Ajinomoto Co., Inc.	1,000	22,036
Alps Electric Co. Ltd.	500	15,693
Amada Holdings Co. Ltd.	1,100	9,645
Asahi Glass Co. Ltd.	1,000	5,947
Asahi Group Holdings Ltd.	3,700	122,153
Asahi Kasei Corp.	2,000	15,976
ASICS Corp.	200	5,856
Astellas Pharma, Inc.	10,500	155,896
Bandai Namco Holdings, Inc.	200	4,632
Bridgestone Corp.	3,500	117,427
Brother Industries Ltd.	300	4,100
Canon, Inc.	5,200	159,000
Casio Computer Co. Ltd.	500	9,626
Central Japan Railway Co.	300	49,206
Chubu Electric Power Co., Inc.	4,900	75,924
Chugai Pharmaceutical Co. Ltd.	200	7,481
Chugoku Electric Power Co., (The), Inc.	100	1,463
Citizen Holdings Co. Ltd.	5,100	38,533
COLOPL, Inc.*	100	1,806
Credit Saison Co. Ltd.	100	2,004
Daicel Corp.	300	3,964
Daihatsu Motor Co. Ltd.	100	1,223
Dai-ichi Life Insurance Co. Ltd. (The)	5,100	93,052
Daiichi Sankyo Co. Ltd.	4,300	82,907
Daikin Industries Ltd.	500	29,851
Daito Trust Construction Co. Ltd.	300	32,837
Daiwa House Industry Co. Ltd.	100	2,459
Daiwa Securities Group, Inc.	1,000	6,947
DENSO Corp.	900	40,303
Dentsu, Inc.	200	10,261
Don Quijote Holdings Co. Ltd.	200	7,770
East Japan Railway Co.	600	55,454
Eisai Co. Ltd.	700	47,773
FANUC Corp.	500	81,309
Fast Retailing Co. Ltd.	100	40,636
Fuji Heavy Industries Ltd.	3,100	109,197
FUJIFILM Holdings Corp.	600	24,691
Fujitsu Ltd.	5,000	24,832
GungHo Online Entertainment, Inc.	100	301
Hamamatsu Photonics KK	300	7,436
Hankyu Hanshin Holdings, Inc.	1,000	6,005
Hino Motors Ltd.	300	3,306
Hirose Electric Co. Ltd.	100	11,432
Hitachi Ltd.	35,200	197,957
Hokuhoku Financial Group, Inc.	51,500	116,394
Hokuriku Electric Power Co.	100	1,445
Honda Motor Co. Ltd.	5,300	167,173
Hoya Corp.	3,300	129,281
Hulic Co. Ltd.	3,800	34,980
IHI Corp.	2,000	6,203
INPEX Corp.	4,700	47,374
Isetan Mitsukoshi Holdings Ltd.	4,300	68,879
Isuzu Motors Ltd.	1,000	11,395
ITOCHU Corp.	5,000	60,028
Itochu Techno-Solutions Corp.	100	2,202
Iyo Bank Ltd. (The)	5,000	56,089
Japan Airlines Co. Ltd.	100	3,559
Japan Airport Terminal Co. Ltd. (b)	100	4,479

Japan Exchange Group, Inc.	600	18,707
Japan Prime Realty Investment Corp. REIT	1	3,246
Japan Retail Fund Investment Corp. REIT	3	5,533
Japan Tobacco, Inc.	5,200	185,700
JFE Holdings, Inc.	4,200	65,216
JSR Corp.	100	1,574
JTEKT Corp.	3,600	50,748
JX Holdings, Inc.	10,400	40,224
Kajima Corp.	1,000	5,625
Kakaku.com, Inc.	400	6,361
Kansai Electric Power Co., (The), Inc.*	5,200	64,917
Kao Corp.	3,700	169,443
Kawasaki Heavy Industries Ltd.	3,000	11,358
KDDI Corp.	8,300	206,619
Keihan Electric Railway Co. Ltd.	3,000	19,351
Keikyu Corp.	1,000	8,042
Keio Corp.	1,000	7,506
Keisei Electric Railway Co. Ltd.	1,000	10,673
Keyence Corp.	100	46,513
Kintetsu Group Holdings Co. Ltd.	3,000	10,715
Kirin Holdings Co. Ltd.	500	7,350
Kobe Steel Ltd.	1,000	1,344
Koito Manufacturing Co. Ltd.	200	6,863
Komatsu Ltd.	5,300	88,068
Konami Corp.	300	6,592
Konica Minolta, Inc.	5,100	56,034
Kubota Corp.	2,000	31,319
Kuraray Co. Ltd.	4,900	57,999
Kurita Water Industries Ltd.	200	4,167
Kyocera Corp.	500	24,560
Kyushu Electric Power Co., Inc.*	5,100	60,829
LIXIL Group Corp.	300	6,191
M3, Inc.	200	4,639
Mabuchi Motor Co. Ltd.	100	4,677
Makita Corp.	100	5,667
Marubeni Corp.	15,300	83,949
Marui Group Co. Ltd.	4,100	49,646
Mazda Motor Corp.	3,300	56,903
Medipal Holdings Corp.	100	1,733
MEIJI Holdings Co. Ltd.	100	16,291
Minebea Co. Ltd.	1,100	13,184
Mitsubishi Chemical Holdings Corp.	10,000	56,972
Mitsubishi Corp.	5,400	100,441
Mitsubishi Electric Corp.	3,000	29,966
Mitsubishi Estate Co. Ltd.	2,000	43,040
Mitsubishi Heavy Industries Ltd.	4,000	19,117
Mitsubishi Motors Corp.	4,600	35,325
Mitsubishi Tanabe Pharma Corp.	100	1,792
Mitsubishi UFJ Financial Group, Inc.	53,400	352,418
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,900	43,019
Mitsui & Co. Ltd.	10,400	135,410
Mitsui Chemicals, Inc.	2,000	6,780
Mixi, Inc.	300	10,319
Mizuho Financial Group, Inc.	98,300	201,651
MS&AD Insurance Group Holdings, Inc.	4,900	154,637
Murata Manufacturing Co. Ltd.	600	86,856
Nabtesco Corp.	300	5,991
Nagoya Railroad Co. Ltd.	1,000	3,984
NEC Corp.	4,000	12,636
Nexon Co. Ltd.	100	1,394
NGK Insulators Ltd.	1,000	22,543
NGK Spark Plug Co. Ltd.	300	7,379
Nidec Corp.	500	39,205
Nikon Corp.	100	1,283
Nintendo Co. Ltd.	300	61,888
Nippon Building Fund, Inc. REIT	2	8,413
Nippon Express Co. Ltd.	1,000	4,850
Nippon Paint Holdings Co. Ltd.	600	12,353
Nippon Steel & Sumitomo Metal Corp.	53,100	109,367
Nippon Telegraph & Telephone Corp.	700	26,730
Nippon Yusen KK	1,000	2,631
Nissan Motor Co. Ltd.	10,800	97,724
Nisshin Seifun Group, Inc.	4,050	55,387
Nitori Holdings Co. Ltd.	100	7,960
Nitto Denko Corp.	400	26,963
NOK Corp.	100	2,475

Nomura Holdings, Inc.	15,200	96,051
Nomura Research Institute Ltd.	200	8,125
NSK Ltd.	2,700	33,273
NTT Data Corp.	200	9,634
NTT DOCOMO, Inc.	5,100	106,787
NTT Urban Development Corp.	5,200	48,597
Obayashi Corp.	1,000	8,661
Odakyu Electric Railway Co. Ltd.	1,000	9,139
Olympus Corp.	200	7,308
Omron Corp.	200	7,523
Ono Pharmaceutical Co. Ltd.	200	25,537
Oracle Corp. Japan	100	4,182
Oriental Land Co. Ltd.	300	16,557
ORIX Corp.	5,100	68,738
Osaka Gas Co. Ltd.	1,000	4,063
OTSUKA Corp.	100	5,279
Otsuka Holdings Co. Ltd.	400	13,645
Panasonic Corp.	10,600	116,942
Park24 Co. Ltd.	200	3,926
Rakuten, Inc.	4,500	64,363
Recruit Holdings Co. Ltd.	200	6,153
Resona Holdings, Inc.	10,600	53,667
Ricoh Co. Ltd.	5,100	49,871
ROHM Co. Ltd.	200	10,872
Ryohin Keikaku Co. Ltd.	100	22,238
Santen Pharmaceutical Co. Ltd.	500	7,815
SBI Holdings, Inc.	300	3,652
Secom Co. Ltd.	100	6,403
Sega Sammy Holdings, Inc.	100	1,055
Seibu Holdings, Inc.	200	4,392
Seiko Epson Corp.	400	6,490
Sekisui House Ltd.	4,900	73,256
Seven & i Holdings Co. Ltd.	4,400	191,991
Seven Bank Ltd.	10,300	44,009
Sharp Corp.*	2,000	2,920
Shikoku Electric Power Co., Inc.	100	1,565
Shimadzu Corp.	1,000	14,723
Shimano, Inc.	100	13,470
Shimizu Corp.	1,000	9,791
Shin-Etsu Chemical Co. Ltd.	3,400	187,142
Shinsei Bank Ltd.	1,000	2,161
Shionogi & Co. Ltd.	1,700	66,746
Shiseido Co. Ltd.	3,700	77,656
Showa Shell Sekiyu KK	300	2,566
SMC Corp.	100	24,304
SoftBank Group Corp.	4,400	256,338
Sompo Japan Nipponkoa Holdings, Inc.	100	3,318
Sony Corp.*	5,100	133,016
Stanley Electric Co. Ltd.	100	1,949
Sumitomo Chemical Co. Ltd.	1,000	4,982
Sumitomo Corp.	4,900	52,037
Sumitomo Dainippon Pharma Co. Ltd. (b)	100	1,069
Sumitomo Electric Industries Ltd.	4,800	66,001
Sumitomo Heavy Industries Ltd.	1,000	4,355
Sumitomo Mitsui Financial Group, Inc.	5,300	217,010
Sumitomo Mitsui Trust Holdings, Inc.	36,100	149,242
Sumitomo Rubber Industries Ltd.	100	1,417
Suzuki Motor Corp.	600	20,437
Sysmex Corp.	200	12,142
T&D Holdings, Inc.	4,900	66,062
Taiheiyo Cement Corp.	1,000	3,390
Taisei Corp.	2,000	13,560
Taiyo Nippon Sanso Corp.	100	1,226
Takeda Pharmaceutical Co. Ltd.	4,400	216,380
TDK Corp.	200	12,455
Teijin Ltd.	1,000	3,184
Terumo Corp.	3,300	90,234
THK Co. Ltd.	200	3,479
Tobu Railway Co. Ltd.	1,000	4,462
Tohoku Electric Power Co., Inc.	4,900	67,295
Tokio Marine Holdings, Inc.	5,100	205,119
Tokyo Electric Power Co., Inc.*	7,400	50,662
Tokyo Electron Ltd.	500	26,304
Tokyo Gas Co. Ltd.	2,000	10,942
Tokyu Corp.	1,000	7,102
Tokyu Fudosan Holdings Corp.	10,000	68,792

TonenGeneral Sekiyu KK	1,000	9,981
Toray Industries, Inc.	2,000	17,685
Toshiba Corp.	45,100	142,850
TOTO Ltd.	1,000	14,748
Toyo Seikan Group Holdings Ltd.	100	1,642
Toyota Industries Corp.	100	4,974
Toyota Motor Corp.	10,700	634,754
Toyota Tsusho Corp.	300	6,914
Trend Micro, Inc.	200	7,118
Unicharm Corp.	300	6,065
United Urban Investment Corp. REIT	49	64,587
USS Co. Ltd.	3,900	69,292
West Japan Railway Co.	200	13,508
Yahoo Japan Corp.	5,300	21,465
Yakult Honsha Co. Ltd.	100	5,592
Yamada Denki Co. Ltd.	5,300	20,416
Yamaha Corp.	100	2,292
Yamaha Motor Co. Ltd.	400	7,730
Yamato Holdings Co. Ltd.	4,600	89,792
Yaskawa Electric Corp. (b)	200	2,293
Yokogawa Electric Corp.	200	2,353

		10,340,331

Luxembourg - 0.2%
ArcelorMittal (b)	3,352	26,100
Millicom International Cellular SA SDR	212	14,148
RTL Group SA	159	13,851
SES SA FDR	1,120	33,274
Tenaris SA	1,595	20,726

		108,099

Macau - 0.1%
Sands China Ltd.	8,746	30,357
Wynn Macau Ltd.	7,242	11,176

		41,533

Malaysia - 0.8%
Alliance Financial Group Bhd	10,600	9,490
AMMB Holdings Bhd	10,500	11,750
Astro Malaysia Holdings Bhd	15,600	10,772
Axiata Group Bhd	100	146
Berjaya Sports Toto Bhd	14,918	10,478
British American Tobacco Malaysia Bhd	100	1,480
Bumi Armada Bhd	5,050	1,028
Dialog Group Bhd	21,010	7,854
DiGi.Com Bhd	21,000	26,150
Felda Global Ventures Holdings Bhd	15,800	4,590
Genting Malaysia Bhd	20,900	19,706
Genting Plantations Bhd	5,100	11,985
Hong Leong Bank Bhd	5,300	16,506
Hong Leong Financial Group Bhd	3,400	11,301
IHH Healthcare Bhd	15,700	21,868
IJM Corp. Bhd	5,200	7,800
IOI Corp. Bhd	15,600	14,857
Kuala Lumpur Kepong Bhd	5,100	25,281
Lafarge Malaysia Bhd	5,300	11,736
Malayan Banking Bhd	22,100	46,094
Malaysia Airports Holdings Bhd	5,200	5,349
Maxis Bhd	15,700	24,559
MISC Bhd	5,100	9,836
Petronas Chemicals Group Bhd	10,500	15,175
Petronas Dagangan Bhd	3,300	16,626
Petronas Gas Bhd	5,200	26,396
PPB Group Bhd	100	365
Public Bank Bhd	10,400	44,571
Sime Darby Bhd	10,400	18,448
Telekom Malaysia Bhd	10,400	16,071
Tenaga Nasional Bhd	5,700	15,173
UMW Holdings Bhd	5,300	10,726
YTL Corp. Bhd	12,400	4,606
YTL Power International Bhd	15,265	5,633

		484,406

Mexico - 1.0%
Alfa SAB de CV, Class A	10,098	20,181
America Movil SAB de CV, Series L	125,246	114,468

Arca Continental SAB de CV	1,332	7,617
Cemex SAB de CV*	41,905	32,932
Coca-Cola Femsa SAB de CV, Series L	1,332	9,607
Controladora Comercial Mexicana SAB de CV	1,332	3,813
El Puerto de Liverpool SAB de CV, Class C1	1,332	15,935
Fibra Uno Administracion SA de CV REIT	7,980	17,142
Fomento Economico Mexicano SAB de CV	7,526	67,274
Fresnillo PLC (b)(e)	1,005	9,569
Gentera SAB de CV	3,988	6,388
Grupo Aeroportuario del Sureste SAB de CV, Class B	423	6,172
Grupo Bimbo SAB de CV, Series A*	5,323	13,725
Grupo Carso SAB de CV, Series A1	1,329	6,053
Grupo Comercial Chedraui SA de CV	1,332	3,328
Grupo Financiero Banorte SAB de CV, Class O	9,770	47,020
Grupo Financiero Inbursa SAB de CV, Class O	11,983	25,353
Grupo Financiero Santander Mexico SAB de CV, Class B	7,125	11,139
Grupo Mexico SAB de CV, Series B	14,643	37,204
Grupo Televisa SAB, Series CPO	10,042	61,576
Industrias Penoles SAB de CV	1,011	14,427
Kimberly-Clark de Mexico SAB de CV, Class A	5,323	11,963
Mexichem SAB de CV	3,988	10,245
OHL Mexico SAB de CV*	2,234	2,979
Wal-Mart de Mexico SAB de CV	19,958	47,937

		604,047

Netherlands - 3.0%
Aegon NV	6,702	41,258
Akzo Nobel NV	862	58,366
Altice NV, Class A*	1,113	31,755
Altice NV, Class B*	371	11,649
ASML Holding NV	1,334	122,270
Delta Lloyd NV	641	6,810
Gemalto NV	315	22,693
Heineken Holding NV	350	24,429
Heineken NV	782	61,865
ING Groep NV	13,905	212,909
Koninklijke Ahold NV	2,788	55,109
Koninklijke Boskalis Westminster NV	400	20,841
Koninklijke DSM NV	633	33,321
Koninklijke KPN NV	11,802	45,982
Koninklijke Philips NV	3,483	89,581
Koninklijke Vopak NV	254	10,466
NN Group NV	866	26,457
OCI NV*	409	12,061
QIAGEN NV*	822	21,736
Randstad Holding NV	507	32,059
RELX NV	4,078	62,853
Royal Dutch Shell PLC, Class A	14,382	374,071
Royal Dutch Shell PLC, Class B (b)	8,881	232,559
TNT Express NV	2,023	17,e108
Unilever NV	5,754	230,735
Wolters Kluwer NV	1,226	38,865

		1,897,808

New Zealand - 0.2%
Auckland International Airport Ltd.	11,209	35,166
Contact Energy Ltd.	7,799	25,654
Fletcher Building Ltd.	3,134	14,302
Meridian Energy Ltd.	9,828	13,766
Ryman Healthcare Ltd.	4,299	20,844
Spark New Zealand Ltd.	7,971	17,076

		126,808

Norway - 0.4%
DNB ASA	3,655	52,313
Gjensidige Forsikring ASA	957	14,218
Norsk Hydro ASA	5,058	17,524
Orkla ASA	3,105	22,896
Statoil ASA	3,804	56,975
Telenor ASA	2,911	58,098
Yara International ASA	718	32,054

		254,078

Peru - 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	1,244	7,862
Southern Copper Corp. (b)	1,452	38,710

		46,572

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	13,820	16,292
Aboitiz Power Corp.	15,700	14,528
Alliance Global Group, Inc.	10,300	4,363
Ayala Corp.	1,060	16,737
Ayala Land, Inc.	26,400	20,306
Bank of the Philippine Islands	6,860	12,417
BDO Unibank, Inc.	6,340	13,361
DMCI Holdings Inc.	9,800	2,386
Energy Development Corp.	26,500	3,402
International Container Terminal Services, Inc.	5,290	10,520
JG Summit Holdings, Inc.	2,650	4,025
Jollibee Foods Corp.	2,640	10,816
Megaworld Corp.	48,100	4,456
Metro Pacific Investments Corp.	45,600	4,878
Metropolitan Bank & Trust Company	4,240	7,597
Philippine Long Distance Telephone Co.	190	10,236
SM Investments Corp.	1,030	19,348
SM Prime Holdings, Inc.	42,200	17,606
Universal Robina Corp.	5,280	21,915

		215,189

Poland - 0.5%
Alior Bank SA*	692	16,094
Bank Handlowy w Warszawie SA	159	3,682
Bank Pekao SA	799	34,057
Bank Zachodni WBK SA*	421	33,783
CCC SA	618	27,971
Cyfrowy Polsat SA*	8,852	53,028
LPP SA	28	57,840
Orange Polska SA	2,545	4,785
PGE SA	5,948	24,589
Polski Koncern Naftowy Orlen SA	1,027	20,081
Polskie Gornictwo Naftowe i Gazownictwo SA	8,578	15,425
Powszechny Zaklad Ubezpieczen SA	316	36,053

		327,388

Portugal - 0.1%
Banco Comercial Portugues SA, Class R*	139,826	9,885
Banco Espirito Santo SA*	587	0
EDP - Energias de Portugal SA	9,166	32,153
Galp Energia SGPS SA	1,354	14,278
Jeronimo Martins SGPS SA	854	11,835

		68,151

Qatar - 0.2%
Barwa Real Estate Co.	852	10,296
Ezdan Holding Group QSC	2,275	11,865
Gulf International Services QSC	210	3,461
Industries Qatar QSC	367	13,406
Masraf Al Rayan	1,332	15,950
Qatar Electricity & Water Co.	243	14,616
Qatar Insurance Co. SAQ	296	7,967
Qatar Islamic Bank SAQ	103	3,197
Qatar National Bank SAQ	582	28,612
Vodafone Qatar QSC	756	2,938

		112,308

Russia - 0.7%
Gazprom PAO, ADR	5,323	23,474
Lukoil PJSC, ADR	1,332	50,243
Magnit PJSC, GDR	1,523	76,142
MegaFon PJSC GDR	1,382	17,759
MMC Norilsk Nickel PJSC, ADR	1,976	32,387
Mobile TeleSystems PJSC, ADR	3,206	24,462
NovaTek OAO, GDR	666	63,803
Rosneft Oil Co. OJSC, GDR	7,980	30,069
Severstal PAO GDR	2,259	24,058
Sistema JSFC GDR	382	2,819
Surgutneftegas OJSC, ADR	6,958	36,321
Tatneft, ADR	616	17,501
VTB Bank PJSC GDR	11,983	24,925

		423,963

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	15,500	24,496
CapitaLand Commercial Trust REIT	27,300	25,732
CapitaLand Ltd.	12,400	24,782
CapitaLand Mall Trust REIT	15,300	20,819
ComfortDelGro Corp. Ltd.	20,300	40,426
DBS Group Holdings Ltd.	9,800	123,346
Genting Singapore PLC	24,200	13,206
Global Logistic Properties Ltd.	10,400	16,362
Golden Agri-Resources Ltd.	10,400	2,322
Hutchison Port Holdings Trust, Class U	26,500	13,912
Keppel Corp. Ltd.	5,400	26,176
Oversea-Chinese Banking Corp. Ltd.	10,000	63,286
Sembcorp Marine Ltd.	1,100	1,863
Singapore Exchange Ltd.	400	2,058
Singapore Technologies Engineering Ltd.	14,900	32,418
Singapore Telecommunications Ltd.	37,200	98,599
Wilmar International Ltd.	10,400	21,006

		550,809

South Africa - 0.5%
AngloGold Ashanti Ltd., ADR*	2,832	22,996
Gold Fields Ltd., ADR	6,895	22,271
Impala Platinum Holdings Ltd.*(b)	9,562	36,240
Mondi PLC	1,067	24,199
MTN Group Ltd. (b)	6,485	86,640
Sasol Ltd., ADR	3,489	114,300

		306,646

South Korea - 3.0%
Amorepacific Corp.	106	33,922
AMOREPACIFIC Group	96	13,961
BNK Financial Group, Inc.	943	11,082
Celltrion, Inc.*	386	23,171
Cheil Industries, Inc.*	160	24,079
Cheil Worldwide, Inc.*	530	7,797
CJ CheilJedang Corp.	51	16,946
CJ Corp.	60	14,585
Coway Co. Ltd.	316	22,550
Daelim Industrial Co. Ltd.	105	5,975
Daewoo International Corp.	157	2,894
Daewoo Securities Co. Ltd.	157	1,646
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	70	398
Daum Kakao Corp.	51	5,817
DGB Financial Group, Inc.	1,010	8,881
Dongbu Insurance Co. Ltd.	353	15,878
Doosan Corp.	1	87
Doosan Heavy Industries & Construction Co. Ltd.	105	1,633
Doosan Infracore Co. Ltd.*	157	887
E-Mart Co. Ltd.	106	20,478
GS Engineering & Construction Corp.*	262	5,394
GS Holdings	106	4,163
Hana Financial Group, Inc.	1,046	24,055
Hankook Tire Co. Ltd.	371	11,590
Hanmi Pharm. Co. Ltd.*	31	11,401
Hanon Systems	317	9,743
Hanssem Co. Ltd.	25	6,732
Hanwha Chemical Corp.	745	11,433
Hanwha Corp.	371	13,221
Hanwha Life Insurance Co. Ltd.	2,129	14,310
Hotel Shilla Co. Ltd.	51	5,196
Hyosung Corp.	141	15,259
Hyundai Department Store Co. Ltd.	104	13,233
Hyundai Development Co.-Engineering & Construction	213	10,787
Hyundai Engineering & Construction Co. Ltd.	210	5,895
Hyundai Glovis Co. Ltd.	104	15,124
Hyundai Heavy Industries Co. Ltd.*	106	8,201
Hyundai Marine & Fire Insurance Co. Ltd.	551	13,044
Hyundai Merchant Marine Co. Ltd.*	887	6,375
Hyundai Mipo Dockyard Co. Ltd.*	51	2,324
Hyundai Mobis Co. Ltd.	265	46,267
Hyundai Motor Co.	514	64,752
Hyundai Steel Co.	304	13,597
Hyundai Wia Corp.	105	9,277
Industrial Bank of Korea	265	2,958
Kangwon Land, Inc.	530	19,067

KB Financial Group, Inc.	1,183	35,808
KCC Corp.	37	12,279
KEPCO Plant Service & Engineering Co. Ltd.	18	1,918
Kia Motors Corp.	906	37,305
Korea Aerospace Industries Ltd.	353	27,548
Korea Electric Power Corp.	679	27,556
Korea Gas Corp.	85	2,893
Korea Investment Holdings Co. Ltd.	258	15,226
Korea Zinc Co. Ltd.	53	22,988
KT Corp.*	157	3,830
KT&G Corp.	581	54,281
Kumho Petrochemical Co. Ltd.	146	6,765
LG Chem Ltd.	202	39,965
LG Corp.	232	11,416
LG Display Co. Ltd.	692	13,486
LG Electronics, Inc.	368	13,846
LG Household & Health Care Ltd.	53	35,938
LG Innotek Co. Ltd.	52	4,040
LG Uplus Corp.	1,594	14,825
Lotte Chemical Corp.	87	18,169
Lotte Shopping Co. Ltd.	53	11,987
LS Corp.	52	1,370
LS Industrial Systems Co. Ltd.	128	4,675
Mirae Asset Securities Co. Ltd.	157	5,184
NAVER Corp.	102	42,732
NCSoft Corp.	94	17,365
NH Investment & Securities Co. Ltd.	106	870
OCI Co. Ltd.	139	9,602
Orion Corp.	34	26,821
Paradise Co. Ltd.	104	2,005
POSCO	314	50,442
S-1 Corp.	157	12,464
Samsung C&T Corp.	317	12,892
Samsung Card Co. Ltd.	336	10,298
Samsung Electro-Mechanics Co. Ltd.	212	10,880
Samsung Electronics Co. Ltd.	378	348,038
Samsung Fire & Marine Insurance Co. Ltd.	179	40,787
Samsung Heavy Industries Co. Ltd.	422	4,014
Samsung Life Insurance Co. Ltd.	370	30,751
Samsung SDI Co. Ltd.	232	16,575
Samsung SDS Co. Ltd.	94	20,385
Samsung Securities Co. Ltd.	265	10,127
Shinhan Financial Group Co. Ltd.	1,489	49,791
Shinsegae Co. Ltd.	53	11,225
SK Holdings Co. Ltd.	142	32,416
SK Hynix, Inc.	1,962	59,387
SK Innovation Co. Ltd.*	127	10,727
SK Telecom Co. Ltd.	53	10,934
S-Oil Corp.	105	5,327
Woori Bank	97	748
Yuhan Corp.	52	10,925

		1,877,891

Spain - 2.6%
Abertis Infraestructuras SA	1,650	27,329
ACS Actividades de Construccion y Servicios SA	995	32,307
Aena SA, 144A*	265	30,480
Amadeus IT Holding SA, Class A	1,462	61,210
Banco Bilbao Vizcaya Argentaria SA	22,957	212,864
Banco de Sabadell SA	15,945	33,996
Banco Popular Espanol SA	6,841	29,332
Banco Santander SA	52,735	323,103
Bankia SA	19,664	23,765
Bankinter SA	3,395	25,601
CaixaBank SA	8,163	35,358
Distribuidora Internacional de Alimentacion SA*	1,754	10,562
Enagas SA	906	24,827
Endesa SA	105	2,180
Ferrovial SA	1,490	35,647
Gas Natural SDG SA	1,384	28,110
Grifols SA	527	21,618
Iberdrola SA	19,305	131,170
Inditex SA	4,124	137,629
Mapfre SA	6,286	18,551
Red Electrica Corp. SA	476	38,052
Repsol SA	3,727	53,344
Telefonica SA	17,744	250,684
Zardoya Otis SA	421	4,502

		1,592,221

Sweden - 2.0%
Alfa Laval AB	1,009	17,019
Assa Abloy AB, Class B	3,546	67,896
Atlas Copco AB, Class A	2,615	65,946
Atlas Copco AB, Class B	1,497	34,163
Boliden AB	1,257	20,772
Electrolux AB, Series B	1,219	34,427
Getinge AB, Class B	703	15,628
Hennes & Mauritz AB, Class B	3,450	132,767
Hexagon AB, Class B	1,220	39,312
Husqvarna AB, Class B	1,615	10,492
ICA Gruppen AB	213	7,913
Industrivarden AB, Class C	789	14,371
Investment AB Kinnevik, Class B	843	23,828
Investor AB, Class B	1,398	50,348
Lundin Petroleum AB*	692	9,040
Nordea Bank AB	10,046	118,900
Sandvik AB	3,951	38,175
Securitas AB, Class B	1,103	14,071
Skandinaviska Enskilda Banken AB, Class A	5,380	62,627
Skanska AB, Class B	1,173	23,000
SKF AB, Class B	1,399	26,754
Svenska Cellulosa AB SCA, Class B	1,637	46,678
Svenska Handelsbanken AB, Class A	4,545	67,912
Swedbank AB, Class A	3,150	71,960
Swedish Match AB	577	17,059
Tele2 AB, Class B	1,011	9,989
Telefonaktiebolaget LM Ericsson, Class B	11,363	110,798
TeliaSonera AB	7,918	44,687
Volvo AB, Class B	5,968	64,925

		1,261,457

Switzerland - 7.6%
ABB Ltd.*	7,971	153,953
Actelion Ltd.*	370	50,525
Adecco SA*	612	48,085
Aryzta AG*	315	16,157
Baloise Holding AG	212	25,967
Barry Callebaut AG*	16	17,562
Cie Financiere Richemont SA	1,958	146,549
Coca-Cola HBC AG CDI*	852	17,480
Credit Suisse Group AG*	5,127	137,636
Dufry AG*(b)	77	10,355
EMS-Chemie Holding AG	52	23,454
Geberit AG	158	50,229
Givaudan SA*	50	86,122
Glencore PLC*	39,536	89,970
Julius Baer Group Ltd.*	692	33,696
Kuehne + Nagel International AG	317	42,238
LafargeHolcim Ltd.*(b)	1,472	93,651
Lonza Group AG*	158	21,674
Nestle SA	12,566	926,867
Novartis AG	8,444	827,235
Pargesa Holding SA	156	9,570
Partners Group Holding AG	104	33,594
Roche Holding AG	2,597	709,262
Schindler Holding AG	106	16,514
Schindler Holding AG Participation Certificates	211	32,371
SGS SA	30	52,946
Sika AG	5	16,557
Sonova Holding AG	254	33,082
STMicroelectronics NV	2,453	17,818
Sulzer AG (b)	105	10,716
Swatch Group AG (The) - Bearer (b)	123	47,118
Swatch Group AG (The) - Registered	159	11,777
Swiss Life Holding AG*	91	21,313
Swiss Prime Site AG*	475	37,272
Swiss Re AG	1,323	113,666
Swisscom AG	152	82,160
Syngenta AG	364	126,147
Transocean Ltd. (b)	1,265	17,300
UBS Group AG*	14,428	298,963
Wolseley PLC	957	61,780
Zurich Insurance Group AG*	600	164,920

		4,734,251

Taiwan - 2.4%
Acer, Inc.*	30,306	11,178
Advanced Semiconductor Engineering, Inc.	26,922	27,803
Advantech Co. Ltd.	1,457	9,270
Asustek Computer, Inc.	2,207	20,078
AU Optronics Corp.	60,793	19,619
Casetek Holdings Ltd.	1,055	3,940
Catcher Technology Co. Ltd.	2,851	29,092
Cathay Financial Holding Co. Ltd.	39,594	57,074
Chailease Holding Co. Ltd.	1,587	2,551
Chang Hwa Commercial Bank Ltd.	7,014	3,406
Cheng Shin Rubber Industry Co. Ltd.	2,488	3,992
Chicony Electronics Co. Ltd.	1,520	3,775
China Airlines Ltd.*	455	164
China Development Financial Holding Corp.	43,383	12,520
China Life Insurance Co. Ltd./Taiwan	9,657	7,376
China Steel Corp.	11,644	6,979
Chunghwa Telecom Co. Ltd.	10,104	30,682
Compal Electronics, Inc.	16,243	9,485
CTBC Financial Holding Co. Ltd.	59,854	36,057
Delta Electronics, Inc.	8,526	42,714
E.Sun Financial Holding Co. Ltd.	18,128	10,893
Eclat Textile Co. Ltd.	573	8,621
Epistar Corp.	7,871	6,362
EVA Airways Corp.*	919	555
Evergreen Marine Corp. (Taiwan) Ltd.	3,144	1,377
Far Eastern New Century Corp.	2,300	2,085
Far EasTone Telecommunications Co. Ltd.	3,356	7,365
Feng Tay Enterprise Co. Ltd.	690	4,094
First Financial Holding Co. Ltd.	12,798	6,195
Formosa Chemicals & Fibre Corp.	6,434	13,763
Formosa Petrochemical Corp.	609	1,364
Formosa Plastics Corp.	6,506	14,337
Foxconn Technology Co. Ltd.	4,870	13,696
Fubon Financial Holding Co. Ltd.	28,722	49,347
Giant Manufacturing Co. Ltd.	614	4,444
Hermes Microvision, Inc.	162	6,871
Hiwin Technologies Corp.	641	3,290
Hon Hai Precision Industry Co. Ltd.*	65,174	185,290
Hotai Motor Co. Ltd.	830	9,133
HTC Corp.	1,556	2,202
Hua Nan Financial Holdings Co. Ltd.	8,191	3,877
Innolux Corp.	81,899	28,948
Inotera Memories, Inc.*	15,254	9,189
Inventec Corp.	10,528	4,821
Kinsus Interconnect Technology Corp.	456	813
Largan Precision Co. Ltd.	487	45,203
Lite-On Technology Corp.	4,477	4,101
MediaTek, Inc.	5,833	44,999
Mega Financial Holding Co. Ltd.	25,969	19,475
Merida Industry Co. Ltd.	205	1,115
Nan Ya Plastics Corp.	22,511	41,028
Novatek Microelectronics Corp.	1,959	6,563
Pegatron Corp.	7,296	18,881
Phison Electronics Corp.	306	2,130
Pou Chen Corp.	3,128	5,057
Powertech Technology, Inc.	2,027	3,489
President Chain Store Corp.	1,857	12,414
Quanta Computer, Inc.	8,999	16,540
Radiant Opto-Electronics Corp.	673	1,961
Realtek Semiconductor Corp.*	1,223	2,195
Siliconware Precision Industries Co. Ltd.	11,529	14,174
Simplo Technology Co. Ltd.	746	2,476
Standard Foods Corp.	1,000	2,271
Synnex Technology International Corp.	2,984	3,174
Taiwan Glass Industry Corp.*	4,166	1,677
Taiwan Mobile Co. Ltd.	3,809	11,449
Taiwan Semiconductor Manufacturing Co. Ltd.	100,549	398,661
TPK Holding Co. Ltd.*	1,427	3,575
Transcend Information, Inc.	347	935
Uni-President Enterprises Corp.	14,549	25,936
United Microelectronics Corp.	52,225	17,255

Vanguard International Semiconductor Corp.	3,661	4,163
Wistron Corp.	6,177	3,057
WPG Holdings Ltd.	5,041	4,764
Yuanta Financial Holding Co. Ltd.	42,738	17,142
Zhen Ding Technology Holding Ltd.	1,089	3,089

		1,475,636

Thailand - 0.4%
Bangkok Bank PCL, NVDR	8,500	39,008
Indorama Ventures PCL, NVDR	30,700	18,671
IRPC PCL, NVDR	137,004	14,524
Kasikornbank PCL, NVDR	9,000	45,320
Krung Thai Bank PCL, NVDR	53,000	26,910
PTT Exploration & Production PCL, NVDR	12,700	28,167
PTT PCL, NVDR	5,900	44,112
Siam Commercial Bank PCL, NVDR	10,400	41,200
Thai Oil PCL, NVDR	4,900	7,040

		264,952

Turkey - 0.5%
Akbank TAS	6,968	16,329
Anadolu Efes Biracilik Ve Malt Sanayii AS	472	3,519
Arcelik AS	4,239	19,882
BIM Birlesik Magazalar AS	798	13,833
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	10,847	9,281
Enka Insaat ve Sanayi AS	4,374	7,470
Eregli Demir ve Celik Fabrikalari TAS	13,107	17,834
Ford Otomotiv Sanayi AS	2,478	25,118
Haci Omer Sabanci Holding AS	4,240	12,675
KOC Holding AS	5,098	19,882
TAV Havalimanlari Holding AS	2,332	18,830
Tofas Turk Otomobil Fabrikasi AS	4,080	25,305
Tupras Turkiye Petrol Rafinerileri AS*	588	15,173
Turk Hava Yollari Anonim Ortakligi*	2,545	7,040
Turk Telekomunikasyon AS	3,452	7,259
Turkcell Iletisim Hizmetleri AS	3,344	13,099
Turkiye Garanti Bankasi AS	9,511	24,118
Turkiye Halk Bankasi AS	2,120	8,122
Turkiye Is Bankasi, Class C	6,011	10,059
Turkiye Sise ve Cam Fabrikalari AS	10,402	10,151
Turkiye Vakiflar Bankasi TAO, Class D	1,755	2,322
Ulker Biskuvi Sanayi AS	318	1,956
Yapi ve Kredi Bankasi AS	1,541	1,901

		291,158

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	5,323	11,594
Aldar Properties PJSC	11,983	7,602
Arabtec Holding Co. PJSC*	3,499	1,877
DP World Ltd.	1,332	29,704
Dubai Financial Market PJSC	6,586	3,084
Dubai Islamic Bank PJSC	2,667	5,083
Emaar Malls Group PJSC*	17,404	13,504
Emaar Properties PJSC	12,973	23,841
First Gulf Bank PJSC	8,534	33,341
National Bank of Abu Dhabi PJSC	4,031	11,414

		141,044

United Kingdom - 13.3%
3i Group PLC	3,664	27,651
Aberdeen Asset Management PLC	3,451	16,888
Admiral Group PLC	797	18,956
Aggreko PLC (b)	1,010	16,537
Amec Foster Wheeler PLC	1,120	13,861
Anglo American PLC	9,054	102,949
Antofagasta PLC	1,436	13,420
ARM Holdings PLC	5,030	72,052
Ashtead Group PLC	1,512	21,937
Associated British Foods PLC	1,329	65,300
AstraZeneca PLC	4,722	298,531
Aviva PLC	14,072	104,469
Babcock International Group PLC	1,014	15,077
BAE Systems PLC	10,622	73,706
Barclays PLC	58,094	233,070
Barratt Developments PLC	3,049	29,920
BG Group PLC	12,461	190,181

BHP Billiton PLC	7,741	134,465
BP PLC	66,792	369,484
British American Tobacco PLC	6,870	366,756
British Land Co. PLC REIT	3,715	46,745
BT Group PLC	30,082	201,884
Bunzl PLC	1,224	32,662
Burberry Group PLC	1,597	34,578
Capita PLC	2,455	46,563
Carnival PLC	634	32,299
Centrica PLC	18,181	67,849
CNH Industrial NV (b)	3,397	26,836
Cobham PLC	3,875	16,744
Compass Group PLC	5,370	85,287
Croda International PLC	580	25,739
Diageo PLC	9,246	245,451
Direct Line Insurance Group PLC	4,682	25,369
Dixons Carphone PLC	3,400	22,507
easyJet PLC	686	17,716
Fiat Chrysler Automobiles NV*	3,689	51,910
G4S PLC	5,534	21,782
GKN PLC	6,598	29,533
GlaxoSmithKline PLC	18,377	378,013
Hammerson PLC REIT	2,537	24,448
Hargreaves Lansdown PLC	906	15,640
HSBC Holdings PLC	71,348	567,889
ICAP PLC	2,125	14,807
IMI PLC	1,009	16,071
Imperial Tobacco Group PLC	3,569	173,006
Inmarsat PLC (b)	1,700	25,591
InterContinental Hotels Group PLC	797	30,037
International Consolidated Airlines Group SA*	3,821	31,896
Intertek Group PLC	641	24,944
Intu Properties PLC REIT	3,080	15,266
Investec PLC	2,014	16,518
ITV PLC	15,438	59,271
J Sainsbury PLC	4,447	16,562
Johnson Matthey PLC	797	33,082
Kingfisher PLC	8,949	48,914
Land Securities Group PLC REIT	3,026	58,135
Legal & General Group PLC	20,853	80,861
Lloyds Banking Group PLC	206,387	245,062
London Stock Exchange Group PLC	800	30,935
Marks & Spencer Group PLC	6,169	49,367
Meggitt PLC	2,814	20,614
Melrose Industries PLC	3,453	14,147
Merlin Entertainments PLC, 144A	1,059	6,313
National Grid PLC	14,288	188,576
Next PLC	560	68,273
Old Mutual PLC	17,532	53,859
Pearson PLC	3,184	55,356
Persimmon PLC*	1,119	36,111
Petrofac Ltd. (b)	1,014	13,879
Prudential PLC	9,355	203,557
Reckitt Benckiser Group PLC	2,490	219,969
RELX PLC	4,127	66,178
Rexam PLC	2,598	21,468
Rio Tinto PLC	4,635	169,844
Rolls-Royce Holdings PLC*	6,619	75,516
Royal Bank of Scotland Group PLC*	8,609	44,493
Royal Mail PLC	2,491	17,736
RSA Insurance Group PLC	3,293	25,973
SABMiller PLC	7,399	346,743
Sage Group PLC (The)	4,199	33,215
Schroders PLC	475	20,686
Segro PLC REIT	2,235	14,391
Severn Trent PLC	1,063	33,879
Sky PLC	3,864	61,842
Smith & Nephew PLC	3,493	62,336
Smiths Group PLC	1,436	24,878
Sports Direct International PLC*	1,010	12,306
SSE PLC	3,672	82,886
Standard Chartered PLC	9,142	107,317
Standard Life PLC (b)	6,919	44,178
Subsea 7 SA*	851	7,242
Tate & Lyle PLC	2,019	16,792
Taylor Wimpey PLC	9,582	29,598

Tesco PLC	29,843	87,627
Travis Perkins PLC	904	28,410
Tullow Oil PLC*(b)	3,238	11,090
Unilever PLC	4,858	195,534
United Utilities Group PLC	2,756	36,159
Vodafone Group PLC	101,968	354,716
Weir Group PLC (The) (b)	798	17,192
Whitbread PLC	633	46,595
William Hill PLC	3,026	16,716
WM Morrison Supermarkets PLC (b)	8,189	21,174
WPP PLC	5,276	109,377

		8,297,720

United States - 0.5%
Thomson Reuters Corp.	1,332	51,818
Valeant Pharmaceuticals International, Inc.*	1,199	277,959

		329,777

TOTAL COMMON STOCKS
(Cost $66,552,228)		61,360,675

PREFERRED STOCKS - 1.1%
Brazil - 0.5%
Banco Bradesco SA	9,309	59,166
Banco do Estado do Rio Grande do Sul SA, Class B	1,166	2,485
Braskem SA, Class A	780	3,026
Centrais Eletricas Brasileiras SA, Class B	1,197	2,479
Cia Brasileira de Distribuicao	368	6,443
Cia Energetica de Minas Gerais	2,387	4,949
Cia Paranaense de Energia, Class B	104	889
Gerdau SA	3,740	5,414
Itau Unibanco Holding SA	11,885	87,008
Itausa - Investimentos Itau SA	14,089	28,282
Lojas Americanas SA	2,402	10,796
Oi SA*	1,108	825
Petroleo Brasileiro SA*	14,546	36,860
Suzano Papel e Celulose SA, Class A	1,332	6,457
Telefonica Brasil SA	1,067	11,883
Usinas Siderurgicas de Minas Gerais SA, Class A	2,218	1,822
Vale SA	7,569	29,532

		298,316

Chile - 0.0%
Embotelladora Andina SA, Class B	2,226	7,638
Sociedad Quimica y Minera de Chile SA, Class B	422	6,624

		14,262

Colombia - 0.0%
Bancolombia SA	1,890	16,322
Grupo Aval Acciones y Valores SA	14,134	5,460
Grupo de Inversiones Suramericana SA	213	2,446

		24,228

Germany - 0.4%
Bayerische Motoren Werke AG	210	15,296
FUCHS PETROLUB SE	265	11,434
Henkel AG & Co. KGaA	562	58,839
Porsche Automobil Holding SE	550	38,333
Volkswagen AG	622	118,307

		242,209

South Korea - 0.2%
Amorepacific Corp.	24	3,703
Hyundai Motor Co.	158	12,958
Hyundai Motor Co. — 2nd Preferred	211	17,840
LG Chem Ltd.	52	7,606
Samsung Electronics Co. Ltd.	81	59,582

		101,689

TOTAL PREFERRED STOCKS
(Cost $900,140)		680,704

RIGHTS - 0.0%
Taiwan - 0.0%
First Financial Holding Co. Ltd.*, expires 10/31/15
(Cost $0)	1,469	47

SECURITIES LENDING COLLATERAL - 2.2%
Daily Assets Fund Institutional, 0.16% (f)(g)
(Cost $1,398,579)	1,398,579	1,398,579

TOTAL INVESTMENTS - 101.5%
(Cost $68,850,947) (h)		$63,440,005
Other assets and liabilities, net - (1.5%)		(935,760)

NET ASSETS - 100.0%		$62,504,245

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $1,262,870, which is 2.0% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Listed on London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $69,073,382. The net unrealized depreciation was $5,633,377 which consisted of aggregate gross unrealized appreciation of $1,039,312 and aggregate gross unrealized depreciation of $6,672,689.

A Summary of the Fund’s transactions of Deutsche Bank AG common stock during the period ended August 30, 2015 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Value ($) at 8/31/15
Deutsche Bank AG	$98,068	$73,912	$(2,921)	$(1,847)	$160,454

CPO - Ordinary Participation Certificates.

FDR - Fiduciary Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt

OJSC - Open Joint Stock Company.

PJSC - Private Joint Stock Company.

REIT - Real Estate Investment Trust.

RSP - Risparmio (Convertible Savings Shares).

SDR - Swedish Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Financial	27.1%
Consumer, Non-cyclical	21.2%
Consumer, Cyclical	11.9%
Industrial	9.9%
Communications	8.5%
Basic Materials	6.6%
Energy	6.5%
Technology	4.3%
Utilities	3.5%
Diversified	0.5%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral.

Sector Breakdown is subject to change

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	9/1/2015	USD	—	TWD	1	$—
JP Morgan & Chase Co.	9/2/2015	AED	50,000	USD	13,612	(1)
The Bank of New York Mellon	9/2/2015	AED	377,500	USD	102,770	(7)
The Bank of New York Mellon	9/2/2015	AED	7,300	USD	1,987	—
The Bank of New York Mellon	9/2/2015	AED	24,000	USD	6,534	—
Bank of Montreal	9/2/2015	CHF	132,500	USD	137,324	253
State Street Bank & Trust Co.	9/2/2015	CHF	255,000	USD	265,480	1,682
State Street Bank & Trust Co.	9/2/2015	CHF	36,000	USD	37,311	69
State Street Bank & Trust Co.	9/2/2015	CHF	1,613,500	USD	1,680,332	11,165
State Street Bank & Trust Co.	9/2/2015	CHF	132,500	USD	137,298	227
The Bank of New York Mellon	9/2/2015	CHF	19,800	USD	20,459	(25)
The Bank of New York Mellon	9/2/2015	CHF	10,000	USD	10,231	(114)
The Bank of Nova Scotia	9/2/2015	CHF	2,523,596	USD	2,628,089	17,427
Bank of Montreal	9/2/2015	CZK	32,000	USD	1,317	(11)
JP Morgan & Chase Co.	9/2/2015	CZK	682,000	USD	27,836	(475)
State Street Bank & Trust Co.	9/2/2015	CZK	419,000	USD	17,100	(293)
State Street Bank & Trust Co.	9/2/2015	CZK	32,000	USD	1,317	(11)
Bank of Montreal	9/2/2015	DKK	184,000	USD	27,438	(225)
State Street Bank & Trust Co.	9/2/2015	DKK	277,000	USD	41,033	(613)
State Street Bank & Trust Co.	9/2/2015	DKK	57,000	USD	8,407	(162)
State Street Bank & Trust Co.	9/2/2015	DKK	1,440,000	USD	213,345	(3,152)
State Street Bank & Trust Co.	9/2/2015	DKK	184,000	USD	27,435	(228)
The Bank of New York Mellon	9/2/2015	DKK	16,800	USD	2,453	(73)
The Bank of Nova Scotia	9/2/2015	DKK	4,003,400	USD	593,127	(8,766)
Bank of Montreal	9/2/2015	EUR	367,500	USD	408,937	(3,451)
State Street Bank & Trust Co.	9/2/2015	EUR	300,000	USD	331,528	(5,115)
State Street Bank & Trust Co.	9/2/2015	EUR	140,000	USD	154,062	(3,039)
State Street Bank & Trust Co.	9/2/2015	EUR	5,016,000	USD	5,543,899	(84,783)
State Street Bank & Trust Co.	9/2/2015	EUR	367,500	USD	408,900	(3,488)
The Bank of New York Mellon	9/2/2015	EUR	150,300	USD	164,559	(4,100)
The Bank of New York Mellon	9/2/2015	EUR	24,700	USD	26,896	(821)
The Bank of Nova Scotia	9/2/2015	EUR	7,541,626	USD	8,335,231	(127,571)
Bank of Montreal	9/2/2015	GBP	175,500	USD	275,260	5,956
JP Morgan & Chase Co.	9/2/2015	GBP	3,670,736	USD	5,726,597	93,870
State Street Bank & Trust Co.	9/2/2015	GBP	26,000	USD	40,559	662
State Street Bank & Trust Co.	9/2/2015	GBP	2,469,785	USD	3,853,272	63,398
State Street Bank & Trust Co.	9/2/2015	GBP	175,500	USD	275,231	5,927
The Bank of New York Mellon	9/2/2015	GBP	35,900	USD	55,939	850
The Bank of New York Mellon	9/2/2015	GBP	4,500	USD	7,002	97
Bank of Montreal	9/2/2015	HKD	1,020,000	USD	131,541	(71)
JP Morgan & Chase Co.	9/2/2015	HKD	22,141,796	USD	2,856,048	(940)
State Street Bank & Trust Co.	9/2/2015	HKD	14,122,000	USD	1,821,592	(590)
State Street Bank & Trust Co.	9/2/2015	HKD	1,020,000	USD	131,543	(69)
The Bank of New York Mellon	9/2/2015	HKD	1,897,000	USD	244,686	(87)
The Bank of New York Mellon	9/2/2015	HKD	404,700	USD	52,199	(20)
The Bank of New York Mellon	9/2/2015	HKD	63,800	USD	8,228	(4)
Bank of Montreal	9/2/2015	HUF	583,500	USD	2,091	3
JP Morgan & Chase Co.	9/2/2015	HUF	10,222,000	USD	36,691	98

State Street Bank & Trust Co.	9/2/2015	HUF	8,752,000	USD	31,413	82
State Street Bank & Trust Co.	9/2/2015	HUF	583,500	USD	2,091	2
The Bank of Nova Scotia	9/2/2015	HUF	1,851,000	USD	6,643	16
Bank of Montreal	9/2/2015	ILS	45,500	USD	11,767	173
JP Morgan & Chase Co.	9/2/2015	ILS	738,698	USD	196,258	8,024
State Street Bank & Trust Co.	9/2/2015	ILS	132,000	USD	35,049	1,412
State Street Bank & Trust Co.	9/2/2015	ILS	595,000	USD	158,066	6,448
State Street Bank & Trust Co.	9/2/2015	ILS	45,500	USD	11,758	164
The Bank of New York Mellon	9/2/2015	ILS	5,300	USD	1,396	45
The Bank of Nova Scotia	9/2/2015	ILS	5,000	USD	1,328	54
Bank of Montreal	9/2/2015	NOK	65,500	USD	7,895	(23)
JP Morgan & Chase Co.	9/2/2015	NOK	1,468,000	USD	180,470	3,010
State Street Bank & Trust Co.	9/2/2015	NOK	1,017,000	USD	125,028	2,087
State Street Bank & Trust Co.	9/2/2015	NOK	65,500	USD	7,890	(28)
Bank of Montreal	9/2/2015	PLN	40,000	USD	10,651	58
JP Morgan & Chase Co.	9/2/2015	PLN	864,392	USD	229,979	1,059
State Street Bank & Trust Co.	9/2/2015	PLN	401,300	USD	106,771	494
State Street Bank & Trust Co.	9/2/2015	PLN	40,000	USD	10,648	55
Bank of Montreal	9/2/2015	SEK	317,500	USD	37,314	(189)
JP Morgan & Chase Co.	9/2/2015	SEK	6,362,000	USD	742,149	(9,327)
State Street Bank & Trust Co.	9/2/2015	SEK	206,000	USD	24,027	(306)
State Street Bank & Trust Co.	9/2/2015	SEK	4,686,600	USD	546,777	(6,802)
State Street Bank & Trust Co.	9/2/2015	SEK	82,000	USD	9,520	(166)
State Street Bank & Trust Co.	9/2/2015	SEK	317,500	USD	37,303	(200)
Bank of Montreal	9/2/2015	TRY	23,000	USD	7,844	(59)
JP Morgan & Chase Co.	9/2/2015	TRY	460,846	USD	165,371	7,021
State Street Bank & Trust Co.	9/2/2015	TRY	358,000	USD	128,438	5,427
State Street Bank & Trust Co.	9/2/2015	TRY	23,000	USD	7,836	(67)
The Bank of Nova Scotia	9/2/2015	TRY	23,700	USD	8,505	362
Bank of Montreal	9/2/2015	USD	131,612	HKD	1,020,000	—
JP Morgan & Chase Co.	9/2/2015	USD	13,613	AED	50,000	—
JP Morgan & Chase Co.	9/2/2015	USD	2,083	CHF	2,000	(14)
JP Morgan & Chase Co.	9/2/2015	USD	10,074	DKK	68,000	150
JP Morgan & Chase Co.	9/2/2015	USD	203,346	EUR	184,000	3,128
JP Morgan & Chase Co.	9/2/2015	USD	2,856,988	HKD	22,141,796	—
State Street Bank & Trust Co.	9/2/2015	USD	5,173	AED	19,000	1
State Street Bank & Trust Co.	9/2/2015	USD	61,444	CHF	59,000	(408)
State Street Bank & Trust Co.	9/2/2015	USD	9,926	DKK	67,000	147
State Street Bank & Trust Co.	9/2/2015	USD	203,696	EUR	184,300	3,115
State Street Bank & Trust Co.	9/2/2015	USD	111,552	GBP	71,500	(1,835)
State Street Bank & Trust Co.	9/2/2015	USD	64,747	GBP	41,500	(1,065)
State Street Bank & Trust Co.	9/2/2015	USD	345,967	HKD	2,682,000	96
State Street Bank & Trust Co.	9/2/2015	USD	12,512	HKD	97,000	4
State Street Bank & Trust Co.	9/2/2015	USD	1,595,216	HKD	12,363,000	—
State Street Bank & Trust Co.	9/2/2015	USD	4,666	HUF	1,300,000	(12)
State Street Bank & Trust Co.	9/2/2015	USD	12,908	NOK	105,000	(215)
State Street Bank & Trust Co.	9/2/2015	USD	5,655	NOK	46,000	(94)
State Street Bank & Trust Co.	9/2/2015	USD	19,955	PLN	75,000	(92)
State Street Bank & Trust Co.	9/2/2015	USD	3,459	PLN	13,000	(16)
State Street Bank & Trust Co.	9/2/2015	USD	24,617	SEK	211,000	306
State Street Bank & Trust Co.	9/2/2015	USD	23,450	SEK	201,000	292
State Street Bank & Trust Co.	9/2/2015	USD	14,718	TRY	41,000	(630)
State Street Bank & Trust Co.	9/2/2015	USD	2,153	TRY	6,000	(91)
The Bank of New York Mellon	9/2/2015	USD	1,245	GBP	800	(18)
The Bank of New York Mellon	9/2/2015	USD	6,430	GBP	4,100	(139)

The Bank of New York Mellon	9/2/2015	USD	3,883	HKD	30,100	1
The Bank of New York Mellon	9/2/2015	USD	301,340	HKD	2,335,400	—
The Bank of New York Mellon	9/2/2015	USD	2,346	PLN	9,000	37
Bank of Montreal	9/3/2015	AUD	127,000	USD	93,319	2,953
JP Morgan & Chase Co.	9/3/2015	AUD	2,592,807	USD	1,900,968	56,085
State Street Bank & Trust Co.	9/3/2015	AUD	1,179,000	USD	864,426	25,522
State Street Bank & Trust Co.	9/3/2015	AUD	172,000	USD	126,083	3,698
State Street Bank & Trust Co.	9/3/2015	AUD	40,000	USD	29,239	778
State Street Bank & Trust Co.	9/3/2015	AUD	127,000	USD	93,306	2,940
The Bank of New York Mellon	9/3/2015	AUD	3,400	USD	2,505	85
The Bank of Nova Scotia	9/3/2015	AUD	562,000	USD	412,064	12,179
JP Morgan & Chase Co.	9/3/2015	BRL	651,530	USD	189,156	9,696
State Street Bank & Trust Co.	9/3/2015	BRL	402,000	USD	117,150	6,421
The Bank of New York Mellon	9/3/2015	BRL	2,341,788	USD	679,567	34,535
The Bank of New York Mellon	9/3/2015	BRL	178,149	USD	50,973	1,902
Bank of Montreal	9/3/2015	CAD	154,000	USD	117,485	429
JP Morgan & Chase Co.	9/3/2015	CAD	95,000	USD	73,008	798
State Street Bank & Trust Co.	9/3/2015	CAD	1,382,200	USD	1,062,232	11,618
State Street Bank & Trust Co.	9/3/2015	CAD	9,000	USD	6,901	60
State Street Bank & Trust Co.	9/3/2015	CAD	154,000	USD	117,467	411
The Bank of New York Mellon	9/3/2015	CAD	30,100	USD	22,829	(50)
The Bank of New York Mellon	9/3/2015	CAD	8,000	USD	6,066	(15)
The Bank of Nova Scotia	9/3/2015	CAD	3,855,888	USD	2,963,390	32,517
Bank of Montreal	9/3/2015	CLP	4,126,000	USD	5,913	(40)
JP Morgan & Chase Co.	9/3/2015	CLP	95,944,000	USD	142,409	3,974
State Street Bank & Trust Co.	9/3/2015	CLP	59,651,280	USD	88,569	2,500
State Street Bank & Trust Co.	9/3/2015	CLP	4,126,000	USD	5,927	(26)
Bank of Montreal	9/3/2015	COP	4,457,000	USD	1,472	13
JP Morgan & Chase Co.	9/3/2015	COP	124,064,000	USD	43,418	2,805
State Street Bank & Trust Co.	9/3/2015	COP	49,682,780	USD	17,337	1,073
State Street Bank & Trust Co.	9/3/2015	COP	4,457,000	USD	1,472	13
JP Morgan & Chase Co.	9/3/2015	EGP	484,000	USD	60,804	(649)
The Bank of Nova Scotia	9/3/2015	EGP	153,000	USD	19,490	64
Bank of Montreal	9/3/2015	IDR	137,191,500	USD	9,875	117
JP Morgan & Chase Co.	9/3/2015	IDR	2,917,359,000	USD	214,260	6,762
State Street Bank & Trust Co.	9/3/2015	IDR	2,186,316,000	USD	160,735	5,233
State Street Bank & Trust Co.	9/3/2015	IDR	137,191,500	USD	9,873	116
Bank of Montreal	9/3/2015	INR	1,292,500	USD	19,787	356
JP Morgan & Chase Co.	9/3/2015	INR	23,679,246	USD	368,778	12,780
State Street Bank & Trust Co.	9/3/2015	INR	19,089,811	USD	297,395	10,395
State Street Bank & Trust Co.	9/3/2015	INR	1,292,500	USD	19,784	352
Bank of Montreal	9/3/2015	JPY	36,114,500	USD	291,751	(6,152)
JP Morgan & Chase Co.	9/3/2015	JPY	700,391,722	USD	5,654,134	(123,302)
State Street Bank & Trust Co.	9/3/2015	JPY	11,170,000	USD	90,171	(1,969)
State Street Bank & Trust Co.	9/3/2015	JPY	485,018,000	USD	3,915,825	(85,023)
State Street Bank & Trust Co.	9/3/2015	JPY	4,554,000	USD	36,745	(821)
State Street Bank & Trust Co.	9/3/2015	JPY	36,114,500	USD	291,718	(6,186)
The Bank of New York Mellon	9/3/2015	JPY	42,850,000	USD	344,754	(8,710)
The Bank of Nova Scotia	9/3/2015	JPY	60,474,000	USD	488,229	(10,613)
Bank of Montreal	9/3/2015	KRW	68,934,500	USD	58,128	(149)
JP Morgan & Chase Co.	9/3/2015	KRW	1,553,631,000	USD	1,335,538	22,090
State Street Bank & Trust Co.	9/3/2015	KRW	805,907,511	USD	693,296	11,977
State Street Bank & Trust Co.	9/3/2015	KRW	68,934,500	USD	58,168	(110)
Bank of Montreal	9/3/2015	MXN	279,500	USD	16,823	98
Bank of Montreal	9/3/2015	MXN	67,000	USD	3,993	(17)

JP Morgan & Chase Co.	9/3/2015	MXN	5,615,493	USD	349,722	13,696
State Street Bank & Trust Co.	9/3/2015	MXN	4,147,000	USD	258,257	10,103
State Street Bank & Trust Co.	9/3/2015	MXN	282,000	USD	17,484	609
State Street Bank & Trust Co.	9/3/2015	MXN	279,500	USD	16,823	98
Bank of Montreal	9/3/2015	MYR	59,000	USD	14,335	291
JP Morgan & Chase Co.	9/3/2015	MYR	1,419,000	USD	369,339	31,560
State Street Bank & Trust Co.	9/3/2015	MYR	646,423	USD	168,493	14,618
State Street Bank & Trust Co.	9/3/2015	MYR	59,000	USD	14,364	320
Bank of Montreal	9/3/2015	NZD	6,000	USD	3,961	159
JP Morgan & Chase Co.	9/3/2015	NZD	93,116	USD	61,702	2,699
State Street Bank & Trust Co.	9/3/2015	NZD	85,700	USD	56,788	2,485
State Street Bank & Trust Co.	9/3/2015	NZD	6,000	USD	3,960	158
The Bank of Nova Scotia	9/3/2015	NZD	13,500	USD	8,946	392
Bank of Montreal	9/3/2015	PHP	303,500	USD	6,538	46
JP Morgan & Chase Co.	9/3/2015	PHP	5,613,000	USD	122,949	2,877
State Street Bank & Trust Co.	9/3/2015	PHP	4,453,000	USD	97,555	2,298
State Street Bank & Trust Co.	9/3/2015	PHP	303,500	USD	6,537	44
JP Morgan & Chase Co.	9/3/2015	QAR	32,000	USD	8,787	(1)
The Bank of New York Mellon	9/3/2015	QAR	401,000	USD	110,118	(12)
The Bank of New York Mellon	9/3/2015	QAR	41,500	USD	11,399	1
The Bank of New York Mellon	9/3/2015	QAR	24,000	USD	6,590	(1)
The Bank of New York Mellon	9/3/2015	QAR	12,000	USD	3,296	—
JP Morgan & Chase Co.	9/3/2015	RUB	6,778,000	USD	110,059	4,601
State Street Bank & Trust Co.	9/3/2015	RUB	8,593,172	USD	139,163	5,463
State Street Bank & Trust Co.	9/3/2015	RUB	787,000	USD	11,764	(481)
State Street Bank & Trust Co.	9/3/2015	RUB	787,000	USD	11,764	(481)
Bank of Montreal	9/3/2015	SGD	24,000	USD	17,097	91
JP Morgan & Chase Co.	9/3/2015	SGD	511,707	USD	373,577	10,989
State Street Bank & Trust Co.	9/3/2015	SGD	195,000	USD	142,366	4,192
State Street Bank & Trust Co.	9/3/2015	SGD	24,000	USD	17,095	89
The Bank of New York Mellon	9/3/2015	SGD	2,700	USD	1,953	40
The Bank of Nova Scotia	9/3/2015	SGD	145,000	USD	105,862	3,117
Bank of Montreal	9/3/2015	THB	293,000	USD	8,236	63
JP Morgan & Chase Co.	9/3/2015	THB	7,352,000	USD	209,772	4,697
State Street Bank & Trust Co.	9/3/2015	THB	3,625,931	USD	103,486	2,345
State Street Bank & Trust Co.	9/3/2015	THB	293,000	USD	8,210	37
Bank of Montreal	9/3/2015	TWD	1,310,500	USD	40,052	(227)
JP Morgan & Chase Co.	9/3/2015	TWD	22,001,297	USD	696,464	20,233
State Street Bank & Trust Co.	9/3/2015	TWD	28,230,150	USD	894,180	26,500
State Street Bank & Trust Co.	9/3/2015	TWD	1,310,500	USD	40,274	(6)
Bank of Montreal	9/3/2015	USD	90,033	AUD	127,000	333
Bank of Montreal	9/3/2015	USD	115,745	CAD	154,000	1,311
Bank of Montreal	9/3/2015	USD	5,957	CLP	4,126,000	(3)
Bank of Montreal	9/3/2015	USD	1,441	COP	4,457,000	18
Bank of Montreal	9/3/2015	USD	9,765	IDR	137,191,500	(7)
Bank of Montreal	9/3/2015	USD	19,443	INR	1,292,500	(12)
Bank of Montreal	9/3/2015	USD	298,014	JPY	36,114,500	(110)
Bank of Montreal	9/3/2015	USD	58,283	KRW	68,934,500	(6)
Bank of Montreal	9/3/2015	USD	16,656	MXN	279,500	69
Bank of Montreal	9/3/2015	USD	14,048	MYR	59,000	(3)
Bank of Montreal	9/3/2015	USD	3,799	NZD	6,000	3
Bank of Montreal	9/3/2015	USD	6,493	PHP	303,500	(1)
Bank of Montreal	9/3/2015	USD	17,018	SGD	24,000	(12)
Bank of Montreal	9/3/2015	USD	8,174	THB	293,000	(1)
Bank of Montreal	9/3/2015	USD	40,278	TWD	1,310,500	1

JP Morgan & Chase Co.	9/3/2015	USD	1,838,171	AUD	2,592,807	6,712
JP Morgan & Chase Co.	9/3/2015	USD	179,208	BRL	651,530	252
JP Morgan & Chase Co.	9/3/2015	USD	71,401	CAD	95,000	809
JP Morgan & Chase Co.	9/3/2015	USD	138,657	CLP	95,944,000	(222)
JP Morgan & Chase Co.	9/3/2015	USD	40,305	COP	124,064,000	308
JP Morgan & Chase Co.	9/3/2015	USD	62,613	EGP	484,000	(1,161)
JP Morgan & Chase Co.	9/3/2015	USD	207,686	IDR	2,917,359,000	(188)
JP Morgan & Chase Co.	9/3/2015	USD	356,165	INR	23,679,246	(166)
JP Morgan & Chase Co.	9/3/2015	USD	5,779,525	JPY	700,391,722	(2,089)
JP Morgan & Chase Co.	9/3/2015	USD	1,312,743	KRW	1,553,631,000	705
JP Morgan & Chase Co.	9/3/2015	USD	334,634	MXN	5,615,493	1,393
JP Morgan & Chase Co.	9/3/2015	USD	338,179	MYR	1,419,000	(400)
JP Morgan & Chase Co.	9/3/2015	USD	58,962	NZD	93,116	41
JP Morgan & Chase Co.	9/3/2015	USD	120,023	PHP	5,613,000	49
JP Morgan & Chase Co.	9/3/2015	USD	8,787	QAR	32,000	2
JP Morgan & Chase Co.	9/3/2015	USD	102,931	RUB	6,778,000	2,527
JP Morgan & Chase Co.	9/3/2015	USD	362,836	SGD	511,707	(248)
JP Morgan & Chase Co.	9/3/2015	USD	205,022	THB	7,352,000	53
JP Morgan & Chase Co.	9/3/2015	USD	676,963	TWD	22,001,297	(732)
State Street Bank & Trust Co.	9/3/2015	USD	34,460	AUD	47,000	(1,017)
State Street Bank & Trust Co.	9/3/2015	USD	1,042,645	AUD	1,471,000	4,029
State Street Bank & Trust Co.	9/3/2015	USD	11,561	BRL	40,000	(543)
State Street Bank & Trust Co.	9/3/2015	USD	60,632	BRL	209,000	(3,065)
State Street Bank & Trust Co.	9/3/2015	USD	42,149	BRL	153,000	(6)
State Street Bank & Trust Co.	9/3/2015	USD	67,629	CAD	88,000	(740)
State Street Bank & Trust Co.	9/3/2015	USD	25,364	CAD	33,000	(281)
State Street Bank & Trust Co.	9/3/2015	USD	1,070,255	CAD	1,424,200	12,284
State Street Bank & Trust Co.	9/3/2015	USD	28,960	CLP	19,512,000	(807)
State Street Bank & Trust Co.	9/3/2015	USD	63,898	CLP	44,265,280	(29)
State Street Bank & Trust Co.	9/3/2015	USD	6,162	COP	17,622,000	(393)
State Street Bank & Trust Co.	9/3/2015	USD	11,837	COP	36,517,780	117
State Street Bank & Trust Co.	9/3/2015	USD	20,408	IDR	277,493,000	(672)
State Street Bank & Trust Co.	9/3/2015	USD	145,624	IDR	2,046,014,500	(101)
State Street Bank & Trust Co.	9/3/2015	USD	306,732	INR	20,382,311	(300)
State Street Bank & Trust Co.	9/3/2015	USD	117,979	JPY	14,613,000	2,562
State Street Bank & Trust Co.	9/3/2015	USD	4,308,940	JPY	522,243,500	(1,024)
State Street Bank & Trust Co.	9/3/2015	USD	87,840	KRW	102,153,000	(1,479)
State Street Bank & Trust Co.	9/3/2015	USD	653,105	KRW	772,689,011	130
State Street Bank & Trust Co.	9/3/2015	USD	8,720	MXN	140,000	(343)
State Street Bank & Trust Co.	9/3/2015	USD	2,366	MXN	38,000	(93)
State Street Bank & Trust Co.	9/3/2015	USD	269,927	MXN	4,530,500	1,174
State Street Bank & Trust Co.	9/3/2015	USD	13,004	MYR	50,000	(1,102)
State Street Bank & Trust Co.	9/3/2015	USD	156,351	MYR	655,423	(334)
State Street Bank & Trust Co.	9/3/2015	USD	58,042	NZD	91,700	64
State Street Bank & Trust Co.	9/3/2015	USD	101,820	PHP	4,756,500	(70)
State Street Bank & Trust Co.	9/3/2015	USD	3,296	QAR	12,000	—
State Street Bank & Trust Co.	9/3/2015	USD	12,053	RUB	748,000	(415)
State Street Bank & Trust Co.	9/3/2015	USD	16,286	RUB	1,006,000	(634)
State Street Bank & Trust Co.	9/3/2015	USD	125,927	RUB	8,413,172	4,973
State Street Bank & Trust Co.	9/3/2015	USD	5,843	SGD	8,000	(174)
State Street Bank & Trust Co.	9/3/2015	USD	13,872	SGD	19,000	(409)
State Street Bank & Trust Co.	9/3/2015	USD	136,112	SGD	192,000	(64)
State Street Bank & Trust Co.	9/3/2015	USD	46,336	THB	1,622,000	(1,092)
State Street Bank & Trust Co.	9/3/2015	USD	64,071	THB	2,296,931	—
State Street Bank & Trust Co.	9/3/2015	USD	107,022	TWD	3,376,000	(3,257)

State Street Bank & Trust Co.	9/3/2015	USD	5,344	TWD	169,000	(149)
State Street Bank & Trust Co.	9/3/2015	USD	800,630	TWD	25,995,650	(1,629)
The Bank of New York Mellon	9/3/2015	USD	2,410	AUD	3,400	9
The Bank of New York Mellon	9/3/2015	USD	691,863	BRL	2,519,937	2,240
The Bank of New York Mellon	9/3/2015	USD	6,095	CAD	8,000	(15)
The Bank of New York Mellon	9/3/2015	USD	22,623	CAD	30,100	256
The Bank of New York Mellon	9/3/2015	USD	1,194	JPY	149,000	35
The Bank of New York Mellon	9/3/2015	USD	6,386	JPY	799,000	205
The Bank of New York Mellon	9/3/2015	USD	345,773	JPY	41,902,000	(129)
The Bank of New York Mellon	9/3/2015	USD	4,093	MXN	67,000	(83)
The Bank of New York Mellon	9/3/2015	USD	128,121	QAR	466,500	(2)
The Bank of New York Mellon	9/3/2015	USD	1,914	SGD	2,700	(1)
The Bank of Nova Scotia	9/3/2015	USD	398,430	AUD	562,000	1,455
The Bank of Nova Scotia	9/3/2015	USD	2,898,075	CAD	3,855,888	32,798
The Bank of Nova Scotia	9/3/2015	USD	19,793	EGP	153,000	(367)
The Bank of Nova Scotia	9/3/2015	USD	499,022	JPY	60,474,000	(180)
The Bank of Nova Scotia	9/3/2015	USD	8,549	NZD	13,500	5
The Bank of Nova Scotia	9/3/2015	USD	102,815	SGD	145,000	(70)
Bank of Montreal	9/8/2015	USD	16,682	ZAR	221,500	(1)
JP Morgan & Chase Co.	9/8/2015	USD	122,365	ZAR	1,624,732	(8)
State Street Bank & Trust Co.	9/8/2015	USD	33,964	ZAR	431,000	(1,506)
State Street Bank & Trust Co.	9/8/2015	USD	112,754	ZAR	1,497,625	31
The Bank of New York Mellon	9/8/2015	USD	371,312	ZAR	4,930,000	(38)
Bank of Montreal	9/8/2015	ZAR	221,500	USD	17,148	467
JP Morgan & Chase Co.	9/8/2015	ZAR	1,624,732	USD	127,972	5,615
State Street Bank & Trust Co.	9/8/2015	ZAR	1,576,125	USD	124,146	5,449
State Street Bank & Trust Co.	9/8/2015	ZAR	131,000	USD	10,279	414
State Street Bank & Trust Co.	9/8/2015	ZAR	221,500	USD	17,138	457
The Bank of New York Mellon	9/8/2015	ZAR	4,930,000	USD	385,331	14,057
Bank of Montreal	10/2/2015	CHF	132,500	USD	137,145	(67)
State Street Bank & Trust Co.	10/2/2015	CHF	1,978,000	USD	2,047,354	(987)
The Bank of New York Mellon	10/2/2015	CHF	29,800	USD	30,844	(16)
The Bank of Nova Scotia	10/2/2015	CHF	2,523,596	USD	2,612,054	(1,287)
Bank of Montreal	10/2/2015	CZK	32,000	USD	1,327	(3)
JP Morgan & Chase Co.	10/2/2015	CZK	682,000	USD	28,278	(51)
State Street Bank & Trust Co.	10/2/2015	CZK	451,000	USD	18,698	(36)
Bank of Montreal	10/2/2015	DKK	184,000	USD	27,640	(43)
State Street Bank & Trust Co.	10/2/2015	DKK	1,891,000	USD	284,064	(443)
The Bank of New York Mellon	10/2/2015	DKK	16,800	USD	2,524	(4)
The Bank of Nova Scotia	10/2/2015	DKK	4,003,400	USD	601,396	(929)
Bank of Montreal	10/2/2015	EUR	367,500	USD	411,956	(626)
State Street Bank & Trust Co.	10/2/2015	EUR	5,639,200	USD	6,321,425	(9,562)
The Bank of New York Mellon	10/2/2015	EUR	175,000	USD	196,168	(300)
The Bank of Nova Scotia	10/2/2015	EUR	7,541,626	USD	8,453,899	(12,894)
Bank of Montreal	10/2/2015	GBP	175,500	USD	269,870	610
JP Morgan & Chase Co.	10/2/2015	GBP	3,670,736	USD	5,644,388	12,588
State Street Bank & Trust Co.	10/2/2015	GBP	2,558,285	USD	3,933,952	8,921
State Street Bank & Trust Co.	10/2/2015	GBP	10,000	USD	15,354	12
The Bank of New York Mellon	10/2/2015	GBP	35,500	USD	54,589	123
Bank of Montreal	10/2/2015	HUF	583,500	USD	2,085	(4)
JP Morgan & Chase Co.	10/2/2015	HUF	10,222,000	USD	36,527	(63)
State Street Bank & Trust Co.	10/2/2015	HUF	8,035,500	USD	28,705	(59)
The Bank of Nova Scotia	10/2/2015	HUF	1,851,000	USD	6,613	(12)
Bank of Montreal	10/2/2015	ILS	45,500	USD	11,572	(30)
JP Morgan & Chase Co.	10/2/2015	ILS	738,698	USD	187,868	(492)

State Street Bank & Trust Co.	10/2/2015	ILS	772,500	USD	196,470	(509)
The Bank of New York Mellon	10/2/2015	ILS	5,300	USD	1,348	(4)
The Bank of Nova Scotia	10/2/2015	ILS	5,000	USD	1,269	(6)
Bank of Montreal	10/2/2015	NOK	65,500	USD	7,806	(107)
JP Morgan & Chase Co.	10/2/2015	NOK	1,468,000	USD	174,957	(2,390)
State Street Bank & Trust Co.	10/2/2015	NOK	931,500	USD	111,015	(1,518)
Bank of Montreal	10/2/2015	PLN	40,000	USD	10,593	10
JP Morgan & Chase Co.	10/2/2015	PLN	864,392	USD	228,905	212
State Street Bank & Trust Co.	10/2/2015	PLN	353,300	USD	93,564	91
Bank of Montreal	10/2/2015	SEK	317,500	USD	37,442	(88)
JP Morgan & Chase Co.	10/2/2015	SEK	6,362,000	USD	750,273	(1,748)
State Street Bank & Trust Co.	10/2/2015	SEK	4,880,100	USD	575,490	(1,363)
Bank of Montreal	10/2/2015	TRY	23,000	USD	7,829	2
JP Morgan & Chase Co.	10/2/2015	TRY	460,846	USD	156,828	6
State Street Bank & Trust Co.	10/2/2015	TRY	334,000	USD	113,691	34
The Bank of Nova Scotia	10/2/2015	TRY	23,700	USD	8,134	69
Bank of Montreal	10/2/2015	USD	2,383	PLN	9,000	(2)
JP Morgan & Chase Co.	10/2/2015	USD	2,070	CHF	2,000	1
JP Morgan & Chase Co.	10/2/2015	USD	10,215	DKK	68,000	16
JP Morgan & Chase Co.	10/2/2015	USD	206,250	EUR	184,000	322
State Street Bank & Trust Co.	10/2/2015	USD	303,365	CHF	293,000	55
State Street Bank & Trust Co.	10/2/2015	USD	30,023	CHF	29,000	8
State Street Bank & Trust Co.	10/2/2015	USD	61,152	DKK	407,000	83
State Street Bank & Trust Co.	10/2/2015	USD	1,317,293	EUR	1,175,000	1,850
State Street Bank & Trust Co.	10/2/2015	USD	20,186	EUR	18,000	22
State Street Bank & Trust Co.	10/2/2015	USD	549,049	GBP	357,000	(1,324)
State Street Bank & Trust Co.	10/2/2015	USD	19,600	ILS	77,000	34
State Street Bank & Trust Co.	10/2/2015	USD	25,513	NOK	214,000	340
State Street Bank & Trust Co.	10/2/2015	USD	10,067	PLN	38,000	(13)
State Street Bank & Trust Co.	10/2/2015	USD	87,411	SEK	741,000	179
State Street Bank & Trust Co.	10/2/2015	USD	4,732	SEK	40,000	(4)
State Street Bank & Trust Co.	10/2/2015	USD	11,238	TRY	33,000	(8)
JP Morgan & Chase Co.	10/5/2015	AED	50,000	USD	13,610	(1)
The Bank of New York Mellon	10/5/2015	AED	408,800	USD	111,271	(8)
JP Morgan & Chase Co.	10/5/2015	BRL	651,530	USD	177,297	(160)
State Street Bank & Trust Co.	10/5/2015	BRL	153,000	USD	41,701	28
The Bank of New York Mellon	10/5/2015	BRL	2,519,937	USD	684,403	(1,949)
Bank of Montreal	10/5/2015	CAD	154,000	USD	115,735	(1,310)
JP Morgan & Chase Co.	10/5/2015	CAD	95,000	USD	71,395	(809)
State Street Bank & Trust Co.	10/5/2015	CAD	1,424,200	USD	1,070,160	(12,285)
The Bank of New York Mellon	10/5/2015	CAD	30,100	USD	22,621	(256)
The Bank of Nova Scotia	10/5/2015	CAD	3,855,888	USD	2,897,911	(32,707)
Bank of Montreal	10/5/2015	CLP	4,126,000	USD	5,956	20
JP Morgan & Chase Co.	10/5/2015	CLP	95,944,000	USD	138,254	221
State Street Bank & Trust Co.	10/5/2015	CLP	44,265,280	USD	63,691	8
Bank of Montreal	10/5/2015	COP	4,457,000	USD	1,441	(17)
JP Morgan & Chase Co.	10/5/2015	COP	124,064,000	USD	40,240	(345)
State Street Bank & Trust Co.	10/5/2015	COP	36,517,780	USD	11,826	(120)
JP Morgan & Chase Co.	10/5/2015	EGP	484,000	USD	56,279	(1,668)
The Bank of Nova Scotia	10/5/2015	EGP	153,000	USD	18,545	228
Bank of Montreal	10/5/2015	HKD	1,020,000	USD	131,609	1
JP Morgan & Chase Co.	10/5/2015	HKD	22,141,796	USD	2,856,766	(124)
State Street Bank & Trust Co.	10/5/2015	HKD	12,363,000	USD	1,595,100	(61)
The Bank of New York Mellon	10/5/2015	HKD	2,335,400	USD	301,308	(21)
Bank of Montreal	10/5/2015	IDR	137,191,500	USD	9,644	(40)

JP Morgan & Chase Co.	10/5/2015	IDR	2,917,359,000	USD	203,997	(1,948)
State Street Bank & Trust Co.	10/5/2015	IDR	2,046,014,500	USD	143,580	(854)
Bank of Montreal	10/5/2015	JPY	36,114,500	USD	298,169	108
JP Morgan & Chase Co.	10/5/2015	JPY	700,391,722	USD	5,782,292	1,801
State Street Bank & Trust Co.	10/5/2015	JPY	522,243,500	USD	4,311,127	934
The Bank of New York Mellon	10/5/2015	JPY	41,902,000	USD	345,949	122
The Bank of Nova Scotia	10/5/2015	JPY	60,474,000	USD	499,286	180
Bank of Montreal	10/5/2015	KRW	68,934,500	USD	58,277	58
JP Morgan & Chase Co.	10/5/2015	KRW	1,553,631,000	USD	1,311,247	(877)
State Street Bank & Trust Co.	10/5/2015	KRW	772,689,011	USD	652,333	(243)
Bank of Montreal	10/5/2015	MXN	279,500	USD	16,615	(70)
JP Morgan & Chase Co.	10/5/2015	MXN	5,615,493	USD	333,818	(1,404)
State Street Bank & Trust Co.	10/5/2015	MXN	4,530,500	USD	269,223	(1,230)
Bank of Montreal	10/5/2015	MYR	59,000	USD	14,014	4
JP Morgan & Chase Co.	10/5/2015	MYR	1,419,000	USD	338,914	1,960
State Street Bank & Trust Co.	10/5/2015	MYR	655,423	USD	156,612	976
Bank of Montreal	10/5/2015	NZD	6,000	USD	3,790	(2)
JP Morgan & Chase Co.	10/5/2015	NZD	93,116	USD	58,816	(39)
State Street Bank & Trust Co.	10/5/2015	NZD	91,700	USD	57,899	(60)
The Bank of Nova Scotia	10/5/2015	NZD	13,500	USD	8,528	(5)
Bank of Montreal	10/5/2015	PHP	303,500	USD	6,493	12
JP Morgan & Chase Co.	10/5/2015	PHP	5,613,000	USD	119,527	(349)
State Street Bank & Trust Co.	10/5/2015	PHP	4,756,500	USD	101,429	(155)
The Bank of New York Mellon	10/5/2015	QAR	466,500	USD	128,095	(3)
JP Morgan & Chase Co.	10/5/2015	RUB	6,778,000	USD	101,841	(2,504)
State Street Bank & Trust Co.	10/5/2015	RUB	920,584	USD	13,600	(572)
State Street Bank & Trust Co.	10/5/2015	RUB	405,000	USD	5,997	(239)
State Street Bank & Trust Co.	10/5/2015	RUB	8,413,172	USD	124,584	(4,934)
Bank of Montreal	10/5/2015	SGD	24,000	USD	16,985	6
JP Morgan & Chase Co.	10/5/2015	SGD	511,707	USD	362,219	201
State Street Bank & Trust Co.	10/5/2015	SGD	192,000	USD	135,811	(24)
The Bank of New York Mellon	10/5/2015	SGD	2,700	USD	1,911	1
The Bank of Nova Scotia	10/5/2015	SGD	145,000	USD	102,619	35
Bank of Montreal	10/5/2015	THB	293,000	USD	8,126	(34)
JP Morgan & Chase Co.	10/5/2015	THB	7,352,000	USD	203,679	(1,087)
State Street Bank & Trust Co.	10/5/2015	THB	2,296,931	USD	63,680	(294)
Bank of Montreal	10/5/2015	TWD	1,310,500	USD	40,278	(13)
JP Morgan & Chase Co.	10/5/2015	TWD	22,001,297	USD	676,443	17
State Street Bank & Trust Co.	10/5/2015	TWD	25,995,650	USD	799,891	660
Bank of Montreal	10/5/2015	USD	3,983	MXN	67,000	17
JP Morgan & Chase Co.	10/5/2015	USD	8,782	QAR	32,000	5
State Street Bank & Trust Co.	10/5/2015	USD	10,619	AED	39,000	(2)
State Street Bank & Trust Co.	10/5/2015	USD	31,616	BRL	116,000	(21)
State Street Bank & Trust Co.	10/5/2015	USD	16,563	BRL	61,000	52
State Street Bank & Trust Co.	10/5/2015	USD	153,340	CAD	204,000	1,708
State Street Bank & Trust Co.	10/5/2015	USD	24,208	CAD	32,000	113
State Street Bank & Trust Co.	10/5/2015	USD	4,354	COP	13,445,000	44
State Street Bank & Trust Co.	10/5/2015	USD	531,111	HKD	4,116,000	(36)
State Street Bank & Trust Co.	10/5/2015	USD	15,558	IDR	221,701,000	93
State Street Bank & Trust Co.	10/5/2015	USD	788,636	JPY	95,500,000	(453)
State Street Bank & Trust Co.	10/5/2015	USD	15,369	JPY	1,862,000	(2)
State Street Bank & Trust Co.	10/5/2015	USD	80,654	KRW	95,535,000	30
State Street Bank & Trust Co.	10/5/2015	USD	13,996	KRW	16,571,000	(1)
State Street Bank & Trust Co.	10/5/2015	USD	29,373	MXN	494,000	116
State Street Bank & Trust Co.	10/5/2015	USD	21,983	MYR	92,000	(137)

State Street Bank & Trust Co.	10/5/2015	USD	12,624	PHP	592,000	19
State Street Bank & Trust Co.	10/5/2015	USD	6,866	QAR	25,000	(2)
State Street Bank & Trust Co.	10/5/2015	USD	7,426	RUB	489,000	102
State Street Bank & Trust Co.	10/5/2015	USD	53,832	SGD	76,000	(64)
State Street Bank & Trust Co.	10/5/2015	USD	12,607	THB	454,000	38
State Street Bank & Trust Co.	10/5/2015	USD	70,279	TWD	2,284,000	(58)
State Street Bank & Trust Co.	10/5/2015	USD	11,642	TWD	378,000	(20)
State Street Bank & Trust Co.	10/5/2015	USD	19,573	ZAR	261,000	(10)
The Bank of New York Mellon	10/5/2015	USD	5,172	AED	19,000	—
The Bank of New York Mellon	10/5/2015	USD	3,295	QAR	12,000	—
Bank of Montreal	10/5/2015	ZAR	221,500	USD	16,603	1
JP Morgan & Chase Co.	10/5/2015	ZAR	1,624,732	USD	121,778	—
State Street Bank & Trust Co.	10/5/2015	ZAR	738,452	USD	55,000	(349)
State Street Bank & Trust Co.	10/5/2015	ZAR	1,497,625	USD	112,207	(44)
The Bank of New York Mellon	10/5/2015	ZAR	4,930,000	USD	369,517	1
Bank of Montreal	10/6/2015	AUD	127,000	USD	89,877	(336)
JP Morgan & Chase Co.	10/6/2015	AUD	2,592,807	USD	1,835,059	(6,701)
State Street Bank & Trust Co.	10/6/2015	AUD	1,471,000	USD	1,040,863	(4,039)
The Bank of New York Mellon	10/6/2015	AUD	3,400	USD	2,406	(9)
The Bank of Nova Scotia	10/6/2015	AUD	562,000	USD	397,733	(1,475)
Bank of Montreal	10/6/2015	INR	1,292,500	USD	19,431	124
JP Morgan & Chase Co.	10/6/2015	INR	23,679,246	USD	353,707	(7)
State Street Bank & Trust Co.	10/6/2015	INR	3,881,360	USD	58,000	21
State Street Bank & Trust Co.	10/6/2015	INR	20,382,311	USD	304,623	158
State Street Bank & Trust Co.	10/6/2015	USD	234,315	AUD	331,000	806
State Street Bank & Trust Co.	10/6/2015	USD	26,961	AUD	38,000	32
State Street Bank & Trust Co.	10/6/2015	USD	35,899	INR	2,402,000	(19)
State Street Bank & Trust Co.	10/6/2015	USD	5,772	INR	386,000	(6)

Total net unrealized appreciation						$170,542

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AED - Arab Emirates Dirham

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Kronua

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Phillippine Peso

PLN - Polish Zloty

QAR - Qatari Rial

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 21.5%
AGL Energy Ltd.	2,398	$28,823
Alumina Ltd.	7,512	7,003
Amcor Ltd.	3,192	31,166
AMP Ltd.	7,089	30,017
APA Group (a)	3,205	20,003
Aristocrat Leisure Ltd.	800	4,805
Asciano Ltd.	2,529	15,280
ASX Ltd.	473	13,276
Aurizon Holdings Ltd.	5,760	20,331
AusNet Services	9,102	8,453
Australia & New Zealand Banking Group Ltd.	6,960	138,339
Bank of Queensland Ltd.	722	6,510
Bendigo and Adelaide Bank Ltd.	1,006	7,854
BHP Billiton Ltd.	8,151	146,060
Boral Ltd.	1,699	6,819
Brambles Ltd.	4,360	30,531
Caltex Australia Ltd.	504	11,434
CIMIC Group Ltd. (b)	329	5,481
Coca-Cola Amatil Ltd.	1,954	11,681
Cochlear Ltd.	183	11,126
Commonwealth Bank of Australia	4,331	231,407
Computershare Ltd.	1,171	8,250
Crown Resorts Ltd.	719	5,854
CSL Ltd.	1,284	83,947
Dexus Property Group REIT	2,174	11,402
Federation Centres REIT	9,010	18,146
Flight Centre Travel Group Ltd. (b)	14	369
Fortescue Metals Group Ltd. (b)	4,088	5,557
Goodman Group REIT	3,665	15,910
GPT Group REIT	4,597	14,689
Harvey Norman Holdings Ltd.	1,997	6,168
Healthscope Ltd.	4,549	8,611
Iluka Resources Ltd.	1,056	5,584
Incitec Pivot Ltd.	3,740	9,342
Insurance Australia Group Ltd.	5,080	18,329
Lend Lease Group (a)	1,290	12,797
Macquarie Group Ltd.	749	40,472
Medibank Pvt Ltd.*	8,345	13,837
Mirvac Group REIT	7,005	8,724
National Australia Bank Ltd.	6,555	145,403
Newcrest Mining Ltd.*	2,199	17,527
Orica Ltd. (b)	949	10,711
Origin Energy Ltd.	2,554	15,013
Platinum Asset Management Ltd.	129	621
Qantas Airways Ltd.*	2,801	6,698
QBE Insurance Group Ltd.	3,772	35,433
Ramsay Health Care Ltd.	542	24,092

REA Group Ltd. (b)	75	2,205
Rio Tinto Ltd.	978	35,001
Santos Ltd.	1,650	6,024
Scentre Group REIT	13,970	37,878
Seek Ltd.	881	7,737
Sonic Healthcare Ltd.	1,494	22,029
South32 Ltd.*	12,231	13,230
Stockland REIT	5,414	15,065
Suncorp Group Ltd.	3,093	28,240
Sydney Airport (a)	2,976	12,178
Tabcorp Holdings Ltd.	1,258	4,145
Tatts Group Ltd.	3,189	8,351
Telstra Corp. Ltd. (b)	11,045	45,353
TPG Telecom Ltd. (b)	782	5,226
Transurban Group (a)	5,167	35,594
Treasury Wine Estates Ltd.	2,667	11,312
Wesfarmers Ltd.	2,688	77,779
Westfield Corp. REIT	5,539	38,433
Westpac Banking Corp.	7,834	173,384
Woodside Petroleum Ltd.	1,501	34,460
Woolworths Ltd.	2,979	55,968
WorleyParsons Ltd.	211	1,128

		2,000,605

China - 17.5%
AAC Technologies Holdings, Inc.	1,902	10,712
Agricultural Bank of China Ltd., Class H	69,195	27,946
Air China Ltd., Class H	2,000	1,445
Aluminum Corp. of China Ltd., Class H*	13,369	4,468
Anhui Conch Cement Co. Ltd., Class H	3,680	11,135
Anta Sports Products Ltd.	5,991	15,089
AviChina Industry & Technology Co. Ltd., Class H	8,786	6,110
Bank of China Ltd., Class H	156,616	71,538
Bank of Communications Co. Ltd., Class H	11,000	8,289
BBMG Corp., Class H	4,845	3,126
Beijing Capital International Airport Co. Ltd., Class H	9,382	10,096
Belle International Holdings Ltd.	21,848	19,987
Byd Co. Ltd., Class H*	1,367	5,583
CGN Power Co. Ltd., Class H, 144A	19,705	7,806
China Cinda Asset Management Co. Ltd., Class H	17,211	6,396
China CITIC Bank Corp. Ltd., Class H*	10,000	6,129
China Communications Construction Co. Ltd., Class H	11,984	14,257
China Communications Services Corp. Ltd., Class H	3,196	1,175
China Conch Venture Holdings Ltd.	2,300	5,069
China Construction Bank Corp., Class H	172,068	121,002
China COSCO Holdings Co. Ltd., Class H*(b)	5,370	3,027
China Everbright Bank Co. Ltd., Class H	20,106	9,184
China Galaxy Securities Co. Ltd., Class H	6,990	4,789
China Gas Holdings Ltd.	9,768	14,268
China Huishan Dairy Holdings Co. Ltd. (b)	42,950	15,739
China International Marine Containers Group Co. Ltd., Class H	1,997	3,556
China Life Insurance Co. Ltd., Class H	9,748	33,709
China Longyuan Power Group Corp., Class H	11,984	12,726
China Medical System Holdings Ltd.	1,362	1,480
China Mengniu Dairy Co. Ltd.	3,993	13,963

China Merchants Bank Co. Ltd., Class H	7,790	18,555
China Minsheng Banking Corp. Ltd., Class H	20,126	19,503
China National Building Material Co. Ltd., Class H	1,462	853
China Oilfield Services Ltd., Class H	7,422	7,987
China Pacific Insurance Group Co. Ltd., Class H	8,228	29,939
China Petroleum & Chemical Corp., Class H	67,907	45,213
China Railway Construction Corp. Ltd., Class H	5,791	7,592
China Railway Group Ltd., Class H	5,997	5,378
China Resources Cement Holdings Ltd.	3,947	1,940
China Resources Enterprise Ltd.	1,625	5,106
China Resources Power Holdings Co. Ltd.	7,194	17,618
China Shenhua Energy Co. Ltd., Class H	7,980	13,839
China Shipping Container Lines Co. Ltd., Class H*	591	210
China Southern Airlines Co. Ltd., Class H	3,200	2,085
China State Construction International Holdings Ltd.	7,989	10,556
China Telecom Corp. Ltd., Class H	23,974	12,559
China Vanke Co. Ltd., Class H	4,127	9,383
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,309	1,350
CITIC Securities Co. Ltd., Class H	2,237	4,486
CNOOC Ltd.	29,960	37,150
Country Garden Holdings Co. Ltd.	28,435	9,980
CRRC Corp. Ltd., Class H*	8,256	9,651
CSPC Pharmaceutical Group Ltd.	6,842	6,268
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	900	5,528
Datang International Power Generation Co. Ltd., Class H	5,217	2,107
Dongfeng Motor Group Co. Ltd., Class H	7,989	8,040
ENN Energy Holdings Ltd.	3,909	19,948
Evergrande Real Estate Group Ltd. (b)	22,592	14,867
Fosun International Ltd.	12,022	20,166
GF Securities Co. Ltd., Class H*	2,400	4,112
GOME Electrical Appliances Holding Ltd.	12,249	1,944
Great Wall Motor Co. Ltd., Class H	4,072	10,876
Guangdong Investment Ltd.	15,979	21,608
Guangzhou Automobile Group Co. Ltd., Class H	7,989	5,618
Guangzhou R&F Properties Co. Ltd., Class H*	7,877	7,196
Haitian International Holdings Ltd.	1,598	2,899
Haitong Securities Co. Ltd., Class H	3,993	5,760
Hengan International Group Co. Ltd.	3,094	30,361
Huadian Power International Corp. Ltd., Class H	6,397	5,208
Huaneng Power International, Inc., Class H	10,390	11,972
Huaneng Renewables Corp. Ltd., Class H	2,000	730
Huatai Securities Co. Ltd., Class H, 144A*	624	1,135
Industrial & Commercial Bank of China Ltd., Class H	176,130	104,086
Jiangsu Expressway Co. Ltd., Class H	6,565	7,759
Kingsoft Corp. Ltd.	1,747	3,683
Lenovo Group Ltd.	18,265	14,989
Longfor Properties Co. Ltd.	9,516	11,505
Luye Pharma Group Ltd.*	1,104	940
New China Life Insurance Co. Ltd., Class H	1,807	7,065
Nine Dragons Paper Holdings Ltd.	2,754	1,546
People’s Insurance Co. (Group) of China Ltd., Class H	25,926	12,277
PetroChina Co. Ltd., Class H	46,507	38,646
PICC Property & Casualty Co. Ltd., Class H	7,989	15,174
Ping An Insurance Group Co. of China Ltd., Class H	11,050	54,109
Semiconductor Manufacturing International Corp.*	37,712	3,309

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,377	5,858
Shanghai Electric Group Co. Ltd., Class H	12,567	6,940
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	504	1,473
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,595	5,411
Shenzhou International Group Holdings Ltd.	4,104	20,732
Shimao Property Holdings Ltd.	2,817	3,955
Sihuan Pharmaceutical Holdings Group Ltd.	5,410	2,559
Sino Biopharmaceutical Ltd.	14,733	17,489
Sino-Ocean Land Holdings Ltd.	4,313	2,254
Sinopec Engineering Group Co. Ltd., Class H	8,232	7,106
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	17,778	6,492
Sinopharm Group Co. Ltd., Class H	2,795	10,585
Sinotrans Ltd., Class H	4,671	2,146
Soho China Ltd.	48,160	20,569
Sun Art Retail Group Ltd.	11,185	9,323
Sunac China Holdings Ltd.	3,311	1,790
Tencent Holdings Ltd.	12,945	220,147
Tingyi Cayman Islands Holding Corp.	3,993	6,141
Tsingtao Brewery Co. Ltd., Class H	3,297	16,208
Want Want China Holdings Ltd.	27,964	22,551
Weichai Power Co. Ltd., Class H	3,994	4,298
Yanzhou Coal Mining Co. Ltd., Class H	631	298
Zhejiang Expressway Co. Ltd., Class H	8,276	8,885
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,050	13,583
Zijin Mining Group Co. Ltd., Class H	33,350	8,606
ZTE Corp., Class H	2,260	4,555

		1,632,117

Hong Kong - 14.5%
AIA Group Ltd.	30,692	169,696
Alibaba Health Information Technology Ltd.*	6,862	4,746
Alibaba Pictures Group Ltd.*	19,854	4,637
ASM Pacific Technology Ltd.	857	6,640
Bank of East Asia Ltd. (The)	1,622	5,577
Beijing Enterprises Holdings Ltd.	3,714	21,685
Beijing Enterprises Water Group Ltd.*	16,341	11,702
BOC Hong Kong (Holdings) Ltd.	7,981	26,981
Brilliance China Automotive Holdings Ltd.	7,989	9,649
Cathay Pacific Airways Ltd.	1,410	2,547
Cheung Kong Infrastructure Holdings Ltd.	674	5,557
Cheung Kong Property Holdings Ltd.*	6,947	48,673
China Everbright International Ltd.	11,031	14,433
China Everbright Ltd.	2,266	4,737
China Merchants Holdings International Co. Ltd.	7,328	24,490
China Mobile Ltd.	17,513	212,188
China Overseas Land & Investment Ltd.	9,984	29,243
China Power International Development Ltd.	4,000	2,663
China Resources Gas Group Ltd.	4,885	12,890
China Resources Land Ltd.	3,993	9,964
China Taiping Insurance Holdings Co. Ltd.*	2,975	8,407
China Unicom Ltd.	9,836	12,920
CITIC Ltd.	8,000	14,658
CK Hutchison Holdings Ltd.	7,587	101,127
CLP Holdings Ltd.	4,138	34,252
Far East Horizon Ltd.	5,991	4,770

First Pacific Co. Ltd.	3,993	2,602
Franshion Properties China Ltd.	26,731	6,691
Galaxy Entertainment Group Ltd.	5,972	19,149
GCL-Poly Energy Holdings Ltd.*	13,980	2,237
Geely Automobile Holdings Ltd.	15,976	6,184
Goldin Properties Holdings Ltd.*	4,200	4,010
Haier Electronics Group Co. Ltd.	2,853	5,117
Hanergy Thin Film Power Group Ltd.*	36,273	13,817
Hang Lung Properties Ltd.	5,991	13,528
Hang Seng Bank Ltd.	1,507	26,815
Henderson Land Development Co. Ltd.	3,348	20,628
HKT Trust and HKT Ltd. (a)	5,653	6,543
Hong Kong and China Gas Co. Ltd.	14,862	28,036
Hong Kong Exchanges & Clearing Ltd.	2,864	67,331
Hysan Development Co. Ltd.	1,733	6,977
Kerry Properties Ltd.	1,837	5,499
Kunlun Energy Co. Ltd.	15,979	11,299
Li & Fung Ltd.	14,143	9,325
Link REIT (The)	5,412	28,701
MGM China Holdings Ltd.	2,514	4,159
MTR Corp. Ltd.	3,180	14,177
New World China Land Ltd.	20,461	12,408
New World Development Co. Ltd.	13,986	14,220
Noble Group Ltd.	14,052	5,427
NWS Holdings Ltd.	2,421	3,052
PCCW Ltd.	6,045	3,190
Power Assets Holdings Ltd.	3,372	29,021
Shangri-La Asia Ltd.	3,805	3,736
Sino Land Co. Ltd.	7,989	11,875
SJM Holdings Ltd.	12,623	11,418
Sun Hung Kai Properties Ltd.	4,382	55,524
Swire Pacific Ltd., Class A	1,198	13,147
Swire Properties Ltd.	2,477	7,575
Techtronic Industries Co. Ltd.	3,285	11,889
WH Group Ltd., 144A*	13,255	6,961
Wharf Holdings Ltd. (The)	3,753	21,186
Wheelock & Co. Ltd.	2,798	12,690
Yue Yuen Industrial (Holdings) Ltd.	1,829	6,549
Yuexiu Property Co. Ltd.	75,685	11,914

		1,349,439

India - 5.5%
Dr. Reddy’s Laboratories Ltd., ADR	839	54,594
ICICI Bank Ltd., ADR	11,769	102,626
Infosys Ltd., ADR (b)	3,516	60,299
Larsen & Toubro Ltd., GDR	2,729	66,587
Reliance Industries Ltd., GDR, 144A	4,356	113,692
Tata Motors Ltd., ADR*	2,538	64,262
Wipro Ltd., ADR	4,352	50,962

		513,022

Indonesia - 2.6%
PT Adaro Energy Tbk	64,918	2,749
PT Astra Agro Lestari Tbk	2,996	3,652
PT Astra International Tbk	35,642	15,030

PT Bank Central Asia Tbk	35,324	32,433
PT Bank Danamon Indonesia Tbk	14,701	3,699
PT Bank Mandiri Persero Tbk	19,375	12,549
PT Bank Negara Indonesia Persero Tbk	19,392	6,832
PT Bank Rakyat Indonesia Persero Tbk	30,321	22,930
PT Bumi Serpong Damai Tbk	18,946	2,164
PT Global Mediacom Tbk	27,964	2,349
PT Gudang Garam Tbk	1,198	3,794
PT Indocement Tunggal Prakarsa Tbk	7,284	10,174
PT Indofood CBP Sukses Makmur Tbk	5,536	5,024
PT Indofood Sukses Makmur Tbk	6,831	2,577
PT Jasa Marga Persero Tbk	14,980	5,491
PT Kalbe Farma Tbk	31,342	3,736
PT Lippo Karawaci Tbk	103,430	7,877
PT Matahari Department Store Tbk	7,401	9,231
PT Media Nusantara Citra Tbk	4,490	606
PT Perusahaan Gas Negara Persero Tbk	44,508	8,806
PT Semen Indonesia Persero Tbk	13,982	9,205
PT Summarecon Agung Tbk	14,100	1,626
PT Surya Citra Media Tbk	400	78
PT Tambang Batubara Bukit Asam Persero Tbk	6,791	2,827
PT Telekomunikasi Indonesia Persero Tbk	135,110	27,599
PT Tower Bersama Infrastructure Tbk*	11,584	5,916
PT Unilever Indonesia Tbk	7,752	21,918
PT United Tractors Tbk	2,377	3,236
PT XL Axiata Tbk*	19,101	4,078

		238,186

Ireland - 0.1%
James Hardie Industries PLC CDI (c)	1,032	12,904

Macau - 0.3%
Sands China Ltd.	6,448	22,381
Wynn Macau Ltd.	3,993	6,162

		28,543

Malaysia - 3.4%
Alliance Financial Group Bhd	6,276	5,619
AMMB Holdings Bhd	6,300	7,050
Berjaya Sports Toto Bhd	6,747	4,739
British American Tobacco Malaysia Bhd	850	12,584
Bumi Armada Bhd	3,387	690
CIMB Group Holdings Bhd	1,850	2,202
Dialog Group Bhd	900	336
DiGi.Com Bhd	13,702	17,062
Felda Global Ventures Holdings Bhd	10,727	3,116
Gamuda Bhd	800	827
Genting Malaysia Bhd	18,353	17,304
Hong Leong Bank Bhd	6,151	19,156
Hong Leong Financial Group Bhd	3,325	11,052
IHH Healthcare Bhd	9,476	13,199
IOI Properties Group Bhd	6,100	2,658
Kuala Lumpur Kepong Bhd	1,600	7,931
Lafarge Malaysia Bhd	2,400	5,314

Malayan Banking Bhd	15,527	32,385
Malaysia Airports Holdings Bhd	4,925	5,066
Maxis Bhd	12,001	18,773
MISC Bhd	3,325	6,412
Petronas Dagangan Bhd	1,400	7,053
Petronas Gas Bhd	3,675	18,655
Public Bank Bhd	8,926	38,254
Sime Darby Bhd	16,628	29,495
Telekom Malaysia Bhd	7,151	11,050
Tenaga Nasional Bhd	900	2,396
UMW Holdings Bhd	5,576	11,285
Westports Holdings Bhd	2,900	2,900
YTL Power International Bhd	16,031	5,916

		320,479

New Zealand - 0.9%
Auckland International Airport Ltd.	6,192	19,426
Contact Energy Ltd.	5,671	18,654
Fletcher Building Ltd.	2,269	10,354
Meridian Energy Ltd.	2,430	3,404
Mighty River Power Ltd.	4,303	7,555
Ryman Healthcare Ltd.	3,072	14,895
Spark New Zealand Ltd.	5,087	10,898

		85,186

Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	17,137	20,202
Aboitiz Power Corp.	5,950	5,506
Ayala Corp.	515	8,132
Ayala Land, Inc.	10,826	8,327
Bank of the Philippine Islands	5,738	10,386
BDO Unibank, Inc.	2,690	5,669
DMCI Holdings Inc.	10,900	2,654
Energy Development Corp.	23,300	2,991
Globe Telecom, Inc.	300	16,534
GT Capital Holdings, Inc.	200	5,434
International Container Terminal Services, Inc.	4,653	9,253
Jollibee Foods Corp.	3,038	12,447
Metropolitan Bank & Trust Company	630	1,129
Philippine Long Distance Telephone Co.	200	10,775
SM Investments Corp.	105	1,972
SM Prime Holdings, Inc.	48,457	20,216
Universal Robina Corp.	4,250	17,640

		159,267

Singapore - 4.3%
Ascendas Real Estate Investment Trust REIT	6,050	9,561
CapitaLand Commercial Trust REIT	5,950	5,608
CapitaLand Ltd.	10,051	20,087
CapitaLand Mall Trust REIT	8,001	10,887
City Developments Ltd.	2,050	12,770
ComfortDelGro Corp. Ltd.	3,400	6,771
DBS Group Holdings Ltd.	4,000	50,346
Genting Singapore PLC	17,603	9,606
Global Logistic Properties Ltd.	10,401	16,364

Golden Agri-Resources Ltd.	38,503	8,595
Hutchison Port Holdings Trust, Class U	14,052	7,377
Jardine Cycle & Carriage Ltd.	100	2,027
Keppel Corp. Ltd.	4,000	19,390
Oversea-Chinese Banking Corp. Ltd.	6,050	38,288
Sembcorp Industries Ltd.	2,150	5,211
Sembcorp Marine Ltd.	2,150	3,642
Singapore Airlines Ltd.	300	2,109
Singapore Exchange Ltd.	1,850	9,518
Singapore Press Holdings Ltd. (b)	1,850	5,166
Singapore Technologies Engineering Ltd.	6,050	13,163
Singapore Telecommunications Ltd.	19,203	50,898
StarHub Ltd.	1,600	4,150
Suntec Real Estate Investment Trust REIT	1,600	1,735
United Overseas Bank Ltd.	3,900	53,564
UOL Group Ltd.	1,850	8,207
Wilmar International Ltd.	8,650	17,471
Yangzijiang Shipbuilding Holdings Ltd.	6,402	4,991

		397,502

South Korea - 13.9%
Amorepacific Corp.	90	28,801
AMOREPACIFIC Group	124	18,032
BNK Financial Group, Inc.	688	8,086
Celltrion, Inc.*	229	13,747
Cheil Industries, Inc.*	166	24,982
Cheil Worldwide, Inc.*	358	5,267
CJ CheilJedang Corp.	12	3,987
CJ Corp.	40	9,723
CJ Korea Express Co. Ltd.*	5	752
Coway Co. Ltd.	141	10,062
Daelim Industrial Co. Ltd.	1	57
Daewoo Securities Co. Ltd.	799	8,377
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	32	182
Daum Kakao Corp.	64	7,300
DGB Financial Group, Inc.	671	5,900
Dongbu Insurance Co. Ltd.	215	9,671
Dongsuh Cos., Inc.	100	3,788
E-Mart Co. Ltd.	80	15,455
GS Engineering & Construction Corp.*	183	3,767
Hana Financial Group, Inc.	1,044	24,009
Hankook Tire Co. Ltd.	138	4,311
Hanmi Pharm. Co. Ltd.*	19	6,988
Hanmi Science Co. Ltd.*	100	13,528
Hanon Systems	72	2,213
Hanssem Co. Ltd.	23	6,194
Hanwha Chemical Corp.	512	7,857
Hanwha Corp.	282	10,050
Hanwha Life Insurance Co. Ltd.	520	3,495
Hotel Shilla Co. Ltd.	70	7,132
Hyosung Corp.	68	7,359
Hyundai Department Store Co. Ltd.	25	3,181
Hyundai Development Co.-Engineering & Construction	85	4,305
Hyundai Engineering & Construction Co. Ltd.	39	1,095
Hyundai Glovis Co. Ltd.	47	6,835

Hyundai Marine & Fire Insurance Co. Ltd.	298	7,055
Hyundai Merchant Marine Co. Ltd.*	128	920
Hyundai Mobis Co. Ltd.	145	25,316
Hyundai Motor Co.	282	35,526
Hyundai Steel Co.	461	20,619
Hyundai Wia Corp.	34	3,004
Industrial Bank of Korea	1,457	16,261
Kangwon Land, Inc.	248	8,922
KB Financial Group, Inc.	1,479	44,767
KCC Corp.	4	1,327
KEPCO Plant Service & Engineering Co. Ltd.	66	7,031
Kia Motors Corp.	632	26,023
Korea Aerospace Industries Ltd.	191	14,905
Korea Electric Power Corp.	793	32,183
Korea Investment Holdings Co. Ltd.	88	5,193
Korea Zinc Co. Ltd.	39	16,916
KT Corp.*	160	3,903
KT&G Corp.	301	28,121
Kumho Petrochemical Co. Ltd.	56	2,595
LG Chem Ltd.	168	33,238
LG Corp.	114	5,610
LG Display Co. Ltd.	280	5,457
LG Electronics, Inc.	64	2,408
LG Household & Health Care Ltd.	26	17,630
LG Uplus Corp.	1,481	13,774
Lotte Chemical Corp.	74	15,454
LS Industrial Systems Co. Ltd.	18	657
Mirae Asset Securities Co. Ltd.	114	3,764
NAVER Corp.	69	28,907
NCSoft Corp.	62	11,454
NH Investment & Securities Co. Ltd.	538	4,417
OCI Co. Ltd.	33	2,279
Orion Corp.	14	11,044
Paradise Co. Ltd.	193	3,720
POSCO	385	61,847
S-1 Corp.	65	5,160
Samsung C&T Corp.	170	6,914
Samsung Card Co. Ltd.	131	4,015
Samsung Electro-Mechanics Co. Ltd.	50	2,566
Samsung Electronics Co. Ltd.	271	249,519
Samsung Fire & Marine Insurance Co. Ltd.	98	22,330
Samsung Heavy Industries Co. Ltd.	31	295
Samsung Life Insurance Co. Ltd.	300	24,933
Samsung SDI Co. Ltd.	65	4,644
Samsung SDS Co. Ltd.	67	14,530
Samsung Securities Co. Ltd.	207	7,911
Shinhan Financial Group Co. Ltd.	1,566	52,365
Shinsegae Co. Ltd.	7	1,483
SK Holdings Co. Ltd.	56	12,784
SK Hynix, Inc.	1,260	38,138
SK Innovation Co. Ltd.*	55	4,645
SK Telecom Co. Ltd.	47	9,696
S-Oil Corp.	2	101
Woori Bank	2,586	19,940
Yuhan Corp.	15	3,152

		1,293,856

Taiwan - 11.0%
Acer, Inc.*	11,893	4,386
Advanced Semiconductor Engineering, Inc.	18,358	18,958
Advantech Co. Ltd.	933	5,936
Asia Cement Corp.*	2,422	2,602
Asustek Computer, Inc.	1,757	15,984
AU Optronics Corp.	34,695	11,197
Catcher Technology Co. Ltd.	2,048	20,898
Cathay Financial Holding Co. Ltd.	18,101	26,092
Cheng Shin Rubber Industry Co. Ltd.	2,881	4,622
Chicony Electronics Co. Ltd.	1,277	3,171
China Development Financial Holding Corp.	30,533	8,812
China Life Insurance Co. Ltd./Taiwan	4,044	3,089
China Steel Corp.	21,935	13,146
Chunghwa Telecom Co. Ltd.	8,560	25,994
Compal Electronics, Inc.	13,440	7,849
CTBC Financial Holding Co. Ltd.	34,783	20,954
Delta Electronics, Inc.	5,467	27,389
E.Sun Financial Holding Co. Ltd.	8,966	5,387
Eclat Textile Co. Ltd.	394	5,928
Epistar Corp.	3,205	2,591
EVA Airways Corp.*	428	258
Far Eastern New Century Corp.	4,622	4,191
Far EasTone Telecommunications Co. Ltd.	3,171	6,959
Feng Tay Enterprise Co. Ltd.	694	4,118
First Financial Holding Co. Ltd.	4,180	2,023
Formosa Chemicals & Fibre Corp.	9,355	20,012
Formosa Petrochemical Corp.	142	318
Formosa Plastics Corp.	11,004	24,250
Formosa Taffeta Co. Ltd.	1,000	870
Foxconn Technology Co. Ltd.	3,756	10,563
Fubon Financial Holding Co. Ltd.	16,519	28,381
Giant Manufacturing Co. Ltd.	412	2,982
Hermes Microvision, Inc.	112	4,750
Hiwin Technologies Corp.	23	118
Hon Hai Precision Industry Co. Ltd.*	41,914	119,162
Hotai Motor Co. Ltd.	482	5,304
HTC Corp.	7,255	10,268
Innolux Corp.	50,836	17,968
Inotera Memories, Inc.*	7,171	4,320
Inventec Corp.	7,616	3,488
Kinsus Interconnect Technology Corp.	685	1,221
Largan Precision Co. Ltd.	316	29,331
Lite-On Technology Corp.	4,308	3,946
MediaTek, Inc.	3,775	29,122
Mega Financial Holding Co. Ltd.	15,013	11,259
Merida Industry Co. Ltd.	124	675
Nan Ya Plastics Corp.	15,174	27,656
Novatek Microelectronics Corp.	1,252	4,194
Pegatron Corp.	5,397	13,967
Phison Electronics Corp.	268	1,866
Pou Chen Corp.	6,272	10,140
Powertech Technology, Inc.	1,832	3,153

President Chain Store Corp.	1,088	7,273
Quanta Computer, Inc.	7,166	13,171
Radiant Opto-Electronics Corp.	971	2,829
Realtek Semiconductor Corp.*	877	1,574
Ruentex Industries Ltd.	551	879
Siliconware Precision Industries Co. Ltd.	7,825	9,620
Simplo Technology Co. Ltd.	646	2,144
SinoPac Financial Holdings Co. Ltd.	2,372	817

Standard Foods Corp.	149	338
Synnex Technology International Corp.	2,576	2,739
Taiwan Cement Corp.	4,930	5,281
Taiwan Fertilizer Co. Ltd.	1,000	1,265
Taiwan Mobile Co. Ltd.	3,343	10,049
Taiwan Semiconductor Manufacturing Co. Ltd.	66,752	264,661
TPK Holding Co. Ltd.*	849	2,127
Transcend Information, Inc.	360	970
Uni-President Enterprises Corp.	10,370	18,486
United Microelectronics Corp.	44,413	14,674
Vanguard International Semiconductor Corp.	2,147	2,442
Wistron Corp.	9,083	4,495
WPG Holdings Ltd.	4,299	4,063
Yuanta Financial Holding Co. Ltd.	12,499	5,013
Yulon Motor Co. Ltd.	1,274	1,153
Zhen Ding Technology Holding Ltd.	878	2,491

		1,020,372

Thailand - 1.8%
Bangkok Bank PCL, NVDR	4,625	21,225
Indorama Ventures PCL, NVDR	13,326	8,105
IRPC PCL, NVDR	44,423	4,709
Kasikornbank PCL, NVDR	4,800	24,171
Krung Thai Bank PCL, NVDR	73,504	37,321
PTT Exploration & Production PCL, NVDR	6,300	13,973
PTT PCL, NVDR	3,025	22,617
Siam Commercial Bank PCL, NVDR	5,000	19,807
Thai Oil PCL, NVDR	9,051	13,004

		164,932

TOTAL COMMON STOCKS
(Cost $10,695,120)		9,216,410

PREFERRED STOCKS - 0.4%
South Korea - 0.4%
Amorepacific Corp.	4	617
Hyundai Motor Co.	6	492
Hyundai Motor Co. - 2nd Preferred	33	2,790
LG Chem Ltd.	33	4,827
Samsung Electronics Co. Ltd.	42	30,894

		39,620

TOTAL PREFERRED STOCKS
(Cost $50,753)		39,620

SECURITIES LENDING COLLATERAL - 1.9%
Daily Assets Fund Institutional, 0.16% (d)(e)
(Cost $176,466)	176,466	176,466

TOTAL INVESTMENTS - 101.3%
(Cost $10,922,339) (f)		$9,432,496
Other assets and liabilities, net - (1.3%)		(122,586)

NET ASSETS - 100.0%		$9,309,910

*	Non-income producing security.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $165,159, which is 1.8% of net assets.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $10,987,190. The net unrealized depreciation was $1,554,694 which consisted of aggregate gross unrealized appreciation of $283,765 and aggregate gross unrealized depreciation of $1,838,459.

ADR - American Depositary Receipt.

CDI - Chess Depositary Interest.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Financial	37.9%
Technology	10.4%
Consumer, Non-cyclical	10.2%
Communications	9.2%
Industrial	8.5%
Consumer, Cyclical	7.3%
Basic Materials	5.9%
Energy	4.7%
Utilities	4.3%
Diversified	1.6%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	9/1/2015	TWD	59	USD	2	$—
The Bank of New York Mellon	9/1/2015	USD	—	TWD	1	—
Bank of Montreal	9/2/2015	HKD	11,262,000	USD	1,452,659	(493)
Bank of Montreal	9/2/2015	HKD	1,779,000	USD	229,547	—
Bank of Montreal	9/2/2015	HKD	117,300	USD	15,135	—
JP Morgan & Chase Co.	9/2/2015	HKD	19,275,703	USD	2,486,353	(818)
The Bank of New York Mellon	9/2/2015	HKD	59,000	USD	7,610	(3)
Bank of Montreal	9/2/2015	USD	374,709	HKD	2,905,000	127
Bank of Montreal	9/2/2015	USD	1,078,316	HKD	8,357,000	—
JP Morgan & Chase Co.	9/2/2015	USD	2,487,171	HKD	19,275,703	—
State Street Bank & Trust Co.	9/2/2015	USD	229,484	HKD	1,779,000	63
The Bank of New York Mellon	9/2/2015	USD	5,934	HKD	46,000	2
The Bank of New York Mellon	9/2/2015	USD	15,999	HKD	124,000	1
The Bank of New York Mellon	9/2/2015	USD	813	HKD	6,300	—
JP Morgan & Chase Co.	9/3/2015	AUD	2,182,801	USD	1,600,364	47,216
State Street Bank & Trust Co.	9/3/2015	AUD	848,015	USD	621,753	18,357
State Street Bank & Trust Co.	9/3/2015	AUD	118,000	USD	86,498	2,537
State Street Bank & Trust Co.	9/3/2015	AUD	27,000	USD	19,737	525
The Bank of New York Mellon	9/3/2015	AUD	40,500	USD	29,835	1,018
JP Morgan & Chase Co.	9/3/2015	IDR	2,543,408,000	USD	186,796	5,896
State Street Bank & Trust Co.	9/3/2015	IDR	1,239,520,000	USD	91,128	2,967
State Street Bank & Trust Co.	9/3/2015	IDR	109,056,000	USD	8,000	243
JP Morgan & Chase Co.	9/3/2015	INR	27,675,572	USD	431,017	14,937
State Street Bank & Trust Co.	9/3/2015	INR	1,785,872	USD	27,800	951
State Street Bank & Trust Co.	9/3/2015	INR	668,000	USD	10,395	352
State Street Bank & Trust Co.	9/3/2015	INR	4,998,136	USD	77,865	2,722
JP Morgan & Chase Co.	9/3/2015	KRW	1,272,775,880	USD	1,094,108	18,097
State Street Bank & Trust Co.	9/3/2015	KRW	365,082,160	USD	314,068	5,426
State Street Bank & Trust Co.	9/3/2015	KRW	14,656,250	USD	12,500	110
JP Morgan & Chase Co.	9/3/2015	MYR	1,185,000	USD	308,433	26,355
State Street Bank & Trust Co.	9/3/2015	MYR	324,690	USD	84,632	7,343
JP Morgan & Chase Co.	9/3/2015	NZD	89,782	USD	59,492	2,602
State Street Bank & Trust Co.	9/3/2015	NZD	62,000	USD	41,084	1,798
JP Morgan & Chase Co.	9/3/2015	PHP	5,459,000	USD	119,576	2,798
State Street Bank & Trust Co.	9/3/2015	PHP	2,693,051	USD	58,999	1,390
JP Morgan & Chase Co.	9/3/2015	SGD	714,437	USD	521,582	15,343
State Street Bank & Trust Co.	9/3/2015	SGD	84,000	USD	59,549	28
The Bank of New York Mellon	9/3/2015	SGD	1,900	USD	1,375	28
The Bank of New York Mellon	9/3/2015	SGD	200	USD	142	—
JP Morgan & Chase Co.	9/3/2015	THB	4,918,000	USD	140,324	3,142
State Street Bank & Trust Co.	9/3/2015	THB	1,773,688	USD	50,622	1,147
Bank of Montreal	9/3/2015	TWD	386,160	USD	12,000	131
JP Morgan & Chase Co.	9/3/2015	TWD	22,260,983	USD	704,684	20,472
State Street Bank & Trust Co.	9/3/2015	TWD	8,788,260	USD	278,365	8,249
State Street Bank & Trust Co.	9/3/2015	TWD	3,806,400	USD	120,000	3,007
Bank of Montreal	9/3/2015	USD	11,869	TWD	386,160	—
JP Morgan & Chase Co.	9/3/2015	USD	1,547,497	AUD	2,182,801	5,651
JP Morgan & Chase Co.	9/3/2015	USD	181,064	IDR	2,543,408,000	(164)
JP Morgan & Chase Co.	9/3/2015	USD	416,274	INR	27,675,572	(194)
JP Morgan & Chase Co.	9/3/2015	USD	1,075,434	KRW	1,272,775,880	577
JP Morgan & Chase Co.	9/3/2015	USD	282,412	MYR	1,185,000	(334)
JP Morgan & Chase Co.	9/3/2015	USD	56,850	NZD	89,782	40
JP Morgan & Chase Co.	9/3/2015	USD	116,730	PHP	5,459,000	47
JP Morgan & Chase Co.	9/3/2015	USD	506,585	SGD	714,437	(346)
JP Morgan & Chase Co.	9/3/2015	USD	137,146	THB	4,918,000	35
JP Morgan & Chase Co.	9/3/2015	USD	684,953	TWD	22,260,983	(741)
State Street Bank & Trust Co.	9/3/2015	USD	105,579	AUD	144,000	(3,117)
State Street Bank & Trust Co.	9/3/2015	USD	3,666	AUD	5,000	(108)
State Street Bank & Trust Co.	9/3/2015	USD	12,000	AUD	16,342	(372)
State Street Bank & Trust Co.	9/3/2015	USD	586,655	AUD	827,673	2,267
State Street Bank & Trust Co.	9/3/2015	USD	28,501	IDR	387,532,000	(938)
State Street Bank & Trust Co.	9/3/2015	USD	68,402	IDR	961,044,000	(47)
State Street Bank & Trust Co.	9/3/2015	USD	112,145	INR	7,452,008	(110)
State Street Bank & Trust Co.	9/3/2015	USD	32,844	KRW	38,196,000	(553)
State Street Bank & Trust Co.	9/3/2015	USD	288,684	KRW	341,542,410	57
State Street Bank & Trust Co.	9/3/2015	USD	25,000	MYR	96,958	(1,920)
State Street Bank & Trust Co.	9/3/2015	USD	54,325	MYR	227,732	(116)
State Street Bank & Trust Co.	9/3/2015	USD	5,964	NZD	9,000	(261)
State Street Bank & Trust Co.	9/3/2015	USD	3,148	NZD	4,750	(138)
State Street Bank & Trust Co.	9/3/2015	USD	30,540	NZD	48,250	34
State Street Bank & Trust Co.	9/3/2015	USD	5,673	PHP	259,000	(132)
State Street Bank & Trust Co.	9/3/2015	USD	52,104	PHP	2,434,051	(36)
State Street Bank & Trust Co.	9/3/2015	USD	7,303	SGD	10,000	(218)
State Street Bank & Trust Co.	9/3/2015	USD	24,093	SGD	33,000	(710)
State Street Bank & Trust Co.	9/3/2015	USD	27,013	SGD	37,000	(795)
State Street Bank & Trust Co.	9/3/2015	USD	2,920	SGD	4,000	(86)

State Street Bank & Trust Co.	9/3/2015	USD	18,483	THB	647,000	(436)
State Street Bank & Trust Co.	9/3/2015	USD	31,428	THB	1,126,688	—
State Street Bank & Trust Co.	9/3/2015	USD	46,917	TWD	1,480,000	(1,428)
State Street Bank & Trust Co.	9/3/2015	USD	342,316	TWD	11,114,660	(697)
The Bank of New York Mellon	9/3/2015	USD	12,470	AUD	17,000	(374)
The Bank of New York Mellon	9/3/2015	USD	1,456	AUD	2,000	(33)
The Bank of New York Mellon	9/3/2015	USD	15,242	AUD	21,500	56
The Bank of New York Mellon	9/3/2015	USD	1,493	SGD	2,100	(5)
Bank of Montreal	10/5/2015	HKD	8,357,000	USD	1,078,288	9
JP Morgan & Chase Co.	10/5/2015	HKD	19,275,703	USD	2,486,979	(108)
JP Morgan & Chase Co.	10/5/2015	IDR	2,543,408,000	USD	177,848	(1,699)
State Street Bank & Trust Co.	10/5/2015	IDR	961,044,000	USD	67,442	(401)
JP Morgan & Chase Co.	10/5/2015	KRW	1,272,775,880	USD	1,074,208	(718)
State Street Bank & Trust Co.	10/5/2015	KRW	341,542,410	USD	288,343	(108)
JP Morgan & Chase Co.	10/5/2015	MYR	1,185,000	USD	283,026	1,637
State Street Bank & Trust Co.	10/5/2015	MYR	227,732	USD	54,416	339
JP Morgan & Chase Co.	10/5/2015	NZD	89,782	USD	56,710	(38)
State Street Bank & Trust Co.	10/5/2015	NZD	48,250	USD	30,465	(32)
JP Morgan & Chase Co.	10/5/2015	PHP	5,459,000	USD	116,248	(339)
State Street Bank & Trust Co.	10/5/2015	PHP	2,434,051	USD	51,904	(79)
JP Morgan & Chase Co.	10/5/2015	SGD	714,437	USD	505,725	280
JP Morgan & Chase Co.	10/5/2015	THB	4,918,000	USD	136,248	(727)
State Street Bank & Trust Co.	10/5/2015	THB	1,126,688	USD	31,236	(144)
Bank of Montreal	10/5/2015	TWD	386,160	USD	11,869	(4)
JP Morgan & Chase Co.	10/5/2015	TWD	22,260,983	USD	684,427	18
State Street Bank & Trust Co.	10/5/2015	TWD	11,114,660	USD	342,000	282
Bank of Montreal	10/5/2015	USD	15,135	HKD	117,300	—
Bank of Montreal	10/5/2015	USD	229,541	HKD	1,779,000	(2)
State Street Bank & Trust Co.	10/5/2015	USD	368,913	HKD	2,859,000	(25)
State Street Bank & Trust Co.	10/5/2015	USD	16,545	IDR	235,773,000	98
State Street Bank & Trust Co.	10/5/2015	USD	70,501	KRW	83,509,000	26
State Street Bank & Trust Co.	10/5/2015	USD	9,365	KRW	11,088,000	—
State Street Bank & Trust Co.	10/5/2015	USD	15,054	MYR	63,000	(94)
State Street Bank & Trust Co.	10/5/2015	USD	9,127	PHP	428,000	14
State Street Bank & Trust Co.	10/5/2015	USD	43,207	SGD	61,000	(51)
State Street Bank & Trust Co.	10/5/2015	USD	59,417	SGD	84,000	10
State Street Bank & Trust Co.	10/5/2015	USD	4,221	THB	152,000	13
State Street Bank & Trust Co.	10/5/2015	USD	66,094	TWD	2,148,000	(55)
State Street Bank & Trust Co.	10/5/2015	USD	7,761	TWD	252,000	(14)
The Bank of New York Mellon	10/5/2015	USD	142	SGD	200	—
JP Morgan & Chase Co.	10/6/2015	AUD	2,182,801	USD	1,544,877	(5,641)
State Street Bank & Trust Co.	10/6/2015	AUD	827,673	USD	585,653	(2,272)
The Bank of New York Mellon	10/6/2015	AUD	21,500	USD	15,215	(58)
JP Morgan & Chase Co.	10/6/2015	INR	27,675,572	USD	413,401	(8)
State Street Bank & Trust Co.	10/6/2015	INR	669,200	USD	10,000	4
State Street Bank & Trust Co.	10/6/2015	INR	7,452,008	USD	111,374	58
State Street Bank & Trust Co.	10/6/2015	USD	144,411	AUD	204,000	497
State Street Bank & Trust Co.	10/6/2015	USD	17,738	AUD	25,000	21
State Street Bank & Trust Co.	10/6/2015	USD	21,402	INR	1,432,000	(11)

Total net unrealized appreciation						$199,099

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AUD - Australian Dollar

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Phillippine Peso

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 64.3%
Basic Materials - 8.6%
Cia Siderurgica Nacional SA	7,258	$7,005
Fibria Celulose SA	3,040	42,935
Klabin SA	6,747	37,692
Ultrapar Participacoes SA	4,410	77,179
Vale SA	15,691	77,532

		242,343

Communications - 1.1%
B2W Cia Digital*	1,338	5,755
Tim Participacoes SA	10,332	25,070

		30,825

Consumer, Cyclical - 2.8%
Lojas Americanas SA	1,826	6,268
Lojas Renner SA	1,559	42,351
Raia Drogasil SA	2,619	28,670
Via Varejo SA	1,470	2,760

		80,049

Consumer, Non-cyclical - 28.5%
Ambev SA	57,494	302,638
BRF SA	7,979	152,951
CCR SA	10,764	44,164
Cielo SA	10,352	109,467
EcoRodovias Infraestrutura e Logistica SA	2,599	5,010
Estacio Participacoes SA	3,475	11,949
Hypermarcas SA*	4,240	19,255
JBS SA	8,976	35,021
Kroton Educacional SA	16,844	40,314
Localiza Rent a Car SA	1,723	10,647
M Dias Branco SA	396	6,912
Natura Cosmeticos SA	2,104	13,744
Qualicorp SA	2,676	12,595
Souza Cruz SA	4,660	34,102

		798,769

Energy - 4.1%
Cosan SA Industria e Comercio	1,422	7,117
Petroleo Brasileiro SA*	36,299	106,295

		113,412

Financial - 12.3%
Banco Bradesco SA	9,234	64,087
Banco do Brasil SA	10,482	51,533
Banco Santander Brasil SA	5,098	20,284
BB Seguridade Participacoes SA	8,536	67,551
BM&F Bovespa SA	21,024	62,493
BR Malls Participacoes SA	5,372	16,590
CETIP SA - Mercados Organizados	2,721	24,549
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,020	6,995
Odontoprev SA	3,088	8,327
Porto Seguro SA	1,380	12,664
Sul America SA	2,157	10,408

		345,481

Industrial - 3.5%
Duratex SA	3,483	5,273
Embraer SA	8,126	51,490
Multiplan Empreendimentos Imobiliarios SA	933	10,594
WEG SA	6,890	31,822

		99,179

Technology - 0.5%
Totvs SA	1,495	13,068

Utilities - 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo	4,168	18,078
CPFL Energia SA	2,310	10,000
EDP - Energias do Brasil SA	2,769	8,559
Equatorial Energia SA	2,178	21,230
Tractebel Energia SA	1,990	18,404
Transmissora Alianca de Energia Eletrica SA	1,106	5,642

		81,913

TOTAL COMMON STOCKS
(Cost $2,300,079)		1,805,039

PREFERRED STOCKS - 35.1%
Basic Materials - 5.0%
Braskem SA, Class A	1,806	7,007
Gerdau SA	10,481	15,172
Suzano Papel e Celulose SA, Class A	4,479	21,712
Usinas Siderurgicas de Minas Gerais SA, Class A	4,432	3,642
Vale SA	23,482	91,619

		139,152

Communications - 2.0%
Oi SA*	3,993	2,973
Telefonica Brasil SA	4,777	53,201

		56,174

Consumer, Cyclical - 1.0%
Lojas Americanas SA	5,942	26,706

Consumer, Non-cyclical - 1.2%
Cia Brasileira de Distribuicao	1,923	33,670

Diversified - 3.1%
Itausa - Investimentos Itau SA	43,155	86,628

Energy - 4.3%
Petroleo Brasileiro SA*	47,815	121,164

Financial - 16.8%
Banco Bradesco SA	30,780	195,629
Banco do Estado do Rio Grande do Sul SA, Class B	2,097	4,470
Itau Unibanco Holding SA	37,029	271,082

		471,181

Utilities - 1.7%
AES Tiete SA	1,174	4,859
Centrais Eletricas Brasileiras SA, Class B	2,624	5,434
Cia Energetica de Minas Gerais	9,197	19,070
Cia Energetica de Sao Paulo, Class B	2,205	9,807
Cia Paranaense de Energia, Class B	1,194	10,206

		49,376

TOTAL PREFERRED STOCKS
(Cost $1,605,914)		984,051

TOTAL INVESTMENTS - 99.4%
(Cost $3,905,993) (a)		$2,789,090
Other assets and liabilities, net - 0.6%		15,490

NET ASSETS - 100.0%		$2,804,580

*	Non-income producing security.
(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $4,755,268. The net unrealized depreciation was $1,966,178 which consisted of aggregate gross unrealized appreciation of $68,105 and aggregate gross unrealized depreciation of $2,034,283.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	9/3/2015	BRL	9,301,086	USD	2,700,350	$138,419
State Street Bank & Trust Co.	9/3/2015	BRL	6,934,010	USD	2,020,694	110,760
The Bank of New York Mellon	9/3/2015	BRL	4,428,693	USD	1,215,922	(3,936)
The Bank of New York Mellon	9/3/2015	BRL	1,309,348	USD	372,980	12,328
JP Morgan & Chase Co.	9/3/2015	USD	2,558,336	BRL	9,301,086	3,595
State Street Bank & Trust Co.	9/3/2015	USD	49,711	BRL	172,000	(2,335)
State Street Bank & Trust Co.	9/3/2015	USD	277,923	BRL	958,000	(14,047)
State Street Bank & Trust Co.	9/3/2015	USD	1,498,460	BRL	5,439,410	(205)
State Street Bank & Trust Co.	9/3/2015	USD	100,000	BRL	364,600	427
The Bank of New York Mellon	9/3/2015	USD	1,278,916	BRL	4,607,933	(9,687)
The Bank of New York Mellon	9/3/2015	USD	1,131	BRL	4,000	(29)
The Bank of New York Mellon	9/3/2015	USD	11,377	BRL	40,000	(359)
The Bank of New York Mellon	9/3/2015	USD	315,179	BRL	1,086,107	(16,017)
JP Morgan & Chase Co.	10/5/2015	BRL	9,301,086	USD	2,531,045	(2,280)
State Street Bank & Trust Co.	10/5/2015	BRL	5,439,410	USD	1,482,532	1,006
State Street Bank & Trust Co.	10/5/2015	USD	149,632	BRL	549,000	(102)
State Street Bank & Trust Co.	10/5/2015	USD	51,860	BRL	191,000	163
The Bank of New York Mellon	10/5/2015	USD	1,202,812	BRL	4,428,693	3,426

Total net unrealized appreciation						$221,127

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

BRL - Brazilian Real

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.3%
Brazil - 4.3%
Ambev SA	207,966	$1,094,694
B2W Cia Digital*	12,089	52,001
Banco Bradesco SA	34,378	238,593
Banco do Brasil SA	43,401	213,376
Banco Santander Brasil SA	36,592	145,595
BB Seguridade Participacoes SA	22,981	181,863
BM&F Bovespa SA	105,743	314,315
BR Malls Participacoes SA	42,131	130,111
BRF SA	43,229	828,666
CCR SA	52,839	216,796
CETIP SA - Mercados Organizados	5,363	48,386
Cia de Saneamento Basico do Estado de Sao Paulo	21,502	93,262
Cia Siderurgica Nacional SA	57,664	55,650
Cielo SA	45,383	479,902
Cosan SA Industria e Comercio	8,318	41,628
CPFL Energia SA	15,092	65,334
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,100	2,548
Duratex SA	12,955	19,611
EcoRodovias Infraestrutura e Logistica SA	7,585	14,620
EDP - Energias do Brasil SA	14,010	43,305
Embraer SA	40,256	255,079
Estacio Participacoes SA	6,714	23,086
Fibria Celulose SA	7,230	102,111
Hypermarcas SA*	12,359	56,127
JBS SA	70,257	274,120
Klabin SA	30,751	171,788
Kroton Educacional SA	71,253	170,536
Localiza Rent a Car SA	9,802	60,569
Lojas Americanas SA	3,122	10,718
Lojas Renner SA	8,664	235,362
M Dias Branco SA	370	6,458
Multiplan Empreendimentos Imobiliarios SA	4,633	52,607
Natura Cosmeticos SA	18,753	122,499
Odontoprev SA	20,508	55,304
Petroleo Brasileiro SA*	156,177	457,337
Porto Seguro SA	2,900	26,612
Qualicorp SA	14,104	66,385
Raia Drogasil SA	4,225	46,250
Souza Cruz SA	14,800	108,307
Sul America SA	5,400	26,057
Tim Participacoes SA	46,746	113,428
Totvs SA	11,653	101,857
Tractebel Energia SA	9,429	87,201

Transmissora Alianca de Energia Eletrica SA	300	1,530
Ultrapar Participacoes SA	23,952	419,184
Vale SA	56,779	280,556

		7,611,324

Chile - 1.7%
AES Gener SA	324,148	163,026
Banco de Chile	3,886,066	401,579
Banco de Credito e Inversiones	5,109	223,157
Banco Santander Chile	7,340,216	354,791
Cencosud SA	81,188	165,055
Cia Cervecerias Unidas SA	12,963	143,634
Colbun SA	492,776	133,857
Corpbanca SA	13,175,994	122,923
Empresa Nacional de Electricidad SA	250,026	309,986
Empresas CMPC SA	91,462	250,241
Empresas Copec SA	23,926	233,908
Enersis SA	1,076,161	298,632
ENTEL Chile SA	9,430	88,254
LATAM Airlines Group SA*	18,028	100,890
Vina Concha y Toro SA	1,646	2,762

		2,992,695

China - 19.6%
AAC Technologies Holdings, Inc.	46,169	260,034
Agricultural Bank of China Ltd., Class H	941,760	380,347
Air China Ltd., Class H	288,576	208,518
Aluminum Corp. of China Ltd., Class H*	226,422	75,668
Anhui Conch Cement Co. Ltd., Class H	117,158	354,495
Anta Sports Products Ltd.	152,823	384,914
AviChina Industry & Technology Co. Ltd., Class H	70,698	49,169
Bank of China Ltd., Class H	4,768,360	2,178,050
Bank of Communications Co. Ltd., Class H	517,951	390,299
BBMG Corp., Class H	217,509	140,328
Beijing Capital International Airport Co. Ltd., Class H	37,788	40,665
Belle International Holdings Ltd.	235,471	215,417
Byd Co. Ltd., Class H*	43,661	178,305
CGN Power Co. Ltd., Class H, 144A	259,187	102,671
China Cinda Asset Management Co. Ltd., Class H	252,055	93,666
China CITIC Bank Corp. Ltd., Class H*	470,925	288,630
China Communications Construction Co. Ltd., Class H	282,541	336,130
China Communications Services Corp. Ltd., Class H	375,903	138,234
China Conch Venture Holdings Ltd.	18,700	41,212
China Construction Bank Corp., Class H	3,823,467	2,688,743
China COSCO Holdings Co. Ltd., Class H*(a)	78,036	43,990
China Everbright Bank Co. Ltd., Class H	161,072	73,573
China Galaxy Securities Co. Ltd., Class H	89,040	61,006
China Gas Holdings Ltd.	240,077	350,665
China Huishan Dairy Holdings Co. Ltd.	216,000	79,153
China International Marine Containers Group Co. Ltd., Class H	28,222	50,253
China Life Insurance Co. Ltd., Class H	279,265	965,710
China Longyuan Power Group Corp., Class H	386,841	410,798

China Medical System Holdings Ltd.	37,489	40,730
China Mengniu Dairy Co. Ltd.	157,356	550,235
China Merchants Bank Co. Ltd., Class H	210,035	500,287
China Minsheng Banking Corp. Ltd., Class H	489,276	474,121
China National Building Material Co. Ltd., Class H	166,054	96,846
China Oilfield Services Ltd., Class H	97,244	104,647
China Pacific Insurance Group Co. Ltd., Class H	117,500	427,546
China Petroleum & Chemical Corp., Class H	1,486,226	989,532
China Railway Construction Corp. Ltd., Class H	45,128	59,161
China Railway Group Ltd., Class H	149,349	133,931
China Resources Cement Holdings Ltd.	175,703	86,377
China Resources Enterprise Ltd.	80,606	253,257
China Resources Power Holdings Co. Ltd.	139,829	342,443
China Shenhua Energy Co. Ltd., Class H	195,552	339,123
China Shipping Container Lines Co. Ltd., Class H*	233,198	82,759
China Southern Airlines Co. Ltd., Class H	104,073	67,815
China State Construction International Holdings Ltd.	139,829	184,754
China Telecom Corp. Ltd., Class H	883,511	462,843
China Vanke Co. Ltd., Class H	112,645	256,102
Chongqing Rural Commercial Bank Co. Ltd., Class H	54,000	31,564
CITIC Securities Co. Ltd., Class H	58,659	117,620
CNOOC Ltd.	898,277	1,113,856
Country Garden Holdings Co. Ltd.	778,862	273,354
CRRC Corp. Ltd., Class H*	175,704	205,402
CSPC Pharmaceutical Group Ltd.	171,763	157,356
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	24,344	149,518
Dongfeng Motor Group Co. Ltd., Class H	282,885	284,708
ENN Energy Holdings Ltd.	36,568	186,614
Evergrande Real Estate Group Ltd. (a)	179,955	118,421
Fosun International Ltd.	274,488	460,429
GF Securities Co. Ltd., Class H*	30,455	52,186
GOME Electrical Appliances Holding Ltd.	417,281	66,226
Great Wall Motor Co. Ltd., Class H	113,192	302,330
Guangdong Investment Ltd.	284,168	384,266
Guangzhou Automobile Group Co. Ltd., Class H	30,000	21,097
Guangzhou R&F Properties Co. Ltd., Class H*	162,333	148,298
Haitian International Holdings Ltd.	8,916	16,175
Haitong Securities Co. Ltd., Class H	86,130	124,249
Hengan International Group Co. Ltd.	31,523	309,330
Huadian Power International Corp. Ltd., Class H	46,000	37,452
Huaneng Power International, Inc., Class H	52,367	60,340
Huaneng Renewables Corp. Ltd., Class H	60,000	21,910
Huatai Securities Co. Ltd., Class H, 144A*	25,701	46,759
Industrial & Commercial Bank of China Ltd., Class H	3,331,597	1,968,854
Jiangsu Expressway Co. Ltd., Class H	38,000	44,913
Kingsoft Corp. Ltd.	41,401	87,289
Lenovo Group Ltd.	377,120	309,480
Longfor Properties Co. Ltd.	152,349	184,194
Luye Pharma Group Ltd.*	48,423	41,237
New China Life Insurance Co. Ltd., Class H	15,392	60,177
Nine Dragons Paper Holdings Ltd.	355,126	199,328
People’s Insurance Co. (Group) of China Ltd., Class H	83,814	39,690

PetroChina Co. Ltd., Class H	1,363,788	1,133,256
PICC Property & Casualty Co. Ltd., Class H	293,815	558,055
Ping An Insurance Group Co. of China Ltd., Class H	226,482	1,109,024
Semiconductor Manufacturing International Corp.*	827,479	72,604
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	102,659	71,795
Shanghai Electric Group Co. Ltd., Class H	132,122	72,965
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (a)	12,134	35,462
Shanghai Industrial Holdings Ltd.	122,322	298,306
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	29,429	61,364
Shenzhou International Group Holdings Ltd.	23,500	118,712
Shimao Property Holdings Ltd.	72,005	101,085
Sihuan Pharmaceutical Holdings Group Ltd.	77,906	36,854
Sino Biopharmaceutical Ltd.	411,561	488,560
Sinopec Engineering Group Co. Ltd., Class H	213,069	183,926
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	491,416	179,445
Sinopharm Group Co. Ltd., Class H	57,006	215,886
Sinotrans Ltd., Class H	47,785	21,950
Soho China Ltd.	565,060	241,334
Sun Art Retail Group Ltd.	19,200	16,004
Sunac China Holdings Ltd.	10,000	5,406
Tencent Holdings Ltd.	262,021	4,456,018
Tingyi Cayman Islands Holding Corp.	188,384	289,745
Tsingtao Brewery Co. Ltd., Class H	29,732	146,165
Want Want China Holdings Ltd. (a)	532,759	429,642
Weichai Power Co. Ltd., Class H	27,784	29,899
Yanzhou Coal Mining Co. Ltd., Class H	69,203	32,681
Zhejiang Expressway Co. Ltd., Class H	16,220	17,413
Zhuzhou CSR Times Electric Co. Ltd., Class H	22,743	150,690
Zijin Mining Group Co. Ltd., Class H	663,915	171,332
ZTE Corp., Class H	29,703	59,866

		34,463,218

Colombia - 0.2%
Almacenes Exito SA	14,981	82,296
Cementos Argos SA	16,140	51,570
Grupo de Inversiones Suramericana SA	15,655	180,915

		314,781

Czech Republic - 0.0%
CEZ AS	3,160	72,251

Egypt - 0.5%
Commercial International Bank Egypt SAE	104,041	665,964
Global Telecom Holding SAE*	37,560	10,073
Talaat Moustafa Group	173,276	163,480

		839,517

Hong Kong - 4.4%
Alibaba Health Information Technology Ltd.*	137,889	95,365
Alibaba Pictures Group Ltd.*	387,362	90,467
Beijing Enterprises Holdings Ltd.	37,702	220,130

Beijing Enterprises Water Group Ltd.*	409,351	293,146
Brilliance China Automotive Holdings Ltd.	65,189	78,731
China Everbright International Ltd.	214,514	280,666
China Everbright Ltd. (a)	17,165	35,880
China Merchants Holdings International Co. Ltd.	38,000	126,993
China Mobile Ltd.	318,174	3,855,012
China Overseas Land & Investment Ltd.	302,564	886,214
China Power International Development Ltd.	72,000	47,938
China Resources Gas Group Ltd.	59,755	157,675
China Resources Land Ltd.	64,086	159,925
China Taiping Insurance Holdings Co. Ltd.*	39,891	112,724
China Unicom (Hong Kong) Ltd.	202,000	265,335
Far East Horizon Ltd.	14,000	11,146
GCL-Poly Energy Holdings Ltd.*(a)	469,859	75,177
Geely Automobile Holdings Ltd.	160,000	61,935
Goldin Properties Holdings Ltd.*(a)	88,713	84,706
Haier Electronics Group Co. Ltd.	9,509	17,055
Hanergy Thin Film Power Group Ltd.*(a)	792,724	301,959
Kunlun Energy Co. Ltd.	252,610	178,618
New World China Land Ltd.	453,683	275,135
Yuexiu Property Co. Ltd.	303,347	47,752

		7,759,684

Hungary - 0.5%
MOL Hungarian Oil and Gas PLC	4,461	221,339
OTP Bank PLC	18,960	365,634
Richter Gedeon Nyrt	22,972	351,311

		938,284

India - 5.7%
Dr. Reddy’s Laboratories Ltd., ADR	18,130	1,179,719
ICICI Bank Ltd., ADR	235,205	2,050,988
Infosys Ltd., ADR (a)	85,082	1,459,156
Larsen & Toubro Ltd., GDR	47,346	1,155,242
Reliance Industries Ltd., GDR, 144A	71,345	1,862,105
Tata Motors Ltd., ADR*	48,516	1,228,425
Wipro Ltd., ADR	89,782	1,051,347

		9,986,982

Indonesia - 2.8%
PT Adaro Energy Tbk	105,233	4,457
PT Astra Agro Lestari Tbk	80,242	97,804
PT Astra International Tbk	1,193,471	503,296
PT Bank Central Asia Tbk	688,111	631,789
PT Bank Danamon Indonesia Tbk	442,022	111,213
PT Bank Mandiri Persero Tbk	518,229	335,650
PT Bank Negara Indonesia Persero Tbk	444,325	156,542
PT Bank Rakyat Indonesia Persero Tbk	649,327	491,039
PT Bumi Serpong Damai Tbk	339,638	38,798
PT Charoen Pokphand Indonesia Tbk	157,281	20,933
PT Gudang Garam Tbk	41,349	130,963
PT Indocement Tunggal Prakarsa Tbk	138,734	193,783

PT Kalbe Farma Tbk	747,707	89,139
PT Lippo Karawaci Tbk	1,787,995	136,168
PT Matahari Department Store Tbk	176,860	220,603
PT Perusahaan Gas Negara Persero Tbk	994,293	196,736
PT Semen Indonesia Persero Tbk	187,378	123,363
PT Summarecon Agung Tbk	115,338	13,299
PT Surya Citra Media Tbk	30,216	5,871
PT Tambang Batubara Bukit Asam Persero Tbk	34,153	14,220
PT Telekomunikasi Indonesia Persero Tbk	2,883,214	588,955
PT Tower Bersama Infrastructure Tbk*	191,520	97,805
PT Unilever Indonesia Tbk	154,748	437,535
PT United Tractors Tbk	161,210	219,441
PT XL Axiata Tbk*	305,573	65,247

		4,924,649

Malaysia - 3.5%
AirAsia Bhd	147,600	30,574
Alliance Financial Group Bhd	55,800	49,954
AMMB Holdings Bhd	102,600	114,814
Axiata Group Bhd	19,300	28,215
Berjaya Sports Toto Bhd	17,300	12,151
British American Tobacco Malaysia Bhd	27,300	404,170
CIMB Group Holdings Bhd	121,800	145,000
Dialog Group Bhd	800	299
DiGi.Com Bhd	259,700	323,388
Genting Bhd	16,300	26,585
Genting Malaysia Bhd	184,900	174,334
Hong Leong Bank Bhd	93,000	289,629
IHH Healthcare Bhd	4,200	5,850
IOI Corp. Bhd	228,500	217,619
IOI Properties Group Bhd	100,866	43,949
Kuala Lumpur Kepong Bhd	36,800	182,423
Lafarge Malaysia Bhd	111,200	246,229
Malayan Banking Bhd	225,900	471,163
Malaysia Airports Holdings Bhd	1,700	1,749
Maxis Bhd	222,700	348,366
Petronas Chemicals Group Bhd	203,900	294,684
Petronas Dagangan Bhd	45,900	231,249
Petronas Gas Bhd	38,000	192,895
Public Bank Bhd	183,100	784,714
RHB Capital Bhd	24,100	37,183
Sime Darby Bhd	149,200	264,652
Telekom Malaysia Bhd	167,300	258,518
Tenaga Nasional Bhd	198,500	528,388
UMW Holdings Bhd	129,700	262,488
YTL Corp. Bhd	297,193	110,386
YTL Power International Bhd	206,270	76,123

		6,157,741

Malta - 0.2%
Brait SE*	28,451	311,498

Mexico - 5.2%
Alfa SAB de CV, Class A	179,288	358,302
America Movil SAB de CV, Series L	1,842,985	1,684,391
Arca Continental SAB de CV	46,775	267,502
Cemex SAB de CV*	844,089	663,338
Coca-Cola Femsa SAB de CV, Series L	21,347	153,959
Controladora Comercial Mexicana SAB de CV	13,569	38,844
Fibra Uno Administracion SA de CV REIT (a)	98,343	211,251
Fomento Economico Mexicano SAB de CV	112,170	1,002,684
Gentera SAB de CV	13,649	21,861
Gruma SAB de CV, Class B	1,756	23,660
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,100	9,242
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,100	45,235
Grupo Bimbo SAB de CV, Series A*	103,121	265,892
Grupo Carso SAB de CV, Series A1	35,408	161,276
Grupo Comercial Chedraui SA de CV	5,934	14,825
Grupo Financiero Banorte SAB de CV, Class O	142,495	685,791
Grupo Financiero Inbursa SAB de CV, Class O	196,463	415,673
Grupo Financiero Santander Mexico SAB de CV, Class B	117,016	182,937
Grupo Mexico SAB de CV, Series B	235,997	599,606
Grupo Televisa SAB, Series CPO	166,133	1,018,709
Industrias Penoles SAB de CV	7,796	111,249
Kimberly-Clark de Mexico SAB de CV, Class A	50,130	112,665
Mexichem SAB de CV	31,655	81,318
OHL Mexico SAB de CV*	34,011	45,354
Promotora y Operadora de Infraestructura SAB de CV*	3,592	37,873
Wal-Mart de Mexico SAB de CV	366,685	880,733

		9,094,170

Peru - 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	7,372	46,591
Credicorp Ltd.	1,702	187,186

		233,777

Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	64,990	76,614
Aboitiz Power Corp.	222,400	205,794
Ayala Corp.	2,930	46,263
Ayala Land, Inc.	538,000	413,802
Bank of the Philippine Islands	115,210	208,532
BDO Unibank, Inc.	113,399	238,977
Energy Development Corp.	947,100	121,579
Globe Telecom, Inc.	2,420	133,374
GT Capital Holdings, Inc.	2,735	74,314
International Container Terminal Services, Inc.	430	855
JG Summit Holdings, Inc.	76,200	115,751
Jollibee Foods Corp.	13,810	56,581
Metropolitan Bank & Trust Company	116,609	208,943
Philippine Long Distance Telephone Co.	5,025	270,709
SM Investments Corp.	11,200	210,389
SM Prime Holdings, Inc.	150,200	62,664
Universal Robina Corp.	127,850	530,657

		2,975,798

Poland - 1.9%
Bank Pekao SA	11,271	480,427
Bank Zachodni WBK SA*	2,961	237,605
CCC SA	2,808	127,090
Cyfrowy Polsat SA*	44,681	267,664
Grupa Azoty SA*	445	10,607
LPP SA (a)	148	305,724
Orange Polska SA	32,834	61,739
PGE SA	107,025	442,448
Polski Koncern Naftowy Orlen SA	8,881	173,647
Polskie Gornictwo Naftowe i Gazownictwo SA	49,299	88,651
Powszechna Kasa Oszczednosci Bank Polski SA	61,757	486,408
Powszechny Zaklad Ubezpieczen SA	5,384	614,263

		3,296,273

Qatar - 0.7%
Ezdan Holding Group QSC	33,007	172,147
Gulf International Services QSC	2,721	44,838
Industries Qatar QSC	8,136	297,187
Masraf Al Rayan	12,071	144,543
Qatar Islamic Bank SAQ	556	17,255
Qatar National Bank SAQ	11,613	570,906
Vodafone Qatar QSC	7,845	30,487

		1,277,363

Russia - 3.4%
Gazprom PAO, ADR	83,244	367,106
Lukoil PJSC, ADR	17,038	642,673
Magnit PJSC, GDR	22,729	1,136,336
MegaFon PJSC, GDR	24,656	316,830
MMC Norilsk Nickel PJSC, ADR	33,324	546,180
Mobile TeleSystems PJSC, ADR	45,152	344,510
NovaTek OAO, GDR	8,112	777,130
Rosneft Oil Co. OJSC, GDR	129,053	486,272
Severstal PAO, GDR	18,937	201,679
Sistema JSFC, GDR	22,962	169,460
Surgutneftegas OJSC, ADR	70,276	366,841
Tatneft, ADR	11,888	337,738
VTB Bank PJSC, GDR	178,493	371,265

		6,064,020

South Africa - 7.6%
African Rainbow Minerals Ltd.	9,879	52,926
Anglo American Platinum Ltd.*(a)	3,905	94,293
AngloGold Ashanti Ltd.*	29,247	235,539
Aspen Pharmacare Holdings Ltd.*	17,546	453,214
Barclays Africa Group Ltd.	15,064	197,398
Barloworld Ltd.	2,856	18,351
Bidvest Group Ltd. (The)	11,402	274,212

Capitec Bank Holdings Ltd.	4,757	173,220
Coronation Fund Managers Ltd.	6,660	37,097
Discovery Ltd.	12,818	129,542
Exxaro Resources Ltd.	38,017	194,441
FirstRand Ltd.	166,203	663,175
Foschini Group Ltd. (The)	8,869	100,260
Gold Fields Ltd. (a)	59,768	191,968
Growthpoint Properties Ltd. REIT	92,602	182,688
Hyprop Investments Ltd. REIT	7,930	74,156
Impala Platinum Holdings Ltd.*(a)	35,737	133,460
Imperial Holdings Ltd.	5,977	83,163
Investec Ltd.	9,330	75,934
Kumba Iron Ore Ltd.	4,355	29,670
Liberty Holdings Ltd.	2,523	24,507
Life Healthcare Group Holdings Ltd.	34,938	100,281
Massmart Holdings Ltd.	2,352	20,327
Mediclinic International Ltd.	18,634	149,717
MMI Holdings Ltd.	45,863	97,224
Mondi Ltd.	8,099	187,820
Mr Price Group Ltd.	9,805	176,458
MTN Group Ltd. (a)	82,693	1,103,621
Nampak Ltd.	32,198	74,934
Naspers Ltd., Class N	20,287	2,629,936
Nedbank Group Ltd.	7,374	131,229
Netcare Ltd.	54,247	163,066
Pick N Pay Stores Ltd.	2,618	12,359
PSG Group Ltd.	7,866	117,455
Rand Merchant Insurance Holdings Ltd.	21,585	68,335
Redefine Properties Ltd. REIT	124,630	107,899
Remgro Ltd.	21,718	414,341
Resilient Property Income Fund Ltd. REIT	11,621	98,155
RMB Holdings Ltd.	28,621	144,938
Sanlam Ltd.	80,398	386,767
Sappi Ltd.*	39,539	126,756
Sasol Ltd.	41,096	1,316,886
Shoprite Holdings Ltd.	18,959	232,152
SPAR Group Ltd. (The)	4,121	59,048
Standard Bank Group Ltd.	58,648	646,271
Steinhoff International Holdings Ltd.	108,602	650,785
Telkom SA SOC Ltd.	9,623	46,083
Tiger Brands Ltd.	5,479	123,875
Truworths International Ltd.	16,835	111,572
Vodacom Group Ltd.	22,550	240,616
Woolworths Holdings Ltd.	44,278	332,248

		13,490,368

South Korea - 15.0%
Amorepacific Corp.	1,672	535,068
AMOREPACIFIC Group	807	117,357
BGF Retail Co. Ltd.	100	17,037
BNK Financial Group, Inc.	5,188	60,971
Celltrion, Inc.*	4,996	299,908

Cheil Industries, Inc.*	3,646	548,711
Cheil Worldwide, Inc.*	1,085	15,962
CJ CheilJedang Corp.	176	58,481
CJ Corp.	501	121,782
Coway Co. Ltd.	6,511	464,619
Daelim Industrial Co. Ltd.	54	3,073
Daewoo Engineering & Construction Co. Ltd.*	14,422	77,673
Daewoo International Corp.	4,258	78,482
Daewoo Securities Co. Ltd.	319	3,344
Daum Kakao Corp.	1,081	123,295
DGB Financial Group, Inc.	9,644	84,800
Dongbu Insurance Co. Ltd.	2,951	132,736
Doosan Corp.	1,293	112,601
Doosan Heavy Industries & Construction Co. Ltd.	4,258	66,242
Doosan Infracore Co. Ltd.*	4,635	26,178
E-Mart Co. Ltd.	2,316	447,437
GS Engineering & Construction Corp.*	2,211	45,519
Hana Financial Group, Inc.	13,014	299,286
Hankook Tire Co. Ltd.	1,857	58,014
Hanmi Pharm. Co. Ltd.*	389	143,069
Hanmi Science Co. Ltd.*	200	27,056
Hanon Systems	288	8,851
Hanssem Co. Ltd.	562	151,340
Hanwha Chemical Corp.	7,051	108,202
Hanwha Corp.	5,158	183,817
Hanwha Life Insurance Co. Ltd.	37,822	254,225
Hotel Shilla Co. Ltd.	1,202	122,461
Hyosung Corp.	905	97,941
Hyundai Department Store Co. Ltd.	759	96,580
Hyundai Development Co.-Engineering & Construction	1,809	91,616
Hyundai Engineering & Construction Co. Ltd.	6,106	171,397
Hyundai Glovis Co. Ltd.	351	51,044
Hyundai Heavy Industries Co. Ltd.*	2,408	186,288
Hyundai Marine & Fire Insurance Co. Ltd.	5,155	122,037
Hyundai Merchant Marine Co. Ltd.*	5,538	39,800
Hyundai Mobis Co. Ltd.	3,821	667,120
Hyundai Motor Co.	7,913	996,861
Hyundai Steel Co.	7,106	317,825
Hyundai Wia Corp.	1,114	98,426
Industrial Bank of Korea	2,493	27,823
Kangwon Land, Inc.	4,280	153,975
KB Financial Group, Inc.	23,066	698,172
KCC Corp.	16	5,310
KEPCO Plant Service & Engineering Co. Ltd.	606	64,558
Kia Motors Corp.	17,685	728,184
Korea Aerospace Industries Ltd.	2,953	230,448
Korea Electric Power Corp.	1,679	68,140
Korea Gas Corp.	3,258	110,872
Korea Investment Holdings Co. Ltd.	850	50,163
Korea Zinc Co. Ltd.	393	170,458
Korean Air Lines Co. Ltd.*	1,839	51,777
KT&G Corp.	9,812	916,699

Kumho Petrochemical Co. Ltd.	1,465	67,877
LG Chem Ltd.	2,790	551,985
LG Corp.	6,292	309,613
LG Display Co. Ltd.	7,442	145,033
LG Electronics, Inc.	5,533	208,175
LG Household & Health Care Ltd.	894	606,204
LG Innotek Co. Ltd.	126	9,790
LG Uplus Corp.	41,640	387,267
Lotte Chemical Corp.	1,463	305,526
Lotte Shopping Co. Ltd.	1,108	250,594
Mirae Asset Securities Co. Ltd.	372	12,282
NAVER Corp.	1,297	543,364
NCSoft Corp.	944	174,394
Neo Holdings Co. Ltd.*	26	—
OCI Co. Ltd.	1,293	89,316
Orion Corp.	41	32,342
Paradise Co. Ltd.	392	7,557
POSCO	4,880	783,936
S-1 Corp.	908	72,087
Samsung C&T Corp.	7,023	285,611
Samsung Card Co. Ltd.	4,287	131,392
Samsung Electro-Mechanics Co. Ltd.	1,937	99,409
Samsung Electronics Co. Ltd.	5,442	5,010,643
Samsung Fire & Marine Insurance Co. Ltd.	3,343	761,732
Samsung Heavy Industries Co. Ltd.	11,162	106,170
Samsung Life Insurance Co. Ltd.	9,601	797,953
Samsung SDI Co. Ltd.	4,461	318,710
Samsung SDS Co. Ltd.	1,472	319,229
Samsung Securities Co. Ltd.	805	30,764
Shinhan Financial Group Co. Ltd.	23,178	775,050
Shinsegae Co. Ltd.	121	25,627
SK Holdings Co. Ltd.	3,337	761,776
SK Hynix, Inc.	27,325	827,085
SK Innovation Co. Ltd.*	1,866	157,610
SK Networks Co. Ltd.	14,422	80,112
SK Telecom Co. Ltd.	62	12,791
S-Oil Corp.	3,349	169,892
Woori Bank	25,373	195,647
Yuhan Corp.	369	77,528

		26,513,184

Taiwan - 12.3%
Acer, Inc.*	251,226	92,658
Advanced Semiconductor Engineering, Inc.	381,467	393,942
Advantech Co. Ltd.	26,011	165,487
Asia Cement Corp.*	71,000	76,268
Asia Pacific Telecom Co. Ltd.*	115,125	31,456
Asustek Computer, Inc.	39,062	355,371
AU Optronics Corp.	632,422	204,095
Catcher Technology Co. Ltd.	43,566	444,551
Cathay Financial Holding Co. Ltd.	396,937	572,177
Chailease Holding Co. Ltd.	61,036	98,112

Chang Hwa Commercial Bank Ltd.	9,009	4,375
Cheng Shin Rubber Industry Co. Ltd.	64,139	102,903
Chicony Electronics Co. Ltd.	35,257	87,557
China Airlines Ltd.*	177,809	63,940
China Development Financial Holding Corp.	753,039	217,330
China Life Insurance Co. Ltd./Taiwan	185,277	141,509
China Steel Corp.	432,621	259,285
Chunghwa Telecom Co. Ltd.	194,353	590,179
Compal Electronics, Inc.	241,882	141,252
CTBC Financial Holding Co. Ltd.	791,053	476,538
CTCI Corp.	20,988	27,093
Delta Electronics, Inc.	114,521	573,731
E.Sun Financial Holding Co. Ltd.	277,825	166,937
Eclat Textile Co. Ltd.	11,955	179,862
Epistar Corp.	48,876	39,508
EVA Airways Corp.*	144,877	87,498
Evergreen Marine Corp. (Taiwan) Ltd.	114,621	50,201
Far Eastern New Century Corp.	103,598	93,931
Far EasTone Telecommunications Co. Ltd.	92,220	202,376
Feng Tay Enterprise Co. Ltd.	24,209	143,606
First Financial Holding Co. Ltd.	160,313	77,604
Formosa Chemicals & Fibre Corp.	111,053	237,561
Formosa Plastics Corp.	158,398	349,064
Formosa Taffeta Co. Ltd.	6,180	5,375
Foxconn Technology Co. Ltd.	83,952	236,096
Fubon Financial Holding Co. Ltd.	402,194	691,008
Giant Manufacturing Co. Ltd.	13,152	95,196
Hermes Microvision, Inc.	2,975	126,183
Highwealth Construction Corp.*	53,404	82,561
Hiwin Technologies Corp.	16,900	86,744
Hon Hai Precision Industry Co. Ltd.*	817,800	2,325,009
Hotai Motor Co. Ltd.	12,409	136,539
HTC Corp.	47,074	66,626
Hua Nan Financial Holdings Co. Ltd.	115,604	54,718
Innolux Corp.	638,747	225,768
Inotera Memories, Inc.*	171,975	103,599
Inventec Corp.	142,257	65,147
Kinsus Interconnect Technology Corp.	19,527	34,810
Largan Precision Co. Ltd.	6,201	575,579
Lite-On Technology Corp.	103,591	94,880
MediaTek, Inc.	74,255	572,843
Mega Financial Holding Co. Ltd.	293,704	220,260
Merida Industry Co. Ltd.	10,923	59,422
Nan Ya Plastics Corp.	234,728	427,814
Novatek Microelectronics Corp.	32,907	110,243
Pegatron Corp.	120,186	311,030
Phison Electronics Corp.	9,717	67,645
Pou Chen Corp.	123,662	199,921
Powertech Technology, Inc.	45,394	78,131
President Chain Store Corp.	9,770	65,311
Quanta Computer, Inc.	147,751	271,561
Radiant Opto-Electronics Corp.	28,883	84,156

Realtek Semiconductor Corp.*	30,921	55,501
Ruentex Development Co. Ltd.	8,202	8,773
Siliconware Precision Industries Co. Ltd.	169,716	208,650
Simplo Technology Co. Ltd.	18,984	63,016
SinoPac Financial Holdings Co. Ltd.	231,025	79,527
Standard Foods Corp.	7,000	15,899
Synnex Technology International Corp.	81,046	86,188
Taishin Financial Holding Co. Ltd.	127,858	44,799
Taiwan Cement Corp.	92,637	99,226
Taiwan Cooperative Financial Holding Co. Ltd.	115,935	49,173
Taiwan Fertilizer Co. Ltd.	1,523	1,926
Taiwan Glass Industry Corp.*	12,197	4,911
Taiwan Mobile Co. Ltd.	92,312	277,481
Taiwan Semiconductor Manufacturing Co. Ltd.	1,315,123	5,214,251
Teco Electric & Machinery Co. Ltd.	51,526	38,799
TPK Holding Co. Ltd.*	18,176	45,529
Transcend Information, Inc.	20,893	56,317
Uni-President Enterprises Corp.	169,000	301,266
United Microelectronics Corp.	541,269	178,837
Vanguard International Semiconductor Corp.	67,325	76,562
Wan Hai Lines Ltd.	149,088	102,642
Wistron Corp.	119,298	59,033
WPG Holdings Ltd.	99,425	93,967
Yang Ming Marine Transport Corp.*	134,592	43,229
Yuanta Financial Holding Co. Ltd.	386,367	154,969
Zhen Ding Technology Holding Ltd.	25,995	73,744

		21,656,347

Thailand - 2.0%
Bangkok Bank PCL, NVDR	92,900	426,337
Indorama Ventures PCL, NVDR	648,800	394,583
IRPC PCL, NVDR	2,246,061	238,109
Kasikornbank PCL, NVDR	111,700	562,473
Krung Thai Bank PCL, NVDR	1,148,900	583,344
PTT Exploration & Production PCL, NVDR	75,200	166,785
PTT PCL, NVDR	37,600	281,121
Siam Commercial Bank PCL, NVDR	131,000	518,957
Thai Oil PCL, NVDR	212,000	304,589

		3,476,298

Turkey - 1.9%
Akbank TAS	102,217	239,535
Anadolu Efes Biracilik Ve Malt Sanayii AS	24,236	180,710
Arcelik AS	13,171	61,775
BIM Birlesik Magazalar AS	18,800	325,898
Coca-Cola Icecek AS	1,860	23,008
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	79,407	67,939
Enka Insaat ve Sanayi AS	70,137	119,776
Eregli Demir ve Celik Fabrikalari TAS	161,562	219,835
Ford Otomotiv Sanayi AS	9,462	95,911
Haci Omer Sabanci Holding AS	54,723	163,588
KOC Holding AS	25,753	100,435

TAV Havalimanlari Holding AS	9,750	78,729
Tofas Turk Otomobil Fabrikasi AS	9,506	58,957
Tupras Turkiye Petrol Rafinerileri AS*	6,503	167,809
Turk Hava Yollari Anonim Ortakligi*	50,119	138,630
Turk Telekomunikasyon AS	72,150	151,723
Turkcell Iletisim Hizmetleri AS	86,105	337,284
Turkiye Garanti Bankasi AS	128,922	326,923
Turkiye Halk Bankasi AS	33,050	126,622
Turkiye Is Bankasi, Class C	134,117	224,427
Turkiye Vakiflar Bankasi TAO, Class D	46,531	61,555
Ulker Biskuvi Sanayi AS	925	5,689
Yapi ve Kredi Bankasi AS	55,988	69,064

		3,345,822

United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	51,313	111,763
Aldar Properties PJSC	152,805	96,933
Arabtec Holding Co. PJSC*	117,780	63,171
DP World Ltd.	11,140	248,422
Dubai Financial Market PJSC	131,777	61,709
Dubai Islamic Bank PJSC	85,294	162,553
Emaar Malls Group PJSC*	28,917	22,437
Emaar Properties PJSC	209,660	385,299
First Gulf Bank PJSC	141,322	552,129
National Bank of Abu Dhabi PJSC	61,783	174,937

		1,879,353

TOTAL COMMON STOCKS
(Cost $202,261,141)		169,675,397

PREFERRED STOCKS - 3.2%
Brazil - 2.3%
AES Tiete SA	3,875	16,038
Banco Bradesco SA	123,972	787,932
Banco do Estado do Rio Grande do Sul SA, Class B	12,775	27,229
Braskem SA, Class A	28,150	109,211
Centrais Eletricas Brasileiras SA, Class B	10,511	21,766
Cia Brasileira de Distribuicao	9,437	165,235
Cia Energetica de Minas Gerais	52,216	108,272
Cia Energetica de Sao Paulo, Class B	4,100	18,235
Cia Paranaense de Energia, Class B	172	1,470
Gerdau SA	58,146	84,173
Itau Unibanco Holding SA	146,709	1,074,028
Itausa - Investimentos Itau SA	194,049	389,527
Lojas Americanas SA	4,815	21,641
Oi SA*	34,133	25,412
Petroleo Brasileiro SA*	205,068	519,646
Suzano Papel e Celulose SA, Class A	8,600	41,688
Telefonica Brasil SA	20,951	233,331
Usinas Siderurgicas de Minas Gerais SA, Class A	42,942	35,285
Vale SA	97,524	380,507

		4,060,626

Chile - 0.1%
Embotelladora Andina SA, Class B	20,285	69,603
Sociedad Quimica y Minera de Chile SA, Class B	10,129	158,995

		228,598

Colombia - 0.2%
Bancolombia SA	33,556	289,795

South Korea - 0.6%
Amorepacific Corp.	115	17,745
Hyundai Motor Co. - 2nd Preferred	460	38,892
LG Chem Ltd.	574	83,959
Samsung Electronics Co. Ltd.	1,117	821,636

		962,232

TOTAL PREFERRED STOCKS
(Cost $8,215,425)		5,541,251

RIGHTS - 0.0%
Taiwan - 0.0%
First Financial Holding Co. Ltd.*, expires 10/31/2015
(Cost $0)	9,337	301

SECURITIES LENDING COLLATERAL - 1.9%
Daily Assets Fund Institutional, 0.16% (b)(c)
(Cost $3,388,600)	3,388,600	3,388,600

TOTAL INVESTMENTS - 101.4%
(Cost $213,865,166) (d)		$178,605,549
Other assets and liabilities, net - (1.4%)		(2,389,289)

NET ASSETS - 100.0%		$176,216,260

*	Non-income producing security.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $3,087,285, which is 1.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $215,277,735. The net unrealized depreciation was $36,672,186 which consisted of aggregate gross unrealized appreciation of $2,050,849 and aggregate gross unrealized depreciation of $38,723,035.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificates

GDR - Global Depositary Receipt

NVDR - Non Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Private Joint Stock Company

REIT - Real Estate Investment Trust

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Financial	28.5%
Communications	13.1%
Technology	11.5%
Consumer, Non-cyclical	11.1%
Consumer, Cyclical	9.1%
Energy	8.0%
Industrial	7.7%
Basic Materials	6.3%
Utilities	3.2%
Diversified	1.5%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral

Sector Breakdown is subject to change.

As of August 31, 2015, open futures contracts purchased were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
E-mini MSCI Emerging Markets Index Futures	4	$163,500	9/18/2015	$(27,860)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2015.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/2/2015	AED	1,520,000	USD	413,814	$(17)
JP Morgan & Chase Co.	9/2/2015	AED	2,137,000	USD	581,791	(22)
State Street Bank & Trust Co.	9/2/2015	AED	231,000	USD	62,890	(2)
The Bank of New York Mellon	9/2/2015	AED	3,429,539	USD	933,653	(64)
The Bank of New York Mellon	9/2/2015	AED	23,500	USD	6,398	—
JP Morgan & Chase Co.	9/2/2015	CZK	1,582,500	USD	64,590	(1,102)
State Street Bank & Trust Co.	9/2/2015	CZK	432,500	USD	17,651	(302)
State Street Bank & Trust Co.	9/2/2015	EUR	649,500	USD	717,855	(10,978)
State Street Bank & Trust Co.	9/2/2015	EUR	7,000	USD	7,703	(152)
State Street Bank & Trust Co.	9/2/2015	EUR	114,576	USD	125,000	(3,571)
JP Morgan & Chase Co.	9/2/2015	HKD	289,039,563	USD	37,282,920	(12,267)
State Street Bank & Trust Co.	9/2/2015	HKD	216,232,800	USD	27,891,793	(9,033)
State Street Bank & Trust Co.	9/2/2015	HKD	3,871,800	USD	499,584	—
The Bank of New York Mellon	9/2/2015	HKD	5,341,000	USD	688,890	(267)
The Bank of New York Mellon	9/2/2015	HKD	1,079,000	USD	139,154	(71)
The Bank of New York Mellon	9/2/2015	HKD	77,800	USD	10,032	(6)
The Bank of New York Mellon	9/2/2015	HKD	13,400	USD	1,729	—
Bank of Montreal	9/2/2015	HUF	73,620,000	USD	264,235	688
JP Morgan & Chase Co.	9/2/2015	HUF	190,696,500	USD	684,489	1,829
State Street Bank & Trust Co.	9/2/2015	HUF	16,001,000	USD	57,394	113
State Street Bank & Trust Co.	9/2/2015	HUF	35,538,500	USD	127,555	333
State Street Bank & Trust Co.	9/2/2015	HUF	1,909,000	USD	6,819	(15)
The Bank of New York Mellon	9/2/2015	HUF	650,000	USD	2,286	(41)
JP Morgan & Chase Co.	9/2/2015	PLN	17,992,000	USD	4,786,927	22,033
State Street Bank & Trust Co.	9/2/2015	PLN	7,203,000	USD	1,916,458	8,859
State Street Bank & Trust Co.	9/2/2015	PLN	129,000	USD	34,159	(5)
The Bank of New York Mellon	9/2/2015	PLN	84,000	USD	22,188	(58)
The Bank of New York Mellon	9/2/2015	PLN	52,000	USD	13,541	(230)
JP Morgan & Chase Co.	9/2/2015	TRY	9,388,172	USD	3,368,875	143,032
State Street Bank & Trust Co.	9/2/2015	TRY	4,199,500	USD	1,506,636	63,658
State Street Bank & Trust Co.	9/2/2015	TRY	66,000	USD	23,835	1,157
The Bank of New York Mellon	9/2/2015	TRY	137,000	USD	49,166	2,092
The Bank of New York Mellon	9/2/2015	TRY	377,000	USD	134,616	5,076
The Bank of New York Mellon	9/2/2015	TRY	36,000	USD	12,856	486
Bank of Montreal	9/2/2015	USD	1,170	CZK	28,000	(8)
Bank of Montreal	9/2/2015	USD	16,252	HUF	4,537,000	(10)
Bank of Montreal	9/2/2015	USD	52,612	PLN	196,500	(573)
Bank of Montreal	9/2/2015	USD	52,757	TRY	155,000	502
JP Morgan & Chase Co.	9/2/2015	USD	581,813	AED	2,137,000	—
JP Morgan & Chase Co.	9/2/2015	USD	37,295,187	HKD	289,039,563	—
State Street Bank & Trust Co.	9/2/2015	USD	97,477	AED	358,000	(9)
State Street Bank & Trust Co.	9/2/2015	USD	1,616	CZK	38,000	(38)
State Street Bank & Trust Co.	9/2/2015	USD	1,171	CZK	28,000	(9)
State Street Bank & Trust Co.	9/2/2015	USD	717,855	EUR	649,500	10,978
State Street Bank & Trust Co.	9/2/2015	USD	5,058,055	HKD	39,211,000	1,397
State Street Bank & Trust Co.	9/2/2015	USD	11,723,160	HKD	90,884,500	3,797
State Street Bank & Trust Co.	9/2/2015	USD	343,886	HKD	2,666,000	111
State Street Bank & Trust Co.	9/2/2015	USD	855,246	HKD	6,629,000	103
State Street Bank & Trust Co.	9/2/2015	USD	9,915,072	HKD	76,842,300	—
State Street Bank & Trust Co.	9/2/2015	USD	22,427	HUF	6,137,000	(457)
State Street Bank & Trust Co.	9/2/2015	USD	16,269	HUF	4,537,000	(27)
State Street Bank & Trust Co.	9/2/2015	USD	123,767	PLN	465,000	(620)
State Street Bank & Trust Co.	9/2/2015	USD	3,060,799	PLN	11,504,000	(14,148)
State Street Bank & Trust Co.	9/2/2015	USD	32,992	PLN	124,000	(153)
State Street Bank & Trust Co.	9/2/2015	USD	70,687	PLN	261,000	(1,565)
State Street Bank & Trust Co.	9/2/2015	USD	52,641	PLN	196,500	(601)
State Street Bank & Trust Co.	9/2/2015	USD	179,850	TRY	501,000	(7,702)

State Street Bank & Trust Co.	9/2/2015	USD	1,066,072	TRY	2,971,500	(45,043)
State Street Bank & Trust Co.	9/2/2015	USD	69,540	TRY	205,000	899
State Street Bank & Trust Co.	9/2/2015	USD	52,767	TRY	155,000	492
The Bank of New York Mellon	9/2/2015	USD	33,486	AED	123,000	1
The Bank of New York Mellon	9/2/2015	USD	49,822	AED	183,000	1
The Bank of New York Mellon	9/2/2015	USD	69,110	HKD	536,000	51
The Bank of New York Mellon	9/2/2015	USD	1,270,189	HKD	9,847,000	383
JP Morgan & Chase Co.	9/3/2015	BRL	18,292,797	USD	5,310,881	272,234
State Street Bank & Trust Co.	9/3/2015	BRL	10,832,375	USD	3,156,746	173,030
The Bank of New York Mellon	9/3/2015	BRL	21,201,843	USD	6,152,595	312,668
The Bank of New York Mellon	9/3/2015	BRL	401,948	USD	114,499	3,785
The Bank of New York Mellon	9/3/2015	BRL	171,435	USD	48,835	1,614
Bank of Montreal	9/3/2015	CLP	34,469,500	USD	49,763	27
JP Morgan & Chase Co.	9/3/2015	CLP	1,993,592,800	USD	2,959,082	82,581
State Street Bank & Trust Co.	9/3/2015	CLP	347,056,000	USD	515,302	14,544
Bank of Montreal	9/3/2015	COP	27,485,000	USD	8,885	(113)
JP Morgan & Chase Co.	9/3/2015	COP	1,932,085,100	USD	676,164	43,679
State Street Bank & Trust Co.	9/3/2015	COP	274,525,500	USD	95,797	5,929
JP Morgan & Chase Co.	9/3/2015	EGP	10,659,002	USD	1,339,071	(14,284)
The Bank of Nova Scotia	9/3/2015	EGP	1,537,000	USD	198,836	3,686
Bank of Montreal	9/3/2015	IDR	1,031,227,000	USD	73,397	51
JP Morgan & Chase Co.	9/3/2015	IDR	56,621,179,500	USD	4,158,430	131,248
State Street Bank & Trust Co.	9/3/2015	IDR	25,350,176,500	USD	1,863,709	60,678
State Street Bank & Trust Co.	9/3/2015	IDR	1,412,320,000	USD	104,000	3,549
State Street Bank & Trust Co.	9/3/2015	IDR	3,404,250,000	USD	250,000	7,873
Bank of Montreal	9/3/2015	INR	9,949,500	USD	149,673	90
JP Morgan & Chase Co.	9/3/2015	INR	644,676,144	USD	10,040,121	347,934
State Street Bank & Trust Co.	9/3/2015	INR	19,728,104	USD	307,100	10,504
State Street Bank & Trust Co.	9/3/2015	INR	12,180,000	USD	189,542	6,426
State Street Bank & Trust Co.	9/3/2015	INR	17,582,250	USD	273,909	9,574
Bank of Montreal	9/3/2015	KRW	495,908,500	USD	419,284	41
JP Morgan & Chase Co.	9/3/2015	KRW	26,112,304,000	USD	22,446,750	371,277
State Street Bank & Trust Co.	9/3/2015	KRW	9,276,791,900	USD	7,980,517	137,870
State Street Bank & Trust Co.	9/3/2015	KRW	664,807,500	USD	567,000	4,968
JP Morgan & Chase Co.	9/3/2015	MXN	119,015,000	USD	7,412,032	290,263
State Street Bank & Trust Co.	9/3/2015	MXN	4,019,000	USD	249,173	8,679
The Bank of New York Mellon	9/3/2015	MXN	5,352,000	USD	328,430	8,171
The Bank of New York Mellon	9/3/2015	MXN	2,353,000	USD	140,219	(583)
The Bank of New York Mellon	9/3/2015	MXN	5,853,641	USD	348,828	(1,450)
The Bank of Nova Scotia	9/3/2015	MXN	56,304,500	USD	3,506,430	137,211
Bank of Montreal	9/3/2015	MYR	418,000	USD	99,524	23
JP Morgan & Chase Co.	9/3/2015	MYR	22,826,332	USD	5,941,263	507,681
State Street Bank & Trust Co.	9/3/2015	MYR	272,000	USD	70,741	5,994
State Street Bank & Trust Co.	9/3/2015	MYR	5,565,260	USD	1,450,609	125,854
Bank of Montreal	9/3/2015	PHP	2,179,000	USD	46,620	7
JP Morgan & Chase Co.	9/3/2015	PHP	93,717,000	USD	2,052,811	48,041
State Street Bank & Trust Co.	9/3/2015	PHP	46,388,000	USD	1,016,256	23,935
State Street Bank & Trust Co.	9/3/2015	PHP	14,041,116	USD	306,000	5,636
JP Morgan & Chase Co.	9/3/2015	QAR	1,199,000	USD	329,220	(72)
The Bank of New York Mellon	9/3/2015	QAR	4,138,000	USD	1,136,329	(125)
The Bank of New York Mellon	9/3/2015	QAR	46,000	USD	12,633	(1)
The Bank of New York Mellon	9/3/2015	QAR	454,720	USD	124,886	2
JP Morgan & Chase Co.	9/3/2015	RUB	97,878,155	USD	1,589,318	66,443
State Street Bank & Trust Co.	9/3/2015	RUB	7,054,054	USD	115,300	5,547
State Street Bank & Trust Co.	9/3/2015	RUB	12,982,000	USD	210,167	8,181
State Street Bank & Trust Co.	9/3/2015	RUB	104,343,344	USD	1,689,798	66,332
Bank of Montreal	9/3/2015	THB	1,901,000	USD	53,034	8
JP Morgan & Chase Co.	9/3/2015	THB	119,770,000	USD	3,417,362	76,520
State Street Bank & Trust Co.	9/3/2015	THB	30,677,040	USD	875,536	19,837
Bank of Montreal	9/3/2015	TWD	10,494,000	USD	322,535	(8)
JP Morgan & Chase Co.	9/3/2015	TWD	487,572,884	USD	15,434,406	448,394
State Street Bank & Trust Co.	9/3/2015	TWD	294,744,000	USD	9,335,910	276,675
State Street Bank & Trust Co.	9/3/2015	TWD	37,868,206	USD	1,193,000	29,085

Bank of Montreal	9/3/2015	USD	49,018	CLP	34,469,500	717
Bank of Montreal	9/3/2015	USD	8,522	COP	27,485,000	475
Bank of Montreal	9/3/2015	USD	73,475	IDR	1,031,227,000	(129)
Bank of Montreal	9/3/2015	USD	150,522	INR	9,949,500	(939)
Bank of Montreal	9/3/2015	USD	420,261	KRW	495,908,500	(1,018)
Bank of Montreal	9/3/2015	USD	138,200	MXN	2,353,000	2,602
Bank of Montreal	9/3/2015	USD	99,193	MYR	418,000	308
Bank of Montreal	9/3/2015	USD	46,810	PHP	2,179,000	(197)
Bank of Montreal	9/3/2015	USD	53,296	THB	1,901,000	(270)
Bank of Montreal	9/3/2015	USD	323,310	TWD	10,494,000	(767)
JP Morgan & Chase Co.	9/3/2015	USD	5,031,576	BRL	18,292,797	7,071
JP Morgan & Chase Co.	9/3/2015	USD	2,881,123	CLP	1,993,592,800	(4,621)
JP Morgan & Chase Co.	9/3/2015	USD	627,688	COP	1,932,085,100	4,798
JP Morgan & Chase Co.	9/3/2015	USD	1,378,914	EGP	10,659,002	(25,560)
JP Morgan & Chase Co.	9/3/2015	USD	4,030,838	IDR	56,621,179,500	(3,656)
JP Morgan & Chase Co.	9/3/2015	USD	9,696,711	INR	644,676,144	(4,524)
JP Morgan & Chase Co.	9/3/2015	USD	22,063,628	KRW	26,112,304,000	11,844
JP Morgan & Chase Co.	9/3/2015	USD	7,092,247	MXN	119,015,000	29,522
JP Morgan & Chase Co.	9/3/2015	USD	5,440,022	MYR	22,826,332	(6,440)
JP Morgan & Chase Co.	9/3/2015	USD	2,003,956	PHP	93,717,000	815
JP Morgan & Chase Co.	9/3/2015	USD	329,249	QAR	1,199,000	43
JP Morgan & Chase Co.	9/3/2015	USD	1,486,380	RUB	97,878,155	36,494
JP Morgan & Chase Co.	9/3/2015	USD	3,339,980	THB	119,770,000	862
JP Morgan & Chase Co.	9/3/2015	USD	15,002,243	TWD	487,572,884	(16,231)
State Street Bank & Trust Co.	9/3/2015	USD	1,044,386	BRL	3,600,000	(52,787)
State Street Bank & Trust Co.	9/3/2015	USD	162,717	BRL	563,000	(7,642)
State Street Bank & Trust Co.	9/3/2015	USD	1,837,293	BRL	6,669,375	(252)
State Street Bank & Trust Co.	9/3/2015	USD	71,975	CLP	48,493,000	(2,006)
State Street Bank & Trust Co.	9/3/2015	USD	65,161	CLP	46,075,000	1,320
State Street Bank & Trust Co.	9/3/2015	USD	48,910	CLP	34,469,500	825
State Street Bank & Trust Co.	9/3/2015	USD	314,715	CLP	218,018,500	(142)
State Street Bank & Trust Co.	9/3/2015	USD	38,955	COP	111,412,000	(2,484)
State Street Bank & Trust Co.	9/3/2015	USD	11,611	COP	37,389,000	628
State Street Bank & Trust Co.	9/3/2015	USD	8,470	COP	27,485,000	528
State Street Bank & Trust Co.	9/3/2015	USD	31,844	COP	98,239,500	315
State Street Bank & Trust Co.	9/3/2015	USD	629,151	IDR	8,554,569,000	(20,708)
State Street Bank & Trust Co.	9/3/2015	USD	20,323	IDR	276,392,000	(665)
State Street Bank & Trust Co.	9/3/2015	USD	96,807	IDR	1,369,818,000	621
State Street Bank & Trust Co.	9/3/2015	USD	73,074	IDR	1,031,227,000	272
State Street Bank & Trust Co.	9/3/2015	USD	1,347,668	IDR	18,934,740,500	(935)
State Street Bank & Trust Co.	9/3/2015	USD	24,292	INR	1,561,000	(824)
State Street Bank & Trust Co.	9/3/2015	USD	201,461	INR	13,379,000	(318)
State Street Bank & Trust Co.	9/3/2015	USD	150,272	INR	9,949,500	(689)
State Street Bank & Trust Co.	9/3/2015	USD	370,216	INR	24,600,854	(362)
State Street Bank & Trust Co.	9/3/2015	USD	46,269	KRW	53,792,000	(793)
State Street Bank & Trust Co.	9/3/2015	USD	1,092,430	KRW	1,270,442,000	(18,392)
State Street Bank & Trust Co.	9/3/2015	USD	545,288	KRW	649,002,000	3,381
State Street Bank & Trust Co.	9/3/2015	USD	418,707	KRW	495,908,500	536
State Street Bank & Trust Co.	9/3/2015	USD	6,315,996	KRW	7,472,454,900	1,255
State Street Bank & Trust Co.	9/3/2015	USD	119,031	MXN	1,911,000	(4,679)
State Street Bank & Trust Co.	9/3/2015	USD	150,000	MXN	2,458,641	(2,877)
State Street Bank & Trust Co.	9/3/2015	USD	183,230	MXN	3,150,000	5,264
State Street Bank & Trust Co.	9/3/2015	USD	138,211	MXN	2,353,000	2,591
State Street Bank & Trust Co.	9/3/2015	USD	13,781	MYR	53,000	(1,164)
State Street Bank & Trust Co.	9/3/2015	USD	130,961	MYR	552,000	437
State Street Bank & Trust Co.	9/3/2015	USD	98,935	MYR	418,000	566
State Street Bank & Trust Co.	9/3/2015	USD	1,148,440	MYR	4,814,260	(2,453)
State Street Bank & Trust Co.	9/3/2015	USD	18,070	PHP	825,000	(422)
State Street Bank & Trust Co.	9/3/2015	USD	6,329	PHP	289,000	(147)
State Street Bank & Trust Co.	9/3/2015	USD	61,726	PHP	2,882,000	(75)
State Street Bank & Trust Co.	9/3/2015	USD	46,680	PHP	2,179,000	(67)
State Street Bank & Trust Co.	9/3/2015	USD	1,161,385	PHP	54,254,116	(795)
State Street Bank & Trust Co.	9/3/2015	USD	88,908	QAR	323,720	(2)

State Street Bank & Trust Co.	9/3/2015	USD	35,981	QAR	131,000	(3)
State Street Bank & Trust Co.	9/3/2015	USD	171,383	RUB	10,636,000	(5,898)
State Street Bank & Trust Co.	9/3/2015	USD	119,617	RUB	8,299,000	9,507
State Street Bank & Trust Co.	9/3/2015	USD	89,231	RUB	6,160,500	6,620
State Street Bank & Trust Co.	9/3/2015	USD	89,231	RUB	6,160,500	6,620
State Street Bank & Trust Co.	9/3/2015	USD	1,393,854	RUB	93,123,398	55,042
State Street Bank & Trust Co.	9/3/2015	USD	458,792	THB	16,060,000	(10,817)
State Street Bank & Trust Co.	9/3/2015	USD	37,769	THB	1,324,000	(838)
State Street Bank & Trust Co.	9/3/2015	USD	71,047	THB	2,525,000	(615)
State Street Bank & Trust Co.	9/3/2015	USD	53,293	THB	1,901,000	(266)
State Street Bank & Trust Co.	9/3/2015	USD	247,337	THB	8,867,040	(2)
State Street Bank & Trust Co.	9/3/2015	USD	1,581,740	TWD	49,896,000	(48,140)
State Street Bank & Trust Co.	9/3/2015	USD	76,266	TWD	2,412,000	(2,131)
State Street Bank & Trust Co.	9/3/2015	USD	429,650	TWD	13,998,000	592
State Street Bank & Trust Co.	9/3/2015	USD	322,972	TWD	10,494,000	(429)
State Street Bank & Trust Co.	9/3/2015	USD	7,878,660	TWD	255,812,206	(16,031)
The Bank of New York Mellon	9/3/2015	USD	238,123	BRL	857,956	(1,804)
The Bank of New York Mellon	9/3/2015	USD	372,209	BRL	1,329,716	(5,946)
The Bank of New York Mellon	9/3/2015	USD	5,377,872	BRL	19,587,553	17,408
The Bank of New York Mellon	9/3/2015	USD	318,934	MXN	5,352,000	1,326
The Bank of New York Mellon	9/3/2015	USD	2,358,712	MXN	39,581,303	9,804
The Bank of New York Mellon	9/3/2015	USD	25,536	QAR	93,000	5
The Bank of New York Mellon	9/3/2015	USD	38,444	QAR	140,000	5
The Bank of New York Mellon	9/3/2015	USD	1,085,118	QAR	3,951,000	(20)
The Bank of Nova Scotia	9/3/2015	USD	195,796	EGP	1,537,000	(646)
The Bank of Nova Scotia	9/3/2015	USD	452,387	MXN	7,264,197	(17,702)
The Bank of Nova Scotia	9/3/2015	USD	19,679	MXN	316,000	(770)
The Bank of Nova Scotia	9/3/2015	USD	569,391	MXN	9,143,000	(22,281)
Bank of Montreal	9/8/2015	USD	212,289	ZAR	2,775,500	(3,268)
Bank of Montreal	9/8/2015	USD	3,832,777	ZAR	50,889,500	(330)
JP Morgan & Chase Co.	9/8/2015	USD	9,566,909	ZAR	127,026,616	(639)
State Street Bank & Trust Co.	9/8/2015	USD	433,965	ZAR	5,507,000	(19,237)
State Street Bank & Trust Co.	9/8/2015	USD	285,486	ZAR	3,770,000	(1,571)
State Street Bank & Trust Co.	9/8/2015	USD	212,024	ZAR	2,775,500	(3,003)
The Bank of New York Mellon	9/8/2015	USD	797,982	ZAR	10,595,000	(81)
Bank of Montreal	9/8/2015	ZAR	53,665,000	USD	4,226,855	185,388
JP Morgan & Chase Co.	9/8/2015	ZAR	127,026,616	USD	10,005,247	438,977
State Street Bank & Trust Co.	9/8/2015	ZAR	5,186,131	USD	408,493	17,930
State Street Bank & Trust Co.	9/8/2015	ZAR	1,860,000	USD	145,948	5,873
The Bank of New York Mellon	9/8/2015	ZAR	13,000	USD	1,024	45
The Bank of New York Mellon	9/8/2015	ZAR	9,905,000	USD	774,388	28,450
The Bank of New York Mellon	9/8/2015	ZAR	677,000	USD	53,435	2,451
The Bank of New York Mellon	9/8/2015	ZAR	5,006,369	USD	377,064	38
JP Morgan & Chase Co.	10/2/2015	CZK	1,582,500	USD	65,615	(119)
State Street Bank & Trust Co.	10/2/2015	CZK	366,500	USD	15,195	(29)
State Street Bank & Trust Co.	10/2/2015	EUR	121,576	USD	136,285	(206)
Bank of Montreal	10/2/2015	HUF	69,083,000	USD	246,836	(451)
JP Morgan & Chase Co.	10/2/2015	HUF	190,696,500	USD	681,434	(1,177)
State Street Bank & Trust Co.	10/2/2015	HUF	42,774,500	USD	152,801	(313)
The Bank of New York Mellon	10/2/2015	HUF	650,000	USD	2,322	(4)
JP Morgan & Chase Co.	10/2/2015	PLN	17,992,000	USD	4,764,578	4,415
The Bank of New York Mellon	10/2/2015	PLN	136,000	USD	36,016	34
JP Morgan & Chase Co.	10/2/2015	TRY	9,388,172	USD	3,194,834	130
State Street Bank & Trust Co.	10/2/2015	TRY	433,000	USD	147,389	44
The Bank of New York Mellon	10/2/2015	TRY	550,000	USD	187,202	43
State Street Bank & Trust Co.	10/2/2015	USD	1,161	CZK	28,000	2
State Street Bank & Trust Co.	10/2/2015	USD	135,653	EUR	121,000	191
State Street Bank & Trust Co.	10/2/2015	USD	75,773	HUF	21,187,000	68
State Street Bank & Trust Co.	10/2/2015	USD	97,755	PLN	369,000	(128)
State Street Bank & Trust Co.	10/2/2015	USD	1,382,007	PLN	5,218,500	(1,343)
State Street Bank & Trust Co.	10/2/2015	USD	182,870	TRY	537,000	(134)
State Street Bank & Trust Co.	10/2/2015	USD	52,761	TRY	155,000	(16)
The Bank of New York Mellon	10/2/2015	USD	52,037	PLN	196,500	(49)

Bank of Montreal	10/5/2015	AED	1,520,000	USD	413,735	(23)
JP Morgan & Chase Co.	10/5/2015	AED	2,137,000	USD	581,687	(24)
The Bank of New York Mellon	10/5/2015	AED	3,147,039	USD	856,594	(59)
JP Morgan & Chase Co.	10/5/2015	BRL	18,292,797	USD	4,977,903	(4,485)
State Street Bank & Trust Co.	10/5/2015	BRL	6,669,375	USD	1,817,764	1,234
The Bank of New York Mellon	10/5/2015	BRL	19,587,553	USD	5,319,886	(15,153)
JP Morgan & Chase Co.	10/5/2015	CLP	1,993,592,800	USD	2,872,736	4,598
State Street Bank & Trust Co.	10/5/2015	CLP	29,273,000	USD	42,119	5
State Street Bank & Trust Co.	10/5/2015	CLP	218,018,500	USD	313,696	37
JP Morgan & Chase Co.	10/5/2015	COP	1,932,085,100	USD	626,668	(5,366)
State Street Bank & Trust Co.	10/5/2015	COP	98,239,500	USD	31,813	(323)
JP Morgan & Chase Co.	10/5/2015	EGP	10,659,002	USD	1,239,419	(36,723)
JP Morgan & Chase Co.	10/5/2015	HKD	289,039,563	USD	37,292,300	(1,620)
State Street Bank & Trust Co.	10/5/2015	HKD	76,842,300	USD	9,914,355	(379)
JP Morgan & Chase Co.	10/5/2015	IDR	56,621,179,500	USD	3,959,246	(37,813)
State Street Bank & Trust Co.	10/5/2015	IDR	18,934,740,500	USD	1,328,754	(7,906)
JP Morgan & Chase Co.	10/5/2015	KRW	26,112,304,000	USD	22,038,489	(14,735)
State Street Bank & Trust Co.	10/5/2015	KRW	7,472,454,900	USD	6,308,531	(2,353)
JP Morgan & Chase Co.	10/5/2015	MXN	119,015,000	USD	7,074,961	(29,750)
The Bank of New York Mellon	10/5/2015	MXN	39,581,303	USD	2,352,739	(10,104)
The Bank of New York Mellon	10/5/2015	MXN	5,352,000	USD	318,126	(1,366)
JP Morgan & Chase Co.	10/5/2015	MYR	22,826,332	USD	5,451,846	31,531
State Street Bank & Trust Co.	10/5/2015	MYR	4,814,260	USD	1,150,361	7,172
JP Morgan & Chase Co.	10/5/2015	PHP	93,717,000	USD	1,995,677	(5,826)
State Street Bank & Trust Co.	10/5/2015	PHP	54,254,116	USD	1,156,928	(1,771)
JP Morgan & Chase Co.	10/5/2015	QAR	1,199,000	USD	329,039	(199)
The Bank of New York Mellon	10/5/2015	QAR	3,951,000	USD	1,084,896	(22)
JP Morgan & Chase Co.	10/5/2015	RUB	97,878,155	USD	1,470,636	(36,163)
State Street Bank & Trust Co.	10/5/2015	RUB	14,891,800	USD	220,000	(9,254)
State Street Bank & Trust Co.	10/5/2015	RUB	25,844,000	USD	382,704	(15,155)
State Street Bank & Trust Co.	10/5/2015	RUB	93,123,398	USD	1,378,993	(54,608)
JP Morgan & Chase Co.	10/5/2015	THB	119,770,000	USD	3,318,096	(17,713)
State Street Bank & Trust Co.	10/5/2015	THB	8,867,040	USD	245,829	(1,134)
JP Morgan & Chase Co.	10/5/2015	TWD	487,572,884	USD	14,990,711	383
State Street Bank & Trust Co.	10/5/2015	TWD	255,812,206	USD	7,871,387	6,493
Bank of Montreal	10/5/2015	USD	49,761	CLP	34,469,500	(171)
Bank of Montreal	10/5/2015	USD	8,885	COP	27,485,000	106
Bank of Montreal	10/5/2015	USD	72,494	IDR	1,031,227,000	303
Bank of Montreal	10/5/2015	USD	419,240	KRW	495,908,500	(419)
Bank of Montreal	10/5/2015	USD	99,287	MYR	418,000	(30)
Bank of Montreal	10/5/2015	USD	46,619	PHP	2,179,000	(83)
Bank of Montreal	10/5/2015	USD	52,725	THB	1,901,000	221
Bank of Montreal	10/5/2015	USD	322,535	TWD	10,494,000	101
State Street Bank & Trust Co.	10/5/2015	USD	215,912	AED	793,000	(50)
State Street Bank & Trust Co.	10/5/2015	USD	594,712	BRL	2,182,000	(404)
State Street Bank & Trust Co.	10/5/2015	USD	229,161	BRL	844,000	718
State Street Bank & Trust Co.	10/5/2015	USD	14,152	CLP	9,816,000	(30)
State Street Bank & Trust Co.	10/5/2015	USD	35,033	COP	108,181,000	356
State Street Bank & Trust Co.	10/5/2015	USD	5,546,857	HKD	42,987,000	(372)
State Street Bank & Trust Co.	10/5/2015	USD	499,548	HKD	3,871,800	19
State Street Bank & Trust Co.	10/5/2015	USD	466,002	IDR	6,640,532,000	2,773
State Street Bank & Trust Co.	10/5/2015	USD	19,843	IDR	283,162,000	146
State Street Bank & Trust Co.	10/5/2015	USD	1,464,970	KRW	1,735,257,000	546
State Street Bank & Trust Co.	10/5/2015	USD	192,345	KRW	227,736,000	(9)
State Street Bank & Trust Co.	10/5/2015	USD	341,955	MXN	5,751,000	1,356
State Street Bank & Trust Co.	10/5/2015	USD	20,738	MXN	348,000	36
State Street Bank & Trust Co.	10/5/2015	USD	300,597	MYR	1,258,000	(1,874)
State Street Bank & Trust Co.	10/5/2015	USD	129,609	PHP	6,078,000	198
State Street Bank & Trust Co.	10/5/2015	USD	55,480	QAR	202,000	(12)
State Street Bank & Trust Co.	10/5/2015	USD	101,230	RUB	6,666,000	1,391
State Street Bank & Trust Co.	10/5/2015	USD	78,499	THB	2,827,000	238
State Street Bank & Trust Co.	10/5/2015	USD	1,743,346	TWD	56,657,000	(1,438)
State Street Bank & Trust Co.	10/5/2015	USD	159,568	TWD	5,181,000	(279)

State Street Bank & Trust Co.	10/5/2015	USD	417,705	ZAR	5,570,000	(219)
State Street Bank & Trust Co.	10/5/2015	USD	30,323	ZAR	404,000	(42)
The Bank of New York Mellon	10/5/2015	USD	34,568	AED	127,000	2
The Bank of New York Mellon	10/5/2015	USD	139,864	MXN	2,353,000	601
The Bank of New York Mellon	10/5/2015	USD	347,944	MXN	5,853,641	1,494
The Bank of New York Mellon	10/5/2015	USD	124,860	QAR	454,720	3
The Bank of New York Mellon	10/5/2015	USD	375,241	ZAR	5,006,369	(1)
The Bank of Nova Scotia	10/5/2015	USD	186,303	EGP	1,537,000	(2,287)
The Bank of Nova Scotia	10/5/2015	USD	241,333	EGP	1,991,000	(2,962)
Bank of Montreal	10/5/2015	ZAR	50,889,500	USD	3,814,448	148
JP Morgan & Chase Co.	10/5/2015	ZAR	127,026,616	USD	9,520,986	14
The Bank of New York Mellon	10/5/2015	ZAR	10,595,000	USD	794,124	1
JP Morgan & Chase Co.	10/6/2015	INR	644,676,144	USD	9,629,793	(183)
State Street Bank & Trust Co.	10/6/2015	INR	59,224,200	USD	885,000	327
State Street Bank & Trust Co.	10/6/2015	INR	24,600,854	USD	367,671	191
Bank of Montreal	10/6/2015	USD	149,581	INR	9,949,500	(958)
State Street Bank & Trust Co.	10/6/2015	USD	386,444	INR	25,857,000	(200)
State Street Bank & Trust Co.	10/6/2015	USD	79,094	INR	5,289,000	(88)

Total net unrealized appreciation						$4,599,881

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AED - Arab Emirates Dirham

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Kronua

EGP - Egyptian Pound

EUR - Euro

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Phillippine Peso

PLN - Polish Zloty

QAR - Qatari Rial

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Austria - 0.3%
Andritz AG	28,280	$1,355,688
Erste Group Bank AG*	101,248	3,017,046
OMV AG	53,382	1,368,170
Raiffeisen Bank International AG*	42,985	582,202
Voestalpine AG	41,251	1,509,042

		7,832,148

Belgium - 2.0%
Ageas	73,006	2,990,203
Anheuser-Busch InBev SA/NV	291,412	31,870,071
Colruyt SA	25,654	1,252,401
Delhaize Group	37,683	3,379,059
Groupe Bruxelles Lambert SA	29,503	2,292,636
KBC Groep NV	90,837	6,031,336
Proximus	55,430	1,996,326
Solvay SA (a)	21,500	2,530,831
Telenet Group Holding NV*	19,112	1,077,469
UCB SA	45,811	3,472,002
Umicore SA (a)	34,913	1,396,872

		58,289,206

Bermuda - 0.0%
Seadrill Ltd. (a)	136,234	1,021,059

Channel Islands - 0.1%
Randgold Resources Ltd.	33,926	2,061,027

Denmark - 2.7%
A.P. Moeller - Maersk A/S, Class A	1,404	2,345,154
A.P. Moeller - Maersk A/S, Class B	2,570	4,377,773
Carlsberg A/S, Class B	38,763	2,925,575
Coloplast A/S, Class B	40,268	2,743,117
Danske Bank A/S	255,859	7,924,249
DSV A/S	63,418	2,265,422
ISS A/S	53,834	1,876,928
Novo Nordisk A/S, Class B	709,853	39,402,186
Novozymes A/S, Class B	84,574	3,684,898
Pandora A/S	39,924	4,612,837
TDC A/S	296,690	1,877,466
Tryg A/S (a)	43,550	855,764
Vestas Wind Systems A/S	81,206	4,340,282
William Demant Holding A/S*(a)	8,878	721,442

		79,953,093

Finland - 1.3%
Elisa OYJ	51,551	1,718,077
Fortum OYJ (a)	160,965	2,620,886
Kone OYJ, Class B (a)	122,088	4,833,378
Metso OYJ (a)	41,146	1,015,780
Neste OYJ (a)	46,902	1,204,194
Nokia OYJ	1,332,992	8,346,626
Nokian Renkaat OYJ	41,368	1,118,280
Orion OYJ, Class B	36,772	1,459,904
Sampo OYJ, Class A	162,014	7,822,995
Stora Enso OYJ, Class R (a)	200,870	1,788,592
UPM-Kymmene OYJ	193,435	3,227,715
Wartsila OYJ Abp	53,617	2,221,332

		37,377,759

France - 14.8%
Accor SA	75,707	3,591,866
Aeroports de Paris	10,903	1,252,227
Air Liquide SA	124,637	14,944,132
Airbus Group SE	213,991	13,949,096
Alcatel-Lucent*	1,027,849	3,453,268
Alstom SA*(a)	78,594	2,440,325
Arkema SA	23,764	1,677,600
Atos SE	31,530	2,396,372
AXA SA	711,125	17,934,730
BNP Paribas SA	383,806	24,234,712
Bollore SA	313,925	1,697,235
Bouygues SA	73,599	2,803,064
Bureau Veritas SA	96,120	2,195,503
Cap Gemini SA	56,324	5,063,882
Carrefour SA	199,738	6,495,435
Casino Guichard-Perrachon SA	20,776	1,314,892
Christian Dior SE	19,764	3,668,255
Cie de Saint-Gobain	173,096	7,956,997
Cie Generale des Etablissements Michelin	67,509	6,536,892
CNP Assurances	62,774	968,571
Credit Agricole SA	373,460	5,064,539
Danone SA	209,980	13,051,442
Dassault Systemes SA	46,262	3,212,877
Edenred (a)	74,648	1,583,595
Electricite de France	88,423	1,914,021
Engie	529,516	9,498,191
Essilor International SA	74,330	8,874,726
Eurazeo SA	14,474	940,408
Eutelsat Communications SA	62,070	1,871,886
Fonciere des Regions REIT	11,004	918,327
Gecina SA REIT	12,590	1,587,966
Groupe Eurotunnel SE	170,842	2,312,976
Hermes International	9,581	3,404,392
ICADE REIT	12,058	863,944
Iliad SA	9,546	2,156,326
Imerys SA	12,671	874,024
Ingenico Group	19,657	2,435,205
JCDecaux SA	27,160	976,194
Kering	27,452	4,705,485
Klepierre REIT	68,269	3,004,556
Lagardere SCA	43,107	1,173,029
Legrand SA	96,625	5,576,417
L’Oreal SA	91,294	15,643,375
LVMH Moet Hennessy Louis Vuitton SE	101,240	16,887,534
Natixis SA	341,667	2,170,045
Numericable-SFR SAS*	35,637	1,833,337
Orange SA	719,399	11,374,440
Pernod Ricard SA	76,949	8,075,263
Peugeot SA*	156,772	2,709,183
Publicis Groupe SA	68,282	4,867,051
Remy Cointreau SA	8,954	531,121
Renault SA	69,665	5,791,932
Rexel SA	106,101	1,628,156
Safran SA	105,796	8,265,183
Sanofi	426,567	42,204,357
Schneider Electric SE	201,239	12,720,409
SCOR SE	56,216	1,983,315
Societe BIC SA	10,434	1,656,163
Societe Generale SA	262,907	12,820,090
Sodexo SA	34,164	3,006,769
Suez Environnement Co.	108,683	1,961,697
Technip SA	37,590	2,048,331
Thales SA	37,884	2,610,623
Total SA	781,500	35,784,220
Unibail-Rodamco SE REIT	35,692	9,261,937

Valeo SA	28,804	3,620,095
Vallourec SA	3,150	40,367
Veolia Environnement SA	163,018	3,576,280
Vinci SA	172,584	11,118,271
Vivendi SA	419,833	10,385,702
Wendel SA	10,402	1,334,757
Zodiac Aerospace	73,634	2,239,634

		438,725,217

Germany - 12.7%
adidas AG	75,831	5,677,433
Allianz SE	165,608	26,435,211
Axel Springer SE	16,218	982,198
BASF SE	332,846	26,824,889
Bayer AG	299,694	40,675,520
Bayerische Motoren Werke AG	119,987	11,070,337
Beiersdorf AG	36,526	3,024,057
Brenntag AG	55,997	3,115,448
Commerzbank AG*	385,781	4,325,561
Continental AG	39,875	8,477,045
Daimler AG	348,925	28,058,089
Deutsche Annington Immobilien SE	168,807	5,528,398
Deutsche Bank AG (b)	499,839	14,737,440
Deutsche Boerse AG	69,944	6,262,505
Deutsche Lufthansa AG*	84,448	1,028,652
Deutsche Post AG	351,134	9,675,246
Deutsche Telekom AG	1,150,570	19,682,926
Deutsche Wohnen AG	121,922	3,206,926
E.ON SE	725,159	8,222,781
Evonik Industries AG	50,830	1,893,969
Fraport AG Frankfurt Airport Services Worldwide	15,282	923,968
Fresenius Medical Care AG & Co. KGaA	79,090	6,053,671
Fresenius SE & Co. KGaA	137,725	9,744,220
GEA Group AG	66,739	2,606,202
Hannover Rueck SE	21,861	2,223,019
HeidelbergCement AG	51,086	3,861,474
Henkel AG & Co. KGaA	37,669	3,458,540
Hugo Boss AG	24,245	2,772,334
Infineon Technologies AG	409,118	4,477,963
K+S AG	69,371	2,594,942
Kabel Deutschland Holding AG*	8,032	1,089,230
LANXESS AG	33,500	1,702,912
Linde AG	67,315	11,700,717
MAN SE	12,964	1,360,191
Merck KGaA	46,845	4,482,380
Metro AG	59,618	1,741,409
Muenchener Rueckversicherungs-Gesellschaft AG	60,497	11,119,799
OSRAM Licht AG	32,242	1,706,259
ProSiebensat.1 Media SE	79,290	3,861,956
RWE AG	177,365	2,665,998
SAP SE	356,149	23,975,064
Siemens AG	287,341	28,522,903
Symrise AG	44,698	2,697,981
Telefonica Deutschland Holding AG	217,067	1,320,939
ThyssenKrupp AG	133,312	2,890,932
TUI AG	166,071	2,945,895
United Internet AG	44,582	2,168,442
Volkswagen AG	12,842	2,402,246

		375,976,217

Ireland - 1.4%
Bank of Ireland*	9,969,000	3,971,267
CRH PLC	297,684	8,915,655
Experian PLC	361,414	6,150,382
Kerry Group PLC, Class A	57,353	4,270,181
Shire PLC	215,592	16,623,953

		39,931,438

Italy - 3.5%
Assicurazioni Generali SpA	423,148	7,754,033
Atlantia SpA	149,626	4,006,145
Banca Monte dei Paschi di Siena SpA*	924,503	1,943,101
Banco Popolare SC*	132,330	2,274,921
Enel Green Power SpA	638,705	1,218,424
Enel SpA	2,555,784	11,517,734
Eni SpA (a)	921,913	15,135,036
EXOR SpA	35,699	1,641,237
Finmeccanica SpA*	146,667	1,986,501
Intesa Sanpaolo SpA	4,593,980	16,774,741
Intesa Sanpaolo SpA-RSP	340,263	1,124,092
Luxottica Group SpA	61,150	4,144,599
Mediobanca SpA	205,170	2,060,564
Pirelli & C. SpA	92,741	1,554,790
Prysmian SpA	70,704	1,513,017
Saipem SpA*(a)	96,775	932,293
Snam SpA	761,177	3,725,808
Telecom Italia SpA*(a)	3,661,388	4,449,625
Telecom Italia SpA-RSP	2,202,362	2,208,170
Terna Rete Elettrica Nazionale SpA	546,318	2,547,829
UniCredit SpA	1,733,846	11,343,009
Unione di Banche Italiane SCpA	326,801	2,552,359
UnipolSai SpA	401,750	920,578

		103,328,606

Luxembourg - 0.4%
ArcelorMittal (a)	362,114	2,819,625
Millicom International Cellular SA SDR	23,967	1,599,499
RTL Group SA	14,162	1,233,682
SES SA FDR	116,217	3,452,668
Tenaris SA	172,646	2,243,439

		11,348,913

Mexico - 0.0%
Fresnillo PLC (a)(c)	80,590	767,341

Netherlands - 6.3%
Aegon NV	656,555	4,041,812
Akzo Nobel NV	88,936	6,021,880
Altice NV, Class A*	94,730	2,702,699
Altice NV, Class B*	31,502	989,088
ASML Holding NV	125,587	11,510,909
Delta Lloyd NV	80,008	849,953
Gemalto NV	29,240	2,106,501
Heineken Holding NV	36,798	2,568,407
Heineken NV	83,498	6,605,632
ING Groep NV	1,401,456	21,458,640
Koninklijke Ahold NV	324,107	6,406,491
Koninklijke Boskalis Westminster NV	31,471	1,639,677
Koninklijke DSM NV	65,746	3,460,859
Koninklijke KPN NV	1,160,629	4,521,914
Koninklijke Philips NV	338,778	8,713,226
Koninklijke Vopak NV	25,597	1,054,729
NN Group NV	70,502	2,153,865
OCI NV*	30,880	910,651
QIAGEN NV*	80,471	2,127,924
Randstad Holding NV	46,009	2,909,283
RELX NV	369,434	5,693,964
Royal Dutch Shell PLC, Class A	1,421,863	36,982,227
Royal Dutch Shell PLC, Class B (a)	890,956	23,330,721
TNT Express NV	181,427	1,534,235
Unilever NV	590,335	23,672,357
Wolters Kluwer NV	109,396	3,467,920

		187,435,564

Norway - 0.8%
DNB ASA	354,170	5,069,174
Gjensidige Forsikring ASA	72,998	1,084,518
Norsk Hydro ASA	490,803	1,700,424
Orkla ASA	297,945	2,197,048
Statoil ASA	404,445	6,057,654
Telenor ASA	272,052	5,429,661
Yara International ASA	65,073	2,905,052

		24,443,531

Portugal - 0.2%
Banco Comercial Portugues SA, Class R*	13,972,811	987,810
Banco Espirito Santo SA*	56,984	0
EDP - Energias de Portugal SA	839,231	2,943,877
Galp Energia SGPS SA	139,740	1,473,531
Jeronimo Martins SGPS SA	91,802	1,272,238

		6,677,456

South Africa - 0.1%
Mondi PLC	134,188	3,043,363

Spain - 5.3%
Abertis Infraestructuras SA	170,920	2,830,926
ACS Actividades de Construccion y Servicios SA	70,632	2,293,370
Aena SA, 144A*	24,467	2,814,192
Amadeus IT Holding SA, Class A	162,208	6,791,203
Banco Bilbao Vizcaya Argentaria SA	2,284,994	21,187,124
Banco de Sabadell SA (a)	1,789,388	3,815,112
Banco Popular Espanol SA	614,279	2,633,855
Banco Santander SA	5,188,432	31,789,080
Bankia SA (a)	1,683,667	2,034,797
Bankinter SA	244,333	1,842,471
CaixaBank SA	940,677	4,074,525
Distribuidora Internacional de Alimentacion SA*	224,170	1,349,825
Enagas SA	77,879	2,134,102
Endesa SA	116,079	2,409,764
Ferrovial SA	160,430	3,838,150
Gas Natural SDG SA	126,922	2,577,892
Grifols SA	54,530	2,236,822
Iberdrola SA	1,958,259	13,305,570
Industria de Diseno Textil SA	395,314	13,192,659
Mapfre SA	396,925	1,171,422
Red Electrica Corp. SA	39,447	3,153,458
Repsol SA	384,623	5,505,096
Telefonica SA	1,610,706	22,755,752
Zardoya Otis SA (a)	65,601	701,540

		156,438,707

Sweden - 4.4%
Alfa Laval AB	106,431	1,795,222
Assa Abloy AB, Class B	363,237	6,954,963
Atlas Copco AB, Class A	243,363	6,137,255
Atlas Copco AB, Class B	141,426	3,227,439
Boliden AB	99,124	1,638,017
Electrolux AB, Series B	87,198	2,462,679
Elekta AB, Class B*	10,325	63,967
Getinge AB, Class B (a)	72,530	1,612,349
Hennes & Mauritz AB, Class B	344,066	13,240,811
Hexagon AB, Class B	93,618	3,016,654
Husqvarna AB, Class B	150,404	977,111
ICA Gruppen AB	28,149	1,045,696
Industrivarden AB, Class C	59,845	1,090,019
Investment AB Kinnevik, Class B	85,315	2,411,514
Investor AB, Class B	165,065	5,944,758
Lundin Petroleum AB*	79,505	1,038,655
Nordea Bank AB	1,100,764	13,028,178
Sandvik AB	386,398	3,733,446
Securitas AB, Class B	113,496	1,447,858

Skandinaviska Enskilda Banken AB, Class A	550,470	6,407,845
Skanska AB, Class B	137,718	2,700,353
SKF AB, Class B	145,078	2,774,407
Svenska Cellulosa AB SCA, Class B	213,256	6,080,793
Svenska Handelsbanken AB, Class A	542,662	8,108,521
Swedbank AB, Class A	328,183	7,497,117
Swedish Match AB	71,224	2,105,760
Tele2 AB, Class B	116,467	1,150,775
Telefonaktiebolaget LM Ericsson, Class B	1,102,879	10,753,917
TeliaSonera AB	941,509	5,313,643
Volvo AB, Class B	557,131	6,060,922

		129,820,644

Switzerland - 15.1%
ABB Ltd.*	796,896	15,391,350
Actelion Ltd.*	37,238	5,085,001
Adecco SA*	61,647	4,843,624
Aryzta AG*	31,609	1,621,243
Baloise Holding AG	18,250	2,235,349
Barry Callebaut AG*	709	778,202
Chocoladefabriken Lindt & Spruengli AG	37	2,491,227
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	348	1,965,634
Cie Financiere Richemont SA	189,179	14,159,314
Coca-Cola HBC AG CDI*(a)	73,656	1,511,142
Credit Suisse Group AG*	563,942	15,139,187
Dufry AG*(a)	14,656	1,971,013
EMS-Chemie Holding AG	2,906	1,310,729
Geberit AG	13,697	4,354,304
Givaudan SA*	3,360	5,787,410
Glencore PLC*	4,060,435	9,240,156
Julius Baer Group Ltd.*	81,111	3,949,614
Kuehne + Nagel International AG	19,579	2,608,778
LafargeHolcim Ltd.*	134,055	8,528,819
Lonza Group AG*	19,192	2,632,658
Nestle SA	1,168,653	86,199,719
Novartis AG	824,694	80,792,967
Pargesa Holding SA	11,298	693,086
Partners Group Holding AG	5,817	1,879,024
Roche Holding AG	254,615	69,537,433
Schindler Holding AG	7,400	1,152,889
Schindler Holding AG Participation Certificates	16,265	2,495,318
SGS SA	1,988	3,508,538
Sika AG	771	2,553,117
Sonova Holding AG	19,485	2,537,797
STMicroelectronics NV	232,626	1,689,713
Sulzer AG (a)	8,886	906,847
Swatch Group AG (The) - Bearer (a)	11,178	4,282,019
Swatch Group AG (The) - Registered	18,127	1,342,671
Swiss Life Holding AG*	11,685	2,736,755
Swiss Prime Site AG*	23,990	1,882,420
Swiss Re AG	127,614	10,963,992
Swisscom AG	9,383	5,071,761
Syngenta AG	33,686	11,674,142
Transocean Ltd. (a)	132,223	1,808,295
UBS Group AG*	1,323,381	27,421,840
Wolseley PLC	95,040	6,135,424
Zurich Insurance Group AG*	54,476	14,973,644

		447,844,165

United Arab Emirates - 0.0%
Orascom Construction Ltd.*	7,720	88,703

United Kingdom - 27.2%
3i Group PLC	355,294	2,681,279
Aberdeen Asset Management PLC	340,146	1,664,507
Admiral Group PLC	77,085	1,833,442
Aggreko PLC (a)	93,469	1,530,374

Amec Foster Wheeler PLC	143,245	1,772,758
Anglo American PLC	510,052	5,799,603
Antofagasta PLC	145,355	1,358,354
ARM Holdings PLC	515,316	7,381,652
Ashtead Group PLC	183,986	2,669,389
Associated British Foods PLC	130,060	6,390,439
AstraZeneca PLC	461,153	29,154,652
Aviva PLC	1,460,948	10,845,916
Babcock International Group PLC	92,646	1,377,577
BAE Systems PLC	1,151,634	7,991,175
Barclays PLC	6,024,669	24,170,601
Barratt Developments PLC	362,357	3,555,845
BG Group PLC	1,246,539	19,024,793
BHP Billiton PLC	771,033	13,393,220
BP PLC	6,660,128	36,842,870
British American Tobacco PLC	680,656	36,336,887
British Land Co. PLC REIT	353,772	4,451,465
BT Group PLC	3,055,549	20,506,143
Bunzl PLC	122,364	3,265,268
Burberry Group PLC	162,357	3,515,310
Capita PLC	241,737	4,584,872
Carnival PLC	67,381	3,432,742
Centrica PLC	1,814,297	6,770,762
CNH Industrial NV (a)	346,313	2,735,839
Cobham PLC	419,370	1,812,156
Compass Group PLC	608,187	9,659,243
Croda International PLC	49,686	2,204,946
Diageo PLC	918,439	24,381,590
Direct Line Insurance Group PLC	502,296	2,721,592
Dixons Carphone PLC	357,654	2,367,603
easyJet PLC	58,124	1,501,085
Fiat Chrysler Automobiles NV*	325,950	4,586,672
G4S PLC	567,026	2,231,804
GKN PLC	600,251	2,686,798
GlaxoSmithKline PLC	1,776,040	36,532,986
Hammerson PLC REIT	286,603	2,761,888
Hargreaves Lansdown PLC	96,023	1,657,652
HSBC Holdings PLC	7,016,603	55,848,146
ICAP PLC	203,168	1,415,704
IMI PLC	100,149	1,595,180
Imperial Tobacco Group PLC	349,333	16,933,816
Inmarsat PLC (a)	163,865	2,466,725
InterContinental Hotels Group PLC	86,278	3,251,577
International Consolidated Airlines Group SA*	295,266	2,464,774
Intertek Group PLC	59,010	2,296,363
Intu Properties PLC REIT	339,528	1,682,843
Investec PLC	203,303	1,667,466
ITV PLC	1,398,743	5,370,205
J Sainsbury PLC (a)	489,254	1,822,090
Johnson Matthey PLC	74,892	3,108,625
Kingfisher PLC	856,686	4,682,537
Land Securities Group PLC REIT	288,759	5,547,604
Legal & General Group PLC	2,169,561	8,412,842
Lloyds Banking Group PLC	20,845,659	24,751,981
London Stock Exchange Group PLC	114,024	4,409,227
Marks & Spencer Group PLC	601,497	4,813,416
Meggitt PLC	291,763	2,137,363
Melrose Industries PLC	363,172	1,487,953
Merlin Entertainments PLC, 144A	261,498	1,558,924
National Grid PLC	1,364,965	18,015,075
Next PLC	52,966	6,457,385
Old Mutual PLC	1,798,733	5,525,816
Pearson PLC	299,497	5,207,005
Persimmon PLC*	111,942	3,612,417
Petrofac Ltd. (a)	94,801	1,297,608
Prudential PLC	937,449	20,398,089
Reckitt Benckiser Group PLC	235,864	20,836,439
RELX PLC	412,645	6,616,960

Rexam PLC	257,604	2,128,648
Rio Tinto PLC	464,580	17,023,954
Rolls-Royce Holdings PLC*	678,553	7,741,593
Royal Bank of Scotland Group PLC*	1,136,537	5,873,829
Royal Mail PLC	292,297	2,081,172
RSA Insurance Group PLC	371,116	2,927,106
SABMiller PLC	353,854	16,582,834
Sage Group PLC (The)	393,615	3,113,622
Schroders PLC	45,454	1,979,475
Segro PLC REIT	273,434	1,760,571
Severn Trent PLC	87,327	2,783,240
Sky PLC	376,935	6,032,765
Smith & Nephew PLC	327,177	5,838,860
Smiths Group PLC	144,169	2,497,649
Sports Direct International PLC*	98,272	1,197,336
SSE PLC	360,549	8,138,466
Standard Chartered PLC	902,714	10,596,861
Standard Life PLC	715,654	4,569,476
Subsea 7 SA*	97,098	826,336
Tate & Lyle PLC	171,539	1,426,684
Taylor Wimpey PLC	1,188,338	3,670,704
Tesco PLC	2,965,585	8,707,720
Travis Perkins PLC	90,915	2,857,137
Tullow Oil PLC*(a)	335,409	1,148,774
Unilever PLC	468,668	18,863,801
United Utilities Group PLC	249,017	3,267,087
Vodafone Group PLC	9,678,684	33,669,250
Weir Group PLC (The) (a)	77,845	1,677,117
Whitbread PLC	66,332	4,882,682
William Hill PLC	319,143	1,763,005
WM Morrison Supermarkets PLC (a)	810,740	2,096,270
WPP PLC	479,285	9,936,073

		803,496,001

TOTAL COMMON STOCKS
(Cost $3,074,841,158)		2,915,900,158

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	19,966	1,454,293
FUCHS PETROLUB SE	25,335	1,093,116
Henkel AG & Co. KGaA	64,577	6,760,965
Porsche Automobil Holding SE	55,504	3,868,432
Volkswagen AG	58,916	11,206,040

		24,382,846

TOTAL PREFERRED STOCKS
(Cost $28,628,655)		24,382,846

SECURITIES LENDING COLLATERAL - 2.3%
Daily Assets Fund Institutional, 0.16% (d)(e)
(Cost $67,039,504)	67,039,504	67,039,504

TOTAL INVESTMENTS - 101.7%
(Cost $3,170,509,317) (f)		$3,007,322,508
Other assets and liabilities, net - (1.7%)		(50,987,994)

NET ASSETS - 100.0%		$2,956,334,514

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $58,479,812, which is 2.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Listed on London Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $3,183,522,048. The net unrealized depreciation was $176,199,540 which consisted of aggregate gross unrealized appreciation of $45,632,144 and aggregate gross unrealized depreciation of $221,831,684.

A summary of the Fund’s transactions of Deutsche Bank AG common stock during the period ended August 31, 2015 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain / (Loss) ($)	Value ($) at 8/31/15
Deutsche Bank AG	$12,693,883	$3,482,434	$(965,600)	$(139,413)	$14,737,440

CDI - Chess Depositary Interest.

FDR- Fiduciary Depositary Receipt.

REIT - Real Estate Investment Trust.

RSP - Risparmio (Convertible Savings Shares).

SDR- Swedish Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Consumer, Non-cyclical	30.0%
Financial	23.1%
Consumer, Cyclical	9.6%
Industrial	9.5%
Communications	8.2%
Energy	6.8%
Basic Materials	6.3%
Utilities	3.9%
Technology	2.5%
Diversified	0.1%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral.

SectorBreakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/2/2015	CHF	1,914,000	USD	1,959,512	$(20,523)
Bank of Montreal	9/2/2015	CHF	3,285,000	USD	3,352,113	(46,222)
Bank of Montreal	9/2/2015	CHF	1,552,500	USD	1,579,126	(26,937)
Bank of Montreal	9/2/2015	CHF	52,812,000	USD	55,000,755	366,710
Canadian Imperial Bank of Commerce	9/2/2015	CHF	80,236,500	USD	83,558,363	553,656
JP Morgan & Chase Co.	9/2/2015	CHF	82,512,377	USD	85,919,963	560,860
RBC Capital Markets	9/2/2015	CHF	8,636,500	USD	8,940,125	5,660
RBC Capital Markets	9/2/2015	CHF	2,271,000	USD	2,382,251	32,900
RBC Capital Markets	9/2/2015	CHF	533,000	USD	550,273	(1,116)
RBC Capital Markets	9/2/2015	CHF	55,018,000	USD	57,296,689	380,536
RBC Capital Markets	9/2/2015	CHF	1,914,000	USD	1,959,534	(20,500)
State Street Bank & Trust Co.	9/2/2015	CHF	533,000	USD	550,129	(1,259)
State Street Bank & Trust Co.	9/2/2015	CHF	83,376,000	USD	86,829,468	576,947
State Street Bank & Trust Co.	9/2/2015	CHF	1,610,000	USD	1,711,996	46,450
The Bank of New York Mellon	9/2/2015	CHF	5,238,000	USD	5,412,236	(6,478)
The Bank of New York Mellon	9/2/2015	CHF	110,500	USD	113,050	(1,262)
The Bank of Nova Scotia	9/2/2015	CHF	1,610,000	USD	1,712,010	46,464
The Bank of Nova Scotia	9/2/2015	CHF	3,441,000	USD	3,566,394	6,678
The Bank of Nova Scotia	9/2/2015	CHF	3,285,000	USD	3,351,049	(47,285)
The Bank of Nova Scotia	9/2/2015	CHF	17,428,994	USD	18,150,665	120,360
The Bank of Nova Scotia	9/2/2015	CHF	8,636,500	USD	8,937,192	2,727
The Bank of Nova Scotia	9/2/2015	CHF	1,552,500	USD	1,578,795	(27,267)
The Bank of Nova Scotia	9/2/2015	CHF	22,885,000	USD	23,831,514	156,968
The Bank of Nova Scotia	9/2/2015	CHF	2,271,000	USD	2,381,302	31,951
Bank of Montreal	9/2/2015	DKK	1,999,500	USD	295,317	(5,299)
Bank of Montreal	9/2/2015	DKK	2,532,500	USD	374,355	(6,395)
Bank of Montreal	9/2/2015	DKK	57,906,500	USD	8,579,275	(126,702)
Bank of Montreal	9/2/2015	DKK	4,307,500	USD	631,264	(16,349)
Canadian Imperial Bank of Commerce	9/2/2015	DKK	98,605,500	USD	14,608,763	(216,122)
JP Morgan & Chase Co.	9/2/2015	DKK	129,648,031	USD	19,206,973	(285,014)
RBC Capital Markets	9/2/2015	DKK	765,500	USD	112,465	(2,625)
RBC Capital Markets	9/2/2015	DKK	2,975,000	USD	451,826	4,549
RBC Capital Markets	9/2/2015	DKK	11,347,000	USD	1,709,478	3,508
RBC Capital Markets	9/2/2015	DKK	2,532,500	USD	374,349	(6,401)
State Street Bank & Trust Co.	9/2/2015	DKK	2,078,000	USD	319,996	7,578
State Street Bank & Trust Co.	9/2/2015	DKK	102,869,000	USD	15,240,710	(225,173)
State Street Bank & Trust Co.	9/2/2015	DKK	765,500	USD	112,455	(2,635)
The Bank of New York Mellon	9/2/2015	DKK	5,841,000	USD	857,550	(20,618)
The Bank of New York Mellon	9/2/2015	DKK	203,900	USD	29,768	(887)
The Bank of Nova Scotia	9/2/2015	DKK	5,495,000	USD	810,747	(15,401)
The Bank of Nova Scotia	9/2/2015	DKK	1,999,500	USD	295,281	(5,334)
The Bank of Nova Scotia	9/2/2015	DKK	95,767,000	USD	14,188,439	(209,690)
The Bank of Nova Scotia	9/2/2015	DKK	2,975,000	USD	451,709	4,431
The Bank of Nova Scotia	9/2/2015	DKK	4,307,500	USD	631,173	(16,440)
The Bank of Nova Scotia	9/2/2015	DKK	26,822,000	USD	3,973,578	(58,987)
The Bank of Nova Scotia	9/2/2015	DKK	2,078,000	USD	319,994	7,576
The Bank of Nova Scotia	9/2/2015	DKK	11,347,000	USD	1,709,102	3,132
Bank of Montreal	9/2/2015	EUR	5,757,500	USD	6,351,472	(109,280)
Bank of Montreal	9/2/2015	EUR	10,201,000	USD	11,152,498	(294,508)
Bank of Montreal	9/2/2015	EUR	4,810,000	USD	5,300,452	(97,068)
Bank of Montreal	9/2/2015	EUR	166,274,000	USD	183,769,350	(2,814,278)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	249,888,976	USD	276,183,543	(4,228,257)
JP Morgan & Chase Co.	9/2/2015	EUR	248,356,997	USD	274,469,996	(4,222,700)
RBC Capital Markets	9/2/2015	EUR	172,660,500	USD	190,830,428	(2,919,783)
RBC Capital Markets	9/2/2015	EUR	1,764,500	USD	1,934,030	(45,996)
RBC Capital Markets	9/2/2015	EUR	26,032,500	USD	29,271,438	59,184
RBC Capital Markets	9/2/2015	EUR	5,757,500	USD	6,351,519	(109,234)

RBC Capital Markets	9/2/2015	EUR	6,832,000	USD	7,744,509	78,011
State Street Bank & Trust Co.	9/2/2015	EUR	4,766,000	USD	5,477,540	129,394
State Street Bank & Trust Co.	9/2/2015	EUR	1,764,500	USD	1,933,858	(46,167)
State Street Bank & Trust Co.	9/2/2015	EUR	262,950,000	USD	290,623,647	(4,444,524)
The Bank of New York Mellon	9/2/2015	EUR	12,581,000	USD	13,774,559	(343,154)
The Bank of New York Mellon	9/2/2015	EUR	2,259,000	USD	2,459,825	(75,102)
The Bank of Nova Scotia	9/2/2015	EUR	33,571,000	USD	37,101,991	(569,557)
The Bank of Nova Scotia	9/2/2015	EUR	4,766,000	USD	5,477,611	129,466
The Bank of Nova Scotia	9/2/2015	EUR	66,787,000	USD	73,814,996	(1,129,738)
The Bank of Nova Scotia	9/2/2015	EUR	13,474,000	USD	14,830,495	(289,294)
The Bank of Nova Scotia	9/2/2015	EUR	6,832,000	USD	7,743,184	76,685
The Bank of Nova Scotia	9/2/2015	EUR	10,201,000	USD	11,151,733	(295,273)
The Bank of Nova Scotia	9/2/2015	EUR	4,810,000	USD	5,299,971	(97,549)
The Bank of Nova Scotia	9/2/2015	EUR	26,032,500	USD	29,266,491	54,238
Bank of Montreal	9/2/2015	GBP	2,693,000	USD	4,217,674	85,278
Bank of Montreal	9/2/2015	GBP	4,735,500	USD	7,348,037	81,434
Bank of Montreal	9/2/2015	GBP	79,344,000	USD	123,788,542	2,035,534
Bank of Montreal	9/2/2015	GBP	2,222,500	USD	3,464,037	53,621
Bank of Montreal	9/2/2015	GBP	3,203,855	USD	5,000,000	83,699
Canadian Imperial Bank of Commerce	9/2/2015	GBP	128,110,500	USD	199,870,956	3,285,976
JP Morgan & Chase Co.	9/2/2015	GBP	115,685,825	USD	180,477,754	2,958,381
RBC Capital Markets	9/2/2015	GBP	816,000	USD	1,271,349	19,201
RBC Capital Markets	9/2/2015	GBP	12,262,000	USD	18,900,733	84,749
RBC Capital Markets	9/2/2015	GBP	89,079,000	USD	138,977,938	2,286,617
RBC Capital Markets	9/2/2015	GBP	3,207,000	USD	4,962,416	41,289
RBC Capital Markets	9/2/2015	GBP	2,693,000	USD	4,217,725	85,329
State Street Bank & Trust Co.	9/2/2015	GBP	2,259,000	USD	3,545,376	78,951
State Street Bank & Trust Co.	9/2/2015	GBP	816,000	USD	1,271,150	19,002
State Street Bank & Trust Co.	9/2/2015	GBP	134,020,000	USD	209,093,313	3,440,232
The Bank of New York Mellon	9/2/2015	GBP	6,148,000	USD	9,579,691	145,613
The Bank of New York Mellon	9/2/2015	GBP	580,900	USD	905,302	13,913
The Bank of Nova Scotia	9/2/2015	GBP	15,361,429	USD	23,966,134	394,090
The Bank of Nova Scotia	9/2/2015	GBP	12,262,000	USD	18,899,249	83,266
The Bank of Nova Scotia	9/2/2015	GBP	2,259,000	USD	3,545,410	78,985
The Bank of Nova Scotia	9/2/2015	GBP	4,735,500	USD	7,347,247	80,643
The Bank of Nova Scotia	9/2/2015	GBP	2,836,000	USD	4,424,393	72,563
The Bank of Nova Scotia	9/2/2015	GBP	3,207,000	USD	4,962,031	40,904
The Bank of Nova Scotia	9/2/2015	GBP	2,222,500	USD	3,463,633	53,217
Bank of Montreal	9/2/2015	NOK	30,831,000	USD	3,790,204	63,188
Bank of Montreal	9/2/2015	NOK	999,000	USD	120,613	(151)
Bank of Montreal	9/2/2015	NOK	837,000	USD	102,010	829
Bank of Montreal	9/2/2015	NOK	1,778,500	USD	214,836	(158)
Canadian Imperial Bank of Commerce	9/2/2015	NOK	47,162,000	USD	5,797,974	96,779
JP Morgan & Chase Co.	9/2/2015	NOK	47,789,092	USD	5,874,997	97,995
RBC Capital Markets	9/2/2015	NOK	999,000	USD	120,613	(151)
RBC Capital Markets	9/2/2015	NOK	312,000	USD	37,832	116
RBC Capital Markets	9/2/2015	NOK	1,210,500	USD	144,376	(1,956)
RBC Capital Markets	9/2/2015	NOK	4,552,500	USD	548,021	(2,310)
State Street Bank & Trust Co.	9/2/2015	NOK	833,500	USD	101,147	389
State Street Bank & Trust Co.	9/2/2015	NOK	48,952,500	USD	6,018,101	100,460
State Street Bank & Trust Co.	9/2/2015	NOK	312,000	USD	37,810	94
The Bank of New York Mellon	9/2/2015	NOK	2,561,500	USD	310,890	1,242
The Bank of New York Mellon	9/2/2015	NOK	101,600	USD	12,256	(26)
The Bank of Nova Scotia	9/2/2015	NOK	837,000	USD	101,945	764
The Bank of Nova Scotia	9/2/2015	NOK	49,607,500	USD	6,098,595	101,775
The Bank of Nova Scotia	9/2/2015	NOK	380,000	USD	46,714	777
The Bank of Nova Scotia	9/2/2015	NOK	4,552,500	USD	547,605	(2,726)
The Bank of Nova Scotia	9/2/2015	NOK	1,778,500	USD	214,756	(239)
The Bank of Nova Scotia	9/2/2015	NOK	833,500	USD	101,146	388
The Bank of Nova Scotia	9/2/2015	NOK	1,210,500	USD	144,314	(2,018)
The Bank of Nova Scotia	9/2/2015	NOK	1,100,000	USD	134,854	1,881
Bank of Montreal	9/2/2015	SEK	152,932,000	USD	17,842,178	(222,079)
Bank of Montreal	9/2/2015	SEK	4,324,000	USD	497,592	(13,157)

Bank of Montreal	9/2/2015	SEK	9,089,500	USD	1,040,545	(33,103)
Bank of Montreal	9/2/2015	SEK	5,226,000	USD	611,559	(5,734)
Canadian Imperial Bank of Commerce	9/2/2015	SEK	240,329,500	USD	28,038,535	(349,074)
JP Morgan & Chase Co.	9/2/2015	SEK	221,079,146	USD	25,789,644	(324,122)
RBC Capital Markets	9/2/2015	SEK	158,831,000	USD	18,529,913	(231,131)
RBC Capital Markets	9/2/2015	SEK	6,254,000	USD	737,127	(1,593)
RBC Capital Markets	9/2/2015	SEK	1,582,500	USD	183,147	(3,777)
RBC Capital Markets	9/2/2015	SEK	23,801,000	USD	2,811,133	(230)
RBC Capital Markets	9/2/2015	SEK	5,226,000	USD	611,554	(5,739)
State Street Bank & Trust Co.	9/2/2015	SEK	1,582,500	USD	183,094	(3,830)
State Street Bank & Trust Co.	9/2/2015	SEK	4,395,000	USD	524,560	5,424
State Street Bank & Trust Co.	9/2/2015	SEK	248,365,500	USD	28,976,352	(360,466)
The Bank of New York Mellon	9/2/2015	SEK	550,000	USD	63,203	(1,763)
The Bank of New York Mellon	9/2/2015	SEK	12,439,000	USD	1,439,440	(29,849)
The Bank of Nova Scotia	9/2/2015	SEK	7,926,000	USD	921,182	(15,033)
The Bank of Nova Scotia	9/2/2015	SEK	6,254,000	USD	736,584	(2,135)
The Bank of Nova Scotia	9/2/2015	SEK	9,089,500	USD	1,040,239	(33,409)
The Bank of Nova Scotia	9/2/2015	SEK	28,724,000	USD	3,350,996	(41,869)
The Bank of Nova Scotia	9/2/2015	SEK	23,801,000	USD	2,809,969	(1,394)
The Bank of Nova Scotia	9/2/2015	SEK	4,395,000	USD	524,623	5,487
The Bank of Nova Scotia	9/2/2015	SEK	4,324,000	USD	497,399	(13,350)
The Bank of Nova Scotia	9/2/2015	SEK	29,673,500	USD	3,461,924	(43,096)
Bank of Montreal	9/2/2015	USD	6,996,423	CHF	6,718,000	(46,648)
Bank of Montreal	9/2/2015	USD	691,895	DKK	4,670,000	10,218
Bank of Montreal	9/2/2015	USD	1,372,826	DKK	9,266,000	20,274
Bank of Montreal	9/2/2015	USD	5,000,000	EUR	4,588,377	148,826
Bank of Montreal	9/2/2015	USD	25,312,854	EUR	22,903,000	387,646
Bank of Montreal	9/2/2015	USD	17,623,454	GBP	11,296,000	(289,794)
Bank of Montreal	9/2/2015	USD	779,714	NOK	6,342,500	(12,999)
Bank of Montreal	9/2/2015	USD	562,304	NOK	4,574,000	(9,374)
Bank of Montreal	9/2/2015	USD	2,394,248	SEK	20,522,000	29,801
The Bank of New York Mellon	9/2/2015	USD	366,199	EUR	331,900	6,242
The Bank of New York Mellon	9/2/2015	USD	1,156,113	GBP	743,000	(15,983)
The Bank of Nova Scotia	9/2/2015	USD	368,700	GBP	236,000	(6,560)
Bank of Montreal	10/2/2015	CHF	3,138,500	USD	3,264,687	14,575
Bank of Montreal	10/2/2015	CHF	52,845,500	USD	54,698,126	(26,664)
Canadian Imperial Bank of Commerce	10/2/2015	CHF	80,236,500	USD	83,048,953	(40,915)
JP Morgan & Chase Co.	10/2/2015	CHF	82,512,377	USD	85,399,301	(47,379)
RBC Capital Markets	10/2/2015	CHF	3,138,500	USD	3,264,758	14,647
RBC Capital Markets	10/2/2015	CHF	68,372,500	USD	70,763,602	(40,358)
State Street Bank & Trust Co.	10/2/2015	CHF	85,519,000	USD	88,517,531	(42,692)
The Bank of New York Mellon	10/2/2015	CHF	5,348,500	USD	5,535,890	(2,813)
The Bank of Nova Scotia	10/2/2015	CHF	61,109,994	USD	63,252,024	(31,162)
Bank of Montreal	10/2/2015	DKK	4,125,500	USD	618,805	(1,890)
Bank of Montreal	10/2/2015	DKK	52,810,000	USD	7,933,122	(12,312)
Canadian Imperial Bank of Commerce	10/2/2015	DKK	98,605,500	USD	14,812,804	(22,711)
JP Morgan & Chase Co.	10/2/2015	DKK	129,648,031	USD	19,475,883	(30,080)
RBC Capital Markets	10/2/2015	DKK	17,620,000	USD	2,646,742	(4,243)
RBC Capital Markets	10/2/2015	DKK	4,125,500	USD	618,829	(1,866)
State Street Bank & Trust Co.	10/2/2015	DKK	105,712,500	USD	15,880,020	(24,765)
The Bank of New York Mellon	10/2/2015	DKK	6,044,900	USD	908,059	(1,416)
The Bank of Nova Scotia	10/2/2015	DKK	150,791,000	USD	22,652,005	(34,986)
Bank of Montreal	10/2/2015	EUR	159,551,123	USD	178,852,023	(271,983)
Bank of Montreal	10/2/2015	EUR	9,488,500	USD	10,619,567	(32,932)
Canadian Imperial Bank of Commerce	10/2/2015	EUR	249,888,976	USD	280,118,045	(425,980)
JP Morgan & Chase Co.	10/2/2015	EUR	248,356,997	USD	278,389,070	(435,041)
RBC Capital Markets	10/2/2015	EUR	9,488,500	USD	10,619,890	(32,609)
RBC Capital Markets	10/2/2015	EUR	213,047,000	USD	238,817,165	(365,307)
State Street Bank & Trust Co.	10/2/2015	EUR	269,480,500	USD	302,081,981	(456,952)
The Bank of New York Mellon	10/2/2015	EUR	14,508,100	USD	16,263,000	(24,877)
The Bank of Nova Scotia	10/2/2015	EUR	166,473,500	USD	186,610,967	(284,616)
Bank of Montreal	10/2/2015	GBP	80,902,855	USD	124,405,938	281,318
Bank of Montreal	10/2/2015	GBP	4,513,000	USD	6,948,319	24,281

Canadian Imperial Bank of Commerce	10/2/2015	GBP	128,110,500	USD	196,998,078	445,470
JP Morgan & Chase Co.	10/2/2015	GBP	115,685,825	USD	177,886,855	396,714
RBC Capital Markets	10/2/2015	GBP	4,513,000	USD	6,948,468	24,430
RBC Capital Markets	10/2/2015	GBP	108,057,000	USD	166,160,870	375,199
State Street Bank & Trust Co.	10/2/2015	GBP	137,095,000	USD	210,815,094	478,082
The Bank of New York Mellon	10/2/2015	GBP	5,985,900	USD	9,204,638	20,814
The Bank of Nova Scotia	10/2/2015	GBP	1,024,000	USD	1,572,178	1,113
The Bank of Nova Scotia	10/2/2015	GBP	42,647,429	USD	65,579,592	148,082
Bank of Montreal	10/2/2015	NOK	23,529,000	USD	2,804,209	(38,286)
Bank of Montreal	10/2/2015	NOK	1,685,500	USD	203,274	(348)
Canadian Imperial Bank of Commerce	10/2/2015	NOK	47,162,000	USD	5,620,814	(76,740)
JP Morgan & Chase Co.	10/2/2015	NOK	47,789,092	USD	5,695,517	(77,795)
RBC Capital Markets	10/2/2015	NOK	7,074,000	USD	843,074	(11,523)
RBC Capital Markets	10/2/2015	NOK	1,685,500	USD	203,287	(336)
State Street Bank & Trust Co.	10/2/2015	NOK	50,098,000	USD	5,970,605	(81,642)
The Bank of New York Mellon	10/2/2015	NOK	2,663,100	USD	317,389	(4,335)
The Bank of Nova Scotia	10/2/2015	NOK	60,299,500	USD	7,186,511	(98,160)
Bank of Montreal	10/2/2015	SEK	151,049,500	USD	17,813,071	(41,773)
Bank of Montreal	10/2/2015	SEK	8,715,000	USD	1,030,797	638
Canadian Imperial Bank of Commerce	10/2/2015	SEK	240,329,500	USD	28,341,812	(66,397)
JP Morgan & Chase Co.	10/2/2015	SEK	221,079,146	USD	26,071,961	(60,756)
RBC Capital Markets	10/2/2015	SEK	8,715,000	USD	1,030,796	638
RBC Capital Markets	10/2/2015	SEK	195,694,500	USD	23,077,821	(54,297)
State Street Bank & Trust Co.	10/2/2015	SEK	254,343,000	USD	29,993,632	(71,046)
The Bank of New York Mellon	10/2/2015	SEK	12,989,000	USD	1,531,785	(3,583)
The Bank of Nova Scotia	10/2/2015	SEK	114,187,000	USD	13,465,845	(31,658)
The Bank of Nova Scotia	10/2/2015	USD	2,911,425	CHF	2,812,000	575
The Bank of Nova Scotia	10/2/2015	USD	27,029,612	CHF	26,112,000	10,982
The Bank of Nova Scotia	10/2/2015	USD	5,600,262	DKK	37,276,000	8,032
The Bank of Nova Scotia	10/2/2015	USD	115,130	DKK	766,000	117
The Bank of Nova Scotia	10/2/2015	USD	2,028,794	EUR	1,809,000	2,125
The Bank of Nova Scotia	10/2/2015	USD	119,215,337	EUR	106,342,000	172,133
The Bank of Nova Scotia	10/2/2015	USD	54,189,944	GBP	35,238,000	(126,298)
The Bank of Nova Scotia	10/2/2015	USD	393,191	NOK	3,266,000	1,369
The Bank of Nova Scotia	10/2/2015	USD	2,654,253	NOK	22,269,000	36,023
The Bank of Nova Scotia	10/2/2015	USD	463,271	SEK	3,917,000	(261)
The Bank of Nova Scotia	10/2/2015	USD	8,594,485	SEK	72,872,000	19,368

Total net unrealized depreciation						$(6,612,766)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

SEK - Swedish Krona

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Austria - 0.9%
Andritz AG	440	$21,093
BUWOG AG*	525	11,114
CA Immobilien Anlagen AG*	723	13,464
Conwert Immobilien Invest SE*	443	5,757
DO & CO AG (a)	81	7,635
Erste Group Bank AG*	1,744	51,969
EVN AG	525	5,832
FACC AG*	142	1,012
Immofinanz AG*	4,575	11,402
Lenzing AG	95	6,608
Mayr Melnhof Karton AG	80	9,413
Oesterreichische Post AG	105	4,045
OMV AG	882	22,606
Palfinger AG	105	2,857
Raiffeisen Bank International AG*	712	9,644
RHI AG	146	3,052
S IMMO AG*	525	4,538
Semperit AG Holding	105	4,112
UNIQA Insurance Group AG	807	6,746
Voestalpine AG	712	26,046
Wienerberger AG	620	11,041
Zumtobel Group AG	154	4,438

		244,424

Belgium - 4.5%
Ablynx NV*(a)	450	6,360
Ackermans & van Haaren NV	148	21,955
Ageas	1,348	55,212
Agfa Gevaert NV*	1,050	3,200
Anheuser-Busch InBev NV	5,144	562,570
Befimmo SA REIT	132	8,147
Bekaert SA	278	8,070
BHF Kleinwort Benson Group*	525	3,245
bpost SA	651	15,881
Cofinimmo SA REIT	106	11,130
Colruyt SA	420	20,504
Compagnie d’Entreprises CFE SA	49	6,158
Delhaize Group	689	61,783
D’ieteren SA	268	9,903
Econocom Group SA*	525	4,635
Elia System Operator SA	271	12,266
Euronav NV	532	7,107
EVS Broadcast Equipment SA	105	2,944
Exmar NV	358	4,080
Fagron	163	4,335
Galapagos NV*(a)	212	12,844
Groupe Bruxelles Lambert SA	504	39,165
Intervest Offices & Warehouses NV REIT	105	2,635
Ion Beam Applications	148	4,593
KBC Ancora	277	11,106
KBC Groep NV	1,633	108,427
Melexis NV	142	7,078
Nyrstar NV*	2,100	5,281
Ontex Group NV	535	16,738
Proximus	965	34,755
Solvay SA	377	44,378
Telenet Group Holding NV*	335	18,886
Tessenderlo Chemie NV*	235	8,313
UCB SA	834	63,209
Umicore SA (a)	661	26,447
Warehouses De Pauw Comm. VA REIT	86	6,862

		1,240,202

Finland - 3.0%
Amer Sports OYJ	834	22,863
Cargotec OYJ, Class B (a)	151	4,788
Caverion Corp. (a)	525	5,479
Citycon OYJ*	1,575	3,952
Cramo OYJ	142	2,887
Elektrobit OYJ	420	2,206
Elisa OYJ	922	30,728
Fortum OYJ	2,773	45,151
F-Secure OYJ	420	1,160
Huhtamaki OYJ	525	17,090
Kemira OYJ (a)	525	6,251
Kesko OYJ, Class B	488	17,562
Kone OYJ, Class B	2,108	83,454
Konecranes OYJ	486	15,341
Metsa Board OYJ	1,133	6,967
Metso OYJ (a)	673	16,615
Neste OYJ (a)	841	21,592
Nokia OYJ	24,169	151,336
Nokian Renkaat OYJ	691	18,679
Orion OYJ, Class B	607	24,099
Outokumpu OYJ*	1,621	6,981
Outotec OYJ	1,050	6,109
PKC Group OYJ	304	5,898
Ramirent OYJ	525	4,254
Sampo OYJ, Class A	2,894	139,740
Sanoma OYJ	1,050	3,907
Sponda OYJ	1,050	4,230
Stora Enso OYJ, Class R	3,444	30,666
Technopolis OYJ	525	2,085
Tieto OYJ	454	11,661
UPM-Kymmene OYJ	3,337	55,682
Uponor OYJ (a)	525	8,448
Valmet OYJ	1,050	10,581
Wartsila OYJ Abp	883	36,582
YIT OYJ (a)	1,050	6,103

		831,127

France - 30.3%
Accor SA	1,401	66,469
Aeroports de Paris	187	21,477
Air France-KLM*	1,050	7,279
Air Liquide SA	2,202	264,023
Airbus Group SE	3,850	250,964
Albioma SA	283	4,833
Alcatel-Lucent*	18,906	63,519
Alstom SA*	1,375	42,693
Alten SA	228	10,871
Altran Technologies SA	1,050	11,789
ANF Immobilier REIT	105	2,427
Arkema SA	420	29,650
Atos SE	583	44,310
AXA SA	12,221	308,216
BNP Paribas SA	6,590	416,113
Bollore SA	5,982	32,342
Bonduelle SCA	105	2,929
Bouygues SA	1,392	53,015
Bureau Veritas SA	1,868	42,668
Cap Gemini SA	999	89,816
Carrefour SA	3,570	116,096
Casino Guichard-Perrachon SA (a)	337	21,328
CGG SA*(a)	1,050	5,023
Christian Dior SE	354	65,703
Cie de Saint-Gobain	3,143	144,480

Cie Generale des Etablissements Michelin	1,214	117,552
CNP Assurances	1,072	16,540
Coface SA	525	4,940
Credit Agricole SA	6,828	92,595
Danone SA	3,772	234,451
Dassault Systemes SA	821	57,018
DBV Technologies SA*	136	11,186
Edenred (a)	1,284	27,239
Eiffage SA	271	17,379
Electricite de France	1,510	32,686
Elior, 144A	525	10,669
Elis SA	560	8,898
Engie	9,480	170,047
Essilor International SA	1,329	158,678
Etablissements Maurel et Prom*(a)	525	2,765
Euler Hermes Group	68	7,020
Eurazeo SA	242	15,723
Eutelsat Communications SA	1,175	35,435
Faiveley Transport SA	74	7,723
Faurecia	454	16,389
FFP	78	5,767
Fonciere des Regions REIT	189	15,773
GameLoft SE*	278	1,086
Gaztransport Et Technigaz SA	167	8,678
Gecina SA REIT	238	30,019
Genfit*	142	5,972
Groupe Eurotunnel SE	2,920	39,533
Guerbet	69	4,962
Havas SA	1,570	13,266
Hermes International	171	60,761
ICADE REIT	250	17,912
Iliad SA	167	37,723
Imerys SA	231	15,934
Ingenico Group	360	44,599
Innate Pharma SA*	388	5,460
Interparfums SA	115	3,213
Ipsen SA	271	18,176
Ipsos	278	6,347
Jacquet Metal Service	294	4,775
JCDecaux SA	400	14,377
Kering	494	84,675
Klepierre REIT	1,155	50,832
Korian SA	316	11,079
Lagardere SCA	736	20,028
Legrand SA	1,768	102,035
LISI	105	3,040
L’Oreal SA	1,591	272,620
LVMH Moet Hennessy Louis Vuitton SE	1,787	298,084
Mercialys SA REIT	453	10,192
Mersen	105	2,376
Metropole Television SA	525	10,154
MGI Coutier	191	2,883
MPI	278	852
Natixis SA	5,857	37,200
Neopost SA	229	7,908
Nexans SA*	142	5,555
Nexity SA	257	11,491
NextRadioTV	105	4,312
Numericable-SFR SAS*	609	31,330
Orange SA	12,864	203,393
Orpea	231	17,821
Pernod Ricard SA	1,401	147,025
Peugeot SA*	2,898	50,080
Plastic Omnium SA	476	12,331
Publicis Groupe SA	1,255	89,455
Rallye SA	228	5,575
Remy Cointreau SA	147	8,719
Renault SA	1,263	105,005

Rexel SA	1,743	26,747
Rubis SCA	229	16,251
Safran SA	1,892	147,810
Saft Groupe SA	273	9,981
Sanofi	7,576	749,566
Schneider Electric SE	3,619	228,759
SCOR SE	965	34,046
SEB SA	125	11,640
Societe BIC SA	188	29,841
Societe Generale SA	4,747	231,477
Societe Television Francaise 1	525	8,442
Sodexo SA	588	51,750
Solocal Group*	5,777	2,133
Sopra Steria Group	120	12,630
Stallergenes SA	59	3,502
Suez Environnement Co.	1,889	34,096
Technicolor SA	1,575	11,698
Technip SA	650	35,419
Teleperformance	421	29,649
Thales SA	701	48,306
Total SA	13,885	635,782
Trigano SA	105	4,412
Ubisoft Entertainment SA*	525	9,835
Unibail-Rodamco SE REIT	641	166,337
Valeo SA	528	66,359
Vallourec SA	652	8,355
Valneva SE*	142	583
Veolia Environnement SA	3,007	65,967
Vicat	142	9,545
Vilmorin & Cie SA	94	7,265
Vinci SA	3,116	200,740
Virbac SA (a)	37	8,507
Vivendi SA	7,340	181,575
Wendel SA	189	24,252
Zodiac Aerospace	1,358	41,305

		8,277,911

Germany - 26.6%
Aareal Bank AG	525	19,547
adidas AG	1,380	103,320
AIXTRON SE*	278	1,778
Allianz SE	2,913	464,988
alstria office REIT-AG*	525	7,025
Aurelius AG	208	10,083
Aurubis AG	241	16,010
Axel Springer SE	251	15,201
BASF SE	5,909	476,221
Bayer AG	5,318	721,778
Bayerische Motoren Werke AG	2,130	196,520
Bechtle AG	125	10,848
Beiersdorf AG	630	52,159
Bilfinger SE	141	5,668
Biotest AG	132	3,051
Borussia Dortmund GmbH & Co. KGaA	525	2,475
Brenntag AG	966	53,744
CANCOM SE	142	4,813
comdirect bank AG	668	7,429
Commerzbank AG*	6,882	77,164
Continental AG	699	148,601
CTS Eventim AG & Co. KGaA	402	14,063
Daimler AG	6,102	490,680
Deutsche Annington Immobilien SE	2,918	95,564
Deutsche Bank AG (b)	8,986	264,947
Deutsche Beteiligungs AG	105	3,234
Deutsche Boerse AG	1,229	110,040
Deutsche Euroshop AG	362	16,117
Deutsche Lufthansa AG*	1,383	16,846
Deutsche Post AG	6,431	177,202

Deutsche Telekom AG	20,408	349,122
Deutsche Wohnen AG	2,270	59,708
Deutz AG	525	3,075
Dialog Semiconductor PLC*	501	24,042
DIC Asset AG	525	4,767
DMG MORI SEIKI AG	357	13,675
DO Deutsche Office AG	525	2,641
Drillisch AG	355	16,062
Duerr AG	168	13,008
E.ON SE	13,052	148,000
ElringKlinger AG (a)	317	7,595
Evonik Industries AG	902	33,609
Evotec AG*	525	2,229
Fraport AG Frankfurt Airport Services Worldwide	229	13,846
Freenet AG	890	28,333
Fresenius Medical Care AG & Co. KGaA	1,401	107,235
Fresenius SE & Co. KGaA	2,451	173,411
GEA Group AG	1,151	44,947
Gerresheimer AG	170	12,329
Gerry Weber International AG	266	5,898
Hannover Rueck SE	378	38,438
HeidelbergCement AG	936	70,750
Heidelberger Druckmaschinen AG*	1,575	3,818
Henkel AG & Co. KGaA	691	63,443
Homag Group AG	95	3,816
Hugo Boss AG	453	51,799
Indus Holding AG	237	11,110
Infineon Technologies AG	7,600	83,185
K+S AG	1,292	48,329
Kabel Deutschland Holding AG*	145	19,664
KION Group AG*	495	22,030
Kloeckner & Co. SE	525	4,763
Krones AG	130	13,923
KUKA AG	106	8,448
LANXESS AG	587	29,839
LEG Immobilien AG*	408	30,620
Leoni AG	210	12,756
Linde AG	1,195	207,715
MAN SE	229	24,027
Merck KGaA	854	81,715
Metro AG	967	28,245
MLP AG	525	2,354
MorphoSys AG*	146	10,326
MTU Aero Engines AG	380	34,062
Muenchener Rueckversicherungs-Gesellschaft AG	1,080	198,512
Nordex SE*	524	15,118
Norma Group SE	105	5,177
OSRAM Licht AG	565	29,900
PATRIZIA Immobilien AG*	444	10,438
ProSiebenSat.1 Media SE	1,513	73,693
Rational AG	29	11,922
Rheinmetall AG	247	15,250
Rhoen-Klinikum AG	438	11,742
RIB Software AG	142	2,361
RWE AG	3,373	50,700
Salzgitter AG (a)	278	8,665
SAP SE	6,312	424,908
SGL Carbon SE*	157	2,548
Siemens AG	5,102	506,450
SLM Solutions Group AG*	282	4,876
SMA Solar Technology AG*(a)	126	4,916
Software AG	423	11,705
STADA Arzneimittel AG	459	15,807
STRATEC Biomedical AG	99	5,721
Stroeer Media SE	142	8,365
Suedzucker AG	525	7,659
Symrise AG	776	46,840
TAG Immobilien AG (a)	525	6,003

Telefonica Deutschland Holding AG	3,718	22,625
ThyssenKrupp AG	2,441	52,934
United Internet AG	776	37,744
Volkswagen AG	223	41,715
VTG AG	105	2,835
Wacker Chemie AG (a)	105	9,063
Wacker Neuson SE	437	7,287
Wincor Nixdorf AG	125	5,330
Wirecard AG	812	33,819
zooplus AG*	59	7,362

		7,255,813

Ireland - 1.7%
Aer Lingus Group PLC	709	2,125
Bank of Ireland*	180,409	71,868
C&C Group PLC	2,100	8,366
CRH PLC	5,275	157,987
FBD Holdings PLC	435	2,936
Glanbia PLC	1,050	21,055
Hibernia REIT PLC	4,198	6,242
Irish Continental Group PLC	1,050	5,273
Kerry Group PLC, Class A	1,051	78,252
Kingspan Group PLC	986	24,231
Origin Enterprises PLC	525	4,703
Paddy Power PLC	237	26,063
Ryanair Holdings PLC	900	12,412
Smurfit Kappa Group PLC	1,544	45,680

		467,193

Italy - 8.6%
A2A SpA	8,929	10,962
ACEA SpA	247	3,395
Amplifon SpA	525	4,224
Anima Holding SpA, 144A	1,050	9,962
Ansaldo STS SpA	525	5,588
Ascopiave SpA	1,050	2,510
Assicurazioni Generali SpA	7,557	138,479
Astaldi SpA	525	5,741
Atlantia SpA	2,855	76,441
Autogrill SpA*	1,158	10,038
Azimut Holding SpA	898	19,811
Banca Carige SpA*(a)	3,516	6,538
Banca Generali SpA	401	12,024
Banca IFIS SpA	273	6,372
Banca Monte dei Paschi di Siena SpA*	16,615	34,921
Banca Popolare dell’Emilia Romagna SC	3,150	27,006
Banca Popolare di Milano Scarl	25,209	26,775
Banca Popolare di Sondrio Scarl	2,625	12,973
Banco Popolare SC*	2,181	37,494
Beni Stabili SpA SIIQ REIT (a)	8,929	6,924
Brembo SpA	257	10,673
Brunello Cucinelli SpA (a)	78	1,419
Buzzi Unicem SpA (a)	525	8,949
Cairo Communication SpA	525	2,524
Cementir Holding SpA	525	3,134
Cerved Information Solutions SpA*	525	4,330
Compagnie Industriali Riunite SpA*	2,625	2,427
Credito Emiliano SpA	457	3,674
Credito Valtellinese SC*	6,827	9,477
Danieli & C Officine Meccaniche SpA	287	5,784
Datalogic SpA	377	5,830
Davide Campari-Milano SpA	1,575	11,771
De’ Longhi	443	10,966
DeA Capital SpA*	2,862	4,329
DiaSorin SpA	234	10,777
Ei Towers SpA	142	8,700
Enel Green Power SpA	11,322	21,598
Enel SpA	45,460	204,867

Eni SpA (a)	16,434	269,797
ERG SpA	486	6,943
EXOR SpA	588	27,033
Falck Renewables SpA	2,100	2,686
Fincantieri SpA*	3,150	2,490
FinecoBank Banca Fineco SpA	1,400	10,864
Finmeccanica SpA*	2,434	32,967
Hera SpA	4,198	10,741
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	5,171	4,854
Interpump Group SpA	525	7,152
Intesa Sanpaolo SpA	80,645	294,472
Intesa Sanpaolo SpA-RSP	5,591	18,470
Iren SpA	4,198	6,619
Italcementi SpA	1,050	11,747
Italmobiliare SpA	91	3,796
Italmobiliare SpA-RSP	179	5,166
Luxottica Group SpA	1,061	71,912
Maire Tecnimont SpA*	525	1,633
MARR SpA	346	6,639
Mediaset SpA	4,198	20,124
Mediobanca SpA	3,612	36,276
Mediolanum SpA	1,575	12,442
Moncler SpA	525	9,503
Piaggio & C SpA	1,575	4,461
Pirelli & C. SpA	1,393	23,353
Prysmian SpA	1,278	27,348
RCS MediaGroup SpA*	2,100	2,270
Recordati SpA	525	12,507
Saipem SpA*(a)	1,764	16,994
Salini Impregilo SpA	1,050	4,390
Salvatore Ferragamo SpA	403	10,899
Saras SpA*(a)	2,387	6,070
Snam SpA	12,960	63,437
Societa Cattolica DI Assicurazioni Scrl	1,050	7,441
Societa Iniziative Autostradali e Servizi SpA	466	5,339
Sogefi SpA*	1,050	2,632
Sorin SpA*	2,100	6,598
Telecom Italia SpA*(a)	66,386	80,678
Telecom Italia SpA-RSP	38,124	38,225
Terna Rete Elettrica Nazionale SpA	9,378	43,736
Tod’s SpA (a)	104	9,517
Trevi Finanziaria Industriale SpA	1,050	1,501
UniCredit SpA	31,713	207,470
Unione di Banche Italiane SCpA	6,223	48,603
Unipol Gruppo Finanziario SpA	3,150	14,860
UnipolSai SpA	5,696	13,052
Vittoria Assicurazioni SpA	464	5,126
World Duty Free SpA*	525	6,027
Yoox SpA*	437	13,809
Zignago Vetro SpA	525	3,231

		2,343,307

Luxembourg - 0.8%
APERAM SA*	359	12,140
ArcelorMittal (a)	6,629	51,617
BRAAS Monier Building Group SA	105	2,656
Eurofins Scientific SE	62	20,792
Grand City Properties SA	525	9,285
RTL Group SA	250	21,778
SES SA FDR	2,122	63,042
Tenaris SA	2,960	38,463

		219,773

Netherlands - 7.1%
Aalberts Industries NV	525	16,325
Aegon NV	11,798	72,630
Akzo Nobel NV	1,582	107,118
Altice NV, Class A*	1,758	50,157

Altice NV, Class B*	586	18,399
Arcadis NV (a)	525	13,197
ASM International NV	381	14,372
ASML Holding NV	2,246	205,861
BinckBank NV	525	4,424
Brunel International NV	304	5,322
Corbion NV	515	11,327
Delta Lloyd NV	1,256	13,343
Eurocommercial Properties NV	363	16,110
Euronext NV, 144A	435	19,908
Fugro NV*	512	10,704
Gemalto NV	542	39,047
Grontmij NV*	525	2,618
Heineken Holding NV	608	42,437
Heineken NV	1,506	119,141
IMCD Group NV	278	10,357
ING Groep NV	24,779	379,408
Koninklijke Ahold NV	5,796	114,567
Koninklijke BAM Groep NV*	1,575	8,727
Koninklijke Boskalis Westminster NV	545	28,395
Koninklijke DSM NV	1,188	62,536
Koninklijke KPN NV	20,880	81,350
Koninklijke Philips NV	6,090	156,632
Koninklijke Vopak NV	420	17,306
NN Group NV	1,180	36,049
NSI NV REIT (a)	1,050	4,429
OCI NV*	504	14,863
PostNL NV*	2,625	9,918
QIAGEN NV*	1,403	37,100
Randstad Holding NV	796	50,333
SBM Offshore NV*	1,275	15,237
TKH Group NV	278	10,794
TNT Express NV	3,211	27,154
TomTom NV*(a)	842	8,457
USG People NV	525	7,765
Wereldhave NV REIT	210	12,027
Wessanen NV	537	5,676
Wolters Kluwer NV	1,890	59,914

		1,941,434

Portugal - 0.6%
Altri SGPS SA	665	2,478
Banco BPI SA*	2,384	2,475
Banco Comercial Portugues SA, Class R*	211,229	14,933
BANIF - Banco Internacional do Funchal SA*	140,034	864
CTT-Correios de Portugal SA	1,050	10,880
EDP - Energias de Portugal SA	14,493	50,839
Galp Energia SGPS SA	2,414	25,455
Jeronimo Martins SGPS SA	1,509	20,913
Mota-Engil SGPS SA	525	1,268
NOS SGPS SA	1,190	9,621
Pharol SGPS SA*	4,727	1,379
Portucel SA	1,050	3,773
REN - Redes Energeticas Nacionais SGPS SA	1,575	4,722
Semapa-Sociedade de Investimento e Gestao	304	4,433
Sonae SGPS SA	6,827	8,703

		162,736

Spain - 11.2%
Abengoa SA, Class A	1,050	2,008
Abengoa SA, Class B	2,625	3,208
Abertis Infraestructuras SA	3,100	51,345
Acciona SA	108	8,048
Acerinox SA	1,085	12,535
ACS Actividades de Construccion y Servicios SA	1,109	36,009
Aena SA, 144A*	461	53,024
Almirall SA	507	9,945
Amadeus IT Holding SA, Class A	2,922	122,336

Applus Services SA	525	5,322
Atresmedia Corp. de Medios de Comunicacion SA	525	7,788
Banco Bilbao Vizcaya Argentaria SA	41,073	380,841
Banco de Sabadell SA	33,725	71,904
Banco Popular Espanol SA	12,020	51,538
Banco Santander SA	92,599	567,346
Bankia SA	29,242	35,340
Bankinter SA	4,241	31,981
Bolsas y Mercados Espanoles SHMSF SA	443	17,275
CaixaBank SA	16,150	69,953
CIE Automotive SA	393	6,086
Deoleo SA*	5,777	2,042
Distribuidora Internacional de Alimentacion SA*	3,865	23,273
Duro Felguera SA	525	1,826
Ebro Foods SA	525	10,622
Enagas SA	1,466	40,172
Ence Energia y Celulosa S.A	1,075	3,541
Endesa SA	2,109	43,782
Faes Farma SA	1,575	4,454
Ferrovial SA	2,790	66,748
Fomento de Construcciones y Contratas SA*(a)	1,050	9,642
Gamesa Corp. Tecnologica SA	1,575	23,736
Gas Natural SDG SA	2,185	44,379
Grifols SA	943	38,682
Grupo Catalana Occidente SA	392	12,436
Hispania Activos Inmobiliarios SA*	525	7,953
Iberdrola SA	34,461	234,148
Indra Sistemas SA*	937	11,124
Industria de Diseno Textil SA	7,093	236,712
Inmobiliaria Colonial SA*	14,705	10,346
Laboratorios Farmaceuticos Rovi SA	269	3,855
Liberbank SA*	10,505	7,391
Mapfre SA	6,046	17,843
Mediaset Espana Comunicacion SA	1,050	12,543
Melia Hotels International SA	247	3,527
Merlin Properties Socimi SA REIT*	2,014	23,346
NH Hotel Group SA*	1,050	5,909
Promotora de Informaciones SA, Class A*	191	1,279
Prosegur Compania de Seguridad SA	1,575	7,706
Red Electrica Corp. SA	673	53,801
Repsol SA	6,953	99,518
Sacyr SA*	2,100	6,433
Tecnicas Reunidas SA	253	12,184
Telefonica SA	28,654	404,818
Tubacex SA	525	1,349
Tubos Reunidos SA	1,050	1,343
Viscofan SA	247	14,413
Zardoya Otis SA	1,154	12,341
Zeltia SA*	1,726	6,760

		3,065,809

Switzerland - 0.1%
STMicroelectronics NV	3,987	28,960

United Arab Emirates - 0.0%
Orascom Construction Ltd.*	48	552

United Kingdom - 2.6%
CNH Industrial NV (a)	5,925	46,807
Fiat Chrysler Automobiles NV*	5,979	84,135
International Consolidated Airlines Group SA*	5,820	48,584
RELX NV	6,617	101,986
Unilever NV	10,451	419,084

		700,596

TOTAL COMMON STOCKS
(Cost $28,132,206)		26,779,837

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Bayerische Motoren Werke AG	355	25,858
FUCHS PETROLUB SE	461	19,891
Henkel AG & Co. KGaA	1,172	122,704
Jungheinrich AG	142	9,930
Porsche Automobil Holding SE	1,023	71,299
Sartorius AG	77	16,979
Volkswagen AG	1,056	200,855

		467,516

TOTAL PREFERRED STOCKS
(Cost $556,135)		467,516

SECURITIES LENDING COLLATERAL - 1.8%
Daily Assets Fund Institutional, 0.16% (c)(d)
(Cost $476,012)	476,012	476,012

TOTAL INVESTMENTS - 101.5%
(Cost $29,164,353) (e)		$27,723,365
Other assets and liabilities, net - (1.5%)		(404,573)

NET ASSETS - 100.0%		$27,318,792

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $407,252, which is 1.5% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $29,179,645.

The net unrealized depreciation was $1,456,280 which consisted of aggregate gross unrealized appreciation of $460,807 and aggregate gross unrealized depreciation of $1,917,087.

A summary of the Fund’s transactions of Deutsche Bank AG common stock during the period ended August 31, 2015 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Value ($) at 8/31/15
Deutsche Bank AG	$205,048	$85,145	$(13,987)	$(2,238)	$264,947

FDR- Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Financial	23.7%
Consumer, Non-cyclical	20.4%
Industrial	13.7%
Consumer, Cyclical	11.6%
Communications	9.1%
Basic Materials	6.7%
Utilities	5.2%
Technology	4.8%
Energy	4.5%
Diversified	0.3%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral

Sector	Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	7,415,881	USD	8,196,217	$(125,481)
JP Morgan & Chase Co.	9/2/2015	EUR	7,502,085	USD	8,290,876	(127,555)
RBC Capital Markets	9/2/2015	EUR	246,000	USD	270,941	(5,107)
RBC Capital Markets	9/2/2015	EUR	663,000	USD	732,738	(11,244)
RBC Capital Markets	9/2/2015	EUR	6,146,579	USD	6,793,414	(103,942)
RBC Capital Markets	9/2/2015	EUR	2,564,000	USD	2,810,344	(66,837)
The Bank of New York Mellon	9/2/2015	EUR	6,300	USD	6,860	(209)
The Bank of New York Mellon	9/2/2015	EUR	31,700	USD	35,357	(215)
RBC Capital Markets	9/2/2015	USD	38,145	EUR	34,513	584
Canadian Imperial Bank of Commerce	10/2/2015	EUR	7,311,719	USD	8,196,217	(12,464)
Canadian Imperial Bank of Commerce	10/2/2015	EUR	1,163,000	USD	1,305,514	(157)
JP Morgan & Chase Co.	10/2/2015	EUR	7,396,473	USD	8,290,876	(12,956)
RBC Capital Markets	10/2/2015	EUR	9,428,787	USD	10,569,293	(16,167)
RBC Capital Markets	10/2/2015	EUR	1,163,000	USD	1,305,554	(117)
The Bank of New York Mellon	10/2/2015	EUR	37,661	USD	42,217	(65)
RBC Capital Markets	10/2/2015	USD	2,313,860	EUR	2,064,000	3,341
RBC Capital Markets	10/2/2015	USD	36,993	EUR	33,000	55

Total net unrealized depreciation						$(478,536)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.5%
Basic Materials - 13.2%
BASF SE	135,074	$10,885,950
Brenntag AG	22,719	1,263,994
Evonik Industries AG	20,561	766,120
K+S AG	28,146	1,052,850
LANXESS AG	13,460	684,215
Linde AG	27,313	4,747,555
Symrise AG	18,137	1,094,753
ThyssenKrupp AG	54,101	1,173,205

		21,668,642

Communications - 7.5%
Axel Springer SE	6,548	396,561
Deutsche Telekom AG	466,912	7,987,515
Kabel Deutschland Holding AG*	3,256	441,550
ProSiebenSat.1 Media SE	32,177	1,567,236
RTL Group SA (Luxembourg)	5,692	495,843
Telefonica Deutschland Holding AG	87,489	532,405
United Internet AG	18,091	879,935

		12,301,045

Consumer, Cyclical - 14.8%
adidas AG	30,769	2,303,661
Bayerische Motoren Werke AG	48,692	4,492,460
Continental AG	16,178	3,439,289
Daimler AG	141,600	11,386,474
Deutsche Lufthansa AG*	34,028	414,491
Hugo Boss AG	9,836	1,124,714
Volkswagen AG	5,208	974,217

		24,135,306

Consumer, Non-cyclical - 17.7%
Bayer AG	121,612	16,505,607
Beiersdorf AG	14,826	1,227,473
Fresenius Medical Care AG & Co. KGaA	32,094	2,456,525
Fresenius SE & Co. KGaA	55,888	3,954,147
Henkel AG & Co. KGaA	15,282	1,403,101
Merck KGaA	19,005	1,818,500
Metro AG	26,165	764,265
QIAGEN NV (Netherlands)*	32,418	857,241

		28,986,859

Financial - 18.5%
Allianz SE	67,210	10,728,410
Commerzbank AG*	156,550	1,755,313
Deutsche Annington Immobilien SE	68,474	2,242,511
Deutsche Bank AG (a)	202,840	5,980,610
Deutsche Boerse AG	28,384	2,541,390
Deutsche Wohnen AG	49,478	1,301,424
Hannover Rueck SE	8,867	901,675
Muenchener Rueckversicherungs-Gesellschaft AG	24,555	4,513,392

		29,964,725

Industrial - 12.0%
Deutsche Post AG	142,498	3,926,430
Fraport AG Frankfurt Airport Services Worldwide	6,112	369,539
GEA Group AG	26,894	1,050,229
HeidelbergCement AG	20,726	1,566,631
MAN SE	5,184	543,908
OSRAM Licht AG	13,086	692,516
Siemens AG	116,607	11,574,993

		19,724,246

Technology - 7.1%
Infineon Technologies AG	166,020	1,817,157
SAP SE	144,532	9,729,535

		11,546,692

Utilities - 2.7%
E.ON SE	294,273	3,336,844
RWE AG	71,971	1,081,806

		4,418,650

TOTAL COMMON STOCKS
(Cost $169,186,121)		152,746,165

PREFERRED STOCKS - 6.1%
Basic Materials - 0.3%
FUCHS PETROLUB SE	10,222	441,043

Consumer, Cyclical - 4.1%
Bayerische Motoren Werke AG	8,015	583,800
Porsche Automobil Holding SE	22,518	1,569,425
Volkswagen AG	23,908	4,547,390

		6,700,615

Consumer, Non-cyclical - 1.7%
Henkel AG & Co. KGaA	26,202	2,743,249

TOTAL PREFERRED STOCKS
(Cost $12,339,723)		9,884,907

TOTAL INVESTMENTS - 99.6%
(Cost $181,525,844) (b)		$162,631,072
Other assets and liabilities, net - 0.4%		713,026

NET ASSETS - 100.0%		$163,344,098

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $182,810,514. The net unrealized depreciation was $20,179,442 which consisted of aggregate gross unrealized appreciation of $1,376,805 and aggregate gross unrealized depreciation of $21,556,247.

A summary of the Fund’s transactions of Deutsche Bank AG common stock during the period ended August 31, 2015 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain / (Loss) ($)	Value ($) at 8/31/15
Deutsche Bank AG	$8,184,755	$353,024	$(2,545,851)	$(263,506)	$5,980,610

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

At August 31, 2015, open futures contracts purchased were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
DAX Index Future	1	$287,466	9/18/2015	$(23,315)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2015.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/2/2015	EUR	28,504,659	USD	31,503,919	$(482,457)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	48,091,640	USD	53,152,083	(813,737)
JP Morgan & Chase Co.	9/2/2015	EUR	32,745,416	USD	36,188,367	(556,755)
RBC Capital Markets	9/2/2015	EUR	1,940,000	USD	2,136,691	(40,272)
RBC Capital Markets	9/2/2015	EUR	3,194,000	USD	3,529,964	(54,169)
RBC Capital Markets	9/2/2015	EUR	24,995,061	USD	27,625,417	(422,680)
RBC Capital Markets	9/2/2015	EUR	3,120,000	USD	3,536,720	35,626
State Street Bank & Trust Co.	9/2/2015	EUR	33,299,516	USD	36,804,057	(562,846)
The Bank of New York Mellon	9/2/2015	EUR	46,630	USD	51,530	(795)
Bank of Montreal	9/2/2015	USD	4,416,858	EUR	3,952,000	17,861
Bank of Montreal	9/2/2015	USD	250,000	EUR	224,406	1,817
Canadian Imperial Bank of Commerce	9/2/2015	USD	4,417,032	EUR	3,952,000	17,687
Canadian Imperial Bank of Commerce	9/2/2015	USD	2,371,933	EUR	2,086,500	(30,576)
RBC Capital Markets	9/2/2015	USD	500,000	EUR	432,335	(14,857)
State Street Bank & Trust Co.	9/2/2015	USD	2,372,181	EUR	2,086,500	(30,825)
The Bank of New York Mellon	9/2/2015	USD	364,592	EUR	333,000	9,083
The Bank of New York Mellon	9/2/2015	USD	64,503	EUR	59,000	1,704
Bank of Montreal	10/2/2015	EUR	23,940,927	USD	26,837,061	(40,812)
Canadian Imperial Bank of Commerce	10/2/2015	EUR	41,359,820	USD	46,363,118	(70,505)
JP Morgan & Chase Co.	10/2/2015	EUR	32,284,436	USD	36,188,367	(56,552)
RBC Capital Markets	10/2/2015	EUR	32,408,642	USD	36,328,791	(55,570)
State Street Bank & Trust Co.	10/2/2015	EUR	30,715,897	USD	34,431,876	(52,084)
Canadian Imperial Bank of Commerce	10/2/2015	USD	377,564	EUR	336,819	574
RBC Capital Markets	10/2/2015	USD	16,366,297	EUR	14,599,000	23,631
RBC Capital Markets	10/2/2015	USD	241,018	EUR	215,000	357

Total net unrealized depreciation						$(3,177,152)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Basic Materials - 5.2%
AIR WATER, Inc.	65,500	$1,047,589
Asahi Kasei Corp.	591,000	4,720,785
Daicel Corp.	134,300	1,774,641
Hitachi Chemical Co. Ltd.	49,100	755,727
Hitachi Metals Ltd.	95,800	1,215,329
JFE Holdings, Inc.	230,100	3,572,923
JSR Corp. (a)	89,900	1,414,849
Kaneka Corp.	114,000	924,337
Kansai Paint Co. Ltd.	105,000	1,640,368
Kobe Steel Ltd.	1,435,000	1,929,352
Kuraray Co. Ltd.	166,200	1,967,229
Mitsubishi Chemical Holdings Corp.	632,400	3,602,909
Mitsubishi Gas Chemical Co., Inc.	158,000	771,526
Mitsubishi Materials Corp.	524,000	1,685,652
Mitsui Chemicals, Inc.	413,000	1,400,116
Nippon Paint Holdings Co. Ltd. (a)	69,200	1,424,698
Nippon Steel & Sumitomo Metal Corp.	3,534,145	7,279,053
Nitto Denko Corp.	76,600	5,163,321
Oji Holdings Corp.	381,000	1,766,173
Shin-Etsu Chemical Co. Ltd. (a)	191,500	10,540,516
Sumitomo Chemical Co. Ltd.	704,000	3,507,370
Sumitomo Metal Mining Co. Ltd.	223,000	2,834,520
Taiyo Nippon Sanso Corp.	66,300	812,652
Teijin Ltd.	465,000	1,480,513
Toray Industries, Inc. (a)	689,000	6,092,366

		69,324,514

Communications - 7.2%
Dentsu, Inc.	101,600	5,212,620
Hakuhodo DY Holdings, Inc.	109,200	1,093,486
Hikari Tsushin, Inc.	8,700	579,833
Kakaku.com, Inc. (a)	68,900	1,095,717
KDDI Corp.	813,952	20,262,359
M3, Inc.	91,500	2,122,308
Mixi, Inc.	17,000	584,732
Nippon Telegraph & Telephone Corp.	348,800	13,319,335
NTT DOCOMO, Inc.	667,800	13,982,846
Rakuten, Inc.	433,900	6,205,985
SBI Holdings, Inc.	100,428	1,222,681
SoftBank Group Corp.	447,800	26,088,270
Trend Micro, Inc.	51,400	1,829,430
Yahoo Japan Corp.	665,100	2,693,645

		96,293,247

Consumer, Cyclical - 25.8%
ABC-Mart, Inc.	11,900	722,432
Aeon Co. Ltd. (a)	305,300	4,585,733
AISIN SEIKI Co. Ltd.	89,900	3,247,923
ANA Holdings, Inc. (a)	545,000	1,599,913
ASICS Corp. (a)	73,000	2,137,584
Bandai Namco Holdings, Inc.	83,900	1,943,261
Bridgestone Corp. (a)	303,900	10,196,010
Citizen Holdings Co. Ltd.	131,700	995,069
Daihatsu Motor Co. Ltd. (a)	90,900	1,111,929
Daiwa House Industry Co. Ltd.	278,900	6,857,763
DENSO Corp. (a)	227,700	10,196,588

Don Quijote Holdings Co. Ltd.	57,500	2,233,884
FamilyMart Co. Ltd.	28,500	1,321,153
Fast Retailing Co. Ltd.	24,000	9,752,629
Fuji Heavy Industries Ltd.	273,100	9,619,941
Hino Motors Ltd. (a)	120,800	1,331,206
Honda Motor Co. Ltd.	760,300	23,981,418
Iida Group Holdings Co. Ltd.	72,700	1,288,074
Isetan Mitsukoshi Holdings Ltd.	166,600	2,668,678
Isuzu Motors Ltd. (a)	280,900	3,200,919
ITOCHU Corp.	735,600	8,831,326
J. Front Retailing Co. Ltd.	112,900	1,833,630
Japan Airlines Co. Ltd.	55,978	1,992,371
JTEKT Corp.	100,800	1,420,936
Koito Manufacturing Co. Ltd.	51,100	1,753,421
Lawson, Inc.	31,500	2,250,093
Marubeni Corp.	769,800	4,223,788
Marui Group Co. Ltd.	104,600	1,266,572
Mazda Motor Corp. (a)	251,900	4,343,605
McDonald’s Holdings Co. Japan Ltd. (a)	34,500	759,805
Mitsubishi Corp.	643,400	11,967,394
Mitsubishi Logistics Corp. (a)	56,000	675,778
Mitsubishi Motors Corp.	298,700	2,293,807
Mitsui & Co. Ltd.	794,800	10,348,429
NGK Insulators Ltd. (a)	119,000	2,682,617
NGK Spark Plug Co. Ltd.	84,900	2,088,273
NHK Spring Co. Ltd.	73,400	710,782
Nintendo Co. Ltd.	49,900	10,294,049
Nissan Motor Co. Ltd.	1,159,100	10,488,165
Nitori Holdings Co. Ltd.	35,500	2,825,710
NOK Corp.	47,300	1,170,454
Oriental Land Co. Ltd.	92,400	5,099,587
Panasonic Corp. (a)	1,029,100	11,353,332
Ryohin Keikaku Co. Ltd.	10,800	2,401,683
Sankyo Co. Ltd.	20,000	769,580
Sanrio Co. Ltd.	22,100	730,074
Sega Sammy Holdings, Inc. (a)	78,300	826,046
Sekisui Chemical Co. Ltd.	188,000	2,076,397
Sekisui House Ltd.	280,200	4,189,075
Sharp Corp.*(a)	714,000	1,042,422
Shimamura Co. Ltd.	9,100	841,432
Shimano, Inc. (a)	37,500	5,051,140
Sony Corp.*	585,800	15,278,588
Stanley Electric Co. Ltd.	68,900	1,342,935
Sumitomo Corp.	524,400	5,569,060
Sumitomo Electric Industries Ltd.	350,700	4,822,179
Sumitomo Rubber Industries Ltd.	74,800	1,059,978
Suzuki Motor Corp.	170,800	5,817,780
Takashimaya Co. Ltd.	116,000	1,004,660
Toho Co. Ltd.	53,300	1,202,861
Toyoda Gosei Co. Ltd.	33,800	662,701
Toyota Industries Corp.	75,600	3,760,201
Toyota Motor Corp.	1,273,000	75,517,928
Toyota Tsusho Corp.	100,000	2,304,615
USS Co. Ltd.	106,700	1,895,755
Yamada Denki Co. Ltd.	305,600	1,177,178
Yamaha Corp.	74,000	1,695,649
Yamaha Motor Co. Ltd.	122,600	2,369,380
Yokohama Rubber Co. Ltd. (The)	46,900	921,481

		343,996,809

Consumer, Non-cyclical - 15.1%
Ajinomoto Co., Inc.	255,000	5,619,108
Alfresa Holdings Corp.	76,000	1,387,916
Asahi Group Holdings Ltd.	180,800	5,969,002

Astellas Pharma, Inc.	983,300	14,599,249
Benesse Holdings, Inc.	34,500	916,320
Calbee, Inc.	35,200	1,348,653
Chugai Pharmaceutical Co. Ltd.	105,200	3,935,184
Dai Nippon Printing Co. Ltd.	249,000	2,564,247
Daiichi Sankyo Co. Ltd. (a)	298,300	5,751,443
Eisai Co. Ltd.	117,900	8,046,394
Hisamitsu Pharmaceutical Co., Inc.	25,900	898,334
Japan Tobacco, Inc.	512,800	18,312,926
Kao Corp.	235,600	10,789,386
Kikkoman Corp.	67,000	2,158,081
Kirin Holdings Co. Ltd.	383,600	5,638,431
KOSE Corp.	13,700	1,357,174
Kyowa Hakko Kirin Co. Ltd.	104,000	1,749,132
Medipal Holdings Corp.	66,400	1,150,711
MEIJI Holdings Co. Ltd. (a)	29,500	4,805,749
Miraca Holdings, Inc.	25,300	1,087,252
Mitsubishi Tanabe Pharma Corp.	108,300	1,940,262
NH Foods Ltd.	78,600	1,815,317
Nisshin Seifun Group, Inc.	100,285	1,371,490
Nissin Foods Holdings Co. Ltd.	31,200	1,482,344
Olympus Corp.	124,700	4,556,613
Ono Pharmaceutical Co. Ltd.	39,200	5,005,287
Otsuka Holdings Co. Ltd.	182,400	6,221,926
Park24 Co. Ltd. (a)	44,600	875,556
Recruit Holdings Co. Ltd.	65,900	2,027,525
Santen Pharmaceutical Co. Ltd.	174,000	2,719,759
Secom Co. Ltd. (a)	98,900	6,332,830
Seven & i Holdings Co. Ltd.	350,400	15,289,446
Shimadzu Corp.	114,000	1,678,476
Shionogi & Co. Ltd.	139,100	5,461,426
Shiseido Co. Ltd.	168,700	3,540,703
Sumitomo Dainippon Pharma Co. Ltd.	72,000	769,679
Suntory Beverage & Food Ltd.	64,900	2,746,212
Suzuken Co. Ltd.	39,350	1,353,483
Sysmex Corp.	67,800	4,116,039
Taisho Pharmaceutical Holdings Co. Ltd.	14,300	927,109
Takeda Pharmaceutical Co. Ltd. (a)	368,700	18,131,640
Terumo Corp.	142,100	3,885,524
Toppan Printing Co. Ltd.	237,000	1,968,565
Toyo Suisan Kaisha Ltd.	42,100	1,580,031
Unicharm Corp.	174,300	3,523,812
Yakult Honsha Co. Ltd.	41,800	2,337,642
Yamazaki Baking Co. Ltd.	45,400	765,810

		200,509,198

Energy - 0.8%
Idemitsu Kosan Co. Ltd.	43,700	749,030
INPEX Corp. (a)	443,400	4,469,294
JX Holdings, Inc.	1,046,500	4,047,543
Showa Shell Sekiyu KK	81,100	693,700
TonenGeneral Sekiyu KK	116,000	1,157,751

		11,117,318

Financial - 18.8%
Acom Co. Ltd.*(a)	201,500	912,472
AEON Financial Service Co. Ltd. (a)	50,900	1,157,095
AEON Mall Co. Ltd.	53,550	903,285
Aozora Bank Ltd.	558,000	2,043,568
Bank of Kyoto Ltd. (The)	154,000	1,672,933
Bank of Yokohama Ltd. (The)	530,000	3,245,531
Chiba Bank Ltd. (The)	337,000	2,460,057
Chugoku Bank Ltd. (The)	72,800	1,080,275
Credit Saison Co. Ltd.	69,500	1,393,038

Dai-ichi Life Insurance Co. Ltd. (The)	502,900	9,175,690
Daito Trust Construction Co. Ltd.	34,200	3,743,424
Daiwa Securities Group, Inc. (a)	771,000	5,356,013
Fukuoka Financial Group, Inc.	370,000	1,840,310
Gunma Bank Ltd. (The)	154,000	1,030,181
Hachijuni Bank Ltd. (The)	167,000	1,154,337
Hiroshima Bank Ltd. (The)	204,100	1,154,886
Hokuhoku Financial Group, Inc.	570,000	1,288,242
Hulic Co. Ltd.	141,500	1,302,545
Iyo Bank Ltd. (The)	113,700	1,275,473
Japan Exchange Group, Inc.	129,620	4,041,437
Japan Prime Realty Investment Corp. REIT	414	1,343,746
Japan Real Estate Investment Corp. REIT	612	2,574,504
Japan Retail Fund Investment Corp. REIT (a)	1,138	2,098,872
Joyo Bank Ltd. (The)	297,000	1,589,912
Mitsubishi Estate Co. Ltd.	585,900	12,608,678
Mitsubishi UFJ Financial Group, Inc.	5,939,600	39,198,861
Mitsubishi UFJ Lease & Finance Co. Ltd.	230,600	1,114,625
Mitsui Fudosan Co. Ltd.	444,900	12,330,301
Mizuho Financial Group, Inc.	10,899,140	22,358,363
MS&AD Insurance Group Holdings, Inc.	236,900	7,476,219
Nippon Building Fund, Inc. REIT	675	2,839,526
Nippon Prologis REIT, Inc.	698	1,269,510
Nomura Holdings, Inc.	1,640,300	10,365,272
Nomura Real Estate Holdings, Inc.	58,200	1,093,575
NTT Urban Development Corp.	61,900	578,485
ORIX Corp.	615,760	8,299,186
Resona Holdings, Inc.	1,029,300	5,211,237
Seven Bank Ltd. (a)	281,200	1,201,481
Shinsei Bank Ltd.	847,000	1,830,445
Shizuoka Bank Ltd. (The)	240,000	2,533,922
Sompo Japan Nipponkoa Holdings, Inc.	154,150	5,115,234
Sony Financial Holdings, Inc.	75,500	1,416,151
Sumitomo Mitsui Financial Group, Inc.	592,900	24,276,452
Sumitomo Mitsui Trust Holdings, Inc.	1,538,900	6,361,997
Sumitomo Realty & Development Co. Ltd.	161,000	5,446,125
Suruga Bank Ltd.	85,700	1,644,230
T&D Holdings, Inc.	269,700	3,636,117
Tokio Marine Holdings, Inc.	317,900	12,785,750
Tokyo Tatemono Co. Ltd.	88,900	1,117,529
Tokyu Fudosan Holdings Corp.	239,600	1,648,257
United Urban Investment Corp. REIT	1,235	1,627,855
Yamaguchi Financial Group, Inc. (a)	81,500	1,007,028

		250,230,237

Industrial - 20.2%
Alps Electric Co. Ltd.	78,000	2,448,055
Amada Holdings Co. Ltd.	163,200	1,430,953
Asahi Glass Co. Ltd.	449,000	2,670,260
Brother Industries Ltd.	110,600	1,511,645
Casio Computer Co. Ltd. (a)	95,200	1,832,778
Central Japan Railway Co. (a)	67,198	11,021,836
Daikin Industries Ltd.	110,000	6,567,246
East Japan Railway Co.	155,000	14,325,690
FANUC Corp.	95,900	15,595,072
Fuji Electric Co. Ltd.	272,000	1,081,404
FUJIFILM Holdings Corp.	215,100	8,851,684
Hamamatsu Photonics KK	66,400	1,645,828
Hankyu Hanshin Holdings, Inc.	537,000	3,224,613
Hirose Electric Co. Ltd.	13,610	1,555,942
Hitachi Construction Machinery Co. Ltd.	50,600	734,573
Hitachi High-Technologies Corp.	35,300	794,603
Hitachi Ltd.	2,244,000	12,619,782
Hoya Corp.	198,400	7,772,515

IBIDEN Co. Ltd.	56,600	800,668
IHI Corp.	670,000	2,077,948
Japan Airport Terminal Co. Ltd. (a)	17,200	770,372
Japan Display, Inc.*	7,800	24,577
JGC Corp.	85,000	1,243,082
Kajima Corp.	403,000	2,267,052
Kamigumi Co. Ltd.	106,000	888,324
Kawasaki Heavy Industries Ltd.	677,000	2,563,146
Keihan Electric Railway Co. Ltd.	230,800	1,488,725
Keikyu Corp.	212,000	1,704,953
Keio Corp.	255,000	1,914,051
Keisei Electric Railway Co. Ltd.	113,000	1,206,104
Keyence Corp.	20,410	9,493,297
Kintetsu Group Holdings Co. Ltd.	857,000	3,060,840
Komatsu Ltd.	431,000	7,161,707
Konica Minolta, Inc.	214,300	2,354,498
Kubota Corp.	526,000	8,236,986
Kurita Water Industries Ltd.	50,500	1,052,196
Kyocera Corp.	148,900	7,313,890
LIXIL Group Corp.	124,100	2,561,127
Mabuchi Motor Co. Ltd.	20,100	940,050
Makita Corp. (a)	55,800	3,162,008
Maruichi Steel Tube Ltd. (a)	21,200	540,339
Minebea Co. Ltd.	144,500	1,731,831
Mitsubishi Electric Corp.	893,000	8,920,056
Mitsubishi Heavy Industries Ltd.	1,412,100	6,748,635
Mitsui OSK Lines Ltd.	538,000	1,517,681
Murata Manufacturing Co. Ltd.	95,500	13,824,597
Nabtesco Corp.	57,100	1,140,257
Nagoya Railroad Co. Ltd.	415,600	1,655,750
NEC Corp.	1,183,000	3,737,279
Nidec Corp.	103,900	8,146,768
Nikon Corp. (a)	155,500	1,994,494
Nippon Electric Glass Co. Ltd.	180,000	795,810
Nippon Express Co. Ltd.	396,000	1,920,633
Nippon Yusen KK	734,000	1,931,340
NSK Ltd.	216,900	2,672,896
Obayashi Corp.	314,000	2,719,512
Odakyu Electric Railway Co. Ltd.	302,000	2,760,061
Omron Corp.	89,900	3,381,400
Rinnai Corp.	14,900	1,117,177
Seibu Holdings, Inc. (a)	56,100	1,231,808
Shimizu Corp.	287,700	2,816,842
SMC Corp.	24,400	5,930,185
Sumitomo Heavy Industries Ltd.	250,000	1,088,794
Taiheiyo Cement Corp. (a)	552,000	1,871,341
Taisei Corp.	506,000	3,430,791
THK Co. Ltd.	56,500	982,872
Tobu Railway Co. Ltd.	482,000	2,150,880
Tokyu Corp. (a)	529,000	3,756,910
Toshiba Corp.	1,879,000	5,951,548
TOTO Ltd.	128,700	1,898,095
Toyo Seikan Group Holdings Ltd.	73,000	1,198,853
West Japan Railway Co. (a)	76,300	5,153,169
Yamato Holdings Co. Ltd.	163,400	3,189,558
Yaskawa Electric Corp. (a)	110,600	1,268,066
Yokogawa Electric Corp.	107,200	1,260,916

		268,407,224

Technology - 3.4%
Advantest Corp.	2,600	20,910
Canon, Inc.	497,900	15,224,278
COLOPL, Inc.*	22,500	406,256
Fujitsu Ltd. (a)	878,000	4,360,488

GungHo Online Entertainment, Inc.	199,100	599,427
Itochu Techno-Solutions Corp.	21,700	477,906
Konami Corp.	46,000	1,010,797
Nexon Co. Ltd.	65,000	906,091
Nomura Research Institute Ltd.	54,600	2,218,048
NTT Data Corp.	59,100	2,846,901
Oracle Corp. Japan	17,300	723,479
OTSUKA Corp.	21,300	1,124,428
Ricoh Co. Ltd.	329,700	3,223,981
ROHM Co. Ltd.	45,600	2,478,690
Seiko Epson Corp.	129,400	2,099,475
TDK Corp.	57,700	3,593,311
Tokyo Electron Ltd. (a)	79,500	4,182,381

		45,496,847

Utilities - 2.7%
Chubu Electric Power Co., Inc.	301,100	4,665,454
Chugoku Electric Power Co., (The), Inc.	140,400	2,054,437
Electric Power Development Co. Ltd. (a)	69,200	2,169,011
Hokuriku Electric Power Co.	74,100	1,070,839
Kansai Electric Power Co., (The), Inc.*	327,900	4,093,510
Kyushu Electric Power Co., Inc.*	198,800	2,371,137
Osaka Gas Co. Ltd.	867,000	3,522,780
Shikoku Electric Power Co., Inc. (a)	76,500	1,197,018
Toho Gas Co. Ltd.	186,000	1,121,508
Tohoku Electric Power Co., Inc.	212,400	2,917,029
Tokyo Electric Power Co., Inc.*	684,300	4,684,860
Tokyo Gas Co. Ltd.	1,089,000	5,958,128

		35,825,711

TOTAL COMMON STOCKS
(Cost $1,313,236,030)		1,321,201,105

SECURITIES LENDING COLLATERAL - 1.9%
Daily Assets Fund Institutional, 0.16% (b)(c)
(Cost $24,924,836)	24,924,836	24,924,836

TOTAL INVESTMENTS - 101.1%
(Cost $1,338,160,866) (d)		$1,346,125,941
Other assets and liabilities, net - (1.1%)		(15,166,915)

NET ASSETS - 100.0%		$1,330,959,026

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $22,136,388, which is 1.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $1,356,158,233. The net unrealized depreciation was $10,032,292 which consisted of aggregate gross unrealized appreciation of $78,601,734 and aggregate gross unrealized depreciation of $88,634,026.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

At August 31, 2015, open futures contract purchased was as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
TOPIX Index Futures	17	$2,150,328	9/10/2015	$(184,613)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2015.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/3/2015	JPY	42,595,554,861	USD	343,891,097	$(7,473,842)
Bank of Montreal	9/3/2015	JPY	2,342,565,000	USD	19,353,787	30,287
Canadian Imperial Bank of Commerce	9/3/2015	JPY	594,720,000	USD	4,799,109	(106,655)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	1,571,393,000	USD	12,686,336	(275,871)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	24,251,401,560	USD	195,789,767	(4,256,747)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	519,397,500	USD	4,190,548	(93,891)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	1,569,318,500	USD	12,584,903	(360,192)
JP Morgan & Chase Co.	9/3/2015	JPY	40,437,000,695	USD	326,440,499	(7,118,820)
State Street Bank & Trust Co.	9/3/2015	JPY	28,275,725,598	USD	228,285,946	(4,956,669)
State Street Bank & Trust Co.	9/3/2015	JPY	519,397,500	USD	4,190,481	(93,959)
State Street Bank & Trust Co.	9/3/2015	JPY	1,569,318,500	USD	12,584,196	(360,899)
State Street Bank & Trust Co.	9/3/2015	JPY	678,935,000	USD	5,713,378	112,936
The Bank of New York Mellon	9/3/2015	JPY	553,784,266	USD	4,470,437	(97,655)
The Bank of Nova Scotia	9/3/2015	JPY	29,634,779,045	USD	239,252,560	(5,200,702)
The Bank of Nova Scotia	9/3/2015	JPY	678,935,000	USD	5,713,354	112,912
The Bank of Nova Scotia	9/3/2015	JPY	2,342,565,000	USD	19,352,364	28,864
Bank of Montreal	9/3/2015	USD	363,244,884	JPY	44,019,468,031	(134,279)
Canadian Imperial Bank of Commerce	9/3/2015	USD	4,278,034	JPY	531,387,000	105,305
Canadian Imperial Bank of Commerce	9/3/2015	USD	225,772,629	JPY	27,360,256,030	(81,598)
JP Morgan & Chase Co.	9/3/2015	USD	326,440,499	JPY	39,559,691,854	(117,981)
State Street Bank & Trust Co.	9/3/2015	USD	250,774,001	JPY	30,393,808,967	(59,605)
The Bank of New York Mellon	9/3/2015	USD	4,470,437	JPY	541,743,145	(1,671)
The Bank of Nova Scotia	9/3/2015	USD	264,318,278	JPY	32,031,410,519	(95,529)
Bank of Montreal	10/5/2015	JPY	43,996,583,603	USD	363,244,884	131,136
Canadian Imperial Bank of Commerce	10/5/2015	JPY	27,345,355,036	USD	225,772,629	85,234
JP Morgan & Chase Co.	10/5/2015	JPY	39,540,758,305	USD	326,440,499	101,684
State Street Bank & Trust Co.	10/5/2015	JPY	30,378,386,366	USD	250,774,001	54,313
The Bank of New York Mellon	10/5/2015	JPY	541,468,213	USD	4,470,437	1,577
The Bank of Nova Scotia	10/5/2015	JPY	32,014,494,150	USD	264,318,278	95,423
Canadian Imperial Bank of Commerce	10/5/2015	USD	89,863,611	JPY	10,883,373,000	(40,674)
Canadian Imperial Bank of Commerce	10/5/2015	USD	1,998,828	JPY	242,186,000	(12)

Total net unrealized depreciation						$(30,067,580)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

JPY - Japanese Yen

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.5%
Basic Materials - 8.1%
Grupo Mexico SAB de CV, Series B	82,714	$210,155
Grupo Simec SAB de CV, Series B*	4,540	12,516
Industrias Penoles SAB de CV	3,890	55,510
Mexichem SAB de CV	28,093	72,167
Minera Frisco SAB de CV, Class A1*	25,649	14,338

		364,686

Communications - 23.7%
America Movil SAB de CV, Series L	764,597	698,801
Axtel SAB de CV*	30,761	12,501
Grupo Televisa SAB, Series CPO	55,199	338,474
TV Azteca SAB de CV	60,901	8,785

		1,058,561

Consumer, Cyclical - 10.9%
Alsea SAB de CV	14,360	44,366
Consorcio ARA SAB de CV*	33,502	11,630
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	14,980	19,868
El Puerto de Liverpool SAB de CV, Class C1	5,115	61,192
Grupo Aeromexico SAB de CV*	13,420	20,121
Grupo Comercial Chedraui SA de CV	10,626	26,546
Grupo Famsa SAB de CV, Class A*	14,420	8,631
Hoteles City Express SAB de CV*	10,900	14,020
Wal-Mart de Mexico SAB de CV	115,531	277,492

		483,866

Consumer, Non-cyclical - 21.5%
Arca Continental SAB de CV	11,576	66,202
Coca-Cola Femsa SAB de CV, Series L	7,390	53,299
Controladora Comercial Mexicana SAB de CV	13,402	38,366
Fomento Economico Mexicano SAB de CV	41,780	373,470
Genomma Lab Internacional SAB de CV, Class B*(a)	28,052	22,784
Gruma SAB de CV, Class B	5,413	72,935
Grupo Bimbo SAB de CV, Series A*	43,094	111,115
Grupo Herdez SAB de CV	8,200	20,113
Grupo Lala SAB de CV	18,021	40,825
Industrias Bachoco SAB de CV, Series B	5,720	27,149
Kimberly-Clark de Mexico SAB de CV, Class A	40,659	91,379
OHL Mexico SAB de CV*	24,832	33,114
Organizacion Cultiba SAB de CV	10,040	11,916

		962,667

Diversified - 5.3%
Alfa SAB de CV, Class A	72,956	145,800
Grupo Carso SAB de CV, Series A1	15,606	71,082
Grupo Financiero Interacciones SA de CV, Class O	3,000	17,103

		233,985

Financial - 19.6%
Banregio Grupo Financiero SAB de CV	6,740	35,443
Bolsa Mexicana de Valores SAB de CV	13,240	20,073
Concentradora Fibra Hotelera Mexicana SA de CV REIT	16,240	15,523
Corp. Inmobiliaria Vesta SAB de CV	17,320	26,911
Credito Real SAB de CV, SOFOM, ER	7,652	14,976

Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	14,540	13,915
Fibra Uno Administracion SA de CV REIT (a)	61,353	131,793
Gentera SAB de CV	31,450	50,372
Grupo Financiero Banorte SAB de CV, Class O	54,893	264,185
Grupo Financiero Inbursa SAB de CV, Class O	60,947	128,951
Grupo Financiero Santander Mexico SAB de CV, Class B	48,655	76,065
Mexico Real Estate Management SA de CV REIT*	24,321	33,131
PLA Administradora Industrial S de RL de CV REIT*	18,140	34,005
Prologis Property Mexico SA de CV REIT*	12,140	18,921
Qualitas Controladora SAB de CV*	8,960	12,763

		877,027

Industrial - 11.1%
Cemex SAB de CV*	272,476	214,129
Empresas ICA SAB de CV*	26,341	10,437
Grupo Aeroportuario del Centro Norte SAB de CV*	6,480	34,037
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,420	70,746
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,479	79,950
Industrias CH SAB de CV, Series B*	5,338	18,192
Promotora y Operadora de Infraestructura SAB de CV*	6,591	69,493

		496,984

Utilities - 0.3%
Grupo Rotoplas SAB de CV*	7,780	11,893

TOTAL COMMON STOCKS
(Cost $5,321,294)		4,489,669

SECURITIES LENDING COLLATERAL - 4.1%
Daily Assets Fund Institutional, 0.16% (b)(c)
(Cost $182,663)	182,663	182,663

TOTAL INVESTMENTS - 104.6%
(Cost $5,503,957) (d)		$4,672,332
Other assets and liabilities, net - (4.6%)		(206,229)

NET ASSETS - 100.0%		$4,466,103

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $169,880, which is 3.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $5,534,006. The net unrealized depreciation was $861,674 which consisted of aggregate gross unrealized appreciation of $71,407 and aggregate gross unrealized depreciation of $933,081.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/3/2015	MXN	2,557,000	USD	158,370	$5,361
Bank of Montreal	9/3/2015	MXN	41,086	USD	2,448	(10)
Bank of Montreal	9/3/2015	MXN	617,000	USD	38,423	1,503
Bank of Montreal	9/3/2015	MXN	48,676,560	USD	3,031,315	118,546
JP Morgan & Chase Co.	9/3/2015	MXN	42,229,068	USD	2,629,948	102,992
Bank of Montreal	9/3/2015	USD	8,000	MXN	131,000	(161)
Bank of Montreal	9/3/2015	USD	5,000	MXN	80,290	(196)
Bank of Montreal	9/3/2015	USD	19,419	MXN	311,824	(759)
Bank of Montreal	9/3/2015	USD	3,195,690	MXN	53,626,563	13,283
JP Morgan & Chase Co.	9/3/2015	USD	2,629,948	MXN	44,133,150	10,947
The Bank of New York Mellon	9/3/2015	USD	2,448	MXN	40,000	(55)
Bank of Montreal	10/5/2015	MXN	53,758,835	USD	3,195,690	(13,493)
JP Morgan & Chase Co.	10/5/2015	MXN	44,240,978	USD	2,629,948	(11,059)
Bank of Montreal	10/5/2015	USD	275,246	MXN	4,629,000	1,086
Bank of Montreal	10/5/2015	USD	1,108,644	MXN	18,561,000	(627)
Bank of Montreal	10/5/2015	USD	2,448	MXN	41,188	10
Bank of Montreal	10/5/2015	USD	13,899	MXN	233,000	11

Total net unrealized appreciation						$227,379

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

MXN - Mexican Peso

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.5%
Basic Materials - 7.4%
Hanwha Chemical Corp.	31,414	$482,066
Hyundai Steel Co.	22,514	1,006,967
KCC Corp.	1,709	567,138
Korea Zinc Co. Ltd.	2,360	1,023,614
Kumho Petrochemical Co. Ltd.	4,483	207,710
LG Chem Ltd.	12,614	2,495,604
Lotte Chemical Corp.	4,384	915,534
OCI Co. Ltd.	5,295	365,759
POSCO	18,502	2,972,209

		10,036,601

Communications - 5.7%
Cheil Worldwide, Inc.*	24,682	363,109
Daum Kakao Corp.	7,440	848,578
KT Corp.*	10,265	250,387
LG Uplus Corp.	62,292	579,338
NAVER Corp.	7,688	3,220,803
NCSoft Corp.	4,319	797,888
Samsung SDI Co. Ltd.	15,505	1,107,734
SK Telecom Co. Ltd.	2,867	591,459

		7,759,296

Consumer, Cyclical - 18.4%
BGFretail Co. Ltd.	900	153,329
Cheil Industries, Inc.*	6,113	919,987
Coway Co. Ltd.	15,114	1,078,522
Daewoo International Corp.	14,333	264,180
E-Mart Co. Ltd.	5,776	1,115,888
Hankook Tire Co. Ltd.	21,510	671,989
Hanon Systems	11,415	350,823
Hanssem Co. Ltd.	2,246	604,820
Hanwha Corp.	13,380	476,827
Hotel Shilla Co. Ltd.	9,326	950,144
Hyundai Department Store Co. Ltd.	4,404	560,391
Hyundai Mobis Co. Ltd.	18,535	3,236,083
Hyundai Motor Co.	41,732	5,257,297
Hyundai Wia Corp.	4,780	422,329
Kangwon Land, Inc.	32,825	1,180,895
Kia Motors Corp.	71,880	2,959,675
Korean Air Lines Co. Ltd.*	11,042	310,884
LG Corp.	26,438	1,300,944
Lotte Shopping Co. Ltd.	3,222	728,713
Paradise Co. Ltd.	14,970	288,578
Samsung C&T Corp.	35,183	1,430,820
Shinsegae Co. Ltd.	2,160	457,476
SK Networks Co. Ltd.	37,253	206,935

		24,927,529

Consumer, Non-cyclical - 9.6%
Amorepacific Corp.	8,790	2,812,949
AMOREPACIFIC Group	7,763	1,128,925
Celltrion, Inc.*	17,809	1,069,067
CJ CheilJedang Corp.	2,315	769,220
Dongsuh Cos., Inc.	3,700	140,148
Hanmi Pharm. Co. Ltd.*	467	171,756
Hanmi Science Co. Ltd.*	1,100	148,806
KT&G Corp.	29,931	2,796,344

LG Household & Health Care Ltd.	2,618	1,775,215
Lotte Confectionery Co. Ltd.	222	365,636
Orion Corp.	1,032	814,082
S-1 Corp.	5,728	454,753
Yuhan Corp.	2,307	484,709

		12,931,610

Diversified - 0.7%
CJ Corp.	4,034	980,575

Energy - 2.0%
GS Holdings	14,847	583,085
SK Innovation Co. Ltd.*	17,255	1,457,429
S-Oil Corp.	12,997	659,328

		2,699,842

Financial - 14.7%
BNK Financial Group, Inc.	62,349	732,743
Daewoo Securities Co. Ltd.	52,438	549,762
DGB Financial Group, Inc.	49,715	437,147
Dongbu Insurance Co. Ltd.	12,402	557,841
Hana Financial Group, Inc.	80,850	1,859,328
Hanwha Life Insurance Co. Ltd.	65,011	436,980
Hyundai Marine & Fire Insurance Co. Ltd.	18,766	444,260
Industrial Bank of Korea	72,146	805,181
KB Financial Group, Inc.	105,264	3,186,177
Korea Investment Holdings Co. Ltd.	11,260	664,509
Mirae Asset Securities Co. Ltd.	7,759	256,173
NH Investment & Securities Co. Ltd.	43,330	355,725
Samsung Card Co. Ltd.	10,845	332,387
Samsung Fire & Marine Insurance Co. Ltd.	9,447	2,152,582
Samsung Life Insurance Co. Ltd.	21,996	1,828,118
Samsung Securities Co. Ltd.	16,705	638,399
Shinhan Financial Group Co. Ltd.	115,900	3,875,582
Woori Bank	89,126	687,237

		19,800,131

Industrial - 8.8%
CJ Korea Express Co. Ltd.*	2,183	328,534
Daelim Industrial Co. Ltd.	8,472	482,068
Daewoo Engineering & Construction Co. Ltd.*	36,380	195,934
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,907	181,555
Doosan Corp.	2,599	226,334
Doosan Heavy Industries & Construction Co. Ltd.	15,611	242,860
Doosan Infracore Co. Ltd.*	42,996	242,835
GS Engineering & Construction Corp.*	16,018	329,772
Hyosung Corp.	6,484	701,714
Hyundai Development Co.-Engineering & Construction	16,082	814,468
Hyundai Engineering & Construction Co. Ltd.	21,206	595,256
Hyundai Glovis Co. Ltd.	4,676	680,002
Hyundai Heavy Industries Co. Ltd.*	11,840	915,967
Hyundai Merchant Marine Co. Ltd.*	28,369	203,878
KEPCO Plant Service & Engineering Co. Ltd.	6,299	671,041
Korea Aerospace Industries Ltd.	12,325	961,824
LG Display Co. Ltd.	65,358	1,273,728
LG Electronics, Inc.	29,814	1,121,727
LG Innotek Co. Ltd.	4,097	318,338
LS Industrial Systems Co. Ltd.	5,098	186,205
Samsung Electro-Mechanics Co. Ltd.	16,969	870,867
Samsung Heavy Industries Co. Ltd.	44,775	425,888

		11,970,795

Technology - 25.9%
Samsung Electronics Co. Ltd.	28,612	26,344,086

Samsung SDS Co. Ltd.	7,597	1,647,542
SK Holdings Co. Ltd.	9,636	2,199,721
SK Hynix, Inc.	157,909	4,779,660

		34,971,009

Utilities - 2.3%
Korea Electric Power Corp.	70,078	2,844,002
Korea Gas Corp.	8,760	298,110

		3,142,112

TOTAL COMMON STOCKS
(Cost $141,445,814)		129,219,500

PREFERRED STOCKS - 3.7%
Basic Materials - 0.2%
LG Chem Ltd.	2,294	335,542

Consumer, Cyclical - 1.1%
Hyundai Motor Co.	7,005	574,496
Hyundai Motor Co. - 2nd Preferred	10,601	896,301

		1,470,797

Consumer, Non-cyclical - 0.1%
Amorepacific Corp.	901	139,026

Technology - 2.3%
Samsung Electronics Co. Ltd.	4,136	3,042,333

TOTAL PREFERRED STOCKS
(Cost $5,748,759)		4,987,698

TOTAL INVESTMENTS - 99.2%
(Cost $147,194,573) (a)		$134,207,198
Other assets and liabilities, net - 0.8%		1,043,752

NET ASSETS - 100.0%		$135,250,950

*	Non-income producing security.
(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $150,634,267. The net unrealized depreciation was $16,427,069 which consisted of aggregate gross unrealized appreciation of $5,279,056 and aggregate gross unrealized depreciation of $21,706,125.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/3/2015	KRW	656,952,000	USD	557,590	$2,199
Bank of Montreal	9/3/2015	KRW	16,243,977,500	USD	13,734,075	1,336
JP Morgan & Chase Co.	9/3/2015	KRW	84,407,896,340	USD	72,559,010	1,200,152
RBC Capital Markets	9/3/2015	KRW	17,048,882,000	USD	14,655,367	242,157
State Street Bank & Trust Co.	9/3/2015	KRW	98,502,473,500	USD	84,738,413	1,463,930
State Street Bank & Trust Co.	9/3/2015	KRW	7,855,750,000	USD	6,700,000	58,710
State Street Bank & Trust Co.	9/3/2015	KRW	740,880,000	USD	630,000	3,656
State Street Bank & Trust Co.	9/3/2015	KRW	656,952,000	USD	558,742	3,352
Bank of Montreal	9/3/2015	USD	13,201,046	KRW	15,672,942,000	48,937
Bank of Montreal	9/3/2015	USD	1,040,667	KRW	1,227,987,500	(2,521)
JP Morgan & Chase Co.	9/3/2015	USD	71,320,571	KRW	84,407,896,340	38,286
RBC Capital Markets	9/3/2015	USD	14,395,989	KRW	17,048,882,000	17,221
State Street Bank & Trust Co.	9/3/2015	USD	6,432,682	KRW	7,480,888,000	(108,302)
State Street Bank & Trust Co.	9/3/2015	USD	282,377	KRW	328,291,000	(4,838)
State Street Bank & Trust Co.	9/3/2015	USD	13,168,326	KRW	15,672,942,000	81,657
State Street Bank & Trust Co.	9/3/2015	USD	1,500,000	KRW	1,780,350,000	5,117
State Street Bank & Trust Co.	9/3/2015	USD	1,036,819	KRW	1,227,987,500	1,328
State Street Bank & Trust Co.	9/3/2015	USD	68,688,697	KRW	81,265,597,000	13,645
JP Morgan & Chase Co.	10/5/2015	KRW	84,407,896,340	USD	71,239,310	(47,632)
RBC Capital Markets	10/5/2015	KRW	17,048,882,000	USD	14,377,778	(20,906)
State Street Bank & Trust Co.	10/5/2015	KRW	81,265,597,000	USD	68,607,511	(25,593)
Bank of Montreal	10/5/2015	USD	13,732,624	KRW	16,243,977,500	(13,724)
State Street Bank & Trust Co.	10/5/2015	USD	7,130,438	KRW	8,446,004,000	2,660
State Street Bank & Trust Co.	10/5/2015	USD	1,041,584	KRW	1,233,235,000	(51)

Total net unrealized appreciation						$2,960,776

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

KRW - South Korean Won

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Basic Materials - 6.3%
Anglo American PLC	2,451	$27,869
Antofagasta PLC	689	6,439
BHP Billiton PLC (Australia)	3,694	64,167
Croda International PLC	237	10,517
Fresnillo PLC (Mexico) (a)(b)	386	3,675
Glencore PLC (Switzerland)*	19,449	44,259
Johnson Matthey PLC	358	14,860
Mondi PLC (South Africa)	642	14,561
Randgold Resources Ltd. (Channel Islands)	164	9,963
Rio Tinto PLC	2,212	81,056

		277,366

Communications - 9.1%
BT Group PLC	14,631	98,190
Inmarsat PLC (a)	786	11,832
ITV PLC	6,697	25,712
Pearson PLC	1,435	24,949
Sky PLC	1,805	28,889
Vodafone Group PLC	46,364	161,287
WPP PLC	2,278	47,225

		398,084

Consumer, Cyclical - 8.1%
Barratt Developments PLC	1,734	17,016
Burberry Group PLC	777	16,823
Carnival PLC	323	16,456
Compass Group PLC	2,902	46,090
Dixons Carphone PLC	1,711	11,327
easyJet PLC	277	7,154
GKN PLC	2,881	12,896
InterContinental Hotels Group PLC	412	15,527
Kingfisher PLC	4,067	22,230
Marks & Spencer Group PLC	2,882	23,063
Merlin Entertainments PLC, 144A	1,241	7,398
Next PLC	253	30,845
Persimmon PLC*	537	17,329
Sports Direct International PLC*	470	5,726
Taylor Wimpey PLC	5,689	17,573
Travis Perkins PLC	435	13,671
TUI AG (Germany)	872	15,468
Whitbread PLC	317	23,334
William Hill PLC	1,542	8,518
Wolseley PLC (Switzerland)	455	29,373

		357,817

Consumer, Non-cyclical - 30.0%
Aggreko PLC (a)	447	7,319
Ashtead Group PLC	880	12,767
Associated British Foods PLC	623	30,611
AstraZeneca PLC	2,210	139,719
Babcock International Group PLC	440	6,542
British American Tobacco PLC	3,260	174,035
Bunzl PLC	585	15,611
Capita PLC	1,161	22,020

Coca-Cola HBC AG CDI (Switzerland)*	350	7,181
Diageo PLC	4,398	116,753
Experian PLC (Ireland)	1,725	29,355
G4S PLC	2,713	10,678
GlaxoSmithKline PLC	8,510	175,050
Imperial Tobacco Group PLC	1,674	81,147
Intertek Group PLC	282	10,974
J Sainsbury PLC	2,352	8,759
Reckitt Benckiser Group PLC	1,124	99,295
RELX PLC	1,963	31,478
SABMiller PLC	1,697	79,527
Shire PLC (Ireland)	1,035	79,807
Smith & Nephew PLC	1,564	27,911
Tate & Lyle PLC	816	6,786
Tesco PLC	14,228	41,777
Unilever PLC	2,245	90,361
WM Morrison Supermarkets PLC (a)	3,879	10,030

		1,315,493

Energy - 13.1%
Amec Foster Wheeler PLC	680	8,415
BG Group PLC	5,972	91,145
BP PLC	31,929	176,627
Petrofac Ltd. (a)	453	6,201
Royal Dutch Shell PLC, Class A (Netherlands)	6,811	177,152
Royal Dutch Shell PLC, Class B (Netherlands) (a)	4,268	111,762
Tullow Oil PLC*(a)	1,593	5,456

		576,758

Financial - 23.4%
3i Group PLC	1,700	12,829
Aberdeen Asset Management PLC	1,629	7,972
Admiral Group PLC	367	8,729
Aviva PLC	7,075	52,524
Barclays PLC	29,294	117,526
British Land Co. PLC REIT	1,695	21,328
Direct Line Insurance Group PLC	2,404	13,025
Hammerson PLC REIT	1,371	13,212
Hargreaves Lansdown PLC	457	7,889
HSBC Holdings PLC	34,127	271,631
ICAP PLC	967	6,738
Intu Properties PLC REIT	1,640	8,128
Investec PLC (South Africa)	965	7,915
Land Securities Group PLC REIT	1,382	26,551
Legal & General Group PLC	10,392	40,297
Lloyds Banking Group PLC	99,846	118,556
London Stock Exchange Group PLC	546	21,113
Old Mutual PLC	8,615	26,466
Prudential PLC	4,496	97,829
Royal Bank of Scotland Group PLC*	5,658	29,242
RSA Insurance Group PLC	1,777	14,016
Schroders PLC	217	9,450
Segro PLC REIT	1,306	8,409
St James’s Place PLC	916	12,868
Standard Chartered PLC	4,452	52,262
Standard Life PLC (a)	3,443	21,984

		1,028,489

Industrial - 3.4%
BAE Systems PLC	5,534	38,401
Cobham PLC	1,990	8,599
IMI PLC	475	7,566
Meggitt PLC	1,376	10,080

Melrose Industries PLC	1,740	7,129
Rexam PLC	1,232	10,180
Rolls-Royce Holdings PLC*	3,216	36,691
Royal Mail PLC	1,398	9,954
Smiths Group PLC	690	11,954
Weir Group PLC (The) (a)	374	8,057

		148,611

Technology - 1.1%
ARM Holdings PLC	2,468	35,353
Sage Group PLC (The)	1,884	14,903

		50,256

Utilities - 4.3%
Centrica PLC	8,700	32,467
National Grid PLC	6,543	86,356
Severn Trent PLC	415	13,227
SSE PLC	1,736	39,186
United Utilities Group PLC	1,192	15,639

		186,875

TOTAL COMMON STOCKS
(Cost $4,845,844)		4,339,749

SECURITIES LENDING COLLATERAL - 4.2%
Daily Assets Fund Institutional, 0.16% (c)(d)
(Cost $184,158)	184,158	184,158

TOTAL INVESTMENTS - 103.0%
(Cost $5,030,002) (e)		$4,523,907
Other assets and liabilities, net - (3.0%)		(133,679)

NET ASSETS - 100.0%		$4,390,228

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $147,269, which is 3.4% of net assets.
(b)	Listed on London Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $5,109,106. The net unrealized depreciation was $585,199 which consisted of aggregate gross unrealized appreciation of $272,973 and aggregate gross unrealized depreciation of $858,172.

CDI - Chess Depositary Interest.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/2/2015	GBP	1,264,509	USD	1,972,823	$32,441
Bank of Montreal	9/2/2015	GBP	16,000	USD	24,961	409
JP Morgan & Chase Co.	9/2/2015	GBP	1,697,565	USD	2,648,316	43,411
The Bank of New York Mellon	9/2/2015	GBP	4,497	USD	7,018	116
The Bank of New York Mellon	9/2/2015	USD	1,566	GBP	1,000	(31)
Bank of Montreal	10/2/2015	GBP	1,299,186	USD	1,997,784	4,518
Bank of Montreal	10/2/2015	GBP	5,000	USD	7,670	(2)
JP Morgan & Chase Co.	10/2/2015	GBP	1,722,290	USD	2,648,316	5,906
The Bank of New York Mellon	10/2/2015	GBP	3,545	USD	5,452	12
Bank of Montreal	10/2/2015	USD	259,895	GBP	169,000	(608)

Total net unrealized appreciation						$86,172

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

GBP - British Pound

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Australia - 6.5%
AGL Energy Ltd.	747,863	$8,989,109
Alumina Ltd.	3,373,436	3,144,914
Amcor Ltd.	1,306,571	12,757,103
AMP Ltd.	3,647,864	15,446,161
APA Group (a)	1,261,181	7,871,218
Aristocrat Leisure Ltd.	1,451	8,715
Asciano Ltd.	869,753	5,254,950
ASX Ltd.	189,628	5,322,361
Aurizon Holdings Ltd.	2,269,608	8,011,198
AusNet Services	1,891,223	1,756,379
Australia & New Zealand Banking Group Ltd.	3,048,000	60,583,010
Bank of Queensland Ltd.	458,479	4,133,910
Bendigo and Adelaide Bank Ltd.	806,815	6,298,622
BHP Billiton Ltd.	3,590,423	64,337,813
Boral Ltd.	864,524	3,469,933
Brambles Ltd.	1,639,167	11,478,450
Caltex Australia Ltd.	351,480	7,974,140
CIMIC Group Ltd. (b)	113,245	1,886,624
Coca-Cola Amatil Ltd.	642,639	3,841,593
Cochlear Ltd.	51,744	3,145,831
Commonwealth Bank of Australia	1,813,170	96,878,574
Computershare Ltd.	667,436	4,702,294
Crown Resorts Ltd.	447,419	3,642,549
CSL Ltd.	550,172	35,969,728
Dexus Property Group REIT	833,912	4,373,737
Federation Centres REIT	3,677,528	7,406,404
Flight Centre Travel Group Ltd. (b)	61,546	1,621,003
Fortescue Metals Group Ltd. (b)	1,509,087	2,051,222
Goodman Group REIT	2,291,404	9,947,099
GPT Group REIT	1,949,742	6,230,006
Harvey Norman Holdings Ltd.	1,151,525	3,556,543
Healthscope Ltd.	46,814	88,618
Iluka Resources Ltd.	538,962	2,849,784
Incitec Pivot Ltd.	1,540,219	3,847,287
Insurance Australia Group Ltd.	2,481,469	8,953,272
Lend Lease Group (a)	598,437	5,936,714
Macquarie Group Ltd.	378,127	20,432,243
Medibank Pvt Ltd.*	3,073,357	5,096,052
Mirvac Group REIT	3,731,288	4,646,883
National Australia Bank Ltd.	2,959,161	65,640,268
Newcrest Mining Ltd.*	991,468	7,902,448
Orica Ltd. (b)	426,510	4,813,903
Origin Energy Ltd.	1,508,077	8,864,791
Platinum Asset Management Ltd.	7,156	34,477
Qantas Airways Ltd.*	1,459,149	3,489,023
QBE Insurance Group Ltd.	1,369,481	12,864,559
Ramsay Health Care Ltd.	147,185	6,542,300
REA Group Ltd. (b)	50,921	1,496,984
Rio Tinto Ltd.	508,909	18,213,219
Santos Ltd. (b)	1,360,851	4,968,129
Scentre Group REIT	6,193,427	16,792,716
Seek Ltd.	293,225	2,575,023
Sonic Healthcare Ltd.	395,762	5,835,644
South32 Ltd.*	3,191,357	3,452,104
Stockland REIT	2,405,795	6,694,225
Suncorp Group Ltd.	1,358,629	12,404,878
Sydney Airport (a)	1,182,094	4,837,097
Tabcorp Holdings Ltd.	1,933,380	6,370,348
Tatts Group Ltd.	1,786,098	4,677,546
Telstra Corp. Ltd. (b)	5,334,185	21,903,264
TPG Telecom Ltd. (b)	263,125	1,758,299
Transurban Group (a)	2,018,926	13,907,873
Treasury Wine Estates Ltd.	375,517	1,592,725
Wesfarmers Ltd.	1,202,872	34,805,810
Westfield Corp. REIT	2,674,164	18,554,857
Westpac Banking Corp.	3,486,844	77,171,662
Woodside Petroleum Ltd.	834,965	19,168,917
Woolworths Ltd.	1,302,686	24,474,207
WorleyParsons Ltd.	231,849	1,239,111

		876,988,453

Austria - 0.2%
Andritz AG	41,031	1,966,947
Erste Group Bank AG*	355,223	10,585,139
OMV AG	126,484	3,241,760
Raiffeisen Bank International AG*(b)	143,622	1,945,259
Voestalpine AG	121,800	4,455,681

		22,194,786

Belgium - 1.3%
Ageas	242,261	9,922,602
Anheuser-Busch InBev NV	879,664	96,203,842
Colruyt SA	92,315	4,506,721
Delhaize Group	115,376	10,345,841

Groupe Bruxelles Lambert SA	92,772	7,209,180
KBC Groep NV	273,030	18,128,469
Proximus	175,431	6,318,193
Solvay SA (b)	72,456	8,529,018
Telenet Group Holding NV*	22,728	1,281,327
UCB SA	163,566	12,396,620
Umicore SA (b)	155,101	6,205,606

		181,047,419

Bermuda - 0.0%
Seadrill Ltd. (b)	440,015	3,297,865

Channel Islands - 0.0%
Randgold Resources Ltd.	101,906	6,190,858

Denmark - 1.8%
A.P. Moeller - Maersk A/S, Class A	4,347	7,260,958
A.P. Moeller - Maersk A/S, Class B	10,042	17,105,679
Carlsberg A/S, Class B	116,378	8,783,443
Coloplast A/S, Class B	91,948	6,263,637
Danske Bank A/S	745,323	23,083,515
DSV A/S (b)	275,154	9,829,071
ISS A/S	162,106	5,651,842
Novo Nordisk A/S, Class B	2,093,894	116,226,881
Novozymes A/S, Class B (b)	274,881	11,976,593
Pandora A/S	120,175	13,885,074
TDC A/S (b)	825,652	5,224,758
Tryg A/S (b)	51,833	1,018,526
Vestas Wind Systems A/S	241,791	12,923,196
William Demant Holding A/S*(b)	10,251	833,014

		240,066,187

Finland - 0.9%
Elisa OYJ (b)	100,403	3,346,203
Fortum OYJ (b)	483,333	7,869,788
Kone OYJ, Class B (b)	364,423	14,427,250
Metso OYJ (b)	125,520	3,098,738
Neste OYJ (b)	152,953	3,927,021
Nokia OYJ	4,413,343	27,634,466
Nokian Renkaat OYJ	89,616	2,422,543
Orion OYJ, Class B (b)	65,709	2,608,746
Sampo OYJ, Class A	486,181	23,475,698
Stora Enso OYJ, Class R (b)	823,229	7,330,216
UPM-Kymmene OYJ	713,211	11,900,856
Wartsila OYJ Abp	189,666	7,857,789

		115,899,314

France - 9.9%
Accor SA	188,508	8,943,633
Aeroports de Paris	31,131	3,575,445
Air Liquide SA	373,899	44,830,958
Airbus Group SE	680,874	44,383,068
Alcatel-Lucent*	3,950,169	13,271,398
Alstom SA*(b)	299,698	9,305,553
Arkema SA	79,908	5,641,039
Atos SE	92,183	7,006,177
AXA SA	2,056,322	51,860,895
BNP Paribas SA	1,188,990	75,076,550
Bollore SA	671,196	3,628,819
Bouygues SA	234,734	8,939,990
Bureau Veritas SA	250,157	5,713,904
Cap Gemini SA	151,388	13,610,735
Carrefour SA	683,323	22,221,512
Casino Guichard-Perrachon SA (b)	61,845	3,914,109
Christian Dior SE	68,205	12,659,044
Cie de Saint-Gobain	506,892	23,301,162
Cie Generale des Etablissements Michelin	201,271	19,489,059
CNP Assurances	347,104	5,355,642
Credit Agricole SA	1,124,411	15,248,283
Danone SA	632,972	39,342,781
Dassault Systemes SA	138,775	9,637,867
Edenred (b)	231,979	4,921,240
Electricite de France	266,301	5,764,401
Engie	1,625,039	29,149,131
Essilor International SA	241,162	28,793,847
Eurazeo SA	41,206	2,677,246
Eutelsat Communications SA	198,402	5,983,340
Fonciere des Regions REIT	37,508	3,130,191
Gecina SA REIT	37,142	4,684,689
Groupe Eurotunnel SE	529,766	7,172,336
Hermes International	37,487	13,320,158
ICADE REIT	50,029	3,584,527
Iliad SA	29,809	6,733,492
Imerys SA	41,230	2,843,975
Ingenico Group	59,600	7,383,538
JCDecaux SA	152,545	5,482,821
Kering	102,213	17,520,098
Klepierre REIT	261,182	11,494,763
Lagardere SCA	224,124	6,098,869
Legrand SA	279,027	16,103,191
L’Oreal SA	287,140	49,201,905

LVMH Moet Hennessy Louis Vuitton SE	302,555	50,468,272
Natixis SA	1,614,239	10,252,587
Numericable-SFR SAS*	112,983	5,812,384
Orange SA	2,050,247	32,416,518
Pernod Ricard SA	255,488	26,811,690
Peugeot SA*	415,122	7,173,740
Publicis Groupe SA	193,233	13,773,394
Remy Cointreau SA	10,180	603,843
Renault SA	225,572	18,754,003
Rexel SA	303,899	4,663,434
Safran SA	307,371	24,012,982
Sanofi	1,286,702	127,305,746
Schneider Electric SE	591,517	37,390,061
SCOR SE	176,442	6,224,919
Societe BIC SA	31,311	4,969,916
Societe Generale SA	781,411	38,103,815
Sodexo SA	112,086	9,864,675
Suez Environnement Co.	354,705	6,402,323
Technip SA	115,465	6,291,848
Thales SA	103,314	7,119,467
Total SA	2,319,546	106,210,037
Unibail-Rodamco SE REIT	112,896	29,296,078
Valeo SA	82,147	10,324,260
Vallourec SA	150	1,922
Veolia Environnement SA	372,943	8,181,603
Vinci SA	519,625	33,475,477
Vivendi SA	1,246,747	30,841,651
Wendel SA	19,678	2,525,029
Zodiac Aerospace	213,578	6,496,136

		1,344,769,191

Germany - 8.5%
adidas AG	266,336	19,940,457
Allianz SE	509,153	81,273,651
Axel Springer SE	10,570	640,142
BASF SE	1,011,596	81,527,043
Bayer AG	917,749	124,560,109
Bayerische Motoren Werke AG	352,484	32,521,163
Beiersdorf AG	121,491	10,058,471
Brenntag AG	173,908	9,675,541
Commerzbank AG*	1,071,845	12,018,039
Continental AG	125,498	26,679,679
Daimler AG	1,043,470	83,908,501
Deutsche Annington Immobilien SE	479,612	15,707,206
Deutsche Bank AG (c)	1,499,867	44,222,640
Deutsche Boerse AG	212,775	19,051,021
Deutsche Lufthansa AG*	423,832	5,162,651
Deutsche Post AG	1,055,830	29,092,639
Deutsche Telekom AG	3,532,706	60,434,386
Deutsche Wohnen AG	326,002	8,574,860
E.ON SE	2,239,405	25,393,242
Evonik Industries AG	152,240	5,672,591
Fraport AG Frankfurt Airport Services Worldwide	45,232	2,734,781
Fresenius Medical Care AG & Co. KGaA	248,076	18,988,121
Fresenius SE & Co. KGaA	426,576	30,180,797
GEA Group AG	194,655	7,601,407
Hannover Rueck SE	71,462	7,266,887
HeidelbergCement AG	175,449	13,261,791
Henkel AG & Co. KGaA	146,641	13,463,689
Hugo Boss AG	76,312	8,726,020
Infineon Technologies AG	1,287,422	14,091,359
K+S AG	199,189	7,451,007
Kabel Deutschland Holding AG*	36,932	5,008,396
LANXESS AG	102,920	5,231,752
Linde AG	201,229	34,977,694
MAN SE	39,036	4,095,681
Merck KGaA	146,609	14,028,334
Metro AG	185,605	5,421,420
Muenchener Rueckversicherungs-Gesellschaft AG	194,734	35,793,558
OSRAM Licht AG	102,355	5,416,666
ProSiebenSat.1 Media SE	252,134	12,280,622
RWE AG	540,163	8,119,265
SAP SE	1,073,739	72,281,437
Siemens AG	862,185	85,584,789
Symrise AG	131,371	7,929,581
Telefonica Deutschland Holding AG	521,837	3,175,584
ThyssenKrupp AG	400,206	8,678,652
TUI AG	294,610	5,226,018
United Internet AG	143,209	6,965,600
Volkswagen AG	31,165	5,829,777

		1,145,924,717

Hong Kong - 2.7%
AIA Group Ltd.	13,205,839	73,015,039
ASM Pacific Technology Ltd.	187,147	1,450,078
Bank of East Asia Ltd. (The)	1,323,804	4,552,148
BOC Hong Kong (Holdings) Ltd.	3,699,931	12,508,073
Cathay Pacific Airways Ltd.	1,217,594	2,199,510
Cheung Kong Infrastructure Holdings Ltd.	672,823	5,547,498
Cheung Kong Property Holdings Ltd.*	2,659,222	18,631,590
CK Hutchison Holdings Ltd.	2,715,682	36,197,179
CLP Holdings Ltd.	2,019,380	16,715,147
First Pacific Co. Ltd.	354,430	230,950

Galaxy Entertainment Group Ltd.	2,134,708	6,844,794
Hang Lung Properties Ltd.	2,300,067	5,193,666
Hang Seng Bank Ltd.	888,045	15,801,370
Henderson Land Development Co. Ltd.	1,295,589	7,982,448
HKT Trust and HKT Ltd. (a)(b)	1,509,943	1,747,626
Hong Kong and China Gas Co. Ltd.	7,410,823	13,980,069
Hong Kong Exchanges & Clearing Ltd.	1,103,947	25,953,270
Hysan Development Co. Ltd.	354,688	1,427,896
Kerry Properties Ltd.	1,232,660	3,690,004
Li & Fung Ltd.	8,882,474	5,856,664
Link REIT (The)	2,416,579	12,815,581
MGM China Holdings Ltd.	365,443	604,510
MTR Corp. Ltd.	2,282,199	10,174,125
New World Development Co. Ltd.	5,384,316	5,474,598
Noble Group Ltd.	2,014,800	778,191
NWS Holdings Ltd.	1,156,316	1,457,695
PCCW Ltd.	3,232,333	1,705,827
Power Assets Holdings Ltd.	1,334,489	11,485,141
Shangri-La Asia Ltd.	2,425,891	2,382,053
Sino Land Co. Ltd.	5,076,417	7,545,800
SJM Holdings Ltd.	1,257,190	1,137,141
Sun Hung Kai Properties Ltd.	1,736,225	21,999,509
Swire Pacific Ltd., Class A	782,515	8,587,416
Swire Properties Ltd.	150,555	460,404
Techtronic Industries Co. Ltd.	951,807	3,444,905
WH Group Ltd., 144A*	1,434,755	753,473
Wharf Holdings Ltd. (The)	1,200,226	6,775,426
Wheelock & Co. Ltd.	1,688,314	7,657,271
Yue Yuen Industrial (Holdings) Ltd.	224,905	805,300

		365,569,385

Ireland - 0.9%
Bank of Ireland*	26,543,517	10,573,920
CRH PLC	886,344	26,546,060
Experian PLC	1,169,743	19,906,165
James Hardie Industries PLC CDI (d)	387,209	4,841,525
Kerry Group PLC, Class A	172,815	12,866,830
Shire PLC	684,827	52,805,912

		127,540,412

Israel - 0.6%
Azrieli Group	1,451	57,236
Bank Hapoalim BM	1,212,931	6,153,747
Bank Leumi Le-Israel BM*	1,479,738	5,395,811
Bezeq The Israeli Telecommunication Corp. Ltd.	616,367	1,107,445
Delek Group Ltd.	10	2,357
Israel Chemicals Ltd.	213,537	1,202,535
Israel Corp. Ltd. (The)	9,550	2,893,460
Mizrahi Tefahot Bank Ltd.	35,150	409,420
NICE Systems Ltd.	39,205	2,454,590
Teva Pharmaceutical Industries Ltd.	973,390	63,745,902

		83,422,503

Italy - 2.4%
Assicurazioni Generali SpA	1,419,503	26,011,877
Atlantia SpA	447,367	11,977,980
Banca Monte dei Paschi di Siena SpA*	2,004,193	4,212,370
Banco Popolare SC*	417,877	7,183,836
Enel Green Power SpA	178,593	340,692
Enel SpA	7,981,375	35,968,358
Eni SpA (b)	3,013,810	49,477,686
EXOR SpA	59,558	2,738,138
Finmeccanica SpA*	450,242	6,098,211
Intesa Sanpaolo SpA	14,366,685	52,459,398
Intesa Sanpaolo SpA-RSP	1,319,504	4,359,109
Luxottica Group SpA	238,661	16,175,868
Mediobanca SpA	755,272	7,585,350
Pirelli & C. SpA	504,605	8,459,629
Prysmian SpA	230,255	4,927,299
Saipem SpA*(b)	374,321	3,606,066
Snam SpA	2,193,921	10,738,802
Telecom Italia SpA*(b)	10,990,256	13,356,278
Telecom Italia SpA-RSP	5,965,980	5,981,713
Terna Rete Elettrica Nazionale SpA	1,616,206	7,537,398
UniCredit SpA	5,023,197	32,862,300
Unione di Banche Italiane SCpA	1,409,832	11,010,975
UnipolSai SpA (b)	1,064,201	2,438,533

		325,507,866

Japan - 21.5%
ABC-Mart, Inc.	2,700	163,913
Acom Co. Ltd.*(b)	6,300	28,529
Aeon Co. Ltd.	711,400	10,685,523
AEON Financial Service Co. Ltd.	1,500	34,099
AEON Mall Co. Ltd.	3,200	53,978
AIR WATER, Inc.	11,000	175,931
AISIN SEIKI Co. Ltd.	222,800	8,049,359
Ajinomoto Co., Inc.	570,000	12,560,358
Alfresa Holdings Corp.	2,000	36,524
Alps Electric Co. Ltd.	187,400	5,881,610
Amada Holdings Co. Ltd.	8,800	77,159
ANA Holdings, Inc.	1,262,000	3,704,754
Aozora Bank Ltd.	1,346,000	4,929,468

Asahi Glass Co. Ltd.	361,000	2,146,913
Asahi Group Holdings Ltd.	441,400	14,572,553
Asahi Kasei Corp.	1,388,800	11,093,446
ASICS Corp. (b)	179,400	5,253,186
Astellas Pharma, Inc.	2,380,700	35,346,723
Bandai Namco Holdings, Inc.	197,200	4,567,473
Bank of Kyoto Ltd. (The)	345,000	3,747,804
Bank of Yokohama Ltd. (The)	1,511,000	9,252,826
Benesse Holdings, Inc.	1,700	45,152
Bridgestone Corp.	720,400	24,169,811
Brother Industries Ltd.	11,200	153,078
Calbee, Inc.	6,100	233,716
Canon, Inc.	1,160,200	35,475,411
Casio Computer Co. Ltd. (b)	221,600	4,266,214
Central Japan Railway Co.	156,904	25,735,440
Chiba Bank Ltd. (The)	638,000	4,657,318
Chubu Electric Power Co., Inc.	946,600	14,667,283
Chugai Pharmaceutical Co. Ltd.	247,100	9,243,193
Chugoku Bank Ltd. (The)	2,500	37,097
Chugoku Electric Power Co., (The), Inc.	316,400	4,629,798
Citizen Holdings Co. Ltd.	288,300	2,178,272
COLOPL, Inc.*	2,800	50,556
Credit Saison Co. Ltd.	182,700	3,661,987
Dai Nippon Printing Co. Ltd.	511,000	5,262,371
Daicel Corp.	303,800	4,014,415
Daihatsu Motor Co. Ltd.	2,400	29,358
Dai-ichi Life Insurance Co. Ltd. (The)	1,021,804	18,643,382
Daiichi Sankyo Co. Ltd.	699,200	13,481,090
Daikin Industries Ltd.	256,000	15,283,771
Daito Trust Construction Co. Ltd.	66,100	7,235,097
Daiwa House Industry Co. Ltd.	667,600	16,415,355
Daiwa Securities Group, Inc.	1,525,000	10,593,929
DENSO Corp.	542,000	24,271,192
Dentsu, Inc.	277,800	14,252,617
Don Quijote Holdings Co. Ltd.	137,300	5,334,128
East Japan Railway Co.	363,900	33,633,023
Eisai Co. Ltd. (b)	237,100	16,181,510
Electric Power Development Co. Ltd.	179,200	5,616,860
FamilyMart Co. Ltd.	3,500	162,247
FANUC Corp.	233,700	38,003,840
Fast Retailing Co. Ltd.	53,500	21,740,236
Fuji Electric Co. Ltd.	14,000	55,661
Fuji Heavy Industries Ltd.	669,000	23,565,509
FUJIFILM Holdings Corp.	522,800	21,513,995
Fujitsu Ltd.	1,633,600	8,113,091
Fukuoka Financial Group, Inc.	781,000	3,884,547
GungHo Online Entertainment, Inc.	11,000	33,118
Gunma Bank Ltd. (The)	6,000	40,137
Hachijuni Bank Ltd. (The)	6,000	41,473
Hakuhodo DY Holdings, Inc.	3,600	36,049
Hamamatsu Photonics KK	60,800	1,507,024
Hankyu Hanshin Holdings, Inc.	1,335,700	8,020,700
Hikari Tsushin, Inc.	1,300	86,642
Hino Motors Ltd.	9,200	101,383
Hirose Electric Co. Ltd.	30,320	3,466,286
Hiroshima Bank Ltd. (The)	6,000	33,951
Hisamitsu Pharmaceutical Co., Inc.	500	17,342
Hitachi Chemical Co. Ltd.	1,600	24,627
Hitachi Construction Machinery Co. Ltd.	1,400	20,324
Hitachi High-Technologies Corp.	600	13,506
Hitachi Ltd.	5,396,000	30,345,963
Hitachi Metals Ltd.	6,000	76,117
Hokuhoku Financial Group, Inc.	16,000	36,161
Hokuriku Electric Power Co.	198,600	2,870,023
Honda Motor Co. Ltd.	1,761,800	55,570,777
Hoya Corp.	466,700	18,283,430
Hulic Co. Ltd.	311,100	2,863,757
IBIDEN Co. Ltd.	1,400	19,805
Idemitsu Kosan Co. Ltd.	1,600	27,424
IHI Corp.	1,751,000	5,430,577
Iida Group Holdings Co. Ltd.	2,300	40,751
INPEX Corp.	1,019,404	10,275,182
Isetan Mitsukoshi Holdings Ltd.	407,200	6,522,724
Isuzu Motors Ltd.	999,200	11,386,108
ITOCHU Corp.	2,017,600	24,222,517
Itochu Techno-Solutions Corp.	3,200	70,475
Iyo Bank Ltd. (The)	2,700	30,288
J. Front Retailing Co. Ltd.	261,500	4,247,070
Japan Airlines Co. Ltd.	138,800	4,940,174
Japan Airport Terminal Co. Ltd. (b)	1,000	44,789
Japan Display, Inc.*	1,200	3,781
Japan Exchange Group, Inc.	277,900	8,664,676
Japan Prime Realty Investment Corp. REIT	57	185,008
Japan Real Estate Investment Corp. REIT	1,623	6,827,484
Japan Retail Fund Investment Corp. REIT (b)	2,669	4,922,575
Japan Tobacco, Inc.	1,243,300	44,400,275
JFE Holdings, Inc.	535,200	8,310,422
JGC Corp.	14,700	214,980
Joyo Bank Ltd. (The)	619,000	3,313,655
JSR Corp.	2,300	36,197
JTEKT Corp.	217,000	3,058,960
JX Holdings, Inc.	3,025,900	11,703,258
Kajima Corp.	853,000	4,798,499

Kakaku.com, Inc. (b)	14,100	224,232
Kamigumi Co. Ltd.	7,000	58,663
Kaneka Corp.	31,000	251,355
Kansai Electric Power Co., (The), Inc.*	1,001,800	12,506,490
Kansai Paint Co. Ltd.	17,000	265,583
Kao Corp.	578,400	26,488,034
Kawasaki Heavy Industries Ltd.	1,778,000	6,731,571
KDDI Corp.	1,973,530	49,128,664
Keihan Electric Railway Co. Ltd.	65,000	419,268
Keikyu Corp.	250,500	2,014,579
Keio Corp.	583,800	4,382,051
Keisei Electric Railway Co. Ltd.	16,000	170,776
Keyence Corp.	41,410	19,261,021
Kikkoman Corp.	149,000	4,799,315
Kintetsu Group Holdings Co. Ltd.	2,007,400	7,169,581
Kirin Holdings Co. Ltd.	1,000,800	14,710,485
Kobe Steel Ltd.	3,281,000	4,411,292
Koito Manufacturing Co. Ltd.	123,500	4,237,720
Komatsu Ltd.	1,019,500	16,940,510
Konami Corp.	5,300	116,461
Konica Minolta, Inc.	499,500	5,487,970
KOSE Corp.	33,000	3,269,105
Kubota Corp.	1,221,800	19,132,984
Kuraray Co. Ltd.	397,000	4,699,097
Kurita Water Industries Ltd.	7,600	158,350
Kyocera Corp.	404,100	19,849,181
Kyowa Hakko Kirin Co. Ltd.	233,000	3,918,728
Kyushu Electric Power Co., Inc.*	468,200	5,584,338
Lawson, Inc.	65,800	4,700,194
LIXIL Group Corp.	287,100	5,925,056
M3, Inc.	221,610	5,140,160
Mabuchi Motor Co. Ltd. (b)	6,600	308,673
Makita Corp.	156,700	8,879,688
Marubeni Corp.	2,025,100	11,111,449
Marui Group Co. Ltd.	3,400	41,170
Maruichi Steel Tube Ltd. (b)	2,900	73,914
Mazda Motor Corp.	581,100	10,020,123
McDonald’s Holdings Co. Japan Ltd. (b)	62,200	1,369,852
Medipal Holdings Corp.	2,100	36,393
MEIJI Holdings Co. Ltd.	66,400	10,817,008
Minebea Co. Ltd.	291,000	3,487,631
Miraca Holdings, Inc.	3,700	159,005
Mitsubishi Chemical Holdings Corp.	1,493,900	8,511,047
Mitsubishi Corp.	1,515,500	28,188,663
Mitsubishi Electric Corp.	2,216,000	22,135,324
Mitsubishi Estate Co. Ltd.	1,539,000	33,119,569
Mitsubishi Gas Chemical Co., Inc.	5,000	24,415
Mitsubishi Heavy Industries Ltd.	3,870,200	18,496,258
Mitsubishi Logistics Corp. (b)	1,000	12,067
Mitsubishi Materials Corp.	1,308,000	4,207,696
Mitsubishi Motors Corp.	998,800	7,670,085
Mitsubishi Tanabe Pharma Corp.	248,400	4,450,240
Mitsubishi UFJ Financial Group, Inc.	13,823,300	91,227,965
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,600	31,902
Mitsui & Co. Ltd.	2,038,300	26,539,007
Mitsui Chemicals, Inc.	11,000	37,291
Mitsui Fudosan Co. Ltd.	1,048,000	29,045,078
Mitsui OSK Lines Ltd.	41,000	115,660
Mixi, Inc.	18,600	639,766
Mizuho Financial Group, Inc.	25,613,500	52,543,221
MS&AD Insurance Group Holdings, Inc.	549,400	17,338,264
Murata Manufacturing Co. Ltd.	231,400	33,497,505
Nabtesco Corp.	11,000	219,664
Nagoya Railroad Co. Ltd.	82,700	329,477
NEC Corp.	2,627,000	8,299,097
Nexon Co. Ltd.	2,300	32,062
NGK Insulators Ltd.	239,000	5,387,776
NGK Spark Plug Co. Ltd.	211,200	5,194,856
NH Foods Ltd.	175,000	4,041,737
NHK Spring Co. Ltd.	2,200	21,304
Nidec Corp. (b)	241,900	18,967,306
Nikon Corp.	388,400	4,981,746
Nintendo Co. Ltd.	136,300	28,117,813
Nippon Building Fund, Inc. REIT	1,605	6,751,763
Nippon Electric Glass Co. Ltd.	35,000	154,741
Nippon Express Co. Ltd.	774,000	3,753,965
Nippon Paint Holdings Co. Ltd.	156,900	3,230,275
Nippon Prologis REIT, Inc.	94	170,965
Nippon Steel & Sumitomo Metal Corp.	10,179,000	20,965,037
Nippon Telegraph & Telephone Corp.	898,600	34,314,090
Nippon Yusen KK	1,955,000	5,144,100
Nissan Motor Co. Ltd.	3,096,000	28,014,286
Nisshin Seifun Group, Inc.	6,800	92,996
Nissin Foods Holdings Co. Ltd.	3,600	171,040
Nitori Holdings Co. Ltd.	67,800	5,396,709
Nitto Denko Corp.	147,200	9,922,204
NOK Corp.	1,600	39,593
Nomura Holdings, Inc.	4,120,600	26,038,616
Nomura Real Estate Holdings, Inc.	3,400	63,886
Nomura Research Institute Ltd.	131,600	5,346,063
NSK Ltd.	523,400	6,449,949
NTT Data Corp.	163,300	7,866,309
NTT DOCOMO, Inc.	1,666,792	34,900,412

NTT Urban Development Corp.	1,800	16,822
Obayashi Corp.	655,000	5,672,867
Odakyu Electric Railway Co. Ltd. (b)	570,500	5,213,956
Oji Holdings Corp.	9,600	44,502
Olympus Corp.	298,400	10,903,716
Omron Corp.	226,500	8,519,322
Ono Pharmaceutical Co. Ltd.	75,200	9,601,980
Oracle Corp. Japan	2,600	108,731
Oriental Land Co. Ltd.	215,100	11,871,441
ORIX Corp.	1,462,100	19,706,120
Osaka Gas Co. Ltd.	2,072,000	8,418,915
OTSUKA Corp.	2,800	147,812
Otsuka Holdings Co. Ltd.	445,300	15,189,823
Panasonic Corp.	2,438,000	26,896,730
Park24 Co. Ltd.	124,500	2,444,096
Rakuten, Inc. (b)	1,015,300	14,521,633
Recruit Holdings Co. Ltd.	160,700	4,944,208
Resona Holdings, Inc.	2,047,700	10,367,289
Ricoh Co. Ltd.	1,011,100	9,887,071
Rinnai Corp.	3,500	262,424
ROHM Co. Ltd.	136,100	7,398,020
Ryohin Keikaku Co. Ltd.	26,000	5,781,829
Sankyo Co. Ltd.	3,600	138,524
Sanrio Co. Ltd.	2,900	95,802
Santen Pharmaceutical Co. Ltd.	435,300	6,804,087
SBI Holdings, Inc.	6,000	73,048
Secom Co. Ltd.	235,500	15,079,692
Sega Sammy Holdings, Inc.	212,500	2,241,824
Seibu Holdings, Inc.	6,600	144,919
Seiko Epson Corp.	303,100	4,917,703
Sekisui Chemical Co. Ltd.	380,000	4,196,973
Sekisui House Ltd.	659,100	9,853,745
Seven & i Holdings Co. Ltd.	817,600	35,675,374
Seven Bank Ltd.	1,011,100	4,320,120
Sharp Corp.*(b)	98,000	143,078
Shikoku Electric Power Co., Inc. (b)	205,100	3,209,261
Shimadzu Corp.	254,000	3,739,762
Shimamura Co. Ltd.	900	83,219
Shimano, Inc.	71,800	9,671,250
Shimizu Corp.	597,000	5,845,168
Shin-Etsu Chemical Co. Ltd.	478,800	26,354,043
Shinsei Bank Ltd.	1,984,000	4,287,607
Shionogi & Co. Ltd.	312,000	12,249,928
Shiseido Co. Ltd.	417,900	8,770,954
Shizuoka Bank Ltd. (The)	485,000	5,120,633
Showa Shell Sekiyu KK	9,800	83,826
SMC Corp.	49,100	11,933,282
SoftBank Group Corp.	1,020,000	59,423,929
Sompo Japan Nipponkoa Holdings, Inc.	413,500	13,721,372
Sony Corp.*(b)	1,280,500	33,397,459
Sony Financial Holdings, Inc.	2,400	45,017
Stanley Electric Co. Ltd.	1,800	35,084
Sumitomo Chemical Co. Ltd.	1,840,000	9,166,990
Sumitomo Corp.	1,240,100	13,169,701
Sumitomo Dainippon Pharma Co. Ltd.	2,000	21,380
Sumitomo Electric Industries Ltd.	1,004,100	13,806,530
Sumitomo Heavy Industries Ltd.	19,000	82,748
Sumitomo Metal Mining Co. Ltd.	402,000	5,109,762
Sumitomo Mitsui Financial Group, Inc.	1,455,200	59,583,559
Sumitomo Mitsui Trust Holdings, Inc.	4,131,000	17,078,048
Sumitomo Realty & Development Co. Ltd.	326,100	11,030,941
Sumitomo Rubber Industries Ltd.	2,500	35,427
Suntory Beverage & Food Ltd.	175,000	7,405,040
Suruga Bank Ltd.	200,300	3,842,932
Suzuken Co. Ltd.	910	31,300
Suzuki Motor Corp.	440,500	15,004,287
Sysmex Corp.	164,800	10,004,768
T&D Holdings, Inc.	644,700	8,691,897
Taiheiyo Cement Corp.	1,367,000	4,634,281
Taisei Corp.	1,418,000	9,614,352
Taisho Pharmaceutical Holdings Co. Ltd.	134	8,688
Taiyo Nippon Sanso Corp.	13,600	166,698
Takashimaya Co. Ltd.	5,000	43,304
Takeda Pharmaceutical Co. Ltd.	844,200	41,515,407
TDK Corp.	160,500	9,995,257
Teijin Ltd.	49,000	156,011
Terumo Corp.	321,200	8,782,761
THK Co. Ltd.	3,800	66,105
Tobu Railway Co. Ltd.	1,070,000	4,774,776
Toho Co. Ltd.	1,500	33,852
Toho Gas Co. Ltd.	35,000	211,036
Tohoku Electric Power Co., Inc.	492,100	6,758,333
Tokio Marine Holdings, Inc.	760,000	30,566,751
Tokyo Electric Power Co., Inc.*	2,027,500	13,880,686
Tokyo Electron Ltd.	204,600	10,763,713
Tokyo Gas Co. Ltd.	2,550,400	13,953,729
Tokyo Tatemono Co. Ltd.	6,000	75,424
Tokyu Corp.	1,434,600	10,188,399
Tokyu Fudosan Holdings Corp.	993,400	6,833,799
TonenGeneral Sekiyu KK	12,000	119,767
Toppan Printing Co. Ltd. (b)	529,000	4,393,970
Toray Industries, Inc. (b)	1,517,200	13,415,585
Toshiba Corp.	4,722,000	14,956,473

TOTO Ltd.	258,000	3,805,040
Toyo Seikan Group Holdings Ltd.	1,900	31,203
Toyo Suisan Kaisha Ltd.	4,800	180,146
Toyoda Gosei Co. Ltd.	700	13,725
Toyota Industries Corp.	196,700	9,783,487
Toyota Motor Corp.	2,963,900	175,826,855
Toyota Tsusho Corp.	241,800	5,572,559
Trend Micro, Inc.	106,300	3,783,433
Unicharm Corp.	430,700	8,707,434
United Urban Investment Corp. REIT	2,859	3,768,451
USS Co. Ltd.	244,900	4,351,174
West Japan Railway Co.	194,900	13,163,205
Yahoo Japan Corp.	2,029,100	8,217,826
Yakult Honsha Co. Ltd. (b)	80,100	4,479,548
Yamada Denki Co. Ltd.	45,100	173,726
Yamaguchi Financial Group, Inc.	28,400	350,915
Yamaha Corp.	197,700	4,530,132
Yamaha Motor Co. Ltd.	282,300	5,455,759
Yamato Holdings Co. Ltd.	406,800	7,940,712
Yamazaki Baking Co. Ltd.	3,000	50,604
Yaskawa Electric Corp. (b)	5,200	59,620
Yokogawa Electric Corp.	6,800	79,984
Yokohama Rubber Co. Ltd. (The)	2,500	49,119

		2,906,633,817

Luxembourg - 0.3%
ArcelorMittal (b)	1,327,283	10,334,979
Millicom International Cellular SA SDR (b)	89,402	5,966,470
RTL Group SA	21,188	1,845,732
SES SA FDR	302,559	8,988,666
Tenaris SA	538,494	6,997,431

		34,133,278

Macau - 0.1%
Sands China Ltd.	2,283,122	7,924,591
Wynn Macau Ltd.	1,609,369	2,483,604

		10,408,195

Mexico - 0.0%
Fresnillo PLC (b)(e)	354,563	3,375,987

Netherlands - 4.3%
Aegon NV	2,366,838	14,570,469
Akzo Nobel NV	322,068	21,807,309
Altice NV, Class A*	251,498	7,175,376
Altice NV, Class B*	83,640	2,626,098
ASML Holding NV	413,717	37,919,996
Delta Lloyd NV	274,393	2,914,973
Gemalto NV (b)	94,409	6,801,389
Heineken Holding NV	165,273	11,535,634
Heineken NV	286,390	22,656,674
ING Groep NV	4,360,591	66,767,956
Koninklijke Ahold NV	1,040,205	20,561,310
Koninklijke Boskalis Westminster NV	102,267	5,328,235
Koninklijke DSM NV	228,929	12,050,788
Koninklijke KPN NV	3,684,030	14,353,310
Koninklijke Philips NV	1,092,276	28,092,876
Koninklijke Vopak NV	70,874	2,920,376
NN Group NV	173,270	5,293,470
OCI NV*	110,240	3,250,976
QIAGEN NV*	262,670	6,945,877
Randstad Holding NV	139,029	8,791,207
RELX NV	1,148,124	17,695,655
Royal Dutch Shell PLC, Class A	4,213,402	109,589,314
Royal Dutch Shell PLC, Class B (b)	2,761,582	72,315,242
TNT Express NV	480,157	4,060,442
Unilever NV	1,753,852	70,329,239
Wolters Kluwer NV	330,580	10,479,588

		586,833,779

New Zealand - 0.2%
Auckland International Airport Ltd.	1,307,602	4,102,365
Contact Energy Ltd.	1,285,492	4,228,539
Fletcher Building Ltd.	735,709	3,357,315
Meridian Energy Ltd. (b)	1,358,556	1,902,932
Mighty River Power Ltd.	36,883	64,753
Ryman Healthcare Ltd.	313,895	1,521,947
Spark New Zealand Ltd.	2,309,225	4,946,938

		20,124,789

Norway - 0.6%
DNB ASA	1,064,224	15,232,054
Gjensidige Forsikring ASA	122,017	1,812,784
Norsk Hydro ASA	1,440,658	4,991,267
Orkla ASA	826,663	6,095,819
Statoil ASA	1,258,263	18,845,882
Telenor ASA	970,620	19,371,802
Yara International ASA	214,900	9,593,773

		75,943,381

Portugal - 0.1%
Banco Comercial Portugues SA, Class R*	39,119,840	2,765,584

Banco Espirito Santo SA*	163,078	0
EDP - Energias de Portugal SA	2,460,468	8,630,896
Galp Energia SGPS SA	366,271	3,862,255
Jeronimo Martins SGPS SA	313,604	4,346,080

		19,604,815

Singapore - 1.1%
Ascendas Real Estate Investment Trust REIT	1,010,600	1,597,135
CapitaLand Commercial Trust REIT	941,600	887,515
CapitaLand Ltd.	3,947,100	7,888,326
CapitaLand Mall Trust REIT	938,800	1,277,415
City Developments Ltd.	751,500	4,681,397
ComfortDelGro Corp. Ltd.	2,936,000	5,846,823
DBS Group Holdings Ltd.	1,968,600	24,777,532
Genting Singapore PLC	9,227,500	5,035,381
Global Logistic Properties Ltd.	3,471,500	5,461,699
Golden Agri-Resources Ltd.	903,800	201,763
Hutchison Port Holdings Trust, Class U	6,168,709	3,238,572
Jardine Cycle & Carriage Ltd.	7,100	143,907
Keppel Corp. Ltd.	978,600	4,743,719
Oversea-Chinese Banking Corp. Ltd.	3,257,100	20,612,950
Sembcorp Industries Ltd.	919,900	2,229,586
Sembcorp Marine Ltd. (b)	955,800	1,618,909
Singapore Airlines Ltd.	584,600	4,109,870
Singapore Exchange Ltd.	925,200	4,760,251
Singapore Press Holdings Ltd. (b)	979,600	2,735,285
Singapore Technologies Engineering Ltd.	1,015,200	2,208,755
Singapore Telecommunications Ltd.	8,669,700	22,979,113
StarHub Ltd.	777,300	2,016,171
Suntec Real Estate Investment Trust REIT (b)	1,014,600	1,100,130
United Overseas Bank Ltd.	1,432,000	19,667,737
UOL Group Ltd.	8,000	35,491
Wilmar International Ltd.	964,400	1,947,869
Yangzijiang Shipbuilding Holdings Ltd.	952,600	742,610

		152,545,911

South Africa - 0.1%
Mondi PLC	415,738	9,428,873

Spain - 3.5%
Abertis Infraestructuras SA	437,545	7,247,000
ACS Actividades de Construccion y Servicios SA	199,649	6,482,460
Aena SA, 144A*	59,795	6,877,616
Amadeus IT Holding SA, Class A	527,143	22,070,028
Banco Bilbao Vizcaya Argentaria SA	6,856,310	63,573,685
Banco de Sabadell SA	4,342,714	9,258,999
Banco Popular Espanol SA	2,096,866	8,990,770
Banco Santander SA	15,567,322	95,379,653
Bankia SA	5,196,607	6,280,363
Bankinter SA	700,749	5,284,221
CaixaBank SA	2,743,980	11,885,499
Distribuidora Internacional de Alimentacion SA*	653,117	3,932,700
Enagas SA	346,346	9,490,848
Endesa SA	351,540	7,297,862
Ferrovial SA	474,157	11,343,800
Gas Natural SDG SA	384,458	7,808,663
Grifols SA	166,242	6,819,252
Iberdrola SA	6,145,473	41,755,977
Industria de Diseno Textil SA	1,182,383	39,459,205
Mapfre SA	1,472,601	4,346,003
Red Electrica Corp. SA	117,742	9,412,490
Repsol SA	1,287,918	18,433,927
Telefonica SA	4,946,004	69,876,217
Zardoya Otis SA	271,988	2,908,652

		476,215,890

Sweden - 3.1%
Alfa Laval AB	448,821	7,570,475
Assa Abloy AB, Class B	1,090,077	20,871,897
Atlas Copco AB, Class A	728,113	18,361,933
Atlas Copco AB, Class B	499,230	11,392,775
Boliden AB	405,483	6,700,575
Electrolux AB, Series B	326,199	9,212,636
Elekta AB, Class B*	444	2,751
Getinge AB, Class B (b)	229,244	5,096,116
Hennes & Mauritz AB, Class B	1,029,142	39,604,827
Hexagon AB, Class B	335,693	10,817,039
Husqvarna AB, Class B	787,119	5,113,577
ICA Gruppen AB (b)	62,196	2,310,494
Industrivarden AB, Class C	128,428	2,339,192
Investment AB Kinnevik, Class B	276,557	7,817,162
Investor AB, Class B	522,125	18,804,147
Lundin Petroleum AB*	322,219	4,209,476
Nordea Bank AB	3,502,803	41,457,697
Sandvik AB	1,447,031	13,981,471
Securitas AB, Class B	294,305	3,754,422
Skandinaviska Enskilda Banken AB, Class A	1,960,733	22,824,266
Skanska AB, Class B	465,883	9,134,961
SKF AB, Class B	509,552	9,744,445
Svenska Cellulosa AB SCA, Class B	633,236	18,056,127
Svenska Handelsbanken AB, Class A	1,415,773	21,154,652
Swedbank AB, Class A	1,017,211	23,237,492

Swedish Match AB	213,825	6,321,805
Tele2 AB, Class B	476,033	4,703,539
Telefonaktiebolaget LM Ericsson, Class B	3,311,918	32,293,743
TeliaSonera AB	3,251,711	18,351,849
Volvo AB, Class B	2,025,232	22,032,113

		417,273,654

Switzerland - 10.1%
ABB Ltd.*	2,496,406	48,215,900
Actelion Ltd.*	112,799	15,403,164
Adecco SA*	153,419	12,054,180
Aryzta AG*	84,431	4,330,512
Baloise Holding AG	51,620	6,322,669
Barry Callebaut AG*	93	102,077
Chocoladefabriken Lindt & Spruengli AG	93	6,261,734
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,357	7,664,843
Cie Financiere Richemont SA	584,017	43,711,405
Coca-Cola HBC AG CDI*	161,595	3,315,316
Credit Suisse Group AG*	1,684,038	45,208,489
Dufry AG*(b)	44,097	5,930,388
EMS-Chemie Holding AG	9,493	4,281,744
Geberit AG	41,381	13,155,104
Givaudan SA*	10,140	17,465,577
Glencore PLC*	13,034,005	29,660,922
Julius Baer Group Ltd.*	226,809	11,044,225
Kuehne + Nagel International AG	61,818	8,236,858
LafargeHolcim Ltd.*(b)	457,270	29,092,334
Lonza Group AG*	61,754	8,471,091
Nestle SA	3,551,244	261,939,375
Novartis AG	2,474,195	242,389,972
Pargesa Holding SA	33,665	2,065,209
Partners Group Holding AG	20,377	6,582,236
Roche Holding AG	773,743	211,315,525
Schindler Holding AG	22,610	3,522,543
Schindler Holding AG Participation Certificates	51,630	7,920,891
SGS SA	6,230	10,995,065
Sika AG	1,753	5,804,948
Sonova Holding AG	61,750	8,042,544
STMicroelectronics NV	709,284	5,151,989
Sulzer AG (b)	20,539	2,096,076
Swatch Group AG (The) - Bearer (b)	41,286	15,815,658
Swatch Group AG (The) - Registered	48,457	3,589,222
Swiss Life Holding AG*	35,303	8,268,349
Swiss Prime Site AG*	61,751	4,845,408
Swiss Re AG	384,466	33,031,502
Swisscom AG	30,697	16,592,544
Syngenta AG	104,799	36,318,900
Transocean Ltd. (b)	397,786	5,440,160
UBS Group AG*	3,958,939	82,033,361
Wolseley PLC	293,707	18,960,615
Zurich Insurance Group AG*	169,166	46,498,118

		1,359,148,742

United Arab Emirates - 0.0%
Orascom Construction Ltd.*	12,739	146,371

United Kingdom - 18.1%
3i Group PLC	1,264,736	9,544,518
Aberdeen Asset Management PLC	966,484	4,729,495
Admiral Group PLC	156,551	3,723,515
Aggreko PLC (b)	286,766	4,695,239
Amec Foster Wheeler PLC	391,735	4,847,997
Anglo American PLC	1,544,098	17,557,338
Antofagasta PLC	294,390	2,751,097
ARM Holdings PLC	1,615,596	23,142,629
Ashtead Group PLC	572,445	8,305,407
Associated British Foods PLC	388,191	19,073,588
AstraZeneca PLC	1,408,313	89,035,256
Aviva PLC	4,781,767	35,499,308
Babcock International Group PLC	336,958	5,010,316
BAE Systems PLC	3,475,379	24,115,615
Barclays PLC	18,570,035	74,501,836
Barratt Developments PLC	1,122,747	11,017,627
BG Group PLC	3,882,266	59,251,500
BHP Billiton PLC	2,529,802	43,943,897
BP PLC	20,090,108	111,135,587
British American Tobacco PLC	2,091,301	111,644,307
British Land Co. PLC REIT	1,144,194	14,397,236
BT Group PLC	9,140,237	61,341,190
Bunzl PLC	367,593	9,809,174
Burberry Group PLC	518,472	11,225,816
Capita PLC	705,576	13,382,211
Carnival PLC	165,337	8,423,135
Centrica PLC	5,387,423	20,105,286
CNH Industrial NV (b)	1,013,234	8,004,452
Cobham PLC	1,176,578	5,084,157
Compass Group PLC	1,851,310	29,402,557
Croda International PLC	153,281	6,802,244
Diageo PLC	2,782,147	73,857,020
Direct Line Insurance Group PLC	1,362,962	7,384,942
Dixons Carphone PLC	905,884	5,996,783
easyJet PLC	102,886	2,657,088

Fiat Chrysler Automobiles NV*	929,203	13,075,471
G4S PLC	1,667,588	6,563,594
GKN PLC	1,830,877	8,195,231
GlaxoSmithKline PLC	5,450,251	112,111,181
Hammerson PLC REIT	760,446	7,328,138
Hargreaves Lansdown PLC	261,667	4,517,177
HSBC Holdings PLC	20,825,419	165,758,422
ICAP PLC	563,122	3,923,915
IMI PLC	286,927	4,570,191
Imperial Tobacco Group PLC	1,014,865	49,195,288
Inmarsat PLC	470,577	7,083,784
InterContinental Hotels Group PLC	276,509	10,420,852
International Consolidated Airlines Group SA*	1,142,601	9,538,023
Intertek Group PLC	181,460	7,061,480
Intu Properties PLC REIT	980,716	4,860,841
Investec PLC	744,798	6,108,743
ITV PLC	3,905,109	14,992,915
J Sainsbury PLC (b)	1,319,576	4,914,392
Johnson Matthey PLC	250,717	10,406,787
Kingfisher PLC	2,570,519	14,050,130
Land Securities Group PLC REIT	1,130,489	21,718,823
Legal & General Group PLC	6,688,731	25,936,692
Lloyds Banking Group PLC	64,565,204	76,664,245
London Stock Exchange Group PLC	258,246	9,986,188
Marks & Spencer Group PLC	1,800,495	14,408,270
Meggitt PLC	861,332	6,309,844
Melrose Industries PLC	672,087	2,753,610
Merlin Entertainments PLC, 144A	773,000	4,608,251
National Grid PLC	4,270,334	56,360,703
Next PLC	174,024	21,216,252
Old Mutual PLC	5,525,113	16,973,478
Pearson PLC	1,068,908	18,583,857
Persimmon PLC*	352,094	11,362,228
Petrofac Ltd. (b)	295,213	4,040,787
Prudential PLC	2,782,756	60,550,393
Reckitt Benckiser Group PLC	756,531	66,832,632
RELX PLC	1,250,064	20,045,373
Rexam PLC	757,030	6,255,534
Rio Tinto PLC	1,400,792	51,330,274
Rolls-Royce Holdings PLC*	2,146,468	24,488,997
Royal Bank of Scotland Group PLC*	2,901,473	14,995,337
Royal Mail PLC	562,586	4,005,645
RSA Insurance Group PLC	1,118,233	8,819,847
SABMiller PLC	1,114,150	52,212,959
Sage Group PLC (The)	1,123,881	8,890,263
Schroders PLC	123,167	5,363,797
Segro PLC REIT	787,232	5,068,784
Severn Trent PLC	274,907	8,761,690
Sky PLC	1,327,188	21,241,362
Smith & Nephew PLC	883,038	15,758,857
Smiths Group PLC	421,411	7,300,715
Sports Direct International PLC*	275,062	3,351,326
SSE PLC	1,113,762	25,140,313
Standard Chartered PLC	2,730,418	32,052,077
Standard Life PLC	2,176,643	13,897,943
Subsea 7 SA*	299,796	2,551,363
Tate & Lyle PLC	666,094	5,539,881
Taylor Wimpey PLC	3,682,060	11,373,660
Tesco PLC	9,085,358	26,676,947
Travis Perkins PLC	273,841	8,605,855
Tullow Oil PLC*(b)	1,102,897	3,777,415
Unilever PLC	1,401,199	56,398,002
United Utilities Group PLC	718,054	9,420,823
Vodafone Group PLC	29,747,714	103,483,408
Weir Group PLC (The) (b)	284,892	6,137,803
Whitbread PLC	244,676	18,010,538
William Hill PLC	947,151	5,232,236
WM Morrison Supermarkets PLC (b)	2,368,984	6,125,304
WPP PLC	1,447,982	30,018,164

		2,446,714,663

TOTAL COMMON STOCKS
(Cost $14,344,904,563)		13,356,951,101

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	17,903	1,304,027
FUCHS PETROLUB SE	79,388	3,425,314
Henkel AG & Co. KGaA	194,782	20,392,931
Porsche Automobil Holding SE	161,359	11,246,151
Volkswagen AG	187,653	35,692,290

TOTAL PREFERRED STOCKS
(Cost $87,630,910)		72,060,713

RIGHTS - 0.0%
Australia - 0.0%
Commonwealth Bank of Australia*, expires 10/30/15
(Cost $0)	79,056	199,723

SECURITIES LENDING COLLATERAL - 2.2%
Daily Assets Fund Institutional, 0.16% (f)(g)
(Cost $297,286,373)	297,286,373	297,286,373

TOTAL INVESTMENTS - 101.5%
(Cost $14,729,821,846) (h)	$13,726,497,910
Other assets and liabilities, net - (1.5%)	(199,762,662)

NET ASSETS - 100.0%	$13,526,735,248

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $227,657,608, which is 1.7% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Listed on London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $14,756,376,225. The net unrealized depreciation was $1,029,878,315 which consisted of aggregate gross unrealized appreciation of $203,206,979 and aggregate gross unrealized depreciation of $1,233,085,294.

A Summary of the Fund’s transactions of Deutsche Bank AG common stock during the period ended August 31, 2015 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Value ($) at 8/31/15
Deutsche Bank AG	$39,601,472	$11,576,743	$(4,922,917)	$(1,127,743)	$44,222,640

RSP - Risparmio (Convertible Savings Shares).

SDR - Swedish Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Financial	25.7%
Consumer, Non-cyclical	24.8%
Consumer, Cyclical	12.8%
Industrial	11.4%
Communications	7.7%
Basic Materials	6.1%
Energy	5.0%
Utilities	3.8%
Technology	2.5%
Diversified	0.2%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral.

Sector Breakdown is subject to change

As of August 31, 2015, the Fund had the following open futures contracts purchased:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
E-mini MSCI EAFE Index	20	$1,732,700	9/18/2015	$(137,800)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2015.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	9/1/2015	USD	456,900	HKD	3,541,000	$—
Bank of Montreal	9/2/2015	CHF	10,668,000	USD	11,049,884	13,832
Bank of Montreal	9/2/2015	CHF	246,378,000	USD	256,588,958	1,710,770
Bank of Montreal	9/2/2015	CHF	73,648,000	USD	76,693,659	504,759
Bank of Montreal	9/2/2015	CHF	7,103,300	USD	7,357,136	8,768
Bank of Montreal	9/2/2015	CHF	9,483,300	USD	9,705,518	(104,962)
Bank of Montreal	9/2/2015	CHF	10,450,500	USD	10,681,553	(129,496)
Bank of Montreal	9/2/2015	CHF	5,679,000	USD	5,815,674	(59,255)
Bank of Montreal	9/2/2015	CHF	1,893,500	USD	1,938,524	(20,303)
Bank of Montreal	9/2/2015	CHF	1,332,500	USD	1,381,018	2,546
Canadian Imperial Bank of Commerce	9/2/2015	CHF	196,091,100	USD	204,209,447	1,353,087
Canadian Imperial Bank of Commerce	9/2/2015	CHF	10,037,000	USD	10,201,862	(181,420)
JP Morgan & Chase Co.	9/2/2015	CHF	264,376,881	USD	275,295,085	1,797,043
RBC Capital Markets	9/2/2015	CHF	48,837,800	USD	50,860,523	337,790
RBC Capital Markets	9/2/2015	CHF	7,103,300	USD	7,357,304	8,935
RBC Capital Markets	9/2/2015	CHF	9,483,300	USD	9,705,537	(104,942)
RBC Capital Markets	9/2/2015	CHF	10,037,000	USD	10,203,003	(180,280)
RBC Capital Markets	9/2/2015	CHF	4,658,500	USD	4,738,606	(80,615)
RBC Capital Markets	9/2/2015	CHF	1,360,500	USD	1,377,360	(30,078)
RBC Capital Markets	9/2/2015	CHF	1,884,000	USD	1,931,957	(17,042)
RBC Capital Markets	9/2/2015	CHF	1,893,500	USD	1,938,546	(20,281)
RBC Capital Markets	9/2/2015	CHF	1,332,500	USD	1,381,044	2,572
State Street Bank & Trust Co.	9/2/2015	CHF	325,045,000	USD	338,508,499	2,249,253
The Bank of New York Mellon	9/2/2015	CHF	3,652,000	USD	3,773,480	(4,517)
The Bank of Nova Scotia	9/2/2015	CHF	82,802,000	USD	86,230,526	571,807
The Bank of Nova Scotia	9/2/2015	CHF	7,103,300	USD	7,355,216	6,848
The Bank of Nova Scotia	9/2/2015	CHF	9,483,300	USD	9,703,174	(107,306)
The Bank of Nova Scotia	9/2/2015	CHF	10,450,500	USD	10,679,250	(131,799)
The Bank of Nova Scotia	9/2/2015	CHF	4,658,500	USD	4,737,401	(81,820)
The Bank of Nova Scotia	9/2/2015	CHF	1,360,500	USD	1,376,885	(30,553)
The Bank of Nova Scotia	9/2/2015	CHF	1,884,000	USD	1,931,357	(17,642)
The Bank of Nova Scotia	9/2/2015	CHF	5,679,000	USD	5,813,644	(61,285)
Bank of Montreal	9/2/2015	DKK	17,044,000	USD	2,514,039	(48,449)
Bank of Montreal	9/2/2015	DKK	321,128,600	USD	47,577,568	(702,646)
Bank of Montreal	9/2/2015	DKK	82,874,000	USD	12,277,779	(181,947)
Bank of Montreal	9/2/2015	DKK	9,225,300	USD	1,358,396	(28,586)
Bank of Montreal	9/2/2015	DKK	12,492,000	USD	1,824,177	(53,937)
Bank of Montreal	9/2/2015	DKK	13,817,000	USD	2,020,060	(57,263)
Bank of Montreal	9/2/2015	DKK	7,373,500	USD	1,095,223	(13,349)
Bank of Montreal	9/2/2015	DKK	2,483,000	USD	367,038	(6,270)
Bank of Montreal	9/2/2015	DKK	1,741,500	USD	259,694	(2,132)
Canadian Imperial Bank of Commerce	9/2/2015	DKK	245,633,300	USD	36,391,466	(538,375)
Canadian Imperial Bank of Commerce	9/2/2015	DKK	12,891,500	USD	1,893,943	(44,235)
JP Morgan & Chase Co.	9/2/2015	DKK	406,823,500	USD	60,269,702	(894,348)
RBC Capital Markets	9/2/2015	DKK	63,859,300	USD	9,460,938	(140,015)
RBC Capital Markets	9/2/2015	DKK	9,225,300	USD	1,358,431	(28,550)
RBC Capital Markets	9/2/2015	DKK	12,492,000	USD	1,824,104	(54,011)
RBC Capital Markets	9/2/2015	DKK	12,891,500	USD	1,893,976	(44,202)
RBC Capital Markets	9/2/2015	DKK	5,953,500	USD	879,286	(15,796)
RBC Capital Markets	9/2/2015	DKK	1,741,500	USD	257,790	(4,036)
RBC Capital Markets	9/2/2015	DKK	2,426,000	USD	362,573	(2,165)
RBC Capital Markets	9/2/2015	DKK	2,483,000	USD	367,032	(6,276)
RBC Capital Markets	9/2/2015	DKK	1,741,500	USD	259,675	(2,152)
State Street Bank & Trust Co.	9/2/2015	DKK	354,461,000	USD	52,515,697	(775,890)
The Bank of New York Mellon	9/2/2015	DKK	24,652,000	USD	3,619,298	(87,017)
The Bank of Nova Scotia	9/2/2015	DKK	109,914,100	USD	16,284,415	(240,667)
The Bank of Nova Scotia	9/2/2015	DKK	9,225,300	USD	1,358,220	(28,762)
The Bank of Nova Scotia	9/2/2015	DKK	12,492,000	USD	1,823,939	(54,176)

The Bank of Nova Scotia	9/2/2015	DKK	13,817,000	USD	2,019,893	(57,429)
The Bank of Nova Scotia	9/2/2015	DKK	5,953,500	USD	879,198	(15,883)
The Bank of Nova Scotia	9/2/2015	DKK	1,741,500	USD	257,756	(4,071)
The Bank of Nova Scotia	9/2/2015	DKK	2,426,000	USD	362,542	(2,196)
The Bank of Nova Scotia	9/2/2015	DKK	7,373,500	USD	1,095,107	(13,465)
Bank of Montreal	9/2/2015	EUR	41,776,000	USD	45,973,652	(905,100)
Bank of Montreal	9/2/2015	EUR	383,637,810	USD	424,004,180	(6,493,278)
Bank of Montreal	9/2/2015	EUR	103,472,000	USD	114,354,668	(1,755,976)
Bank of Montreal	9/2/2015	EUR	21,895,300	USD	24,053,520	(516,194)
Bank of Montreal	9/2/2015	EUR	29,231,300	USD	31,846,303	(955,470)
Bank of Montreal	9/2/2015	EUR	32,435,000	USD	35,376,368	(1,020,423)
Bank of Montreal	9/2/2015	EUR	17,138,500	USD	18,997,599	(234,293)
Bank of Montreal	9/2/2015	EUR	5,715,500	USD	6,305,140	(108,483)
Bank of Montreal	9/2/2015	EUR	4,010,500	USD	4,462,700	(37,665)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	666,844,004	USD	737,012,664	(11,283,362)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	31,264,500	USD	34,269,331	(813,988)
JP Morgan & Chase Co.	9/2/2015	EUR	802,191,041	USD	886,535,813	(13,639,287)
RBC Capital Markets	9/2/2015	EUR	569,524,700	USD	629,458,632	(9,630,971)
RBC Capital Markets	9/2/2015	EUR	21,895,300	USD	24,053,761	(515,953)
RBC Capital Markets	9/2/2015	EUR	29,231,300	USD	31,846,361	(955,412)
RBC Capital Markets	9/2/2015	EUR	31,264,500	USD	34,271,207	(812,112)
RBC Capital Markets	9/2/2015	EUR	14,493,500	USD	15,971,344	(292,472)
RBC Capital Markets	9/2/2015	EUR	4,187,000	USD	4,624,797	(73,626)
RBC Capital Markets	9/2/2015	EUR	5,738,500	USD	6,400,798	(38,635)
RBC Capital Markets	9/2/2015	EUR	5,715,500	USD	6,305,185	(108,438)
RBC Capital Markets	9/2/2015	EUR	4,010,500	USD	4,462,700	(37,665)
State Street Bank & Trust Co.	9/2/2015	EUR	1,107,873,500	USD	1,224,469,431	(18,725,879)
The Bank of New York Mellon	9/2/2015	EUR	2,723,000	USD	2,981,331	(74,271)
The Bank of Nova Scotia	9/2/2015	EUR	262,413,200	USD	290,026,941	(4,438,862)
The Bank of Nova Scotia	9/2/2015	EUR	21,895,300	USD	24,051,440	(518,274)
The Bank of Nova Scotia	9/2/2015	EUR	29,231,300	USD	31,843,409	(958,364)
The Bank of Nova Scotia	9/2/2015	EUR	32,435,000	USD	35,374,584	(1,022,207)
The Bank of Nova Scotia	9/2/2015	EUR	14,493,500	USD	15,969,880	(293,936)
The Bank of Nova Scotia	9/2/2015	EUR	4,187,000	USD	4,624,353	(74,070)
The Bank of Nova Scotia	9/2/2015	EUR	5,738,500	USD	6,400,183	(39,249)
The Bank of Nova Scotia	9/2/2015	EUR	17,138,500	USD	18,995,971	(235,921)
Bank of Montreal	9/2/2015	GBP	117,690,800	USD	183,615,302	3,019,304
Bank of Montreal	9/2/2015	GBP	11,309,000	USD	17,642,854	289,245
Bank of Montreal	9/2/2015	GBP	10,093,000	USD	15,757,414	269,751
Bank of Montreal	9/2/2015	GBP	13,426,700	USD	20,906,151	302,940
Bank of Montreal	9/2/2015	GBP	6,407,710	USD	10,000,000	167,398
Bank of Montreal	9/2/2015	GBP	14,859,000	USD	23,173,978	372,910
Bank of Montreal	9/2/2015	GBP	7,957,500	USD	12,401,461	190,714
Bank of Montreal	9/2/2015	GBP	2,643,000	USD	4,139,366	83,695
Bank of Montreal	9/2/2015	GBP	1,851,500	USD	2,903,952	62,834
Canadian Imperial Bank of Commerce	9/2/2015	GBP	356,576,000	USD	556,310,264	9,146,011
Canadian Imperial Bank of Commerce	9/2/2015	GBP	14,395,000	USD	22,288,786	199,724
JP Morgan & Chase Co.	9/2/2015	GBP	379,042,312	USD	591,331,782	9,693,076
RBC Capital Markets	9/2/2015	GBP	70,837,300	USD	110,517,876	1,818,361
RBC Capital Markets	9/2/2015	GBP	10,093,000	USD	15,757,555	269,892
RBC Capital Markets	9/2/2015	GBP	13,426,700	USD	20,906,151	302,940
RBC Capital Markets	9/2/2015	GBP	14,395,000	USD	22,289,938	200,876
RBC Capital Markets	9/2/2015	GBP	6,630,500	USD	10,334,450	159,978
RBC Capital Markets	9/2/2015	GBP	1,929,500	USD	3,005,366	44,557
RBC Capital Markets	9/2/2015	GBP	2,663,500	USD	4,158,376	71,247
RBC Capital Markets	9/2/2015	GBP	2,643,000	USD	4,139,416	83,745
RBC Capital Markets	9/2/2015	GBP	1,851,500	USD	2,903,952	62,834
State Street Bank & Trust Co.	9/2/2015	GBP	538,230,000	USD	839,727,608	13,816,118
The Bank of New York Mellon	9/2/2015	GBP	663,000	USD	1,033,073	15,703
The Bank of Nova Scotia	9/2/2015	GBP	316,683,800	USD	494,074,231	8,124,378
The Bank of Nova Scotia	9/2/2015	GBP	10,093,000	USD	15,755,627	267,965
The Bank of Nova Scotia	9/2/2015	GBP	13,426,700	USD	20,903,761	300,551
The Bank of Nova Scotia	9/2/2015	GBP	14,859,000	USD	23,172,313	371,245
The Bank of Nova Scotia	9/2/2015	GBP	6,630,500	USD	10,333,236	158,764

The Bank of Nova Scotia	9/2/2015	GBP	1,929,500	USD	3,005,119	44,310
The Bank of Nova Scotia	9/2/2015	GBP	2,663,500	USD	4,158,043	70,914
The Bank of Nova Scotia	9/2/2015	GBP	7,957,500	USD	12,400,411	189,663
Bank of Montreal	9/2/2015	HKD	376,338,141	USD	48,542,974	(16,473)
Canadian Imperial Bank of Commerce	9/2/2015	HKD	1,000,746,307	USD	129,084,917	(42,806)
JP Morgan & Chase Co.	9/2/2015	HKD	697,213,000	USD	89,932,797	(29,591)
RBC Capital Markets	9/2/2015	HKD	27,524,000	USD	3,550,286	(1,175)
State Street Bank & Trust Co.	9/2/2015	HKD	861,854,000	USD	111,170,246	(36,005)
The Bank of New York Mellon	9/2/2015	HKD	71,939,000	USD	9,279,110	(3,282)
The Bank of New York Mellon	9/2/2015	HKD	54,617,000	USD	7,044,982	(2,327)
The Bank of New York Mellon	9/2/2015	HKD	63,421,000	USD	8,180,128	(3,174)
The Bank of New York Mellon	9/2/2015	HKD	70,945,000	USD	9,149,648	(4,486)
The Bank of New York Mellon	9/2/2015	HKD	51,872,000	USD	6,691,568	(1,550)
The Bank of New York Mellon	9/2/2015	HKD	69,000	USD	8,902	(1)
The Bank of New York Mellon	9/2/2015	HKD	50,628,000	USD	6,529,966	(2,637)
The Bank of New York Mellon	9/2/2015	HKD	27,194,000	USD	3,506,763	(2,118)
The Bank of Nova Scotia	9/2/2015	HKD	100,168,500	USD	12,920,633	(4,251)
Bank of Montreal	9/2/2015	ILS	1,939,000	USD	513,698	19,603
Bank of Montreal	9/2/2015	ILS	59,725,600	USD	15,871,003	651,769
Bank of Montreal	9/2/2015	ILS	36,750,000	USD	9,762,470	397,862
Bank of Montreal	9/2/2015	ILS	1,783,700	USD	472,743	18,222
Bank of Montreal	9/2/2015	ILS	2,387,700	USD	628,151	19,719
Bank of Montreal	9/2/2015	ILS	2,658,000	USD	696,890	19,580
Bank of Montreal	9/2/2015	ILS	1,441,000	USD	376,473	9,278
Bank of Montreal	9/2/2015	ILS	483,500	USD	125,504	2,299
Bank of Montreal	9/2/2015	ILS	345,500	USD	89,352	1,312
Canadian Imperial Bank of Commerce	9/2/2015	ILS	51,172,800	USD	13,595,721	555,906
Canadian Imperial Bank of Commerce	9/2/2015	ILS	2,583,500	USD	679,944	21,618
JP Morgan & Chase Co.	9/2/2015	ILS	63,411,000	USD	16,847,135	688,791
RBC Capital Markets	9/2/2015	ILS	12,243,800	USD	3,252,975	133,019
RBC Capital Markets	9/2/2015	ILS	1,783,700	USD	472,777	18,255
RBC Capital Markets	9/2/2015	ILS	2,387,700	USD	628,197	19,765
RBC Capital Markets	9/2/2015	ILS	2,583,500	USD	679,934	21,608
RBC Capital Markets	9/2/2015	ILS	1,186,000	USD	312,134	9,919
RBC Capital Markets	9/2/2015	ILS	346,000	USD	90,708	2,541
RBC Capital Markets	9/2/2015	ILS	483,500	USD	127,458	4,253
RBC Capital Markets	9/2/2015	ILS	483,500	USD	125,502	2,297
RBC Capital Markets	9/2/2015	ILS	345,500	USD	89,353	1,313
State Street Bank & Trust Co.	9/2/2015	ILS	72,129,500	USD	19,161,678	781,692
The Bank of Nova Scotia	9/2/2015	ILS	20,835,100	USD	5,535,435	226,250
The Bank of Nova Scotia	9/2/2015	ILS	1,783,700	USD	472,334	17,813
The Bank of Nova Scotia	9/2/2015	ILS	2,387,700	USD	628,079	19,647
The Bank of Nova Scotia	9/2/2015	ILS	2,658,000	USD	696,435	19,125
The Bank of Nova Scotia	9/2/2015	ILS	1,186,000	USD	312,131	9,915
The Bank of Nova Scotia	9/2/2015	ILS	346,000	USD	90,652	2,484
The Bank of Nova Scotia	9/2/2015	ILS	483,500	USD	127,435	4,230
The Bank of Nova Scotia	9/2/2015	ILS	1,441,000	USD	375,794	8,599
Bank of Montreal	9/2/2015	NOK	3,400,000	USD	416,856	5,845
Bank of Montreal	9/2/2015	NOK	80,036,200	USD	9,839,238	164,033
Bank of Montreal	9/2/2015	NOK	1,852,000	USD	227,669	3,789
Bank of Montreal	9/2/2015	NOK	3,942,300	USD	482,283	5,717
Bank of Montreal	9/2/2015	NOK	5,175,000	USD	624,208	(1,374)
Bank of Montreal	9/2/2015	NOK	5,728,500	USD	692,376	(116)
Bank of Montreal	9/2/2015	NOK	2,986,500	USD	363,735	2,711
Bank of Montreal	9/2/2015	NOK	994,000	USD	120,010	(150)
Bank of Montreal	9/2/2015	NOK	702,500	USD	84,675	(247)
Canadian Imperial Bank of Commerce	9/2/2015	NOK	117,994,200	USD	14,505,902	242,130
Canadian Imperial Bank of Commerce	9/2/2015	NOK	5,530,500	USD	668,993	437
JP Morgan & Chase Co.	9/2/2015	NOK	150,672,500	USD	18,523,065	308,965
RBC Capital Markets	9/2/2015	NOK	104,713,000	USD	12,873,209	214,940
RBC Capital Markets	9/2/2015	NOK	3,942,300	USD	482,310	5,744
RBC Capital Markets	9/2/2015	NOK	5,175,000	USD	624,240	(1,342)
RBC Capital Markets	9/2/2015	NOK	5,530,500	USD	669,021	464
RBC Capital Markets	9/2/2015	NOK	2,529,500	USD	308,287	2,507

RBC Capital Markets	9/2/2015	NOK	730,000	USD	88,222	(25)
RBC Capital Markets	9/2/2015	NOK	1,018,500	USD	123,889	767
RBC Capital Markets	9/2/2015	NOK	994,000	USD	120,009	(151)
RBC Capital Markets	9/2/2015	NOK	702,500	USD	84,673	(249)
State Street Bank & Trust Co.	9/2/2015	NOK	196,112,000	USD	24,109,532	402,462
The Bank of Nova Scotia	9/2/2015	NOK	46,925,200	USD	5,768,842	96,272
The Bank of Nova Scotia	9/2/2015	NOK	3,942,300	USD	481,985	5,419
The Bank of Nova Scotia	9/2/2015	NOK	5,175,000	USD	623,915	(1,667)
The Bank of Nova Scotia	9/2/2015	NOK	5,728,500	USD	691,952	(539)
The Bank of Nova Scotia	9/2/2015	NOK	2,529,500	USD	308,088	2,308
The Bank of Nova Scotia	9/2/2015	NOK	730,000	USD	88,172	(74)
The Bank of Nova Scotia	9/2/2015	NOK	1,018,500	USD	123,810	688
The Bank of Nova Scotia	9/2/2015	NOK	2,986,500	USD	363,577	2,553
Bank of Montreal	9/2/2015	SEK	24,578,000	USD	2,857,043	(46,099)
Bank of Montreal	9/2/2015	SEK	285,063,900	USD	33,257,663	(413,953)
Bank of Montreal	9/2/2015	SEK	91,480,000	USD	10,672,230	(133,345)
Bank of Montreal	9/2/2015	SEK	20,934,300	USD	2,427,691	(45,059)
Bank of Montreal	9/2/2015	SEK	27,649,300	USD	3,177,671	(88,251)
Bank of Montreal	9/2/2015	SEK	30,564,500	USD	3,512,253	(98,012)
Bank of Montreal	9/2/2015	SEK	16,544,000	USD	1,940,289	(13,881)
Bank of Montreal	9/2/2015	SEK	5,482,000	USD	641,516	(6,015)
Bank of Montreal	9/2/2015	SEK	3,838,000	USD	451,058	(2,285)
Canadian Imperial Bank of Commerce	9/2/2015	SEK	731,220,700	USD	85,309,366	(1,062,084)
Canadian Imperial Bank of Commerce	9/2/2015	SEK	29,500,000	USD	3,361,210	(123,316)
JP Morgan & Chase Co.	9/2/2015	SEK	745,107,500	USD	86,919,357	(1,092,395)
RBC Capital Markets	9/2/2015	SEK	146,126,200	USD	17,047,716	(212,643)
RBC Capital Markets	9/2/2015	SEK	20,934,300	USD	2,427,675	(45,075)
RBC Capital Markets	9/2/2015	SEK	27,649,300	USD	3,177,649	(88,274)
RBC Capital Markets	9/2/2015	SEK	29,500,000	USD	3,361,291	(123,235)
RBC Capital Markets	9/2/2015	SEK	13,784,000	USD	1,586,211	(41,949)
RBC Capital Markets	9/2/2015	SEK	3,999,500	USD	462,074	(10,345)
RBC Capital Markets	9/2/2015	SEK	5,533,000	USD	653,195	(361)
RBC Capital Markets	9/2/2015	SEK	5,482,000	USD	641,511	(6,020)
RBC Capital Markets	9/2/2015	SEK	3,838,000	USD	451,045	(2,298)
State Street Bank & Trust Co.	9/2/2015	SEK	1,077,276,000	USD	125,683,836	(1,563,506)
The Bank of Nova Scotia	9/2/2015	SEK	656,247,900	USD	76,562,600	(953,099)
The Bank of Nova Scotia	9/2/2015	SEK	20,934,300	USD	2,426,181	(46,569)
The Bank of Nova Scotia	9/2/2015	SEK	27,649,300	USD	3,176,693	(89,230)
The Bank of Nova Scotia	9/2/2015	SEK	30,564,500	USD	3,511,058	(99,206)
The Bank of Nova Scotia	9/2/2015	SEK	13,784,000	USD	1,585,603	(42,556)
The Bank of Nova Scotia	9/2/2015	SEK	3,999,500	USD	461,898	(10,521)
The Bank of Nova Scotia	9/2/2015	SEK	5,533,000	USD	653,008	(548)
The Bank of Nova Scotia	9/2/2015	SEK	16,544,000	USD	1,939,485	(14,685)
Bank of Montreal	9/2/2015	USD	15,000,000	EUR	13,765,130	446,479
Bank of Montreal	9/2/2015	USD	1,142,027	GBP	731,000	(20,310)
Bank of Montreal	9/2/2015	USD	8,514	HKD	66,000	3
Bank of Montreal	9/2/2015	USD	8,269,928	HKD	64,115,000	2,922
Bank of Montreal	9/2/2015	USD	40,278,081	HKD	312,157,141	—
Canadian Imperial Bank of Commerce	9/2/2015	USD	9,192,055	CHF	8,574,000	(322,247)
Canadian Imperial Bank of Commerce	9/2/2015	USD	1,695,526	DKK	10,909,500	(55,333)
Canadian Imperial Bank of Commerce	9/2/2015	USD	29,484,977	EUR	25,418,500	(961,721)
Canadian Imperial Bank of Commerce	9/2/2015	USD	18,849,438	GBP	11,945,500	(519,122)
Canadian Imperial Bank of Commerce	9/2/2015	USD	129,127,723	HKD	1,000,746,307	—
Canadian Imperial Bank of Commerce	9/2/2015	USD	576,924	ILS	2,213,000	(13,009)
Canadian Imperial Bank of Commerce	9/2/2015	USD	546,721	NOK	4,495,000	(3,341)
Canadian Imperial Bank of Commerce	9/2/2015	USD	2,983,413	SEK	24,678,500	(68,400)
JP Morgan & Chase Co.	9/2/2015	USD	89,962,387	HKD	697,213,000	—
RBC Capital Markets	9/2/2015	USD	7,000,000	EUR	6,225,454	(14,135)
RBC Capital Markets	9/2/2015	USD	3,551,461	HKD	27,524,000	—
State Street Bank & Trust Co.	9/2/2015	USD	3,103,433	CHF	2,980,000	(20,621)
State Street Bank & Trust Co.	9/2/2015	USD	9,198,742	CHF	8,574,000	(328,934)
State Street Bank & Trust Co.	9/2/2015	USD	4,040,203	CHF	3,799,500	(109,618)
State Street Bank & Trust Co.	9/2/2015	USD	495,583	DKK	3,345,000	7,322
State Street Bank & Trust Co.	9/2/2015	USD	1,695,822	DKK	10,909,500	(55,629)

State Street Bank & Trust Co.	9/2/2015	USD	745,399	DKK	4,840,500	(17,652)
State Street Bank & Trust Co.	9/2/2015	USD	72,248,630	EUR	65,369,000	1,104,902
State Street Bank & Trust Co.	9/2/2015	USD	29,488,231	EUR	25,418,500	(964,974)
State Street Bank & Trust Co.	9/2/2015	USD	12,961,174	EUR	11,277,500	(306,178)
State Street Bank & Trust Co.	9/2/2015	USD	21,951,522	GBP	14,070,000	(361,170)
State Street Bank & Trust Co.	9/2/2015	USD	18,850,393	GBP	11,945,500	(520,078)
State Street Bank & Trust Co.	9/2/2015	USD	8,280,392	GBP	5,276,000	(184,394)
State Street Bank & Trust Co.	9/2/2015	USD	111,206,250	HKD	861,854,000	—
State Street Bank & Trust Co.	9/2/2015	USD	11,476	ILS	43,200	(468)
State Street Bank & Trust Co.	9/2/2015	USD	577,483	ILS	2,213,000	(13,568)
State Street Bank & Trust Co.	9/2/2015	USD	252,807	ILS	976,500	(3,976)
State Street Bank & Trust Co.	9/2/2015	USD	52,494	NOK	427,000	(876)
State Street Bank & Trust Co.	9/2/2015	USD	547,069	NOK	4,495,000	(3,689)
State Street Bank & Trust Co.	9/2/2015	USD	239,669	NOK	1,975,000	(921)
State Street Bank & Trust Co.	9/2/2015	USD	10,780,140	SEK	92,400,000	134,105
State Street Bank & Trust Co.	9/2/2015	USD	2,984,830	SEK	24,678,500	(69,817)
State Street Bank & Trust Co.	9/2/2015	USD	1,309,967	SEK	10,975,500	(13,546)
The Bank of New York Mellon	9/2/2015	USD	4,503,395	GBP	2,884,000	(77,910)
The Bank of New York Mellon	9/2/2015	USD	5,168,980	HKD	40,069,000	1,181
The Bank of New York Mellon	9/2/2015	USD	2,251,877	HKD	17,455,000	366
The Bank of New York Mellon	9/2/2015	USD	42,988,239	HKD	333,161,000	—
The Bank of Nova Scotia	9/2/2015	USD	4,040,238	CHF	3,799,500	(109,653)
The Bank of Nova Scotia	9/2/2015	USD	745,395	DKK	4,840,500	(17,648)
The Bank of Nova Scotia	9/2/2015	USD	12,961,344	EUR	11,277,500	(306,347)
The Bank of Nova Scotia	9/2/2015	USD	8,280,471	GBP	5,276,000	(184,473)
The Bank of Nova Scotia	9/2/2015	USD	12,924,884	HKD	100,168,500	—
The Bank of Nova Scotia	9/2/2015	USD	252,800	ILS	976,500	(3,969)
The Bank of Nova Scotia	9/2/2015	USD	239,669	NOK	1,975,000	(920)
The Bank of Nova Scotia	9/2/2015	USD	1,310,124	SEK	10,975,500	(13,703)
Bank of Montreal	9/3/2015	AUD	11,908,000	USD	8,699,389	226,385
Bank of Montreal	9/3/2015	AUD	98,441,000	USD	72,290,148	2,245,556
Bank of Montreal	9/3/2015	AUD	47,369,000	USD	34,727,777	1,022,895
Bank of Montreal	9/3/2015	AUD	7,294,000	USD	5,322,673	132,708
Bank of Montreal	9/3/2015	AUD	9,655,000	USD	7,116,952	247,044
Bank of Montreal	9/3/2015	AUD	10,545,500	USD	7,744,700	241,167
Bank of Montreal	9/3/2015	AUD	5,494,000	USD	4,049,424	140,230
Bank of Montreal	9/3/2015	AUD	1,807,000	USD	1,325,837	40,087
Bank of Montreal	9/3/2015	AUD	1,310,500	USD	962,946	30,475
Canadian Imperial Bank of Commerce	9/3/2015	AUD	214,710,500	USD	157,423,592	4,648,737
Canadian Imperial Bank of Commerce	9/3/2015	AUD	9,882,000	USD	7,309,419	277,992
JP Morgan & Chase Co.	9/3/2015	AUD	253,320,500	USD	185,726,991	5,479,622
RBC Capital Markets	9/3/2015	AUD	49,507,500	USD	36,297,810	1,071,302
RBC Capital Markets	9/3/2015	AUD	7,294,000	USD	5,322,775	132,811
RBC Capital Markets	9/3/2015	AUD	9,655,000	USD	7,116,932	247,025
RBC Capital Markets	9/3/2015	AUD	9,882,000	USD	7,309,715	278,289
RBC Capital Markets	9/3/2015	AUD	4,570,500	USD	3,382,440	130,352
RBC Capital Markets	9/3/2015	AUD	1,334,500	USD	973,145	23,597
RBC Capital Markets	9/3/2015	AUD	1,842,000	USD	1,355,415	44,761
RBC Capital Markets	9/3/2015	AUD	1,807,000	USD	1,325,841	40,090
RBC Capital Markets	9/3/2015	AUD	1,310,500	USD	962,933	30,462
State Street Bank & Trust Co.	9/3/2015	AUD	377,507,000	USD	276,782,847	8,171,963
The Bank of New York Mellon	9/3/2015	AUD	4,993,000	USD	3,678,443	125,730
The Bank of Nova Scotia	9/3/2015	AUD	246,693,500	USD	180,878,141	5,346,140
The Bank of Nova Scotia	9/3/2015	AUD	7,294,000	USD	5,321,958	131,994
The Bank of Nova Scotia	9/3/2015	AUD	9,655,000	USD	7,115,252	245,345
The Bank of Nova Scotia	9/3/2015	AUD	10,545,500	USD	7,743,455	239,923
The Bank of Nova Scotia	9/3/2015	AUD	4,570,500	USD	3,381,667	129,579
The Bank of Nova Scotia	9/3/2015	AUD	1,334,500	USD	972,917	23,369
The Bank of Nova Scotia	9/3/2015	AUD	1,842,000	USD	1,355,205	44,551
The Bank of Nova Scotia	9/3/2015	AUD	5,494,000	USD	4,048,562	139,367
Bank of Montreal	9/3/2015	JPY	1,360,952,000	USD	10,976,880	(249,428)
Bank of Montreal	9/3/2015	JPY	19,593,167,600	USD	158,183,546	(3,437,829)
Bank of Montreal	9/3/2015	JPY	3,218,442,000	USD	25,982,480	(566,010)
Bank of Montreal	9/3/2015	JPY	2,003,071,300	USD	16,165,508	(357,555)

Bank of Montreal	9/3/2015	JPY	2,641,286,300	USD	21,255,988	(531,623)
Bank of Montreal	9/3/2015	JPY	2,935,492,000	USD	23,511,443	(703,032)
Bank of Montreal	9/3/2015	JPY	1,621,275,000	USD	13,034,151	(339,526)
Bank of Montreal	9/3/2015	JPY	541,933,000	USD	4,357,524	(112,808)
Bank of Montreal	9/3/2015	JPY	381,889,500	USD	3,085,098	(65,056)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	53,790,257,300	USD	434,266,939	(9,441,578)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	2,884,045,000	USD	23,218,563	(571,532)
JP Morgan & Chase Co.	9/3/2015	JPY	86,705,473,427	USD	699,957,403	(15,264,255)
RBC Capital Markets	9/3/2015	JPY	55,922,586,800	USD	451,491,069	(9,806,744)
RBC Capital Markets	9/3/2015	JPY	2,003,071,300	USD	16,165,338	(357,725)
RBC Capital Markets	9/3/2015	JPY	2,641,286,300	USD	21,256,075	(531,536)
RBC Capital Markets	9/3/2015	JPY	2,884,045,000	USD	23,219,815	(570,280)
RBC Capital Markets	9/3/2015	JPY	1,333,199,500	USD	10,702,962	(294,419)
RBC Capital Markets	9/3/2015	JPY	391,242,500	USD	3,128,241	(99,065)
RBC Capital Markets	9/3/2015	JPY	541,182,000	USD	4,350,589	(113,547)
RBC Capital Markets	9/3/2015	JPY	541,933,000	USD	4,357,517	(112,815)
RBC Capital Markets	9/3/2015	JPY	381,889,500	USD	3,085,081	(65,074)
State Street Bank & Trust Co.	9/3/2015	JPY	102,439,487,700	USD	827,051,999	(17,957,403)
The Bank of New York Mellon	9/3/2015	JPY	19,365,313,000	USD	155,857,650	(3,884,183)
The Bank of New York Mellon	9/3/2015	JPY	2,414,828,000	USD	19,435,235	(484,352)
The Bank of New York Mellon	9/3/2015	JPY	856,202,600	USD	6,942,258	(120,440)
The Bank of Nova Scotia	9/3/2015	JPY	19,357,882,568	USD	156,283,364	(3,397,177)
The Bank of Nova Scotia	9/3/2015	JPY	2,003,071,300	USD	16,164,360	(358,703)
The Bank of Nova Scotia	9/3/2015	JPY	2,641,286,300	USD	21,254,416	(533,195)
The Bank of Nova Scotia	9/3/2015	JPY	2,935,492,000	USD	23,507,632	(706,843)
The Bank of Nova Scotia	9/3/2015	JPY	1,333,199,500	USD	10,701,983	(295,399)
The Bank of Nova Scotia	9/3/2015	JPY	391,242,500	USD	3,127,988	(99,318)
The Bank of Nova Scotia	9/3/2015	JPY	541,182,000	USD	4,350,215	(113,921)
The Bank of Nova Scotia	9/3/2015	JPY	1,621,275,000	USD	13,033,281	(340,396)
Bank of Montreal	9/3/2015	NZD	249,000	USD	164,589	6,810
Bank of Montreal	9/3/2015	NZD	6,630,300	USD	4,393,436	192,148
Bank of Montreal	9/3/2015	NZD	1,023,000	USD	677,827	29,603
Bank of Montreal	9/3/2015	NZD	169,300	USD	111,467	4,190
Bank of Montreal	9/3/2015	NZD	226,700	USD	147,822	4,173
Bank of Montreal	9/3/2015	NZD	248,000	USD	160,976	3,831
Bank of Montreal	9/3/2015	NZD	132,500	USD	86,940	2,982
Bank of Montreal	9/3/2015	NZD	44,000	USD	28,958	1,077
Bank of Montreal	9/3/2015	NZD	32,000	USD	21,126	849
Canadian Imperial Bank of Commerce	9/3/2015	NZD	4,969,300	USD	3,293,155	144,360
Canadian Imperial Bank of Commerce	9/3/2015	NZD	238,500	USD	157,460	6,335
JP Morgan & Chase Co.	9/3/2015	NZD	4,454,000	USD	2,951,372	129,096
RBC Capital Markets	9/3/2015	NZD	1,170,500	USD	775,626	33,939
RBC Capital Markets	9/3/2015	NZD	169,300	USD	111,474	4,197
RBC Capital Markets	9/3/2015	NZD	226,700	USD	147,816	4,168
RBC Capital Markets	9/3/2015	NZD	238,500	USD	157,467	6,342
RBC Capital Markets	9/3/2015	NZD	109,500	USD	72,291	2,907
RBC Capital Markets	9/3/2015	NZD	32,000	USD	20,891	614
RBC Capital Markets	9/3/2015	NZD	44,000	USD	28,907	1,027
RBC Capital Markets	9/3/2015	NZD	44,000	USD	28,959	1,078
RBC Capital Markets	9/3/2015	NZD	32,000	USD	21,126	849
State Street Bank & Trust Co.	9/3/2015	NZD	8,648,500	USD	5,730,859	250,740
The Bank of Nova Scotia	9/3/2015	NZD	3,049,300	USD	2,020,741	88,553
The Bank of Nova Scotia	9/3/2015	NZD	169,300	USD	111,440	4,163
The Bank of Nova Scotia	9/3/2015	NZD	226,700	USD	147,756	4,108
The Bank of Nova Scotia	9/3/2015	NZD	248,000	USD	160,940	3,795
The Bank of Nova Scotia	9/3/2015	NZD	109,500	USD	72,268	2,883
The Bank of Nova Scotia	9/3/2015	NZD	32,000	USD	20,881	604
The Bank of Nova Scotia	9/3/2015	NZD	44,000	USD	28,898	1,017
The Bank of Nova Scotia	9/3/2015	NZD	132,500	USD	86,918	2,959
Bank of Montreal	9/3/2015	SGD	1,440,000	USD	1,049,379	29,017
Bank of Montreal	9/3/2015	SGD	53,719,500	USD	39,217,898	1,153,077
Bank of Montreal	9/3/2015	SGD	117,000	USD	85,409	2,505
Bank of Montreal	9/3/2015	SGD	1,328,000	USD	966,896	25,896
Bank of Montreal	9/3/2015	SGD	1,746,700	USD	1,263,858	26,173

Bank of Montreal	9/3/2015	SGD	1,905,000	USD	1,374,793	24,939
Bank of Montreal	9/3/2015	SGD	1,003,500	USD	712,465	1,400
Bank of Montreal	9/3/2015	SGD	333,500	USD	237,323	1,010
Bank of Montreal	9/3/2015	SGD	237,000	USD	168,830	895
Canadian Imperial Bank of Commerce	9/3/2015	SGD	48,797,300	USD	35,625,358	1,048,334
Canadian Imperial Bank of Commerce	9/3/2015	SGD	1,857,000	USD	1,340,852	25,010
JP Morgan & Chase Co.	9/3/2015	SGD	45,958,848	USD	33,552,727	986,986
RBC Capital Markets	9/3/2015	SGD	9,688,700	USD	7,073,495	208,229
RBC Capital Markets	9/3/2015	SGD	1,328,000	USD	966,844	25,844
RBC Capital Markets	9/3/2015	SGD	1,746,700	USD	1,263,657	25,972
RBC Capital Markets	9/3/2015	SGD	1,857,000	USD	1,340,605	24,764
RBC Capital Markets	9/3/2015	SGD	853,000	USD	616,912	12,489
RBC Capital Markets	9/3/2015	SGD	246,500	USD	175,710	1,044
RBC Capital Markets	9/3/2015	SGD	337,500	USD	241,436	2,289
RBC Capital Markets	9/3/2015	SGD	333,500	USD	237,319	1,006
RBC Capital Markets	9/3/2015	SGD	237,000	USD	168,823	888
State Street Bank & Trust Co.	9/3/2015	SGD	69,358,500	USD	50,637,546	1,491,168
The Bank of New York Mellon	9/3/2015	SGD	5,751,000	USD	4,161,150	86,078
The Bank of Nova Scotia	9/3/2015	SGD	1,998,500	USD	1,459,068	42,961
The Bank of Nova Scotia	9/3/2015	SGD	1,328,000	USD	966,521	25,521
The Bank of Nova Scotia	9/3/2015	SGD	1,746,700	USD	1,263,527	25,842
The Bank of Nova Scotia	9/3/2015	SGD	1,905,000	USD	1,374,508	24,654
The Bank of Nova Scotia	9/3/2015	SGD	853,000	USD	616,918	12,495
The Bank of Nova Scotia	9/3/2015	SGD	246,500	USD	175,681	1,015
The Bank of Nova Scotia	9/3/2015	SGD	337,500	USD	241,366	2,219
The Bank of Nova Scotia	9/3/2015	SGD	1,003,500	USD	712,189	1,124
Bank of Montreal	9/3/2015	USD	137,405,710	AUD	193,824,000	507,589
Bank of Montreal	9/3/2015	USD	283,020,107	JPY	34,297,508,700	(104,623)
Bank of Montreal	9/3/2015	USD	5,543,574	NZD	8,754,800	3,902
Bank of Montreal	9/3/2015	USD	43,841,567	SGD	61,830,200	(29,627)
Canadian Imperial Bank of Commerce	9/3/2015	USD	6,095,481	AUD	8,498,500	(48,468)
Canadian Imperial Bank of Commerce	9/3/2015	USD	153,199,841	AUD	216,094,000	559,428
Canadian Imperial Bank of Commerce	9/3/2015	USD	20,203,590	JPY	2,395,896,000	(440,169)
Canadian Imperial Bank of Commerce	9/3/2015	USD	447,897,069	JPY	54,278,406,300	(161,877)
Canadian Imperial Bank of Commerce	9/3/2015	USD	142,175	NZD	219,000	(3,406)
Canadian Imperial Bank of Commerce	9/3/2015	USD	3,159,158	NZD	4,988,800	1,994
Canadian Imperial Bank of Commerce	9/3/2015	USD	1,098,076	SGD	1,548,500	(832)
Canadian Imperial Bank of Commerce	9/3/2015	USD	34,819,400	SGD	49,105,800	(23,777)
JP Morgan & Chase Co.	9/3/2015	USD	179,591,568	AUD	253,320,500	655,800
JP Morgan & Chase Co.	9/3/2015	USD	715,480,244	JPY	86,705,473,427	(258,586)
JP Morgan & Chase Co.	9/3/2015	USD	2,820,304	NZD	4,454,000	1,972
JP Morgan & Chase Co.	9/3/2015	USD	32,587,994	SGD	45,958,848	(22,253)
RBC Capital Markets	9/3/2015	USD	61,819,776	AUD	87,203,000	228,543
RBC Capital Markets	9/3/2015	USD	549,912,991	JPY	66,640,435,900	(205,098)
RBC Capital Markets	9/3/2015	USD	1,308,516	NZD	2,066,500	921
RBC Capital Markets	9/3/2015	USD	11,790,930	SGD	16,627,900	(8,653)
State Street Bank & Trust Co.	9/3/2015	USD	13,607,932	AUD	18,560,000	(401,772)
State Street Bank & Trust Co.	9/3/2015	USD	6,096,102	AUD	8,498,500	(49,089)
State Street Bank & Trust Co.	9/3/2015	USD	2,672,523	AUD	3,748,000	(5,675)
State Street Bank & Trust Co.	9/3/2015	USD	245,741,314	AUD	346,700,500	949,549
State Street Bank & Trust Co.	9/3/2015	USD	77,009,713	JPY	9,538,500,000	1,672,077
State Street Bank & Trust Co.	9/3/2015	USD	20,204,772	JPY	2,395,896,000	(441,352)
State Street Bank & Trust Co.	9/3/2015	USD	8,380,157	JPY	995,835,000	(165,649)
State Street Bank & Trust Co.	9/3/2015	USD	738,525,220	JPY	89,509,256,700	(175,535)
State Street Bank & Trust Co.	9/3/2015	USD	367,104	NZD	554,000	(16,062)
State Street Bank & Trust Co.	9/3/2015	USD	142,229	NZD	219,000	(3,460)
State Street Bank & Trust Co.	9/3/2015	USD	61,239	NZD	94,500	(1,359)
State Street Bank & Trust Co.	9/3/2015	USD	4,925,023	NZD	7,781,000	5,405
State Street Bank & Trust Co.	9/3/2015	USD	1,098,250	SGD	1,548,500	(1,006)
State Street Bank & Trust Co.	9/3/2015	USD	484,635	SGD	680,500	(2,443)
State Street Bank & Trust Co.	9/3/2015	USD	47,589,324	SGD	67,129,500	(22,381)
The Bank of New York Mellon	9/3/2015	USD	3,539,638	AUD	4,993,000	13,076
The Bank of New York Mellon	9/3/2015	USD	186,793,941	JPY	22,636,343,600	(69,822)
The Bank of New York Mellon	9/3/2015	USD	4,077,711	SGD	5,751,000	(2,640)

The Bank of Nova Scotia	9/3/2015	USD	2,672,699	AUD	3,748,000	(5,851)
The Bank of Nova Scotia	9/3/2015	USD	201,115,645	AUD	283,681,000	734,398
The Bank of Nova Scotia	9/3/2015	USD	8,380,122	JPY	995,835,000	(165,614)
The Bank of Nova Scotia	9/3/2015	USD	246,142,643	JPY	29,828,796,168	(88,960)
The Bank of Nova Scotia	9/3/2015	USD	61,245	NZD	94,500	(1,365)
The Bank of Nova Scotia	9/3/2015	USD	2,480,314	NZD	3,916,800	1,565
The Bank of Nova Scotia	9/3/2015	USD	484,583	SGD	680,500	(2,391)
The Bank of Nova Scotia	9/3/2015	USD	6,195,987	SGD	8,738,200	(4,231)
Bank of Montreal	10/2/2015	CHF	727,500	USD	756,750	3,379
Bank of Montreal	10/2/2015	CHF	366,636,100	USD	379,489,406	(184,993)
Canadian Imperial Bank of Commerce	10/2/2015	CHF	197,554,100	USD	204,478,774	(100,738)
JP Morgan & Chase Co.	10/2/2015	CHF	264,376,881	USD	273,626,837	(151,806)
RBC Capital Markets	10/2/2015	CHF	727,500	USD	756,766	3,395
RBC Capital Markets	10/2/2015	CHF	86,590,400	USD	89,618,613	(51,112)
State Street Bank & Trust Co.	10/2/2015	CHF	309,691,500	USD	320,550,136	(154,602)
The Bank of New York Mellon	10/2/2015	CHF	3,652,000	USD	3,779,951	(1,921)
The Bank of Nova Scotia	10/2/2015	CHF	119,621,600	USD	123,814,581	(60,998)
Bank of Montreal	10/2/2015	DKK	988,000	USD	148,195	(453)
Bank of Montreal	10/2/2015	DKK	468,178,900	USD	70,329,868	(109,152)
Canadian Imperial Bank of Commerce	10/2/2015	DKK	247,615,300	USD	37,197,487	(57,031)
JP Morgan & Chase Co.	10/2/2015	DKK	406,823,500	USD	61,113,515	(94,389)
RBC Capital Markets	10/2/2015	DKK	988,000	USD	148,201	(447)
RBC Capital Markets	10/2/2015	DKK	112,813,600	USD	16,946,002	(27,167)
State Street Bank & Trust Co.	10/2/2015	DKK	335,366,000	USD	50,378,326	(78,566)
The Bank of New York Mellon	10/2/2015	DKK	24,652,000	USD	3,703,197	(5,775)
The Bank of Nova Scotia	10/2/2015	DKK	158,102,400	USD	23,750,332	(36,682)
Bank of Montreal	10/2/2015	EUR	2,287,000	USD	2,559,620	(7,937)
Bank of Montreal	10/2/2015	EUR	625,546,780	USD	701,219,174	(1,066,356)
Canadian Imperial Bank of Commerce	10/2/2015	EUR	672,690,004	USD	754,065,314	(1,146,720)
JP Morgan & Chase Co.	10/2/2015	EUR	802,191,041	USD	899,194,388	(1,405,180)
RBC Capital Markets	10/2/2015	EUR	2,287,000	USD	2,559,697	(7,860)
RBC Capital Markets	10/2/2015	EUR	679,835,346	USD	762,068,230	(1,165,699)
State Street Bank & Trust Co.	10/2/2015	EUR	1,005,808,500	USD	1,127,490,207	(1,705,527)
The Bank of New York Mellon	10/2/2015	EUR	2,723,000	USD	3,052,374	(4,669)
The Bank of Nova Scotia	10/2/2015	EUR	376,254,800	USD	421,768,462	(643,274)
Bank of Montreal	10/2/2015	GBP	1,003,000	USD	1,544,242	5,396
Bank of Montreal	10/2/2015	GBP	185,507,210	USD	285,258,147	645,052
Bank of Montreal	10/2/2015	GBP	3,078,000	USD	4,721,360	(1,040)
Canadian Imperial Bank of Commerce	10/2/2015	GBP	359,025,500	USD	552,080,692	1,248,415
JP Morgan & Chase Co.	10/2/2015	GBP	379,042,312	USD	582,842,750	1,299,824
RBC Capital Markets	10/2/2015	GBP	1,003,000	USD	1,544,275	5,429
RBC Capital Markets	10/2/2015	GBP	124,470,000	USD	191,399,386	432,189
State Street Bank & Trust Co.	10/2/2015	GBP	506,938,500	USD	779,534,540	1,767,812
The Bank of Nova Scotia	10/2/2015	GBP	368,967,500	USD	567,366,859	1,281,141
Bank of Montreal	10/2/2015	ILS	195,500	USD	49,748	(103)
Bank of Montreal	10/2/2015	ILS	107,514,000	USD	27,344,011	(70,838)
Canadian Imperial Bank of Commerce	10/2/2015	ILS	51,543,300	USD	13,106,672	(36,284)
JP Morgan & Chase Co.	10/2/2015	ILS	63,411,000	USD	16,126,858	(42,227)
RBC Capital Markets	10/2/2015	ILS	195,500	USD	49,742	(109)
RBC Capital Markets	10/2/2015	ILS	21,843,200	USD	5,552,768	(17,000)
State Street Bank & Trust Co.	10/2/2015	ILS	68,896,800	USD	17,522,521	(45,381)
The Bank of Nova Scotia	10/2/2015	ILS	30,144,500	USD	7,649,044	(37,461)
Bank of Montreal	10/2/2015	NOK	411,000	USD	49,567	(85)
Bank of Montreal	10/2/2015	NOK	104,817,000	USD	12,492,194	(170,554)
Canadian Imperial Bank of Commerce	10/2/2015	NOK	119,029,700	USD	14,186,077	(193,681)
JP Morgan & Chase Co.	10/2/2015	NOK	150,672,500	USD	17,957,190	(245,276)
RBC Capital Markets	10/2/2015	NOK	411,000	USD	49,570	(82)
RBC Capital Markets	10/2/2015	NOK	125,335,300	USD	14,937,362	(204,163)
State Street Bank & Trust Co.	10/2/2015	NOK	189,215,000	USD	22,550,360	(308,354)
The Bank of Nova Scotia	10/2/2015	NOK	67,060,500	USD	7,992,289	(109,166)
Bank of Montreal	10/2/2015	SEK	2,237,500	USD	264,648	164
Bank of Montreal	10/2/2015	SEK	506,134,000	USD	59,687,725	(139,972)
Canadian Imperial Bank of Commerce	10/2/2015	SEK	736,042,200	USD	86,800,705	(203,349)
JP Morgan & Chase Co.	10/2/2015	SEK	745,107,500	USD	87,870,854	(204,765)

RBC Capital Markets	10/2/2015	SEK	2,237,500	USD	264,648	164
RBC Capital Markets	10/2/2015	SEK	256,846,300	USD	30,289,318	(71,263)
State Street Bank & Trust Co.	10/2/2015	SEK	949,222,000	USD	111,937,877	(265,149)
The Bank of Nova Scotia	10/2/2015	SEK	764,281,000	USD	90,130,134	(211,895)
Bank of Montreal	10/2/2015	USD	90,004,819	CHF	86,952,000	39,364
Bank of Montreal	10/2/2015	USD	8,751,745	CHF	8,451,000	(211)
Bank of Montreal	10/2/2015	USD	19,507,653	DKK	129,854,000	29,298
Bank of Montreal	10/2/2015	USD	346,180	DKK	2,303,000	313
Bank of Montreal	10/2/2015	USD	6,098,088	EUR	5,436,000	4,771
Bank of Montreal	10/2/2015	USD	3,415,276	GBP	2,221,000	(7,723)
Bank of Montreal	10/2/2015	USD	4,634,506	ILS	18,217,000	10,622
Bank of Montreal	10/2/2015	USD	65,923	ILS	259,000	119
Bank of Montreal	10/2/2015	USD	9,183,592	NOK	77,052,000	124,917
Bank of Montreal	10/2/2015	USD	1,182,460	NOK	9,829,000	4,963
Bank of Montreal	10/2/2015	USD	31,577,225	SEK	267,752,000	72,467
Bank of Montreal	10/2/2015	USD	1,393,054	SEK	11,782,000	(360)
RBC Capital Markets	10/2/2015	USD	407,049,828	EUR	363,095,000	587,734
State Street Bank & Trust Co.	10/2/2015	USD	183,685,297	GBP	119,435,000	(443,012)
Bank of Montreal	10/5/2015	HKD	312,157,141	USD	40,277,042	329
Canadian Imperial Bank of Commerce	10/5/2015	HKD	1,000,746,307	USD	129,116,727	(6,608)
JP Morgan & Chase Co.	10/5/2015	HKD	697,213,000	USD	89,955,423	(3,907)
RBC Capital Markets	10/5/2015	HKD	27,524,000	USD	3,550,771	(569)
State Street Bank & Trust Co.	10/5/2015	HKD	861,854,000	USD	111,198,215	(4,256)
The Bank of New York Mellon	10/5/2015	HKD	1,770,500	USD	228,429	(13)
The Bank of New York Mellon	10/5/2015	HKD	1,770,500	USD	228,429	(13)
The Bank of New York Mellon	10/5/2015	HKD	333,161,000	USD	42,983,741	(3,037)
The Bank of Nova Scotia	10/5/2015	HKD	100,168,500	USD	12,923,717	(728)
Bank of Montreal	10/5/2015	JPY	215,838,500	USD	1,778,072	(3,292)
Bank of Montreal	10/5/2015	JPY	34,297,508,700	USD	283,167,318	102,227
Canadian Imperial Bank of Commerce	10/5/2015	JPY	54,278,406,300	USD	448,141,136	169,182
JP Morgan & Chase Co.	10/5/2015	JPY	86,705,473,427	USD	715,822,842	222,975
RBC Capital Markets	10/5/2015	JPY	215,838,500	USD	1,778,189	(3,175)
RBC Capital Markets	10/5/2015	JPY	66,640,435,900	USD	550,192,664	194,086
State Street Bank & Trust Co.	10/5/2015	JPY	89,509,256,700	USD	738,900,157	160,033
The Bank of New York Mellon	10/5/2015	JPY	22,636,343,600	USD	186,888,787	65,927
The Bank of Nova Scotia	10/5/2015	JPY	29,828,796,168	USD	246,272,704	88,908
Bank of Montreal	10/5/2015	NZD	19,000	USD	12,245	236
Bank of Montreal	10/5/2015	NZD	8,754,800	USD	5,529,952	(3,587)
Canadian Imperial Bank of Commerce	10/5/2015	NZD	4,988,800	USD	3,151,375	(1,834)
JP Morgan & Chase Co.	10/5/2015	NZD	4,454,000	USD	2,813,325	(1,860)
RBC Capital Markets	10/5/2015	NZD	19,000	USD	12,246	236
RBC Capital Markets	10/5/2015	NZD	2,066,500	USD	1,305,276	(871)
State Street Bank & Trust Co.	10/5/2015	NZD	7,781,000	USD	4,912,923	(5,118)
The Bank of Nova Scotia	10/5/2015	NZD	3,916,800	USD	2,474,164	(1,479)
Bank of Montreal	10/5/2015	SGD	138,000	USD	97,869	238
Bank of Montreal	10/5/2015	SGD	61,830,200	USD	43,758,103	14,953
Canadian Imperial Bank of Commerce	10/5/2015	SGD	49,105,800	USD	34,757,786	16,796
JP Morgan & Chase Co.	10/5/2015	SGD	45,958,848	USD	32,532,631	18,022
RBC Capital Markets	10/5/2015	SGD	138,000	USD	97,884	253
RBC Capital Markets	10/5/2015	SGD	16,627,900	USD	11,763,254	(524)
State Street Bank & Trust Co.	10/5/2015	SGD	67,129,500	USD	47,483,961	(8,297)
The Bank of New York Mellon	10/5/2015	SGD	5,751,000	USD	4,069,920	1,247
The Bank of Nova Scotia	10/5/2015	SGD	8,738,200	USD	6,184,147	2,113
Bank of Montreal	10/5/2015	USD	51,254,329	HKD	397,214,000	(2,982)
Bank of Montreal	10/5/2015	USD	4,551,994	JPY	551,475,000	(546)
Bank of Montreal	10/5/2015	USD	105,505	NZD	167,000	48
Bank of Montreal	10/5/2015	USD	367,883	NZD	580,000	(1,289)
Bank of Montreal	10/5/2015	USD	18,485,921	SGD	26,118,000	(8,161)
Bank of Montreal	10/5/2015	USD	530,727	SGD	750,000	(123)
Canadian Imperial Bank of Commerce	10/5/2015	USD	217,367,705	JPY	26,325,381,000	(98,386)
Bank of Montreal	10/6/2015	AUD	768,500	USD	549,934	4,042
Bank of Montreal	10/6/2015	AUD	193,824,000	USD	137,167,307	(512,570)
Canadian Imperial Bank of Commerce	10/6/2015	AUD	216,094,000	USD	152,934,046	(564,981)
JP Morgan & Chase Co.	10/6/2015	AUD	253,320,500	USD	179,287,584	(654,710)

RBC Capital Markets	10/6/2015	AUD	768,500	USD	549,961	4,069
RBC Capital Markets	10/6/2015	AUD	87,203,000	USD	61,711,732	(231,569)
State Street Bank & Trust Co.	10/6/2015	AUD	346,700,500	USD	245,321,460	(951,871)
The Bank of New York Mellon	10/6/2015	AUD	4,993,000	USD	3,533,346	(13,354)
The Bank of Nova Scotia	10/6/2015	AUD	283,681,000	USD	200,763,881	(744,525)
Bank of Montreal	10/6/2015	USD	74,240,163	AUD	104,873,000	254,748
Bank of Montreal	10/6/2015	USD	7,974,539	AUD	11,237,000	7,490

Total net unrealized depreciation						$(66,915,826)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli New Sheqel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF

August 31, 2015 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 94.1%
Brazil - 5.9%
Brazilian Government International Bond
4.875%, 1/22/21	$110,000	$112,200
10.125%, 5/15/27	30,000	42,300
8.25%, 1/20/34	35,000	41,125
5.00%, 1/27/45	200,000	162,000

		357,625

Colombia - 5.4%
Colombia Government International Bond
7.375%, 3/18/19	100,000	114,750
2.625%, 3/15/23	200,000	179,500
8.125%, 5/21/24	25,000	31,350

		325,600

Croatia - 3.6%
Croatia Government International Bond, 144A
6.75%, 11/05/19	100,000	109,564
6.625%, 7/14/20	100,000	109,260

		218,824

Egypt - 1.7%
Egypt Government International Bond, 144A
5.75%, 4/29/20	100,000	102,770

Hungary - 6.8%
Hungary Government International Bond
6.375%, 3/29/21	110,000	125,854
5.75%, 11/22/23	90,000	100,800
5.375%, 3/25/24	106,000	116,144
7.625%, 3/29/41	50,000	68,411

		411,209

Indonesia - 3.9%
Indonesia Government International Bond, 144A
8.50%, 10/12/35	100,000	129,375
6.625%, 2/17/37	100,000	108,000

		237,375

Kazakhstan - 3.0%
Kazakhstan Government International Bond, 144A 3.875%, 10/14/24	200,000	183,600

Lebanon - 0.8%
Lebanon Government International Bond, GMTN, 6.375%, 3/09/20	50,000	51,500

Lithuania - 2.0%
Lithuania Government International Bond, 144A 7.375%, 2/11/20	100,000	120,010

Mexico - 3.7%
Mexico Government International Bond 3.625%, 3/15/22	100,000	100,500
Series A, MTN, 6.75%, 9/27/34	10,000	12,225
MTN, 4.75%, 3/08/44	60,000	56,250
5.55%, 1/21/45	35,000	36,706
5.75%, 10/12/2110	20,000	19,200

		224,881

Panama - 3.7%
Panama Government International Bond 5.20%, 1/30/20	100,000	109,625
6.70%, 1/26/36	95,000	116,138

		225,763

Peru - 6.6%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	127,250
8.75%, 11/21/33	75,000	109,687
6.55%, 3/14/37	70,000	83,650
5.625%, 11/18/50	75,000	81,000

		401,587

Philippines - 3.5%
Philippine Government International Bond 10.625%, 3/16/25	75,000	119,625
9.50%, 2/02/30	55,000	89,581

		209,206

Poland - 7.8%
Poland Government International Bond 6.375%, 7/15/19	90,000	104,145
5.125%, 4/21/21	70,000	78,609
5.00%, 3/23/22	130,000	145,397
3.00%, 3/17/23	40,000	39,832
4.00%, 1/22/24	100,000	105,377

		473,360

Qatar - 4.6%
Qatar Government International Bond, 144A 9.75%, 6/15/30	90,000	147,238
6.40%, 1/20/40	100,000	131,066

		278,304

Romania - 3.9%
Romanian Government International Bond, 144A 6.75%, 2/07/22	40,000	47,145
4.375%, 8/22/23	10,000	10,448
4.875%, 1/22/24	86,000	92,988
6.125%, 1/22/44	70,000	81,858

		232,439

Russia - 7.8%
Russian Foreign Bond - Eurobond, 144A 11.00%, 7/24/18	30,000	35,944
5.00%, 4/29/20	100,000	101,117
4.875%, 9/16/23	200,000	192,026
12.75%, 6/24/28	90,000	138,438

		467,525

South Africa - 3.5%
South Africa Government International Bond 5.50%, 3/09/20	100,000	107,786
4.665%, 1/17/24	100,000	100,595

		208,381

Sri Lanka - 1.7%
Sri Lanka Government International Bond, 144A 6.25%, 10/04/20	100,000	101,750

Turkey - 3.0%
Turkey Government International Bond 7.375%, 2/05/25	30,000	35,280
11.875%, 1/15/30	20,000	32,878
8.00%, 2/14/34	80,000	100,332
7.25%, 3/05/38	10,000	11,744

		180,234

Ukraine - 2.4%
Ukraine Government International Bond, 144A 9.25%, 7/24/17	200,000	144,400

Uruguay - 6.5%
Uruguay Government International Bond 4.50%, 8/14/24	125,000	129,219
7.625%, 3/21/36	90,000	116,662
5.10%, 6/18/50	165,000	151,594

		397,475

Venezuela - 2.3%
Venezuela Government International Bond 7.65%, 4/21/25	155,000	55,490
9.25%, 9/15/27	200,000	84,800

		140,290

TOTAL SOVEREIGN BONDS
(Cost $5,862,336)		5,694,108

TOTAL INVESTMENTS - 94.1%
(Cost $5,862,336) (a)		5,694,108
Other assets and liabilities, Net - 5.9%		358,117

NET ASSETS - 100.0%		$6,052,225

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $5,877,487. The net unrealized depreciation was $183,379 which consisted of aggregate gross unrealized appreciation of $71,364 and aggregate gross unrealized depreciation of $254,743.

GMTN - Global Medium Term Note.

MTN - Medium Term Note.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

At August 31, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
5-Year U.S. Treasury Note	13	$1,552,688	12/31/2015	$5,890
10-Year U.S. Treasury Note	20	2,541,250	12/21/2015	6,562
U.S. Treasury Long Bond	9	1,391,625	12/21/2015	1,469

		$5,485,563		$13,921

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2015.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF

August 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 93.6%
Basic Materials - 6.4%
Chemicals - 2.7%
Hexion, Inc. 8.875%, 2/01/18	$145,000	$126,875
Huntsman International LLC 4.875%, 11/15/20	120,000	118,200

		245,075

Iron/Steel - 2.6%
ArcelorMittal (Luxembourg) 6.125%, 6/01/18	235,000	244,987

Mining - 1.1%
Alcoa, Inc. 5.125%, 10/01/24	105,000	103,425

Communications - 22.7%
Internet - 1.0%
Netflix, Inc., 144A 5.875%, 2/15/25	90,000	93,937

Media - 9.1%
Cablevision Systems Corp. 7.75%, 4/15/18	150,000	161,985
CSC Holdings LLC 6.75%, 11/15/21	125,000	131,406
DISH DBS Corp. 5.00%, 3/15/23	175,000	154,985
iHeartCommunications, Inc. 9.00%, 12/15/19	110,000	103,950
Nexstar Broadcasting, Inc. 6.875%, 11/15/20	185,000	194,944
Univision Communications, Inc., 144A 8.50%, 5/15/21	95,000	99,524

		846,794

Telecommunications - 12.6%
Avaya, Inc., 144A 7.00%, 4/01/19	250,000	225,625
Level 3 Communications, Inc. 5.75%, 12/01/22	170,000	170,000
Sprint Communications, Inc. 7.00%, 8/15/20 (a)	260,000	257,400
T-Mobile USA, Inc. 6.633%, 4/28/21	275,000	288,063

Windstream Services LLC 7.875%, 11/01/17	225,000	235,969

		1,177,057

Consumer, Cyclical - 13.4%
Airlines - 1.2%
American Airlines Group, Inc., 144A 5.50%, 10/01/19	107,000	109,809

Auto Manufacturers - 2.7%
General Motors Co. 4.875%, 10/02/23	150,000	153,497
General Motors Financial Co., Inc. 4.00%, 1/15/25	100,000	95,029

		248,526

Entertainment - 2.7%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	140,000	145,600
Regal Entertainment Group 5.75%, 3/15/22	100,000	101,000

		246,600

Lodging - 3.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	170,000	178,075
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/01/25	112,000	104,020

		282,095

Retail - 3.8%
Dollar Tree, Inc., 144A 5.75%, 3/01/23	110,000	115,775
L Brands, Inc. 5.625%, 2/15/22	125,000	134,375
Rite Aid Corp., 144A 6.125%, 4/01/23	111,000	114,330

		364,480

Consumer, Non-cyclical - 13.9%
Commercial Services - 0.8%
United Rentals North America, Inc. 5.50%, 7/15/25	80,000	77,500

Food - 2.0%
Post Holdings, Inc. 7.375%, 2/15/22	93,000	95,674
Smithfield Foods, Inc. 7.75%, 7/01/17	90,000	97,875

		193,549

Healthcare-Products - 1.3%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A (Luxembourg) 5.50%, 4/15/25	119,000	118,554

Healthcare-Services - 6.1%
CHS/Community Health Systems, Inc. 6.875%, 2/01/22	98,000	104,400
Fresenius Medical Care US Finance II, Inc., 144A 5.875%, 1/31/22	175,000	189,875
HCA, Inc. 7.50%, 2/15/22	150,000	172,453
Tenet Healthcare Corp. 8.125%, 4/01/22	90,000	99,900

		566,628

Pharmaceuticals - 3.7%
Endo Finance LLC, 144A 5.75%, 1/15/22	94,000	96,350
Valeant Pharmaceuticals International, 144A 6.375%, 10/15/20	230,000	240,350

		336,700

Energy - 11.0%
Oil & Gas - 9.8%
Antero Resources Corp. 5.375%, 11/01/21	115,000	106,375
California Resources Corp. 5.50%, 9/15/21	125,000	97,547
Chesapeake Energy Corp. 6.625%, 8/15/20 (a)	125,000	100,313
Concho Resources, Inc. 5.50%, 4/01/23	120,000	119,149
Denbury Resources, Inc. 5.50%, 5/01/22	105,000	75,337
Energy XXI Gulf Coast, Inc. 7.50%, 12/15/21	195,000	37,538
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	100,000	97,350
Linn Energy LLC / Linn Energy Finance Corp. 7.75%, 2/01/21	135,000	53,663
Range Resources Corp. 5.00%, 3/15/23	100,000	92,000
SandRidge Energy, Inc. 7.50%, 3/15/21	140,000	42,525
Whiting Petroleum Corp. 5.75%, 3/15/21	103,000	92,700

		914,497

Pipelines - 1.2%
Sabine Pass Liquefaction LLC, 144A 5.625%, 3/01/25	30,000	29,119
Williams (The) Cos., Inc. 4.55%, 6/24/24	90,000	79,882

		109,001

Financial - 12.3%
Banks - 2.0%
Royal Bank of Scotland Group PLC (United Kingdom) 6.125%, 12/15/22	175,000	188,952

Diversified Financial Services - 5.0%
Aircastle Ltd. 6.75%, 4/15/17	125,000	132,187
E*TRADE Financial Corp. 5.375%, 11/15/22	135,000	141,413
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.50%, 3/15/17	100,000	99,750
Navient Corp. 5.875%, 10/25/24	106,000	89,835

		463,185

Real Estate - 1.5%
Howard Hughes (The) Corp., 144A 6.875%, 10/01/21	135,000	141,413

Real Estate Investment Trusts - 3.8%
DuPont Fabros Technology LP 5.875%, 9/15/21	155,000	160,812
Equinix, Inc. 5.375%, 4/01/23	92,000	92,690
Iron Mountain, Inc. 5.75%, 8/15/24	100,000	100,750

		354,252

Industrial - 6.3%
Building Materials - 0.2%
Building Materials Corp. of America, 144A 5.375%, 11/15/24	20,000	20,100

Engineering & Construction - 1.5%
AECOM, 144A 5.75%, 10/15/22	135,000	135,337

Miscellaneous Manufacturing - 1.0%
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	119,000	97,592

Packaging & Containers - 3.6%
Berry Plastics Corp. 5.125%, 7/15/23	70,000	65,625
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, 144A (New Zealand) 5.625%, 12/15/16	112,000	111,860
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/20	150,000	155,063

		332,548

Technology - 5.0%
Computers - 1.1%
NCR Corp. 6.375%, 12/15/23	95,000	97,850

Software - 3.9%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	124,000	101,835
First Data Corp., 144A 8.25%, 1/15/21	95,000	100,225
Open Text Corp., 144A (Canada) 5.625%, 1/15/23	160,000	160,400

		362,460

Utilities - 2.6%
Electric - 2.6%
AES Corp. 7.375%, 7/01/21	135,000	146,137
FirstEnergy Corp. 4.25%, 3/15/23	95,000	95,420

		241,557

TOTAL CORPORATE BONDS
(Cost $9,295,714)		8,714,460

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.4%
Daily Assets Fund Institutional, 0.16% (b)(c)
(Cost $227,488)	227,488	227,488

TOTAL INVESTMENTS - 96.0%
(Cost $9,523,202) (d)		$8,941,948
Other assets and liabilities, net - 4.0%		373,683

NET ASSETS - 100.0%		$9,315,631

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $223,997, which is 2.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $9,544,462. The net unrealized depreciation was $602,514 which consisted of aggregate gross unrealized appreciation of $3,237 and aggregate gross unrealized depreciation of $605,751.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

At August 31, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
2-Year US Treasury Note	4	$873,875	12/31/2015	$1,500
5-Year US Treasury Note	34	4,060,875	12/31/2015	15,405
10-Year US Treasury Note	28	3,557,750	12/21/2015	9,187

		$8,492,500		$26,092

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2015.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF

August 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 93.4%
Basic Materials - 5.0%
Chemicals - 0.9%
CF Industries, Inc. 3.45%, 6/01/23	$45,000	$42,687

Mining - 4.1%
Barrick Gold Corp. (Canada) 4.10%, 5/01/23	45,000	39,856
Freeport-McMoRan, Inc. 3.10%, 3/15/20 (a)	45,000	38,700
3.875%, 3/15/23	45,000	34,650
Rio Tinto Finance USA PLC (United Kingdom) 3.50%, 3/22/22	50,000	49,925
Teck Resources Ltd. (Canada) 3.75%, 2/01/23 (a)	45,000	33,802

		196,933

Communications - 12.8%
Internet - 2.3%
Amazon.com, Inc. 4.80%, 12/05/34	45,000	45,463
eBay, Inc. 2.20%, 8/01/19	65,000	63,704

		109,167

Media - 4.4%
Comcast Corp. 4.20%, 8/15/34	95,000	93,045
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.15%, 3/15/42	40,000	37,889
Time Warner Cable, Inc. 5.50%, 9/01/41	45,000	40,788
Walt Disney (The) Co. MTN, 2.35%, 12/01/22	40,000	38,824

		210,546

Telecommunications - 6.1%
AT&T, Inc. 4.80%, 6/15/44	45,000	41,517
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	46,634
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	37,119
Verizon Communications, Inc. 4.50%, 9/15/20	40,000	43,019
4.40%, 11/01/34	75,000	69,378
Vodafone Group PLC (United Kingdom) 2.95%, 2/19/23	55,000	51,909

		289,576

Consumer, Cyclical - 4.1%
Auto Manufacturers - 1.0%
Ford Motor Co. 4.75%, 1/15/43	50,000	47,719

Retail - 3.1%
Target Corp. 4.00%, 7/01/42	75,000	72,272
Wal-Mart Stores, Inc. 6.20%, 4/15/38	59,000	74,893

		147,165

Consumer, Non-cyclical - 15.9%
Agriculture - 1.4%
Altria Group, Inc. 4.00%, 1/31/24	65,000	66,202

Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc. 2.15%, 2/01/19	40,000	40,270
4.625%, 2/01/44	40,000	40,813

		81,083

Biotechnology - 0.9%
Amgen, Inc. 5.375%, 5/15/43	40,000	41,949

Food - 0.9%
Kraft Foods Group, Inc. 6.50%, 2/09/40	35,000	41,643

Healthcare-Products - 1.1%
Medtronic, Inc. 3.625%, 3/15/24	50,000	50,816

Healthcare-Services - 3.2%
Anthem, Inc. 2.25%, 8/15/19	90,000	88,570
Laboratory Corp. of America Holdings 3.60%, 2/01/25	65,000	62,376

		150,946

Pharmaceuticals - 6.7%
AbbVie, Inc. 4.70%, 5/14/45	75,000	72,761
Express Scripts Holding Co. 2.25%, 6/15/19	50,000	49,489
GlaxoSmithKline Capital PLC (United Kingdom) 2.85%, 5/08/22	40,000	39,497
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	60,000	58,692
Johnson & Johnson 5.95%, 8/15/37	45,000	57,340
Pfizer, Inc. 2.10%, 5/15/19	40,000	40,228

		318,007

Energy - 11.7%
Oil & Gas - 7.6%
Apache Corp. 5.10%, 9/01/40	40,000	37,336
BP Capital Markets PLC (United Kingdom) 2.241%, 9/26/18	45,000	45,310
3.814%, 2/10/24	40,000	40,280
Continental Resources, Inc. 3.80%, 6/01/24	50,000	42,136
Phillips 66 4.30%, 4/01/22	60,000	62,753
Shell International Finance BV (Netherlands) 4.55%, 8/12/43	65,000	65,945
Total Capital International SA (France) 3.70%, 1/15/24	70,000	71,488

		365,248

Oil & Gas Services - 1.1%
Schlumberger Investment SA (Luxembourg) 3.65%, 12/01/23	50,000	51,096

Pipelines - 3.0%
Enbridge, Inc. (Canada) 4.00%, 10/01/23	55,000	51,535
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	41,794
Williams Partners LP / ACMP Finance Corp. 4.875%, 3/15/24	55,000	51,372

		144,701

Financial - 33.9%
Banks - 28.0%
Bank of America Corp. MTN, 3.30%, 1/11/23	140,000	138,198
Bank of Montreal (Canada) MTN, 2.375%, 1/25/19	60,000	60,662
Bank of New York Mellon (The) Corp. MTN, 2.30%, 9/11/19	72,000	72,334
BNP Paribas SA (France) MTN, 2.40%, 12/12/18	55,000	55,419
3.25%, 3/03/23	40,000	40,126
Citigroup, Inc. 2.40%, 2/18/20	40,000	39,681
5.30%, 5/06/44	40,000	42,314
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 4.50%, 1/11/21	70,000	76,434
Deutsche Bank AG (United Kingdom) 2.50%, 2/13/19 (b)	8,000	8,047
Goldman Sachs Group, (The), Inc. 2.625%, 1/31/19	85,000	85,913
3.50%, 1/23/25	50,000	48,921
5.95%, 1/15/27	35,000	39,298
MTN, 4.80%, 7/08/44	40,000	40,630
HSBC Holdings PLC (United Kingdom) 5.10%, 4/05/21	75,000	82,841
4.00%, 3/30/22	40,000	41,554
JPMorgan Chase & Co. 2.25%, 1/23/20	45,000	44,496
5.60%, 7/15/41	45,000	51,510
Morgan Stanley 2.50%, 1/24/19	85,000	85,832
GMTN, 3.70%, 10/23/24	45,000	45,016
GMTN, 4.35%, 9/08/26	40,000	40,043
4.30%, 1/27/45	40,000	37,837
Wells Fargo & Co. Series N, 2.15%, 1/30/20	40,000	39,680
4.125%, 8/15/23	40,000	41,318
5.606%, 1/15/44	35,000	39,131
Westpac Banking Corp. (Australia) 2.25%, 1/17/19	40,000	40,189

		1,337,424

Diversified Financial Services - 1.6%
General Electric Capital Corp. MTN, 5.875%, 1/14/38	65,000	79,074

Insurance - 2.2%
American International Group, Inc. 4.50%, 7/16/44	50,000	48,105

Berkshire Hathaway, Inc. 2.10%, 8/14/19	55,000	55,419

		103,524

Real Estate Investment Trusts - 2.1%
American Tower Corp. 5.00%, 2/15/24	40,000	41,832
HCP, Inc. 5.375%, 2/01/21	55,000	60,396

		102,228

Industrial - 3.9%
Aerospace/Defense - 1.4%
United Technologies Corp. 3.10%, 6/01/22	65,000	65,271

Miscellaneous Manufacturing - 0.8%
General Electric Co. 2.70%, 10/09/22	40,000	39,146

Transportation - 1.7%
United Parcel Service, Inc. 3.125%, 1/15/21 (a)	80,000	82,524

Technology - 5.0%
Computers - 1.5%
Hewlett-Packard Co. 4.30%, 6/01/21	70,000	72,953

Software - 3.5%
Microsoft Corp. 3.50%, 2/12/35	85,000	78,749
Oracle Corp. 4.30%, 7/08/34	90,000	89,516

		168,265

Utilities - 1.1%
Electric - 1.1%
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	54,107

TOTAL CORPORATE BONDS
(Cost $4,691,045)		4,460,000

	Number of Shares
SECURITIES LENDING COLLATERAL - 3.2%
Daily Assets Fund Institutional, 0.16% (c)(d)
(Cost $151,525)	151,525	151,525

TOTAL INVESTMENTS - 96.6%
(Cost $4,842,570) (e)		$4,611,525
Other assets and liabilities, net - 3.4%		161,074

NET ASSETS - 100.0%		$4,772,599

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $147,274, which is 3.1% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $4,847,754. The net unrealized depreciation was $236,229 which consisted of aggregate gross unrealized appreciation of $574 and aggregate gross unrealized depreciation of $236,803.

MTN - Medium Term Note.

GMTN - Global Medium Term Note.

A summary of the Fund’s transaction of Deutsche AG securities during the period ended August 31, 2015 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 8/31/15
Deutsche Bank AG 2.5% 2/13/19	10,156	—	(2,010)	(19)	53	8,047

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

At August 31, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(1)
5-Year U.S. Treasury Note	8	$955,500	12/31/2015	$3,625
10-Year U.S. Treasury Note	15	1,905,937	12/21/2015	4,922
Ultra Long U.S. Treasury Bond	2	316,813	12/21/2015	(94)
U.S. Treasury Long Bond	7	1,082,375	12/21/2015	820

		$4,260,625		$9,273

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2015.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

August 31, 2015 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.3%
Arizona - 0.5%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A,
5.00%, 7/01/26	$100,000	$117,464

California - 15.7%
Bay Area Toll Authority,
5.00%, 10/01/54	1,100,000	1,196,657
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A,
5.00%, 5/15/40	285,000	321,426
City of San Francisco Public Utilities Commission, Water Revenue,
5.00%, 11/01/35	100,000	113,096
M-S-R Energy Authority, Natural Gas Revenue,
Series B, 6.125%, 11/01/29	100,000	123,542
Series A, 6.50%, 11/01/39	500,000	657,035
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT,
5.00%, 7/01/43	600,000	650,472
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A,
5.00%, 11/01/33	300,000	340,548

		3,402,776

Colorado - 0.8%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B,
5.00%, 11/15/32	100,000	115,057
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A,
5.00%, 11/01/26	50,000	59,015

		174,072

Florida - 7.7%
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT,
5.00%, 10/01/30	50,000	55,686
5.00%, 10/01/36	700,000	762,307
County of Miami-Dade Transit System, Sales Tax Revenue,
5.00%, 7/01/37	50,000	55,971
County of Miami-Dade Water & Sewer System, Water Revenue,
5.00%, 10/01/39 INS: AGM	500,000	564,595
Orlando-Orange County Expressway Authority, Highway Tolls Revenue,
5.00%, 7/01/35	200,000	224,760

		1,663,319

Georgia - 2.1%
County of DeKalb Water & Sewerage, Water Revenue, Series A,
5.25%, 10/01/41	110,000	126,228
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series,
5.00%, 7/01/39	300,000	334,929

		461,157

Indiana - 3.5%
Indiana Finance Authority, Sewer Revenue, Series A,
5.00%, 10/01/41	700,000	765,485

Massachusetts - 11.7%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A,
5.00%, 7/01/25	750,000	925,440
Massachusetts School Building Authority, Sales Tax Revenue,
Series A, 5.00%, 8/15/25	750,000	886,155
Series A, 5.00%, 8/15/26	200,000	235,724
Series B, 5.00%, 8/15/28	400,000	470,880

		2,518,199

New Jersey - 3.5%
New Jersey State Turnpike Authority, Highway Tolls Revenue,
Series A, 5.00%, 1/01/43	700,000	771,785

New York - 33.0%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue,
Series A, 5.25%, 2/15/47	200,000	218,996
Series A, 5.75%, 2/15/47	55,000	62,730
Long Island Power Authority
5.00%, 9/01/44	700,000	770,245
Metropolitan Transportation Authority, New York Transit Revenue,
Series A, 5.00%, 11/15/38	100,000	110,761
5.00%, 11/15/45	1,300,000	1,445,652
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1,
5.00%, 5/01/39	350,000	394,814
New York City Water & Sewer System, Water Revenue,
Series GG, 5.00%, 6/15/43	100,000	110,804
Series FF, 5.00%, 6/15/45	300,000	330,873
Series BB, 5.00%, 6/15/47	450,000	497,493
New York Liberty Development Corp., Class 1,
5.00%, 9/15/40	530,000	604,661
New York State Thruway Authority,
5.00%, 1/01/31	1,000,000	1,144,640
Triborough Bridge & Tunnel Authority, New York Highway Tolls Revenue,
Series B, 5.00%, 11/15/25	200,000	238,812
Utility Debt Securitization Authority, New York Restructuring, Series TE,
5.00%, 12/15/41	1,100,000	1,249,963

		7,180,444

Pennsylvania - 2.6%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C,
5.00%, 12/01/44	520,000	572,515

Texas - 12.5%
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue,
Series E, AMT, 5.00%, 11/01/35	200,000	218,374
Series H, AMT, 5.00%, 11/01/37	300,000	320,121
Series C, 5.00%, 11/01/45	350,000	381,920
Texas Private Activity Bond Surface Transportation Corp., Highway Tolls Revenue, LBJ Infrastructure,
7.00%, 6/30/40	700,000	834,449
Texas Transportation Commission, Highway Tolls Revenue, Series A,
5.00%, 8/15/41	900,000	976,905

		2,731,769

Virginia - 2.6%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT,
6.00%, 1/01/37	500,000	572,420

Washington - 2.1%
Port of Seattle, Private Airport & Marina Revenue, Series A,
5.00%, 8/01/31	400,000	457,464

TOTAL MUNICIPAL BONDS
(Cost $20,874,337)		21,388,869

TOTAL INVESTMENTS - 98.3%
(Cost $20,874,337) (a)		$21,388,869
Other assets and liabilities, Net - 1.7%		367,873

NET ASSETS - 100.0%		$21,756,742

(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $20,874,337. The net unrealized appreciation was $514,532 which consisted of aggregate gross unrealized appreciation of $628,167 and aggregate gross unrealized depreciation of $113,635.

AGM - Assured Guaranty Municipal Corp

AMT - Alternative Minimum Tax

INS - Insured

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

August 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 95.9%
Financial - 91.8%
Banks - 71.4%
Banco de Credito del Peru, 144A (Peru) 6.125%, 4/24/27 (a)	$60,000	$63,300
Bank of America Corp., MTN 4.00%, 1/22/25	80,000	78,435
Bank of America Corp., MTN 3.95%, 4/21/25	80,000	77,596
Bank of America Corp. 6.11%, 1/29/37	100,000	113,914
Bank of New York Mellon (The) Corp., Series D 4.50%, 12/29/49 (a)	90,000	82,917
BB&T Corp. 5.20%, 12/23/15	250,000	253,291
Citigroup, Inc. 3.50%, 5/15/23	110,000	106,651
Credit Suisse (Switzerland) 5.40%, 1/14/20	200,000	221,029
Fifth Third Bancorp 5.45%, 1/15/17	65,000	68,250
Goldman Sachs Group, (The), Inc. 6.75%, 10/01/37	275,000	329,099
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	200,000	237,090
HSBC USA, Inc. 5.00%, 9/27/20	250,000	274,542
ING Bank NV, 144A (Netherlands) 5.80%, 9/25/23	200,000	216,801
JPMorgan Chase & Co. 4.125%, 12/15/26	94,000	93,602
Macquarie Bank Ltd., 144A (Australia) 6.625%, 4/07/21	200,000	227,138
Morgan Stanley, GMTN 4.35%, 9/08/26	250,000	250,270
Nordea Bank AB, 144A (Sweden) 4.25%, 9/21/22	200,000	203,590
Oversea-Chinese Banking Corp. Ltd., 144A (Singapore) 4.25%, 6/19/24	250,000	251,196
PNC Financial Services Group, (The), Inc. 3.90%, 4/29/24	245,000	247,962
Santander UK PLC, 144A (United Kingdom) 5.00%, 11/07/23	200,000	207,837
Standard Chartered PLC, 144A (United Kingdom) 3.95%, 1/11/23	250,000	242,772

State Street Corp. 5.25%, 12/29/49 (a)	85,000	85,531
US Bancorp, MTN 3.60%, 9/11/24	250,000	251,283
Wells Fargo & Co. 5.606%, 1/15/44	200,000	223,605

		4,407,701

Diversified Financial Services - 4.7%
General Electric Capital Corp., Series A 7.125%, 12/29/49 (a)	250,000	288,738

Insurance - 15.7%
Allstate (The) Corp. 5.75%, 8/15/53 (a)	150,000	154,781
AXA SA, 144A (France) 6.379%, 12/29/49 (a)	100,000	106,625
Chubb (The) Corp. 6.375%, 3/29/67 (a)	200,000	198,000
MetLife, Inc. 6.40%, 12/15/36	80,000	88,100
Nationwide Mutual Insurance Co., 144A 9.375%, 8/15/39	40,000	59,920
Northwestern Mutual Life Insurance (The) Co., 144A 6.063%, 3/30/40	150,000	178,745
Teachers Insurance & Annuity Association of America, 144A 6.85%, 12/16/39	150,000	187,810

		973,981

Utilities - 4.1%
Electric - 4.1%
Electricite de France SA, 144A (France) 5.25%, 1/29/49 (a)	250,000	253,438

TOTAL CORPORATE BONDS
(Cost $6,086,225)		5,923,858

TOTAL INVESTMENTS - 95.9%
(Cost $6,086,225) (b)		$5,923,858
Other assets and liabilities, net - 4.1%		250,785

NET ASSETS - 100.0%		$6,174,643

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable Rate Coupon. Stated interest rate was in effect at August 31, 2015.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $6,117,741. The net unrealized depreciation was $193,883 which consisted of aggregate gross unrealized appreciation of $7,329 and aggregate gross unrealized depreciation of $201,212.

GMTN - Global Medium Term Note.

MTN - Medium Term Note.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 11.8%
Astro Japan Property Group REIT	301	$1,082
BWP Trust REIT	2,632	5,919
Charter Hall Retail REIT	1,665	4,763
Dexus Property Group REIT	5,227	27,415
Goodman Group REIT	8,495	36,877
GPT Group REIT	9,606	30,694
Investa Office Fund REIT	3,343	9,159
Scentre Group REIT	28,985	78,589
Westfield Corp. REIT	10,407	72,210

		266,708

Austria - 1.3%
BUWOG AG*	277	5,864
CA Immobilien Anlagen AG*	442	8,231
Immofinanz*	5,491	13,685

		27,780

Belgium - 0.8%
Befimmo SA REIT	105	6,480
Cofinimmo SA REIT	111	11,655

		18,135

Brazil - 0.3%
BR Malls Participacoes SA	2,525	7,798

Canada - 9.7%
Artis Real Estate Investment Trust REIT	366	3,411
Boardwalk Real Estate Investment Trust REIT	139	5,761
Brookfield Asset Management, Inc., Class A	4,878	153,541
Canadian Apartment Properties REIT	316	6,726
Canadian Real Estate Investment Trust REIT	195	6,077
Crombie Real Estate Investment Trust REIT	349	3,443
First Capital Realty, Inc.	557	7,363
H&R Real Estate Investment Trust REIT	737	11,568
RioCan Real Estate Investment Trust REIT	846	15,633
Smart Real Estate Investment Trust REIT	388	8,632

		222,155

France - 10.8%
Fonciere des Regions REIT	263	21,948
Gecina SA REIT	196	24,721
Klepierre REIT	1,164	51,228
Mercialys SA REIT	301	6,772
Unibail-Rodamco SE REIT	536	139,090

		243,759

Hong Kong - 9.4%
Champion REIT	14,108	7,081
Hang Lung Group Ltd.	5,016	19,384
Hang Lung Properties Ltd.	12,453	28,119
Hongkong Land Holdings Ltd.	6,500	44,980
Hysan Development Co. Ltd.	3,823	15,391
Kerry Properties Ltd.	3,856	11,543
Link REIT (The)	12,477	66,168
Prosperity REIT	6,842	2,375
Wheelock & Co. Ltd.	4,425	20,069

		215,110

Italy - 0.3%
Beni Stabili SpA SIIQ REIT (a)	5,308	4,116
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,689	1,585

		5,701

Japan - 21.1%
Activia Properties, Inc. REIT	2	16,398
AEON Mall Co. Ltd.	700	11,808
Daibiru Corp.	400	3,405
Daiwa Office Investment Corp. REIT	2	9,403
Frontier Real Estate Investment Corp. REIT	3	12,039
Fukuoka REIT Corp.	4	6,226
Global One Real Estate Investment Corp. REIT	1	3,019
Hankyu REIT, Inc.	3	2,992
Heiwa Real Estate Co. Ltd.	200	2,550
Hoshino Resorts REIT, Inc.	1	10,203
Hulic Co. Ltd.	2,400	22,093
Hulic REIT, Inc.	5	5,794
Japan Excellent, Inc. REIT	6	6,488
Japan Prime Realty Investment Corp. REIT	5	16,229
Japan Real Estate Investment Corp. REIT	7	29,447
Japan Rental Housing Investments, Inc. REIT	6	3,841
Japan Retail Fund Investment Corp. REIT	14	25,821
Kenedix Office Investment Corp. REIT	2	8,941
Kenedix Residential Investment Corp. REIT	2	4,845
Mitsui Fudosan Co. Ltd.	5,189	143,812
Mori Hills REIT Investment Corp.	6	6,919
Mori Trust Sogo Reit, Inc.	6	10,368
Nippon Building Fund, Inc. REIT	8	33,654
Nomura Real Estate Office Fund, Inc. REIT	2	7,894
NTT Urban Development Corp.	600	5,607
Orix JREIT, Inc. REIT (a)	13	16,406
Premier Investment Corp. REIT	1	5,015
Tokyu Fudosan Holdings Corp.	2,800	19,262
Tokyu REIT, Inc.	6	7,028
Top REIT, Inc.	1	3,922
United Urban Investment Corp. REIT	15	19,771

		481,200

Malaysia - 0.2%
KLCC Property Holdings Bhd (b)	2,500	4,167

Netherlands - 1.4%
Atrium European Real Estate Ltd.*	654	2,958
Eurocommercial Properties NV	260	11,539
Vastned Retail NV REIT	104	4,749
Wereldhave NV REIT	221	12,658

		31,904

New Zealand - 0.7%
Argosy Property Ltd.	4,214	2,965
Goodman Property Trust REIT	5,448	4,109
Kiwi Property Group Ltd.	6,889	5,720
Precinct Properties New Zealand Ltd.	5,282	3,867

		16,661

Philippines - 2.3%
Ayala Land, Inc.	32,000	24,613
Robinsons Land Corp.	8,700	5,398
SM Prime Holdings, Inc.	53,500	22,320

		52,331

Poland - 0.2%
Echo Investment SA*	1,235	2,110
Globe Trade Centre SA*	1,339	2,092

		4,202

Singapore - 6.6%
Ascendas Real Estate Investment Trust REIT	11,200	17,700
Cambridge Industrial Trust REIT	6,500	2,833
CapitaLand Commercial Trust REIT	11,400	10,745
CapitaLand Ltd.	14,200	28,379
CapitaLand Mall Trust REIT	14,200	19,322
Frasers Commercial Trust REIT	2,800	2,758
Global Logistic Properties Ltd.	16,900	26,589
GuocoLand Ltd.	1,700	2,325
Keppel REIT	9,400	6,528
Mapletree Logistics Trust REIT	8,100	5,626
Starhill Global REIT	7,600	4,147
Suntec Real Estate Investment Trust REIT	13,700	14,855
United Industrial Corp. Ltd.	1,100	2,487

		144,294

South Africa - 1.9%
Capital Property Fund REIT	8,341	9,813
Growthpoint Properties Ltd. REIT	11,217	22,129
Hyprop Investments Ltd. REIT	1,033	9,660

SA Corporate Real Estate Fund Nominees Pty Ltd. REIT	8,047	3,095

		44,697

Sweden - 1.4%
Castellum AB	937	13,270
Fabege AB	766	10,849
Kungsleden AB	862	5,778

		29,897

Switzerland - 2.1%
PSP Swiss Property AG*	210	18,183
Swiss Prime Site AG*	380	29,817

		48,000

Thailand - 0.4%
Central Pattana PCL	7,400	9,290

Turkey - 0.0%
Is Gayrimenkul Yatirim Ortakligi AS REIT	2,153	1,058

United Kingdom - 16.6%
Big Yellow Group PLC REIT	808	8,357
British Land Co. PLC REIT	5,571	70,099
Capital & Counties Properties PLC	4,047	27,542
Derwent London PLC REIT	604	33,450
Grainger PLC	2,267	8,192
Great Portland Estates PLC REIT	1,873	23,812
Hammerson PLC REIT	4,270	41,149
Intu Properties PLC REIT	5,140	25,476
Land Securities Group PLC REIT	4,361	83,783
Segro PLC REIT	4,040	26,013
Shaftesbury PLC REIT	1,513	20,895
Workspace Group PLC REIT	641	8,828

		377,596

TOTAL COMMON STOCKS
(Cost $2,522,102)		2,252,443

SECURITIES LENDING COLLATERAL - 0.9%
Daily Assets Fund Institutional, 0.16% (c)(d)
(Cost $19,965)	19,965	19,965

TOTAL INVESTMENTS - 100.2%
(Cost $2,542,067) (e)		$2,272,408
Other assets and liabilities, net - (0.2%)		(4,466)

NET ASSETS - 100.0%		$2,267,942

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $19,054, which is 0.8% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,551,754. The net unrealized depreciation was $279,346 which consisted of aggregate gross unrealized appreciation of $8,044 and aggregate gross unrealized depreciation of $287,390.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Diversified	35.9%
Real Estate Operations/ Development	28.1%
Shopping Centers	16.6%
Office Property	9.6%
Real Estate Management/Services	7.1%
Apartments	0.9%
Property Trust	0.6%
Hotels	0.5%
Storage	0.4%
Warehouse/Industry	0.3%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral.

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	9/2/2015	CHF	2,000	USD	2,083	$14
State Street Bank & Trust Co.	9/2/2015	CHF	46,797	USD	48,735	324
State Street Bank & Trust Co.	9/2/2015	CHF	2,936	USD	3,000	(37)
State Street Bank & Trust Co.	9/2/2015	EUR	19,000	USD	20,997	(324)
State Street Bank & Trust Co.	9/2/2015	EUR	311,723	USD	344,530	(5,269)
The Bank of New York Mellon	9/2/2015	EUR	4,600	USD	5,036	(125)
State Street Bank & Trust Co.	9/2/2015	GBP	15,000	USD	23,400	382
State Street Bank & Trust Co.	9/2/2015	GBP	244,057	USD	380,769	6,265
JP Morgan & Chase Co.	9/2/2015	HKD	139,000	USD	17,929	(6)
State Street Bank & Trust Co.	9/2/2015	HKD	1,493,714	USD	192,674	(62)
Canadian Imperial Bank of Commerce	9/2/2015	PLN	16,000	USD	4,257	20
State Street Bank & Trust Co.	9/2/2015	SEK	272,355	USD	31,775	(395)
Canadian Imperial Bank of Commerce	9/2/2015	TRY	3,402	USD	1,221	52
JP Morgan & Chase Co.	9/2/2015	USD	3,315	EUR	3,000	51
JP Morgan & Chase Co.	9/2/2015	USD	6,240	GBP	4,000	(102)
JP Morgan & Chase Co.	9/2/2015	USD	17,935	HKD	139,000	—
JP Morgan & Chase Co.	9/2/2015	USD	817	SEK	7,000	10
State Street Bank & Trust Co.	9/2/2015	USD	5,207	CHF	5,000	(35)
State Street Bank & Trust Co.	9/2/2015	USD	24,788	EUR	22,428	379
State Street Bank & Trust Co.	9/2/2015	USD	4,753	EUR	4,300	73
State Street Bank & Trust Co.	9/2/2015	USD	3,432	GBP	2,200	(56)
State Street Bank & Trust Co.	9/2/2015	USD	1,290	HKD	10,000	—
State Street Bank & Trust Co.	9/2/2015	USD	12,577	HKD	97,505	4
State Street Bank & Trust Co.	9/2/2015	USD	178,865	HKD	1,386,209	—
State Street Bank & Trust Co.	9/2/2015	USD	1,283	SEK	11,000	16
The Bank of New York Mellon	9/2/2015	USD	1,562	GBP	1,000	(27)
Canadian Imperial Bank of Commerce	9/3/2015	AUD	399,356	USD	292,804	8,647
JP Morgan & Chase Co.	9/3/2015	AUD	10,000	USD	7,090	(26)
State Street Bank & Trust Co.	9/3/2015	AUD	23,000	USD	16,860	494
State Street Bank & Trust Co.	9/3/2015	AUD	4,085	USD	3,000	93
The Bank of New York Mellon	9/3/2015	BRL	38,142	USD	11,069	563
Canadian Imperial Bank of Commerce	9/3/2015	CAD	316,389	USD	243,154	2,665
JP Morgan & Chase Co.	9/3/2015	CAD	9,000	USD	6,764	(77)
State Street Bank & Trust Co.	9/3/2015	CAD	7,913	USD	6,000	(14)
The Bank of New York Mellon	9/3/2015	CAD	5,200	USD	3,941	(12)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	61,300,300	USD	494,898	(10,760)
JP Morgan & Chase Co.	9/3/2015	JPY	148,000	USD	1,221	—
State Street Bank & Trust Co.	9/3/2015	JPY	249,509	USD	2,000	(58)
The Bank of New York Mellon	9/3/2015	JPY	3,940,000	USD	31,710	(790)
The Bank of New York Mellon	9/3/2015	JPY	300,900	USD	2,420	(62)
State Street Bank & Trust Co.	9/3/2015	MYR	17,106	USD	4,459	387
State Street Bank & Trust Co.	9/3/2015	NZD	24,479	USD	16,221	710
JP Morgan & Chase Co.	9/3/2015	PHP	61,000	USD	1,304	(1)
State Street Bank & Trust Co.	9/3/2015	PHP	2,535,104	USD	55,538	1,308
JP Morgan & Chase Co.	9/3/2015	SGD	2,000	USD	1,418	1
State Street Bank & Trust Co.	9/3/2015	SGD	239,234	USD	174,661	5,143
State Street Bank & Trust Co.	9/3/2015	THB	323,037	USD	9,220	209
Canadian Imperial Bank of Commerce	9/3/2015	USD	15,027	AUD	20,496	(444)
Canadian Imperial Bank of Commerce	9/3/2015	USD	268,593	AUD	378,860	981
Canadian Imperial Bank of Commerce	9/3/2015	USD	422	CAD	549	(5)
Canadian Imperial Bank of Commerce	9/3/2015	USD	3,074	CAD	4,000	(34)
Canadian Imperial Bank of Commerce	9/3/2015	USD	234,378	CAD	311,840	2,653
Canadian Imperial Bank of Commerce	9/3/2015	USD	21,893	JPY	2,711,800	476
Canadian Imperial Bank of Commerce	9/3/2015	USD	9,389	JPY	1,163,000	204
Canadian Imperial Bank of Commerce	9/3/2015	USD	473,866	JPY	57,425,500	(171)
JP Morgan & Chase Co.	9/3/2015	USD	7,332	AUD	10,000	(216)
JP Morgan & Chase Co.	9/3/2015	USD	6,917	CAD	9,000	(76)

JP Morgan & Chase Co.	9/3/2015	USD	1,195	JPY	148,000	26
JP Morgan & Chase Co.	9/3/2015	USD	1,336	PHP	61,000	(31)
JP Morgan & Chase Co.	9/3/2015	USD	1,460	SGD	2,000	(43)
State Street Bank & Trust Co.	9/3/2015	USD	19,198	AUD	27,085	74
State Street Bank & Trust Co.	9/3/2015	USD	5,946	CAD	7,913	68
State Street Bank & Trust Co.	9/3/2015	USD	2,059	JPY	249,509	—
State Street Bank & Trust Co.	9/3/2015	USD	4,081	MYR	17,106	(9)
State Street Bank & Trust Co.	9/3/2015	USD	15,494	NZD	24,479	17
State Street Bank & Trust Co.	9/3/2015	USD	54,267	PHP	2,535,104	(37)
State Street Bank & Trust Co.	9/3/2015	USD	7,303	SGD	10,000	(218)
State Street Bank & Trust Co.	9/3/2015	USD	3,000	SGD	4,156	(55)
State Street Bank & Trust Co.	9/3/2015	USD	159,562	SGD	225,078	(75)
State Street Bank & Trust Co.	9/3/2015	USD	9,011	THB	323,037	—
The Bank of New York Mellon	9/3/2015	USD	10,472	BRL	38,142	34
The Bank of New York Mellon	9/3/2015	USD	3,908	CAD	5,200	44
The Bank of New York Mellon	9/3/2015	USD	34,996	JPY	4,240,900	(13)
JP Morgan & Chase Co.	9/8/2015	USD	709	ZAR	9,000	(31)
State Street Bank & Trust Co.	9/8/2015	USD	47,281	ZAR	627,994	13
The Bank of New York Mellon	9/8/2015	USD	1,946	ZAR	25,000	(64)
JP Morgan & Chase Co.	9/8/2015	ZAR	9,000	USD	678	—
State Street Bank & Trust Co.	9/8/2015	ZAR	602,290	USD	47,440	2,082
State Street Bank & Trust Co.	9/8/2015	ZAR	25,704	USD	2,000	64
State Street Bank & Trust Co.	9/8/2015	ZAR	25,000	USD	1,882	(1)
JP Morgan & Chase Co.	10/2/2015	CHF	2,000	USD	2,070	(1)
State Street Bank & Trust Co.	10/2/2015	CHF	44,733	USD	46,302	(22)
State Street Bank & Trust Co.	10/2/2015	EUR	303,996	USD	340,773	(515)
The Bank of New York Mellon	10/2/2015	EUR	4,600	USD	5,156	(8)
State Street Bank & Trust Co.	10/2/2015	GBP	256,857	USD	394,976	896
Canadian Imperial Bank of Commerce	10/2/2015	PLN	16,000	USD	4,237	4
State Street Bank & Trust Co.	10/2/2015	SEK	261,355	USD	30,820	(73)
Canadian Imperial Bank of Commerce	10/2/2015	TRY	3,402	USD	1,158	—
JP Morgan & Chase Co.	10/2/2015	USD	3,363	EUR	3,000	5
JP Morgan & Chase Co.	10/2/2015	USD	6,151	GBP	4,000	(14)
JP Morgan & Chase Co.	10/2/2015	USD	826	SEK	7,000	2
State Street Bank & Trust Co.	10/2/2015	USD	14,574	EUR	13,000	20
State Street Bank & Trust Co.	10/2/2015	USD	7,690	GBP	5,000	(19)
State Street Bank & Trust Co.	10/2/2015	USD	1,538	GBP	1,000	(4)
The Bank of New York Mellon	10/5/2015	BRL	38,142	USD	10,359	(30)
Canadian Imperial Bank of Commerce	10/5/2015	CAD	311,840	USD	234,358	(2,652)
State Street Bank & Trust Co.	10/5/2015	CAD	7,913	USD	5,946	(68)
The Bank of New York Mellon	10/5/2015	CAD	5,200	USD	3,908	(44)
JP Morgan & Chase Co.	10/5/2015	HKD	139,000	USD	17,934	(1)
State Street Bank & Trust Co.	10/5/2015	HKD	1,386,209	USD	178,852	(7)
Canadian Imperial Bank of Commerce	10/5/2015	JPY	57,425,500	USD	474,125	179
State Street Bank & Trust Co.	10/5/2015	JPY	249,509	USD	2,060	—
The Bank of New York Mellon	10/5/2015	JPY	4,240,900	USD	35,013	12
State Street Bank & Trust Co.	10/5/2015	MYR	17,106	USD	4,087	26
State Street Bank & Trust Co.	10/5/2015	NZD	24,479	USD	15,456	(16)
State Street Bank & Trust Co.	10/5/2015	PHP	2,535,104	USD	54,059	(83)
State Street Bank & Trust Co.	10/5/2015	SGD	225,078	USD	159,208	(28)
State Street Bank & Trust Co.	10/5/2015	THB	323,037	USD	8,956	(41)
JP Morgan & Chase Co.	10/5/2015	USD	6,764	CAD	9,000	77
JP Morgan & Chase Co.	10/5/2015	USD	1,222	JPY	148,000	—
JP Morgan & Chase Co.	10/5/2015	USD	1,299	PHP	61,000	4
JP Morgan & Chase Co.	10/5/2015	USD	1,416	SGD	2,000	(1)
JP Morgan & Chase Co.	10/5/2015	USD	675	ZAR	9,000	—
State Street Bank & Trust Co.	10/5/2015	USD	13,530	CAD	18,000	151
State Street Bank & Trust Co.	10/5/2015	USD	24,388	HKD	189,000	(2)
State Street Bank & Trust Co.	10/5/2015	USD	28,837	JPY	3,492,000	(17)
State Street Bank & Trust Co.	10/5/2015	USD	11,333	SGD	16,000	(13)
State Street Bank & Trust Co.	10/5/2015	USD	1,873	ZAR	25,000	1
State Street Bank & Trust Co.	10/5/2015	ZAR	627,994	USD	47,051	(18)
Canadian Imperial Bank of Commerce	10/6/2015	AUD	378,860	USD	268,127	(991)

State Street Bank & Trust Co.	10/6/2015	AUD	27,085	USD	19,165	(74)
JP Morgan & Chase Co.	10/6/2015	USD	7,078	AUD	10,000	26
State Street Bank & Trust Co.	10/6/2015	USD	7,787	AUD	11,000	27

Total net unrealized appreciation						$11,473

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Phillippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish New Lira

USD - U.S. Dollar

ZAR - South African Rand

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Regulated Utilities ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.2%
Electric Utilities - 42.5%
ALLETE, Inc.	525	$25,085
American Electric Power Co., Inc.	6,049	328,400
AusNet Services (Australia) (a)	41,714	38,740
Cleco Corp.	743	39,810
Duke Energy Corp.	4,590	325,477
Edison International	4,013	234,680
El Paso Electric Co.	497	17,594
Elia System Operator SA/NV (Belgium)	737	33,358
Emera, Inc. (Canada)	1,730	59,911
Empire District Electric (The) Co.	533	11,540
Entergy Corp.	2,212	144,510
Eversource Energy	3,897	184,094
FirstEnergy Corp.	5,178	165,489
Fortis, Inc. (Canada)	2,622	71,130
IDACORP, Inc.	619	36,750
ITC Holdings Corp.	1,916	62,653
Pepco Holdings, Inc.	3,099	71,215
Pinnacle West Capital Corp.	1,359	80,901
PNM Resources, Inc.	981	25,123
Portland General Electric Co.	962	33,228
Red Electrica Corp. SA (Spain)	1,667	133,263
Southern (The) Co.	7,847	340,638
Spark Infrastructure Group (Australia) (a)	17,857	25,289
Terna Rete Elettrica Nazionale SpA (Italy)	24,866	115,966
UIL Holdings Corp.	696	31,689
Westar Energy, Inc.	1,597	58,370
Xcel Energy, Inc.	6,225	209,969

		2,904,872

Gas Utilities - 10.7%
AGL Resources, Inc.	1,471	89,716
APA Group (Australia) (a)	13,596	84,855
Atmos Energy Corp.	1,236	67,720
Enagas SA (Spain)	2,956	81,003
Northwest Natural Gas Co.	334	14,689
ONE Gas, Inc.	640	27,501
Piedmont Natural Gas Co., Inc.	964	37,191
Questar Corp.	2,158	41,671
Snam SpA (Italy)	41,860	204,896
South Jersey Industries, Inc.	816	19,666
Southwest Gas Corp.	572	31,512
WGL Holdings, Inc.	639	34,634

		735,054

Multi-Utilities - 28.3%
Alliant Energy Corp.	1,366	77,411
Avista Corp.	793	24,892
CenterPoint Energy, Inc.	5,294	98,574
CMS Energy Corp.	3,400	111,452
Consolidated Edison, Inc.	3,608	226,979
DTE Energy Co.	2,180	170,171
DUET Group (Australia) (a)	16,823	26,219
National Grid PLC (United Kingdom)	24,120	318,340
NiSource, Inc.	3,884	65,212
NorthWestern Corp.	482	24,891
PG&E Corp.	5,806	287,862
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	6,500	19,489
SCANA Corp.	1,749	92,505
Sempra Energy	3,028	287,206
TECO Energy, Inc.	2,874	60,555
Vectren Corp.	1,016	40,874

		1,932,632

Oil, Gas & Consumable Fuels - 5.8%
Columbia Pipeline Group, Inc.	3,884	98,498
Enbridge, Inc. (Canada)	7,275	299,948

		398,446

Water Utilities - 5.9%
American States Water Co.	477	18,007
American Water Works Co., Inc.	2,206	114,580
Aqua America, Inc.	2,182	55,335
California Water Service Group	588	12,130
Severn Trent PLC (United Kingdom)	2,966	94,531
United Utilities Group PLC (United Kingdom)	8,425	110,535

		405,118

TOTAL COMMON STOCKS
(Cost $5,906,934)		6,376,122

TOTAL INVESTMENTS - 93.2%
(Cost $5,906,934) (b)		$6,376,122
Other assets and liabilities, net - 6.8%		462,584

NET ASSETS - 100.0%		$6,838,706

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $5,909,069. The net unrealized appreciation was 467,053 which consisted of aggregate gross unrealized appreciation of $633,511 and aggregate gross unrealized depreciation of $166,458.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Country Breakdown† as of 8/31/15

United States	73.2%
United Kingdom	8.2%
Canada	6.7%
Italy	5.0%
Spain	3.4%
Australia	2.7%
Belgium	0.5%
Portugal	0.3%

TOTAL	100.0%

†	As a percent of total investments.

Country Breakdown is subject to change.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Australia - 7.9%
Macquarie Atlas Roads Group (a)	5,805	$14,128
Qube Holdings Ltd.	10,597	16,591
Sydney Airport (a)	16,934	69,293
Transurban Group (a)	24,885	171,426

		271,438

Austria - 0.4%
Flughafen Wien AG	162	14,834

Brazil - 0.9%
Cia Energetica de Minas Gerais, ADR	1,630	3,423
CPFL Energia SA, ADR	663	5,775
Ultrapar Participacoes SA, ADR	1,188	20,742

		29,940

Canada - 7.3%
AltaGas Ltd.	366	10,062
Enbridge, Inc.	2,383	98,483
Inter Pipeline Ltd.	894	19,163
Pembina Pipeline Corp.	928	25,746
TransCanada Corp.	1,905	66,464
Veresen, Inc.	787	8,130
Westshore Terminals Investment Corp.	936	18,847

		246,895

Chile - 0.6%
Empresa Nacional de Electricidad SA, ADR	242	8,983
Enersis SA, ADR	846	11,742

		20,725

China - 1.2%
China Gas Holdings Ltd.	4,977	7,269
China Longyuan Power Group Corp., Class H	7,462	7,924
China Resources Power Holdings Co. Ltd.	3,926	9,615
Guangdong Investment Ltd.	6,358	8,597
Huaneng Power International, Inc., ADR	193	8,747

		42,152

France - 6.9%
Aeroports de Paris	509	58,459
Engie	3,390	60,808
Groupe Eurotunnel SE	8,622	116,730

		235,997

Germany - 2.5%
E.ON SE	4,634	52,546
Fraport AG Frankfurt Airport Services Worldwide	565	34,161

		86,707

Hong Kong - 4.1%
Beijing Enterprises Water Group Ltd.*	10,012	7,170
China Merchants Holdings International Co. Ltd.	27,820	92,972
China Resources and Transportation Group Ltd.*	231,043	1,789
COSCO Pacific Ltd.	26,176	30,468
Hopewell Highway Infrastructure Ltd.	15,063	7,211

		139,610

Italy - 8.0%
Ansaldo STS SpA	1,833	19,510
Atlantia SpA	6,339	169,723
Enel SpA	14,712	66,300
Societa Iniziative Autostradali e Servizi SpA	1,095	12,546

		268,079

Japan - 4.2%
Japan Airport Terminal Co. Ltd. (b)	1,200	53,747
Kamigumi Co. Ltd.	4,400	36,874
Mitsubishi Logistics Corp.	3,000	36,202
Sumitomo Warehouse Co. Ltd. (The)	3,000	15,243

		142,066

Mexico - 2.6%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	523	43,744
Grupo Aeroportuario del Sureste SAB de CV, ADR	310	45,179

		88,923

Netherlands - 0.2%
Koninklijke Vopak NV	190	7,829

New Zealand - 1.3%
Auckland International Airport Ltd.	13,990	43,891

Singapore - 2.3%
Hutchison Port Holdings Trust, Class U	82,800	43,470
SATS Ltd.	9,700	24,473
SIA Engineering Co. Ltd.	3,800	9,426

		77,369

Spain - 5.5%
Abertis Infraestructuras SA	6,339	104,992
Iberdrola SA	12,102	82,228

		187,220

Switzerland - 1.4%
Flughafen Zuerich AG	59	46,967

United Kingdom - 7.1%
BBA Aviation PLC	6,664	29,798
Centrica PLC	11,335	42,301
National Grid PLC	8,721	115,101
SSE PLC	2,191	49,456

		236,656

United States - 35.1%
American Electric Power Co., Inc.	1,107	60,099
Cheniere Energy, Inc.*	588	36,544
Consolidated Edison, Inc.	648	40,766
Dominion Resources, Inc.	1,329	92,698
Duke Energy Corp.	1,627	115,371
Edison International	724	42,340
Exelon Corp.	2,011	61,858
Kinder Morgan, Inc.	4,412	142,993
NextEra Energy, Inc.	1,004	98,804
ONEOK, Inc.	562	20,238
PG&E Corp.	1,057	52,406
PPL Corp.	1,482	45,927
Public Service Enterprise Group, Inc.	1,126	45,322
SemGroup Corp., Class A	116	6,380
Sempra Energy	517	49,037
Southern Co. (The)	2,056	89,251
Spectra Energy Corp.	1,794	52,151
Talen Energy Corp.*	185	2,636
Targa Resources Corp.	130	8,588
Wesco Aircraft Holdings, Inc.*	874	12,271
Williams Cos., Inc. (The)	1,825	87,965
Xcel Energy, Inc.	1,123	37,879

		1,201,524

TOTAL COMMON STOCKS
(Cost $3,770,324)		3,388,822

SECURITIES LENDING COLLATERAL - 1.5%
Daily Assets Fund Institutional, 0.16% (c)(d)
(Cost $52,101)	52,101	52,101

TOTAL INVESTMENTS - 101.0%
(Cost $3,822,425) (e)		$3,440,923
Other assets and liabilities, net - (1.0%)		(35,393)

NET ASSETS - 100.0%		$3,405,530

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $ 49,492, which is 1.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $3,823,538. The net unrealized depreciation was $382,615 which consisted of aggregate gross unrealized appreciation of $15,705 and aggregate gross unrealized depreciation of $398,320.

ADR - American Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Sector Breakdown† as of 8/31/15

Industrials	41.2%
Utilities	40.8%
Energy	18.0%

TOTAL	100.0%

†	As a percent of total investments excluding securities lending collateral.

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/2/2015	CHF	1,000	USD	1,041	$7
JP Morgan & Chase Co.	9/2/2015	CHF	14,000	USD	14,578	95
RBC Capital Markets	9/2/2015	CHF	28,924	USD	30,122	200
Bank of Montreal	9/2/2015	EUR	8,000	USD	8,804	(173)
Bank of Montreal	9/2/2015	EUR	27,000	USD	29,840	(458)
JP Morgan & Chase Co.	9/2/2015	EUR	269,225	USD	297,532	(4,577)
RBC Capital Markets	9/2/2015	EUR	505,566	USD	558,769	(8,549)
The Bank of New York Mellon	9/2/2015	EUR	1,300	USD	1,423	(35)
The Bank of New York Mellon	9/2/2015	EUR	1,000	USD	1,090	(33)
The Bank of New York Mellon	9/2/2015	EUR	2,200	USD	2,447	(21)
JP Morgan & Chase Co.	9/2/2015	GBP	57,000	USD	88,924	1,458
RBC Capital Markets	9/2/2015	GBP	107,603	USD	167,878	2,762
Bank of Montreal	9/2/2015	HKD	892,284	USD	115,094	(39)
JP Morgan & Chase Co.	9/2/2015	HKD	741,000	USD	95,581	(31)
State Street Bank & Trust Co.	9/2/2015	HKD	15,000	USD	1,935	(1)
Bank of Montreal	9/2/2015	USD	761	HKD	5,900	—
Bank of Montreal	9/2/2015	USD	22,186	HKD	172,000	8
Bank of Montreal	9/2/2015	USD	92,178	HKD	714,384	—
JP Morgan & Chase Co.	9/2/2015	USD	95,612	HKD	741,000	—
RBC Capital Markets	9/2/2015	USD	4,421	EUR	4,000	68
RBC Capital Markets	9/2/2015	USD	52,466	EUR	47,471	803
RBC Capital Markets	9/2/2015	USD	4,974	EUR	4,500	76
RBC Capital Markets	9/2/2015	USD	9,273	GBP	5,943	(153)
State Street Bank & Trust Co.	9/2/2015	USD	1,935	HKD	15,000	—
The Bank of New York Mellon	9/2/2015	USD	4,052	GBP	2,600	(62)
Bank of Montreal	9/3/2015	AUD	238,899	USD	175,436	5,450
Bank of Montreal	9/3/2015	AUD	26,000	USD	19,061	561
Bank of Montreal	9/3/2015	AUD	5,600	USD	3,970	(15)
JP Morgan & Chase Co.	9/3/2015	AUD	122,000	USD	89,447	2,639
RBC Capital Markets	9/3/2015	AUD	4,300	USD	3,153	93
The Bank of New York Mellon	9/3/2015	AUD	1,600	USD	1,179	40
Bank of Montreal	9/3/2015	CAD	230,119	USD	176,863	1,949
JP Morgan & Chase Co.	9/3/2015	CAD	120,000	USD	92,221	1,008
The Bank of New York Mellon	9/3/2015	CAD	4,300	USD	3,259	(10)
JP Morgan & Chase Co.	9/3/2015	JPY	5,424,000	USD	43,787	(955)
RBC Capital Markets	9/3/2015	JPY	16,602,795	USD	134,043	(2,912)
The Bank of New York Mellon	9/3/2015	JPY	3,629,000	USD	29,207	(728)
Bank of Montreal	9/3/2015	NZD	4,000	USD	2,651	116
Bank of Montreal	9/3/2015	NZD	6,159	USD	4,000	97
JP Morgan & Chase Co.	9/3/2015	NZD	21,000	USD	13,915	609
RBC Capital Markets	9/3/2015	NZD	43,451	USD	28,793	1,260
Bank of Montreal	9/3/2015	SGD	1,000	USD	730	21
JP Morgan & Chase Co.	9/3/2015	SGD	17,000	USD	12,411	365
RBC Capital Markets	9/3/2015	SGD	31,198	USD	22,777	670
Bank of Montreal	9/3/2015	USD	187,792	AUD	264,899	694
Bank of Montreal	9/3/2015	USD	9,223	CAD	12,000	(102)
Bank of Montreal	9/3/2015	USD	163,937	CAD	218,119	1,856
Bank of Montreal	9/3/2015	USD	6,433	NZD	10,159	4
Bank of Montreal	9/3/2015	USD	709	SGD	1,000	—
JP Morgan & Chase Co.	9/3/2015	USD	86,492	AUD	122,000	316
JP Morgan & Chase Co.	9/3/2015	USD	90,191	CAD	120,000	1,022
JP Morgan & Chase Co.	9/3/2015	USD	44,758	JPY	5,424,000	(16)
JP Morgan & Chase Co.	9/3/2015	USD	13,297	NZD	21,000	9
JP Morgan & Chase Co.	9/3/2015	USD	12,054	SGD	17,000	(8)
RBC Capital Markets	9/3/2015	USD	3,048	AUD	4,300	11
RBC Capital Markets	9/3/2015	USD	14,775	JPY	1,830,000	321
RBC Capital Markets	9/3/2015	USD	29,961	JPY	3,711,000	651
RBC Capital Markets	9/3/2015	USD	91,281	JPY	11,061,795	(34)

RBC Capital Markets	9/3/2015	USD	27,513	NZD	43,451	19
RBC Capital Markets	9/3/2015	USD	22,123	SGD	31,198	(16)
The Bank of New York Mellon	9/3/2015	USD	5,283	AUD	7,200	(160)
The Bank of New York Mellon	9/3/2015	USD	3,232	CAD	4,300	37
The Bank of New York Mellon	9/3/2015	USD	29,946	JPY	3,629,000	(11)
Bank of Montreal	10/2/2015	CHF	1,000	USD	1,035	(1)
JP Morgan & Chase Co.	10/2/2015	CHF	14,000	USD	14,490	(8)
RBC Capital Markets	10/2/2015	CHF	28,924	USD	29,936	(17)
Bank of Montreal	10/2/2015	EUR	35,000	USD	39,234	(60)
JP Morgan & Chase Co.	10/2/2015	EUR	269,225	USD	301,780	(472)
RBC Capital Markets	10/2/2015	EUR	449,595	USD	503,978	(771)
The Bank of New York Mellon	10/2/2015	EUR	4,500	USD	5,044	(8)
JP Morgan & Chase Co.	10/2/2015	GBP	57,000	USD	87,647	195
RBC Capital Markets	10/2/2015	GBP	101,659	USD	156,323	353
Bank of Montreal	10/2/2015	USD	48,205	EUR	43,000	70
RBC Capital Markets	10/2/2015	USD	3,998	GBP	2,600	(9)
Bank of Montreal	10/5/2015	CAD	218,119	USD	163,922	(1,856)
JP Morgan & Chase Co.	10/5/2015	CAD	120,000	USD	90,183	(1,022)
The Bank of New York Mellon	10/5/2015	CAD	4,300	USD	3,232	(37)
Bank of Montreal	10/5/2015	HKD	714,384	USD	92,176	1
JP Morgan & Chase Co.	10/5/2015	HKD	741,000	USD	95,605	(4)
State Street Bank & Trust Co.	10/5/2015	HKD	15,000	USD	1,935	—
JP Morgan & Chase Co.	10/5/2015	JPY	5,424,000	USD	44,779	14
RBC Capital Markets	10/5/2015	JPY	11,061,795	USD	91,328	32
The Bank of New York Mellon	10/5/2015	JPY	3,629,000	USD	29,962	11
Bank of Montreal	10/5/2015	NZD	10,159	USD	6,417	(4)
JP Morgan & Chase Co.	10/5/2015	NZD	21,000	USD	13,264	(9)
RBC Capital Markets	10/5/2015	NZD	43,451	USD	27,445	(18)
Bank of Montreal	10/5/2015	SGD	1,000	USD	708	—
JP Morgan & Chase Co.	10/5/2015	SGD	17,000	USD	12,034	7
RBC Capital Markets	10/5/2015	SGD	31,198	USD	22,071	(1)
Bank of Montreal	10/5/2015	USD	15,783	CAD	21,000	177
Bank of Montreal	10/5/2015	USD	19,097	HKD	148,000	(1)
Bank of Montreal	10/5/2015	USD	20,792	JPY	2,518,000	(10)
Bank of Montreal	10/6/2015	AUD	264,899	USD	187,467	(701)
JP Morgan & Chase Co.	10/6/2015	AUD	122,000	USD	86,346	(315)
RBC Capital Markets	10/6/2015	AUD	4,300	USD	3,043	(11)
Bank of Montreal	10/6/2015	USD	4,247	AUD	6,000	15
Bank of Montreal	10/6/2015	USD	3,963	AUD	5,600	15

Total net unrealized appreciation						$1,751

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NZD - New Zealand Dollar

SGD - Singapore Dollar

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 5.9%
Aica Kogyo Co. Ltd.	100	$2,132
Asahi Kasei Corp.	1,000	7,988
Daicel Corp.	300	3,964
DIC Corp.	1,000	2,417
Hitachi Chemical Co. Ltd.	100	1,539
Hitachi Metals Ltd.	200	2,537
JFE Holdings, Inc.	500	7,764
JSR Corp.	200	3,148
Kobe Steel Ltd.	2,000	2,689
Kuraray Co. Ltd.	300	3,551
Mitsubishi Chemical Holdings Corp.	1,100	6,267
Mitsubishi Materials Corp.	1,000	3,217
Nihon Parkerizing Co. Ltd.	100	852
Nippon Paint Holdings Co. Ltd.	200	4,118
Nippon Steel & Sumitomo Metal Corp.	8,000	16,477
Nissan Chemical Industries Ltd.	100	2,305
Nitto Denko Corp.	100	6,741
Oji Holdings Corp.	1,000	4,636
Shin-Etsu Chemical Co. Ltd.	300	16,512
Sumitomo Chemical Co. Ltd.	1,000	4,982
Sumitomo Forestry Co. Ltd.	100	1,122
Sumitomo Metal Mining Co. Ltd.	1,000	12,711
Taiyo Nippon Sanso Corp.	200	2,451
Toray Industries, Inc.	1,000	8,842
Tosoh Corp.	1,000	4,726
Ube Industries Ltd.	1,000	1,732

		135,420

Communications - 8.4%
Cyberagent, Inc.	100	3,968
Dentsu, Inc.	200	10,261
Fuji Media Holdings, Inc.	200	2,346
GMO Internet, Inc.	200	2,854
Hakuhodo DY Holdings, Inc.	300	3,004
Kakaku.com, Inc.	100	1,590
KDDI Corp.	1,600	39,830
M3, Inc.	200	4,639
Nippon Telegraph & Telephone Corp.	1,000	38,186
Nippon Television Holdings, Inc.	200	3,469
NTT DOCOMO, Inc.	1,300	27,220
Oki Electric Industry Co. Ltd.	1,000	1,749
Rakuten, Inc.	900	12,872
SBI Holdings, Inc.	100	1,217
SoftBank Group Corp.	500	29,130
Start Today Co. Ltd.	100	3,052
Trend Micro, Inc.	100	3,559
Yahoo Japan Corp.	1,200	4,860

		193,806

Consumer, Cyclical - 22.0%
Aeon Co. Ltd.	700	10,514
AISIN SEIKI Co. Ltd.	200	7,226
ANA Holdings, Inc.	3,000	8,807
ASICS Corp.	200	5,856

Bandai Namco Holdings, Inc.	200	4,632
Bridgestone Corp.	600	20,130
Daihatsu Motor Co. Ltd.	200	2,446
Daiwa House Industry Co. Ltd.	600	14,753
DENSO Corp.	400	17,912
Don Quijote Holdings Co. Ltd.	100	3,885
FamilyMart Co. Ltd.	100	4,636
Fuji Heavy Industries Ltd.	600	21,135
Haseko Corp.	200	2,354
Hino Motors Ltd.	200	2,204
HIS Co. Ltd.	100	3,427
Honda Motor Co. Ltd.	1,000	31,542
Hoshizaki Electric Co. Ltd.	100	6,409
Iida Group Holdings Co. Ltd.	100	1,772
Isetan Mitsukoshi Holdings Ltd.	300	4,806
Isuzu Motors Ltd.	600	6,837
ITOCHU Corp.	1,400	16,808
J. Front Retailing Co. Ltd.	200	3,248
JTEKT Corp.	200	2,819
Koito Manufacturing Co. Ltd.	100	3,431
Lawson, Inc.	100	7,143
Marubeni Corp.	1,500	8,230
Mazda Motor Corp.	500	8,622
Mitsubishi Corp.	1,300	24,181
Mitsubishi Motors Corp.	600	4,608
Mitsui & Co. Ltd.	1,400	18,228
NGK Spark Plug Co. Ltd.	200	4,919
NHK Spring Co. Ltd.	200	1,937
Nissan Motor Co. Ltd.	2,500	22,621
Nitori Holdings Co. Ltd.	100	7,960
NOK Corp.	100	2,474
Oriental Land Co. Ltd.	200	11,038
Panasonic Corp.	2,100	23,168
Resorttrust, Inc.	100	2,664
Sega Sammy Holdings, Inc.	200	2,110
Sekisui House Ltd.	600	8,970
Seria Co. Ltd.	100	4,825
Shimano, Inc.	100	13,470
Sojitz Corp.	1,200	2,544
Stanley Electric Co. Ltd.	100	1,949
Sumitomo Corp.	1,000	10,620
Sumitomo Electric Industries Ltd.	700	9,625
Sumitomo Rubber Industries Ltd.	200	2,834
Suzuki Motor Corp.	400	13,625
Toho Co. Ltd.	100	2,257
Toyo Tire & Rubber Co. Ltd.	100	2,239
Toyoda Gosei Co. Ltd.	100	1,961
Toyota Industries Corp.	200	9,948
Toyota Motor Corp.	600	35,594
Toyota Tsusho Corp.	200	4,609
United Arrows Ltd.	100	3,951
USS Co. Ltd.	200	3,553
Valor Co. Ltd.	100	2,813
Welcia Holdings Co. Ltd.	100	4,801
Yamaha Corp.	100	2,291
Yamaha Motor Co. Ltd.	200	3,865
Yokohama Rubber Co. Ltd. (The)	100	1,965

		505,801

Consumer, Non-cyclical - 16.7%
Aeon Delight Co. Ltd.	100	3,176
Alfresa Holdings Corp.	200	3,652
Asahi Group Holdings Ltd.	400	13,206

Astellas Pharma, Inc.	2,000	29,694
Benesse Holdings, Inc.	100	2,656
Calbee, Inc.	100	3,831
Chugai Pharmaceutical Co. Ltd.	200	7,481
Daiichi Sankyo Co. Ltd.	600	11,568
Dr Ci:Labo Co. Ltd.	100	1,796
Eisai Co. Ltd.	200	13,650
Hisamitsu Pharmaceutical Co., Inc.	100	3,469
ITO EN Ltd.	100	2,366
Japan Tobacco, Inc.	1,000	35,712
Kao Corp.	500	22,898
Kewpie Corp.	100	2,207
Kirin Holdings Co. Ltd.	800	11,759
KYORIN Holdings, Inc.	100	1,773
Medipal Holdings Corp.	200	3,466
MEIJI Holdings Co. Ltd.	100	16,291
Mitsubishi Tanabe Pharma Corp.	200	3,583
Nihon Kohden Corp.	100	1,997
Nissin Foods Holdings Co. Ltd.	100	4,751
Olympus Corp.	200	7,308
Ono Pharmaceutical Co. Ltd.	100	12,769
Otsuka Holdings Co. Ltd.	400	13,645
Park24 Co. Ltd.	100	1,963
Pigeon Corp.	100	2,652
Rohto Pharmaceutical Co. Ltd.	100	1,730
Santen Pharmaceutical Co. Ltd.	300	4,689
Secom Co. Ltd.	200	12,806
Seven & i Holdings Co. Ltd.	700	30,544
Shionogi & Co. Ltd.	300	11,779
Ship Healthcare Holdings, Inc.	100	2,199
Shiseido Co. Ltd.	300	6,296
Sohgo Security Services Co. Ltd.	100	4,372
Sysmex Corp.	100	6,071
Takeda Pharmaceutical Co. Ltd.	700	34,424
Terumo Corp.	300	8,203
Toho Holdings Co. Ltd.	100	2,201
Toyo Suisan Kaisha Ltd.	100	3,753
Tsumura & Co.	100	2,226
Unicharm Corp.	400	8,087
Yakult Honsha Co. Ltd.	100	5,593

		384,292

Energy - 0.4%
INPEX Corp.	800	8,064
Showa Shell Sekiyu KK	200	1,711

		9,775

Financial - 19.0%
Acom Co. Ltd.*	300	1,359
AEON Financial Service Co. Ltd.	100	2,273
AEON Mall Co. Ltd.	100	1,687
Aozora Bank Ltd.	1,000	3,662
Bank of Yokohama Ltd. (The)	1,000	6,124
Chiba Bank Ltd. (The)	1,000	7,300
Chugoku Bank Ltd. (The)	200	2,968
Credit Saison Co. Ltd.	100	2,004
Dai-ichi Life Insurance Co. Ltd. (The)	1,100	20,070
Daikyo, Inc.	1,000	1,567
Daito Trust Construction Co. Ltd.	100	10,946
Daiwa Securities Group, Inc.	2,000	13,894
Fukuoka Financial Group, Inc.	1,000	4,974
Hiroshima Bank Ltd. (The)	1,000	5,658
Hitachi Capital Corp.	100	2,410

Hokuhoku Financial Group, Inc.	1,000	2,260
Hulic Co. Ltd.	400	3,682
Iyo Bank Ltd. (The)	200	2,243
Japan Exchange Group, Inc.	300	9,354
Joyo Bank Ltd. (The)	1,000	5,353
Leopalace21 Corp.*	200	973
Matsui Securities Co. Ltd.	100	869
Mitsubishi Estate Co. Ltd.	1,000	21,520
Mitsubishi UFJ Financial Group, Inc.	5,900	38,938
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	1,933
Mitsui Fudosan Co. Ltd.	1,000	27,715
Mizuho Financial Group, Inc.	18,000	36,925
MS&AD Insurance Group Holdings, Inc.	400	12,623
Nishi-Nippon City Bank Ltd. (The)	1,000	2,780
Nomura Holdings, Inc.	3,500	22,117
Nomura Real Estate Holdings, Inc.	100	1,879
NTT Urban Development Corp.	100	934
ORIX Corp.	1,200	16,174
Resona Holdings, Inc.	2,000	10,126
Seven Bank Ltd.	600	2,564
Shinsei Bank Ltd.	2,000	4,322
Shizuoka Bank Ltd. (The)	1,000	10,558
Sompo Japan Nipponkoa Holdings, Inc.	300	9,955
Sony Financial Holdings, Inc.	200	3,752
Sumitomo Mitsui Financial Group, Inc.	800	32,756
Sumitomo Mitsui Trust Holdings, Inc.	4,000	16,537
Sumitomo Real Estate Sales Co. Ltd.	100	2,635
Suruga Bank Ltd.	200	3,837
T&D Holdings, Inc.	600	8,089
Takara Leben Co. Ltd.	300	1,373
Tokai Tokyo Financial Holdings, Inc.	200	1,336
Tokio Marine Holdings, Inc.	700	28,154
Tokyu Fudosan Holdings Corp.	500	3,440

		434,602

Industrial - 21.2%
Alps Electric Co. Ltd.	100	3,138
Asahi Glass Co. Ltd.	1,000	5,947
Brother Industries Ltd.	200	2,733
Casio Computer Co. Ltd.	200	3,850
Central Japan Railway Co.	200	32,804
COMSYS Holdings Corp.	100	1,246
Daikin Industries Ltd.	300	17,911
East Japan Railway Co.	300	27,727
FANUC Corp.	200	32,524
FUJIFILM Holdings Corp.	400	16,461
Hamamatsu Photonics KK	100	2,479
Hankyu Hanshin Holdings, Inc.	1,000	6,005
Hazama Ando Corp.	100	656
Hitachi Construction Machinery Co. Ltd.	100	1,452
Hitachi High-Technologies Corp.	100	2,251
Hitachi Ltd.	4,000	22,495
Horiba Ltd.	100	3,526
Hoya Corp.	400	15,670
IHI Corp.	1,000	3,101
Kajima Corp.	1,000	5,625
Kawasaki Heavy Industries Ltd.	1,000	3,786
Keihan Electric Railway Co. Ltd.	1,000	6,450
Kintetsu Group Holdings Co. Ltd.	2,000	7,143
Komatsu Ltd.	900	14,955
Konica Minolta, Inc.	400	4,395
Kubota Corp.	1,000	15,659
Kyocera Corp.	300	14,736

Makita Corp.	100	5,667
MISUMI Group, Inc.	200	2,321
Mitsubishi Electric Corp.	2,000	19,978
Mitsubishi Heavy Industries Ltd.	3,000	14,338
Murata Manufacturing Co. Ltd.	200	28,952
Nabtesco Corp.	100	1,997
Nagoya Railroad Co. Ltd.	1,000	3,984
NEC Corp.	2,000	6,318
Nidec Corp.	200	15,682
Nikon Corp.	300	3,848
Nippon Express Co. Ltd.	1,000	4,850
NSK Ltd.	400	4,929
Odakyu Electric Railway Co. Ltd.	1,000	9,139
Omron Corp.	200	7,523
OSG Corp.	100	2,028
SMC Corp.	100	24,304
Sumitomo Heavy Industries Ltd.	1,000	4,355
Sumitomo Mitsui Construction Co. Ltd.	600	792
Taiheiyo Cement Corp.	1,000	3,390
Taisei Corp.	1,000	6,780
THK Co. Ltd.	100	1,740
Tobu Railway Co. Ltd.	1,000	4,462
Tokyu Corp.	1,000	7,102
West Japan Railway Co.	200	13,508
Yamato Holdings Co. Ltd.	300	5,856
Yaskawa Electric Corp.	200	2,293
Yokogawa Electric Corp.	200	2,352

		483,213

Technology - 3.8%
Canon, Inc.	900	27,520
DeNa Co. Ltd.	100	1,828
Fujitsu Ltd.	2,000	9,933
GungHo Online Entertainment, Inc.	400	1,204
Itochu Techno-Solutions Corp.	100	2,202
Nexon Co. Ltd.	100	1,394
Nomura Research Institute Ltd.	100	4,062
NTT Data Corp.	100	4,817
OBIC Co. Ltd.	100	4,463
Oracle Corp. Japan	100	4,182
Ricoh Co. Ltd.	500	4,889
Seiko Epson Corp.	200	3,245
TDK Corp.	100	6,228
Tokyo Electron Ltd.	200	10,522
Wacom Co. Ltd.	100	361

		86,850

Utilities - 0.9%
Electric Power Development Co. Ltd.	100	3,134
Osaka Gas Co. Ltd.	2,000	8,126
Tokyo Gas Co. Ltd.	2,000	10,943

		22,203

TOTAL COMMON STOCKS
(Cost $2,394,163)		2,255,962

TOTAL INVESTMENTS - 98.3%
(Cost $2,394,163) (a)		$2,255,962
Other assets and liabilities, net - 1.7%		38,579

NET ASSETS - 100.0%		$2,294,541

*	Non-income producing security.
(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,394,163. The net unrealized depreciation was $138,201 which consisted of aggregate gross unrealized appreciation of $1,817 and aggregate gross unrealized depreciation of $140,018.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	9/3/2015	JPY	154,323,000	USD	1,240,938	$(32,052)
RBC Capital Markets	9/3/2015	JPY	154,323,000	USD	1,240,864	(32,126)
Canadian Imperial Bank of Commerce	9/3/2015	USD	1,240,938	JPY	150,383,023	(448)
RBC Capital Markets	9/3/2015	USD	20,000	JPY	2,467,608	355
RBC Capital Markets	9/3/2015	USD	1,220,864	JPY	147,948,666	(455)
Canadian Imperial Bank of Commerce	10/5/2015	JPY	150,301,121	USD	1,240,938	468
RBC Capital Markets	10/5/2015	JPY	147,873,460	USD	1,220,864	431
RBC Capital Markets	10/5/2015	USD	166,812	JPY	20,203,000	(72)

Total net unrealized depreciation						$(63,899)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

JPY - Japanese Yen

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Basic Materials - 6.1%
Aica Kogyo Co. Ltd.	400	$8,529
Asahi Kasei Corp.	4,000	31,951
Daicel Corp.	600	7,928
DENKI KAGAKU KOGYO KK	1,000	4,265
DIC Corp.	4,000	9,667
Hitachi Chemical Co. Ltd.	100	1,539
Hitachi Metals Ltd.	200	2,537
JFE Holdings, Inc.	1,100	17,080
JSR Corp.	500	7,869
Kobe Steel Ltd.	4,000	5,378
Kuraray Co. Ltd.	600	7,102
Mitsubishi Chemical Holdings Corp.	3,000	17,092
Mitsubishi Materials Corp.	4,000	12,867
Mitsui Mining & Smelting Co. Ltd.	1,000	2,054
Nihon Parkerizing Co. Ltd.	100	852
Nippon Paint Holdings Co. Ltd.	500	10,294
Nippon Steel & Sumitomo Metal Corp.	20,000	41,193
Nissan Chemical Industries Ltd.	400	9,218
Nitto Denko Corp.	400	26,963
Oji Holdings Corp.	3,000	13,907
Shin-Etsu Chemical Co. Ltd.	600	33,025
Sumitomo Chemical Co. Ltd.	2,000	9,964
Sumitomo Forestry Co. Ltd.	200	2,244
Sumitomo Metal Mining Co. Ltd.	2,000	25,422
Taiyo Nippon Sanso Corp.	500	6,129
Toray Industries, Inc.	4,000	35,369
Tosoh Corp.	1,000	4,726
Ube Industries Ltd.	1,000	1,732

		356,896

Communications - 8.6%
COOKPAD, Inc.	100	2,076
CyberAgent, Inc.	100	3,967
Dentsu, Inc.	500	25,653
FUJI Media Holdings, Inc.	500	5,865
GMO Internet, Inc.	300	4,281
Gree, Inc.*	400	1,887
Hakuhodo DY Holdings, Inc.	600	6,008
Hikari Tsushin, Inc.	100	6,665
Kakaku.com, Inc.	200	3,180
KDDI Corp.	3,900	97,086
M3, Inc.	500	11,597
Mixi, Inc.	100	3,440
MonotaRO Co. Ltd.	100	5,065
Nippon Telegraph & Telephone Corp.	2,700	103,103
Nippon Television Holdings, Inc.	500	8,673
NTT DOCOMO, Inc.	3,500	73,285
Oki Electric Industry Co. Ltd.	4,000	6,995
Rakuten, Inc.	2,000	28,605
SBI Holdings, Inc.	200	2,435
SoftBank Group Corp.	1,300	75,737
Start Today Co. Ltd.	200	6,104
Trend Micro, Inc.	100	3,559
usen Corp.*	100	270
Yahoo Japan Corp.	3,100	12,555

		498,091

Consumer, Cyclical - 23.1%
Aeon Co. Ltd.	1,600	24,033
AISIN SEIKI Co. Ltd.	500	18,064
ANA Holdings, Inc.	10,000	29,356
AOKI Holdings, Inc.	100	1,208
ASICS Corp.	500	14,641
Bandai Namco Holdings, Inc.	500	11,581
Bridgestone Corp.	1,500	50,326
Daihatsu Motor Co. Ltd.	500	6,116
DAIICHIKOSHO Co. Ltd.	100	3,790
Daiwa House Industry Co. Ltd.	1,500	36,883
DENSO Corp.	1,000	44,781
Don Quijote Holdings Co. Ltd.	300	11,655
FamilyMart Co. Ltd.	300	13,907
Fast Retailing Co. Ltd.	100	40,636
Fuji Heavy Industries Ltd.	1,500	52,837
H.I.S. Co. Ltd.	100	3,427
Haseko Corp.	500	5,885
Heiwa Corp.	100	1,969
Hino Motors Ltd.	600	6,612
Honda Motor Co. Ltd.	2,500	78,855
Hoshizaki Electric Co. Ltd.	100	6,409
Iida Group Holdings Co. Ltd.	100	1,772
Isetan Mitsukoshi Holdings Ltd.	600	9,611
Isuzu Motors Ltd.	1,500	17,093
ITOCHU Corp.	3,600	43,220
Izumi Co. Ltd.	100	4,289
J. Front Retailing Co. Ltd.	500	8,121
JTEKT Corp.	500	7,048
Kanematsu Corp.	1,000	1,542
Koito Manufacturing Co. Ltd.	300	10,294
K’S HOLDINGS Corp.	100	3,192
Lawson, Inc.	100	7,143
Marubeni Corp.	3,600	19,753
Matsumotokiyoshi Holdings Co. Ltd.	100	4,809
Mazda Motor Corp.	1,100	18,968
Misawa Homes Co. Ltd.	100	717
MITSUBA Corp.	100	1,733
Mitsubishi Corp.	3,100	57,661
Mitsubishi Motors Corp.	1,600	12,287
Mitsui & Co. Ltd.	3,600	46,873
NGK Insulators Ltd.	1,000	22,543
NGK Spark Plug Co. Ltd.	500	12,298
NHK Spring Co. Ltd.	500	4,842
Nifco, Inc.	100	3,910
NIPPON GAS Co. Ltd.	100	3,291
Nissan Motor Co. Ltd.	6,100	55,196
Nitori Holdings Co. Ltd.	200	15,919
NOK Corp.	100	2,474
Oriental Land Co. Ltd.	500	27,595
Panasonic Corp.	5,500	60,678
Resorttrust, Inc.	100	2,664
Ryohin Keikaku Co. Ltd.	100	22,238
Sanrio Co. Ltd.	100	3,303
Sega Sammy Holdings, Inc.	500	5,275
Sekisui Chemical Co. Ltd.	1,000	11,045
Sekisui House Ltd.	1,500	22,425
Seria Co. Ltd.	100	4,825
Shimano, Inc.	200	26,939
Sojitz Corp.	3,000	6,359
Stanley Electric Co. Ltd.	100	1,949
Sugi Holdings Co. Ltd.	100	4,833
Sumitomo Corp.	2,500	26,550

Sumitomo Electric Industries Ltd.	1,600	22,000
Sumitomo Rubber Industries Ltd.	200	2,834
Sundrug Co. Ltd.	100	5,625
Suzuki Motor Corp.	1,000	34,062
Toho Co. Ltd.	100	2,257
TOKAI RIKA Co. Ltd.	100	2,129
Toyo Tire & Rubber Co. Ltd.	100	2,239
Toyoda Gosei Co. Ltd.	100	1,961
Toyota Boshoku Corp.	100	1,668
Toyota Industries Corp.	500	24,869
Toyota Motor Corp.	1,500	88,984
Toyota Tsusho Corp.	500	11,523
TS TECH Co. Ltd.	100	2,685
TSURUHA HOLDINGS, Inc.	100	8,133
Unipres Corp.	100	1,874
UNITED ARROWS Ltd.	100	3,951
USS Co. Ltd.	500	8,883
Valor Co. Ltd.	100	2,813
VT HOLDINGS Co. Ltd.	100	609
Welcia Holdings Co. Ltd.	100	4,801
Yamaha Corp.	200	4,583
Yamaha Motor Co. Ltd.	600	11,596
Yokohama Rubber Co. Ltd. (The)	200	3,929

		1,340,256

Consumer, Non-cyclical - 16.6%
AEON DELIGHT Co. Ltd.	100	3,176
Ain Pharmaciez, Inc.	100	4,594
Ajinomoto Co., Inc.	1,000	22,036
Alfresa Holdings Corp.	500	9,131
Asahi Group Holdings Ltd.	1,000	33,014
Astellas Pharma, Inc.	5,100	75,721
Benesse Holdings, Inc.	300	7,968
Calbee, Inc.	100	3,832
Chugai Pharmaceutical Co. Ltd.	500	18,703
Daiichi Sankyo Co. Ltd.	1,500	28,921
Dr Ci:Labo Co. Ltd.	400	7,183
Eisai Co. Ltd.	500	34,124
Hisamitsu Pharmaceutical Co., Inc.	400	13,874
ITO EN Ltd.	100	2,366
Japan Tobacco, Inc.	2,500	89,279
Kanamoto Co. Ltd.	100	2,648
Kao Corp.	1,100	50,375
Kewpie Corp.	100	2,207
Kirin Holdings Co. Ltd.	2,000	29,398
Kobayashi Pharmaceutical Co. Ltd.	100	7,778
KOSE Corp.	100	9,906
KYORIN Holdings, Inc.	100	1,773
Kyowa Hakko Kirin Co. Ltd.	1,000	16,819
Medipal Holdings Corp.	500	8,665
MEIJI Holdings Co. Ltd.	200	32,581
Miraca Holdings, Inc.	100	4,297
Mitsubishi Tanabe Pharma Corp.	500	8,958
Nihon Kohden Corp.	100	1,997
Nihon M&A Center, Inc.	100	4,083
Nissin Foods Holdings Co. Ltd.	100	4,751
Olympus Corp.	500	18,270
Ono Pharmaceutical Co. Ltd.	200	25,537
Otsuka Holdings Co. Ltd.	1,000	34,111
Park24 Co. Ltd.	100	1,963
Pigeon Corp.	400	10,607
Pilot Corp.	100	4,858
Rohto Pharmaceutical Co. Ltd.	100	1,730
Santen Pharmaceutical Co. Ltd.	600	9,378

Sawai Pharmaceutical Co. Ltd.	100	6,318
Secom Co. Ltd.	500	32,016
Seven & i Holdings Co. Ltd.	1,600	69,815
Shionogi & Co. Ltd.	600	23,558
Ship Healthcare Holdings, Inc.	300	6,597
Shiseido Co. Ltd.	600	12,593
SOHGO SECURITY SERVICES Co. Ltd.	100	4,372
Sysmex Corp.	400	24,284
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,483
Takeda Pharmaceutical Co. Ltd.	1,600	78,684
Temp Holdings Co. Ltd.	100	4,471
Terumo Corp.	600	16,406
TOHO HOLDINGS Co. Ltd.	200	4,401
Topcon Corp.	100	1,590
Toyo Suisan Kaisha Ltd.	200	7,506
TSUMURA & Co.	100	2,226
Unicharm Corp.	1,000	20,217
Yakult Honsha Co. Ltd.	200	11,185

		979,334

Energy - 0.6%
INPEX Corp.	2,600	26,207
Showa Shell Sekiyu KK	500	4,277

		30,484

Financial - 18.6%
Acom Co. Ltd.*	900	4,076
AEON Financial Service Co. Ltd.	100	2,273
AEON Mall Co. Ltd.	100	1,687
Aozora Bank Ltd.	4,000	14,649
Bank of Yokohama Ltd. (The)	1,000	6,124
Chiba Bank Ltd. (The)	3,000	21,900
Chugoku Bank Ltd. (The)	500	7,419
Credit Saison Co. Ltd.	400	8,018
Dai-ichi Life Insurance Co. Ltd. (The)	2,600	47,438
Daikyo, Inc. (a)	1,000	1,567
Daito Trust Construction Co. Ltd.	200	21,892
Daiwa Securities Group, Inc.	5,000	34,734
Fukuoka Financial Group, Inc.	4,000	19,895
Hiroshima Bank Ltd. (The)	1,000	5,658
Hitachi Capital Corp.	100	2,409
Hokuhoku Financial Group, Inc.	1,000	2,260
Hulic Co. Ltd.	600	5,523
Iyo Bank Ltd. (The)	600	6,731
Japan Exchange Group, Inc.	600	18,707
Joyo Bank Ltd. (The)	4,000	21,413
Leopalace21 Corp.*	500	2,433
Matsui Securities Co. Ltd.	100	870
Mitsubishi Estate Co. Ltd.	3,000	64,561
Mitsubishi UFJ Financial Group, Inc.	13,400	88,434
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	4,834
Mitsui Fudosan Co. Ltd.	3,000	83,144
Mizuho Financial Group, Inc.	45,500	93,338
MS&AD Insurance Group Holdings, Inc.	1,100	34,714
Nishi-Nippon City Bank Ltd. (The)	1,000	2,780
Nomura Holdings, Inc.	9,000	56,872
Nomura Real Estate Holdings, Inc.	400	7,516
NTT Urban Development Corp.	100	935
Okasan Securities Group, Inc.	1,000	6,186
ORIX Corp.	3,000	40,434
Relo Holdings, Inc.	100	10,484
Resona Holdings, Inc.	5,100	25,821
Seven Bank Ltd.	1,500	6,409
Shinsei Bank Ltd.	5,000	10,805

Shizuoka Bank Ltd. (The)	2,000	21,116
Sompo Japan Nipponkoa Holdings, Inc.	800	26,547
Sony Financial Holdings, Inc.	500	9,379
Sumitomo Mitsui Financial Group, Inc.	2,000	81,891
Sumitomo Mitsui Trust Holdings, Inc.	10,000	41,341
Sumitomo Real Estate Sales Co. Ltd.	100	2,635
Suruga Bank Ltd.	500	9,593
T&D Holdings, Inc.	1,500	20,223
Takara Leben Co. Ltd.	500	2,289
Tokai Tokyo Financial Holdings, Inc.	500	3,341
Tokio Marine Holdings, Inc.	1,600	64,351
Tokyu Fudosan Holdings Corp.	1,100	7,567

		1,085,216

Industrial - 21.4%
Alps Electric Co. Ltd.	200	6,277
Anritsu Corp.	500	3,337
Asahi Glass Co. Ltd.	1,000	5,947
Brother Industries Ltd.	500	6,834
Casio Computer Co. Ltd.	500	9,626
Central Japan Railway Co.	400	65,608
COMSYS Holdings Corp.	100	1,245
Daikin Industries Ltd.	600	35,822
DISCO Corp.	100	7,556
Eagle Industry Co. Ltd.	100	2,051
East Japan Railway Co.	600	55,454
EBARA Corp.	1,000	3,992
FANUC Corp.	500	81,309
Fuji Electric Co. Ltd.	1,000	3,976
FUJIFILM Holdings Corp.	1,000	41,151
Hamamatsu Photonics KK	500	12,393
Hankyu Hanshin Holdings, Inc.	1,000	6,005
Hazama Ando Corp.	500	3,279
Hirose Electric Co. Ltd.	100	11,432
Hitachi Construction Machinery Co. Ltd.	100	1,452
Hitachi High-Technologies Corp.	100	2,251
Hitachi Ltd.	10,000	56,238
HORIBA Ltd.	100	3,526
Hoya Corp.	1,000	39,176
IHI Corp.	2,000	6,203
Kajima Corp.	1,000	5,625
Kawasaki Heavy Industries Ltd.	4,000	15,144
Keihan Electric Railway Co. Ltd.	1,000	6,450
Keio Corp.	1,000	7,506
Keisei Electric Railway Co. Ltd.	1,000	10,673
Keyence Corp.	100	46,513
Kintetsu Group Holdings Co. Ltd.	5,000	17,858
Kintetsu World Express, Inc.	200	7,498
Komatsu Ltd.	2,100	34,894
Konica Minolta, Inc.	1,100	12,085
Kubota Corp.	3,000	46,979
Kyocera Corp.	600	29,472
KYOWA EXEO Corp.	100	1,029
Makita Corp.	100	5,667
Minebea Co. Ltd.	1,000	11,985
MISUMI Group, Inc.	600	6,963
Mitsubishi Electric Corp.	5,000	49,944
Mitsubishi Heavy Industries Ltd.	6,000	28,675
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	3,118
Murata Manufacturing Co. Ltd.	500	72,380
Nabtesco Corp.	100	1,997
Nagoya Railroad Co. Ltd.	1,000	3,984
Namura Shipbuilding Co. Ltd.	100	731
Nankai Electric Railway Co. Ltd.	1,000	5,164

NEC Corp.	4,000	12,637
Nidec Corp.	500	39,205
Nikon Corp.	600	7,696
Nippon Express Co. Ltd.	3,000	14,550
Nippon Steel & Sumikin Bussan Corp.	1,000	3,333
Nippon Yusen KK	3,000	7,894
Nishi-Nippon Railroad Co. Ltd.	1,000	5,073
NSK Ltd.	1,000	12,323
Obayashi Corp.	1,000	8,661
Odakyu Electric Railway Co. Ltd.	2,000	18,279
Omron Corp.	500	18,807
OSG Corp.	100	2,028
Rinnai Corp.	100	7,498
Sankyo Tateyama, Inc.	100	1,538
Sanwa Holdings Corp.	100	763
Shimizu Corp.	1,000	9,791
SMC Corp.	200	48,608
Sotetsu Holdings, Inc.	1,000	5,700
Sumitomo Heavy Industries Ltd.	1,000	4,355
Sumitomo Mitsui Construction Co. Ltd.	1,300	1,716
Taiheiyo Cement Corp.	4,000	13,560
Taisei Corp.	4,000	27,121
THK Co. Ltd.	100	1,740
Tobu Railway Co. Ltd.	1,000	4,462
Tokyu Corp.	1,000	7,102
TOTO Ltd.	1,000	14,748
West Japan Railway Co.	500	33,769
Yamato Holdings Co. Ltd.	600	11,712
Yaskawa Electric Corp.	600	6,879
Yokogawa Electric Corp.	500	5,881

		1,261,903

Technology - 3.4%
Canon, Inc.	2,500	76,443
DeNa Co. Ltd.	100	1,828
Fujitsu Ltd.	5,000	24,832
GungHo Online Entertainment, Inc.	1,200	3,613
Itochu Techno-Solutions Corp.	100	2,202
Nexon Co. Ltd.	200	2,788
Nomura Research Institute Ltd.	100	4,062
NTT Data Corp.	100	4,817
OBIC Co. Ltd.	100	4,463
Oracle Corp. Japan	100	4,182
OTSUKA Corp.	100	5,279
Ricoh Co. Ltd.	1,100	10,756
SCSK Corp.	100	3,617
Seiko Epson Corp.	600	9,735
TDK Corp.	300	18,683
Tokyo Electron Ltd.	300	15,783
Wacom Co. Ltd.	800	2,890

		195,973

Utilities - 1.0%
Electric Power Development Co. Ltd.	400	12,538
Osaka Gas Co. Ltd.	5,000	20,316
Tokyo Gas Co. Ltd.	5,000	27,356

		60,210

TOTAL COMMON STOCKS
(Cost $6,077,292)		5,808,363

SECURITIES LENDING COLLATERAL - 0.0%
Daily Assets Fund Institutional, 0.16% (b)(c)
(Cost $1,568)	1,568	1,568

TOTAL INVESTMENTS - 99.4%
(Cost $6,078,860) (d)		$5,809,931
Other assets and liabilities, net - 0.6%		32,734

NET ASSETS - 100.0%		$5,842,665

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $1,489, which is 0.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $6,078,860. The net unrealized depreciation was $268,929 which consisted of aggregate gross unrealized appreciation of $51,618 and aggregate gross unrealized depreciation of $320,547.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 6.6%
Amcor Ltd.	819	$7,997
ASX Ltd.	137	3,845
Bendigo and Adelaide Bank Ltd.	292	2,280
BHP Billiton Ltd.	2,147	38,473
Insurance Australia Group Ltd.	1,795	6,476
Lend Lease Group (a)	384	3,809
Orica Ltd.	269	3,036
Rio Tinto Ltd.	287	10,271
Sonic Healthcare Ltd.	283	4,173
Suncorp Group Ltd.	928	8,473
Tatts Group Ltd.	955	2,501
Telstra Corp. Ltd.	2,919	11,986
Wesfarmers Ltd.	752	21,760
Woodside Petroleum Ltd.	491	11,272
Woolworths Ltd.	857	16,101

		152,453

Austria - 0.1%
OMV AG	114	2,922

Brazil - 1.5%
Ambev SA	3,185	16,765
BB Seguridade Participacoes SA	469	3,711
CCR SA	756	3,102
CETIP SA - Mercados Organizados	222	2,003
Cielo SA	665	7,032
Tractebel Energia SA	172	1,591

		34,204

Canada - 10.0%
ARC Resources Ltd.	200	3,007
Bank of Montreal	400	21,587
Bank of Nova Scotia	800	36,619
BCE, Inc.	100	4,044
Canadian Imperial Bank of Commerce	300	22,049
Cenovus Energy, Inc.	600	8,697
CI Financial Corp.	200	4,781
Great-West Lifeco, Inc.	200	5,112
Husky Energy, Inc.	200	3,562
IGM Financial, Inc.	100	2,862
Potash Corp. of Saskatchewan, Inc.	600	15,625
Power Corp. of Canada	200	4,378
Power Financial Corp.	200	4,916

PrairieSky Royalty Ltd.	100	2,095
Rogers Communications, Inc., Class B	300	10,241
Royal Bank of Canada	1,000	55,746
Shaw Communications, Inc., Class B	200	4,018
TELUS Corp.	100	3,272
TransCanada Corp.	482	16,817
Vermilion Energy, Inc.	100	3,465

		232,893

Chile - 0.2%
Banco de Chile	26,062	2,693
Banco Santander Chile	65,352	3,159

		5,852

China - 7.0%
Agricultural Bank of China Ltd., Class H	15,506	6,262
Bank of China Ltd., Class H	53,369	24,377
China Construction Bank Corp., Class H	55,967	39,357
China Merchants Bank Co. Ltd., Class H	3,121	7,434
China Oilfield Services Ltd., Class H	1,582	1,702
China Petroleum & Chemical Corp., Class H	18,721	12,464
CNOOC Ltd.	12,848	15,931
Country Garden Holdings Co. Ltd.	3,591	1,260
Industrial & Commercial Bank of China Ltd., Class H	49,122	29,029
Jiangsu Expressway Co. Ltd., Class H	1,158	1,369
Jiangxi Copper Co. Ltd., Class H	1,067	1,348
PetroChina Co. Ltd., Class H	15,257	12,678
PICC Property & Casualty Co. Ltd., Class H	2,421	4,598
Shimao Property Holdings Ltd.	873	1,226
Sino-Ocean Land Holdings Ltd.	2,310	1,207
Sun Art Retail Group Ltd.	2,045	1,705

		161,947

Colombia - 0.1%
Ecopetrol SA	3,458	1,806

Denmark - 0.2%
TDC A/S	549	3,474
Tryg A/S	84	1,651

		5,125

Finland - 1.6%
Elisa OYJ	99	3,299
Fortum OYJ	318	5,178
Metso OYJ	79	1,950
Nokian Renkaat OYJ	97	2,622
Orion OYJ, Class B	73	2,898
Sampo OYJ, Class A	304	14,679
UPM-Kymmene OYJ	364	6,074

		36,700

France - 9.4%
AXA SA	1,318	33,240
Bouygues SA	135	5,141
Casino Guichard-Perrachon SA	33	2,088
CNP Assurances	106	1,636
Edenred	139	2,949
Eutelsat Communications SA	111	3,347
Rexel SA	192	2,946
Sanofi	803	79,448
SCOR SE	102	3,599
Total SA	1,451	66,440
Vinci SA	312	20,100

		220,934

Germany - 5.9%
Allianz SE	320	51,080
Axel Springer SE	39	2,362
BASF SE	623	50,209
Hannover Rueck SE	46	4,678
Muenchener Rueckversicherungs-Gesellschaft AG	120	22,057
ProSiebenSat.1 Media SE	174	8,475

		138,861

Hong Kong - 2.2%
BOC Hong Kong (Holdings) Ltd.	2,503	8,462
CLP Holdings Ltd.	1,182	9,784
Hang Seng Bank Ltd.	504	8,968
HKT Trust and HKT Ltd. (a)	1,691	1,957
Li & Fung Ltd.	4,076	2,688
NWS Holdings Ltd.	1,256	1,583
PCCW Ltd.	2,740	1,446
Power Assets Holdings Ltd.	904	7,780
Sino Land Co. Ltd.	2,209	3,284
Swire Pacific Ltd., Class A	386	4,236
Yue Yuen Industrial (Holdings) Ltd.	518	1,855

		52,043

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC	91	4,515

Indonesia - 0.2%
PT Indocement Tunggal Prakarsa Tbk	1,259	1,759
PT Perusahaan Gas Negara Persero Tbk	9,956	1,970

		3,729

Italy - 0.5%
Snam SpA	1,434	7,019
Terna Rete Elettrica Nazionale SpA	1,064	4,962

		11,981

Japan - 1.8%
Canon, Inc.	700	21,404
NTT DOCOMO, Inc.	1,000	20,939

		42,343

Luxembourg - 0.3%
SES SA FDR	218	6,477

Macau - 0.3%
Sands China Ltd.	1,696	5,887
Wynn Macau Ltd.	1,175	1,813

		7,700

Malaysia - 1.1%
AMMB Holdings Bhd	1,400	1,567
British American Tobacco Malaysia Bhd	100	1,480
DiGi.Com Bhd	3,000	3,736
IOI Corp. Bhd	2,700	2,571
Lafarge Malaysia Bhd	600	1,329
Malayan Banking Bhd	3,600	7,509
Maxis Bhd	1,900	2,972
Telekom Malaysia Bhd	1,300	2,009
UMW Holdings Bhd	700	1,417

		24,590

Mexico - 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	1,825	4,102

Netherlands - 5.0%
Aegon NV	1,340	8,249
Royal Dutch Shell PLC, Class A	2,618	68,093
Royal Dutch Shell PLC, Class B	1,642	42,998

		119,340

New Zealand - 0.1%
Fletcher Building Ltd.	698	3,185

Norway - 1.5%
Gjensidige Forsikring ASA	161	2,392
Orkla ASA	587	4,329
Statoil ASA	767	11,488
Telenor ASA	524	10,458
Yara International ASA	121	5,402

		34,069

Portugal - 0.2%
EDP - Energias de Portugal SA	1,597	5,602

Russia - 1.7%
Gazprom PAO, ADR	1,900	8,379
Lukoil PJSC, ADR	300	11,316
MegaFon PJSC GDR	275	3,534
MMC Norilsk Nickel PJSC, ADR	300	4,917
Mobile TeleSystems PJSC, ADR	705	5,379
Tatneft, ADR	200	5,682

		39,207

Singapore - 1.6%
Keppel Corp. Ltd.	1,300	6,302
Sembcorp Industries Ltd.	1,200	2,908
Sembcorp Marine Ltd.	1,300	2,202
Singapore Exchange Ltd.	600	3,087
Singapore Press Holdings Ltd.	1,000	2,792
Singapore Technologies Engineering Ltd.	1,400	3,046
Singapore Telecommunications Ltd.	5,400	14,313
StarHub Ltd.	500	1,297
Yangzijiang Shipbuilding Holdings Ltd.	1,600	1,247

		37,194

South Africa - 3.1%
Barclays Africa Group Ltd.	256	3,355
Coronation Fund Managers Ltd.	210	1,170
FirstRand Ltd.	2,469	9,852
Foschini Group Ltd. (The)	140	1,583
Imperial Holdings Ltd.	119	1,656
Investec Ltd.	167	1,359
Liberty Holdings Ltd.	126	1,224
MMI Holdings Ltd.	907	1,923
MTN Group Ltd.	1,134	15,134
Nampak Ltd.	529	1,231
Nedbank Group Ltd.	172	3,061
RMB Holdings Ltd.	538	2,724
Sasol Ltd.	457	14,644
Standard Bank Group Ltd.	871	9,598
Truworths International Ltd.	292	1,935
Vodacom Group Ltd.	304	3,244

		73,693

Spain - 1.2%
Enagas SA	158	4,329
Gas Natural SDG SA	263	5,342
Mapfre SA	722	2,131
Red Electrica Corp. SA	79	6,315
Repsol SA	742	10,620

		28,737

Sweden - 1.9%
Hennes & Mauritz AB, Class B	674	25,938
Industrivarden AB, Class C	84	1,530
Skanska AB, Class B	283	5,549
TeliaSonera AB	1,900	10,723

		43,740

Switzerland - 2.8%
SGS SA	4	7,059
Swiss Prime Site AG*	47	3,688
Swiss Re AG	219	18,815
Swisscom AG	18	9,729
Zurich Insurance Group AG*	98	26,937

		66,228

Taiwan - 2.2%
Asia Cement Corp.*	2,996	3,218
Asustek Computer, Inc.	585	5,322
Cheng Shin Rubber Industry Co. Ltd.	1,613	2,588
Chicony Electronics Co. Ltd.	618	1,535
Chunghwa Telecom Co. Ltd.	3,083	9,362
Far Eastern New Century Corp.	4,109	3,726
Far EasTone Telecommunications Co. Ltd.	1,461	3,206
Lite-On Technology Corp.	2,280	2,088
Novatek Microelectronics Corp.	566	1,896
Quanta Computer, Inc.	2,292	4,213
Synnex Technology International Corp.	1,570	1,670
Taiwan Cement Corp.	3,336	3,573
Taiwan Fertilizer Co. Ltd.	1,373	1,736
Taiwan Mobile Co. Ltd.	1,446	4,346
Teco Electric & Machinery Co. Ltd.	2,023	1,523
WPG Holdings Ltd.	1,805	1,706

		51,708

Thailand - 0.6%
Krung Thai Bank PCL, NVDR	9,900	5,026
PTT PCL, NVDR	700	5,234
Siam Commercial Bank PCL, NVDR	1,100	4,358

		14,618

United Arab Emirates - 0.5%
Dubai Islamic Bank PJSC	1,413	2,693
First Gulf Bank PJSC	2,414	9,431

		12,124

United Kingdom - 27.2%
Aberdeen Asset Management PLC	606	2,965
Admiral Group PLC	141	3,354
Amec Foster Wheeler PLC	271	3,354
Anglo American PLC	947	10,768
AstraZeneca PLC	853	53,928
BAE Systems PLC	2,033	14,107
BHP Billiton PLC	1,396	24,249
British American Tobacco PLC	1,251	66,785
Centrica PLC	3,388	12,643
Direct Line Insurance Group PLC	938	5,082
GlaxoSmithKline PLC	3,276	67,387
HSBC Holdings PLC	13,077	104,085
ICAP PLC	365	2,543

Imperial Tobacco Group PLC	642	31,121
Inmarsat PLC	306	4,606
Investec PLC	339	2,781
ITV PLC	2,513	9,648
J Sainsbury PLC	849	3,162
Legal & General Group PLC	3,981	15,437
Marks & Spencer Group PLC	1,107	8,859
National Grid PLC	2,542	33,550
Old Mutual PLC	3,324	10,212
Pearson PLC	556	9,667
Persimmon PLC*	207	6,680
Petrofac Ltd.	187	2,559
Rexam PLC	470	3,884
Rio Tinto PLC	846	31,001
Severn Trent PLC	172	5,482
SSE PLC	681	15,372
Standard Life PLC	1,316	8,403
Tate & Lyle PLC	329	2,736
Vodafone Group PLC	17,807	61,945

		638,355

TOTAL COMMON STOCKS
(Cost $2,507,548)		2,318,977

PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Cia Energetica de Minas Gerais
(Cost $1,705)	667	1,383

TOTAL INVESTMENTS - 99.2%
(Cost $2,509,253) (b)		$2,320,360
Other assets and liabilities, net - 0.8%		18,771

NET ASSETS - 100.0%		$2,339,131

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,509,253. The net unrealized depreciation was $188,893 which consisted of aggregate gross unrealized appreciation of $2,819 and aggregate gross unrealized depreciation of $191,712.

ADR - American Depositary Receipt.

FDR - Fiduciary Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PJSC - Private Joint Stock Company.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Sector Breakdown† as of 8/31/15

Financial	32.0%
Consumer, Non-cyclical	17.3%
Energy	15.2%
Communications	11.8%
Basic Materials	8.6%
Utilities	5.5%
Industrial	4.1%
Consumer, Cyclical	3.2%
Technology	1.6%
Diversified	0.7%

TOTAL	100.0%

†	As a percent of total investments.

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	9/2/2015	AED	48,000	USD	13,068	$—
Bank of Montreal	9/2/2015	CHF	69,000	USD	69,845	(1,536)
Bank of Montreal	9/2/2015	DKK	38,000	USD	5,625	(88)
Bank of Montreal	9/2/2015	EUR	449,000	USD	495,970	(7,873)
Bank of Montreal	9/2/2015	GBP	529,000	USD	823,998	12,250
Bank of Montreal	9/2/2015	HKD	1,944,000	USD	250,445	(392)
Bank of Montreal	9/2/2015	HUF	1,333,000	USD	4,723	(48)
Bank of Montreal	9/2/2015	NOK	307,000	USD	37,101	(10)
Bank of Montreal	9/2/2015	SEK	397,000	USD	45,867	(1,027)
Bank of Montreal	9/2/2015	USD	4,000	EUR	3,591	29
Bank of Montreal	9/2/2015	USD	4,000	GBP	2,562	(68)
Bank of Montreal	9/2/2015	USD	5,000	GBP	3,206	(80)
Bank of Montreal	9/2/2015	USD	250,837	HKD	1,944,000	—
The Bank of New York Mellon	9/2/2015	USD	4,520	GBP	2,900	(69)
Bank of Montreal	9/3/2015	AUD	224,000	USD	163,353	3,968
Bank of Montreal	9/3/2015	AUD	4,080	USD	3,000	97
The Bank of New York Mellon	9/3/2015	BRL	123,765	USD	35,255	1,164
The Bank of New York Mellon	9/3/2015	BRL	8,561	USD	2,448	90
Bank of Montreal	9/3/2015	CAD	308,000	USD	235,005	893
Bank of Montreal	9/3/2015	CAD	3,922	USD	3,000	19
RBC Capital Markets	9/3/2015	CLP	3,457,000	USD	5,064	77
RBC Capital Markets	9/3/2015	COP	5,243,000	USD	1,779	63
RBC Capital Markets	9/3/2015	IDR	57,515,000	USD	4,170	79
Bank of Montreal	9/3/2015	JPY	5,571,000	USD	44,546	(1,409)
Bank of Montreal	9/3/2015	MXN	66,000	USD	4,042	93
RBC Capital Markets	9/3/2015	MYR	103,000	USD	25,589	1,071
Bank of Montreal	9/3/2015	NZD	5,000	USD	3,264	96
The Bank of New York Mellon	9/3/2015	RUB	1,960,410	USD	30,300	(202)
Bank of Montreal	9/3/2015	SGD	57,000	USD	40,626	236
The Bank of New York Mellon	9/3/2015	THB	557,000	USD	15,706	169
Bank of Montreal	9/3/2015	TWD	195,300	USD	6,000	(3)
RBC Capital Markets	9/3/2015	TWD	1,458,000	USD	45,302	489
Bank of Montreal	9/3/2015	USD	161,691	AUD	228,080	597
Bank of Montreal	9/3/2015	USD	234,439	CAD	311,922	2,654
Bank of Montreal	9/3/2015	USD	45,971	JPY	5,571,000	(17)
Bank of Montreal	9/3/2015	USD	3,933	MXN	66,000	16
Bank of Montreal	9/3/2015	USD	3,166	NZD	5,000	2
Bank of Montreal	9/3/2015	USD	40,417	SGD	57,000	(27)
Bank of Montreal	9/3/2015	USD	6,003	TWD	195,300	—
RBC Capital Markets	9/3/2015	USD	4,993	CLP	3,457,000	(5)
RBC Capital Markets	9/3/2015	USD	1,709	COP	5,243,000	7
RBC Capital Markets	9/3/2015	USD	4,080	IDR	57,515,000	11
RBC Capital Markets	9/3/2015	USD	24,506	MYR	103,000	12
RBC Capital Markets	9/3/2015	USD	44,834	TWD	1,458,000	(21)
The Bank of New York Mellon	9/3/2015	USD	36,331	BRL	132,326	118
The Bank of New York Mellon	9/3/2015	USD	29,396	RUB	1,960,410	1,106
The Bank of New York Mellon	9/3/2015	USD	15,539	THB	557,000	(2)
Bank of Montreal	9/8/2015	USD	77,349	ZAR	1,027,000	(7)
Bank of Montreal	9/8/2015	ZAR	1,027,000	USD	79,944	2,602
Bank of Montreal	10/2/2015	CHF	69,000	USD	71,419	(35)
Bank of Montreal	10/2/2015	DKK	38,000	USD	5,708	(9)
Bank of Montreal	10/2/2015	EUR	445,410	USD	499,291	(759)
Bank of Montreal	10/2/2015	GBP	523,231	USD	804,583	1,819
Bank of Montreal	10/2/2015	HUF	1,333,000	USD	4,763	(9)
Bank of Montreal	10/2/2015	NOK	307,000	USD	36,589	(500)
Bank of Montreal	10/2/2015	SEK	397,000	USD	46,818	(110)
Bank of Montreal	10/2/2015	USD	4,459	GBP	2,900	(10)

RBC Capital Markets	10/2/2015	USD	5,176	CHF	5,000	2
RBC Capital Markets	10/2/2015	USD	38,116	EUR	34,000	55
RBC Capital Markets	10/2/2015	USD	41,520	GBP	27,000	(95)
The Bank of New York Mellon	10/5/2015	AED	48,000	USD	13,065	(1)
The Bank of New York Mellon	10/5/2015	BRL	132,326	USD	35,939	(102)
Bank of Montreal	10/5/2015	CAD	311,922	USD	234,418	(2,654)
RBC Capital Markets	10/5/2015	CLP	3,457,000	USD	4,979	6
RBC Capital Markets	10/5/2015	COP	5,243,000	USD	1,707	(8)
Bank of Montreal	10/5/2015	HKD	1,944,000	USD	250,831	2
RBC Capital Markets	10/5/2015	IDR	57,515,000	USD	4,020	(40)
Bank of Montreal	10/5/2015	JPY	5,571,000	USD	45,995	17
Bank of Montreal	10/5/2015	MXN	66,000	USD	3,923	(17)
RBC Capital Markets	10/5/2015	MYR	103,000	USD	24,556	98
Bank of Montreal	10/5/2015	NZD	5,000	USD	3,158	(2)
The Bank of New York Mellon	10/5/2015	RUB	1,960,410	USD	29,056	(1,124)
Bank of Montreal	10/5/2015	SGD	57,000	USD	40,340	14
The Bank of New York Mellon	10/5/2015	THB	557,000	USD	15,448	(66)
Bank of Montreal	10/5/2015	TWD	195,300	USD	6,003	(2)
RBC Capital Markets	10/5/2015	TWD	1,458,000	USD	44,779	(47)
RBC Capital Markets	10/5/2015	USD	7,515	CAD	10,000	85
RBC Capital Markets	10/5/2015	USD	31,744	HKD	246,000	(3)
Bank of Montreal	10/5/2015	ZAR	1,027,000	USD	76,979	3
Bank of Montreal	10/6/2015	AUD	228,080	USD	161,410	(603)
RBC Capital Markets	10/6/2015	USD	7,785	AUD	11,000	29

Total net unrealized appreciation						$11,058

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AED - Arab Emirates Dirham

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Basic Materials - 11.9%
Alumina Ltd.	7,566	$7,053
BHP Billiton Ltd.	9,917	177,705
Fortescue Metals Group Ltd.	4,664	6,340
Iluka Resources Ltd.	1,255	6,636
Incitec Pivot Ltd.	5,174	12,924
Newcrest Mining Ltd.*	2,367	18,866
Rio Tinto Ltd.	1,308	46,812
South32 Ltd.*	16,439	17,782

		294,118

Communications - 2.8%
Seek Ltd.	1,010	8,870
Telstra Corp. Ltd.	13,213	54,255
TPG Telecom Ltd.	888	5,934

		69,059

Consumer, Cyclical - 2.1%
Aristocrat Leisure Ltd.	1,664	9,994
Crown Resorts Ltd.	1,125	9,159
Flight Centre Travel Group Ltd.	167	4,398
Harvey Norman Holdings Ltd.	1,664	5,139
Qantas Airways Ltd.*	1,648	3,941
Tabcorp Holdings Ltd.	2,561	8,438
Tatts Group Ltd.	4,511	11,814

		52,883

Consumer, Non-cyclical - 16.9%
Brambles Ltd.	4,839	33,886
Coca-Cola Amatil Ltd.	1,769	10,575
Cochlear Ltd.	177	10,761
CSL Ltd.	1,445	94,473
Healthscope Ltd.	3,373	6,385
Ramsay Health Care Ltd.	437	19,424
Sonic Healthcare Ltd.	1,180	17,400
Transurban Group (a)	5,912	40,726
Treasury Wine Estates Ltd.	2,011	8,529
Wesfarmers Ltd.	3,470	100,406
Woolworths Ltd.	3,911	73,478

		416,043

Energy - 4.2%
APA Group (a)	3,441	21,476
Caltex Australia Ltd.	834	18,921
Santos Ltd.	3,099	11,314
Woodside Petroleum Ltd.	2,290	52,573

		104,284

Financial - 52.4%
AMP Ltd.	9,133	38,672
ASX Ltd.	598	16,784
Australia & New Zealand Banking Group Ltd.	8,541	169,764
Bank of Queensland Ltd.	1,145	10,324
Bendigo and Adelaide Bank Ltd.	1,401	10,937
Commonwealth Bank of Australia	5,245	280,243

Dexus Property Group REIT	2,965	15,551
Federation Centres REIT	10,390	20,925
Goodman Group REIT	5,413	23,498
GPT Group REIT	5,489	17,539
Insurance Australia Group Ltd.	7,231	26,090
Macquarie Group Ltd.	927	50,091
Medibank Pvt Ltd.*	8,504	14,101
Mirvac Group REIT	11,418	14,220
National Australia Bank Ltd.	8,075	179,120
Platinum Asset Management Ltd.	700	3,373
QBE Insurance Group Ltd.	4,228	39,717
REA Group Ltd.	158	4,645
Scentre Group REIT	16,440	44,575
Stockland REIT	7,293	20,293
Suncorp Group Ltd.	3,973	36,275
Westfield Corp. REIT	6,096	42,298
Westpac Banking Corp.	9,635	213,244

		1,292,279

Industrial - 6.3%
Amcor Ltd.	3,682	35,950
Asciano Ltd.	3,012	18,198
Aurizon Holdings Ltd.	6,553	23,131
Boral Ltd.	2,345	9,412
CIMIC Group Ltd.	305	5,081
James Hardie Industries PLC CDI	1,389	17,368
Lend Lease Group (a)	1,703	16,894
Orica Ltd.	1,145	12,923
Sydney Airport (a)	3,354	13,724
WorleyParsons Ltd.	624	3,335

		156,016

Technology - 0.4%
Computershare Ltd.	1,460	10,286

Utilities - 2.0%
AGL Energy Ltd.	2,084	25,049
AusNet Services	5,193	4,823
Origin Energy Ltd.	3,427	20,145

		50,017

TOTAL COMMON STOCKS
(Cost $2,567,854)		2,444,985

TOTAL INVESTMENTS - 99.0%
(Cost $2,567,854) (b)		$2,444,985
Other assets and liabilities, net - 1.0%		23,702

NET ASSETS - 100.0%		$2,468,687

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,567,854. The net unrealized depreciation was $122,869 which consisted of aggregate gross unrealized appreciation of $2,478 and aggregate gross unrealized depreciation of $125,347.

CDI - Chess Depositary Interest.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	9/3/2015	AUD	1,682,000	USD	1,234,168	$37,359
RBC Capital Markets	9/3/2015	AUD	1,682,000	USD	1,234,125	37,317
RBC Capital Markets	9/3/2015	AUD	259,163	USD	190,000	5,595
Canadian Imperial Bank of Commerce	9/3/2015	USD	1,234,168	AUD	1,740,839	4,507
RBC Capital Markets	9/3/2015	USD	1,424,125	AUD	2,008,872	5,265
Canadian Imperial Bank of Commerce	10/6/2015	AUD	1,743,864	USD	1,234,168	(4,559)
RBC Capital Markets	10/6/2015	AUD	2,012,389	USD	1,424,125	(5,344)
RBC Capital Markets	10/6/2015	USD	190,375	AUD	269,000	705
RBC Capital Markets	10/6/2015	USD	21,989	AUD	31,000	31

Total net unrealized appreciation						$80,876

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AUD - Australian Dollar

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Australia - 12.0%
Amcor Ltd.	1,244	$12,146
ASX Ltd.	199	5,585
Australia & New Zealand Banking Group Ltd.	2,851	56,667
Bendigo and Adelaide Bank Ltd.	464	3,622
BHP Billiton Ltd.	3,310	59,313
Insurance Australia Group Ltd.	2,413	8,706
Lend Lease Group (a)	567	5,625
Orica Ltd.	384	4,334
Platinum Asset Management Ltd.	238	1,147
Rio Tinto Ltd.	449	16,069
Sonic Healthcare Ltd.	393	5,795
Tatts Group Ltd.	1,490	3,902
Telstra Corp. Ltd.	4,411	18,112
Wesfarmers Ltd.	1,158	33,507
Woodside Petroleum Ltd.	765	17,563
Woolworths Ltd.	1,302	24,461
WorleyParsons Ltd.	212	1,133

		277,687

Austria - 0.2%
OMV AG	152	3,896

Denmark - 0.3%
TDC A/S	837	5,297
Tryg A/S	122	2,398

		7,695

Finland - 2.2%
Elisa OYJ	147	4,899
Fortum OYJ	458	7,457
Metso OYJ	116	2,864
Nokian Renkaat OYJ	116	3,136
Orion OYJ, Class B	104	4,129
Sampo OYJ, Class A	461	22,260
UPM-Kymmene OYJ	550	9,177

		53,922

France - 14.5%
AXA SA	2,014	50,794
Bouygues SA	208	7,922
Casino Guichard-Perrachon SA	58	3,671
CNP Assurances	176	2,716
Eutelsat Communications SA	175	5,277
Rexel SA	301	4,619
Sanofi	1,224	121,102
SCOR SE	158	5,574
Suez Environnement Co.	306	5,523
Total SA	2,206	101,011
Vinci SA	487	31,374

		339,583

Germany - 8.7%
Allianz SE	471	75,183
Axel Springer SE	46	2,786
BASF SE	947	76,321
Hannover Rueck SE	62	6,305
Muenchener Rueckversicherungs-Gesellschaft AG	179	32,902
ProSiebenSat.1 Media SE	226	11,008

		204,505

Hong Kong - 3.4%
BOC Hong Kong (Holdings) Ltd.	3,814	12,894
CLP Holdings Ltd.	1,953	16,166
Hang Seng Bank Ltd.	788	14,021
HKT Trust and HKT Ltd. (a)	2,731	3,161
Li & Fung Ltd.	6,031	3,977
New World Development Co. Ltd.	5,499	5,591
NWS Holdings Ltd.	1,548	1,952
PCCW Ltd.	4,224	2,229
Power Assets Holdings Ltd.	1,430	12,307
Sino Land Co. Ltd.	3,125	4,645
Yue Yuen Industrial (Holdings) Ltd.	764	2,736

		79,679

Italy - 1.2%
Atlantia SpA	426	11,406
Snam SpA	2,165	10,597
Terna Rete Elettrica Nazionale SpA	1,554	7,247

		29,250

Japan - 3.1%
Canon, Inc.	1,100	33,635
Takeda Pharmaceutical Co. Ltd.	800	39,342

		72,977

Luxembourg - 0.4%
SES SA FDR	331	9,834

Macau - 0.4%
Sands China Ltd.	2,494	8,657

Netherlands - 4.7%
Royal Dutch Shell PLC, Class A	2,603	67,703
Royal Dutch Shell PLC, Class B	1,624	42,526

		110,229

New Zealand - 0.3%
Contact Energy Ltd.	753	2,477
Fletcher Building Ltd.	708	3,231
Mighty River Power Ltd.	715	1,255

		6,963

Norway - 2.1%
Gjensidige Forsikring ASA	206	3,061
Orkla ASA	840	6,194
Statoil ASA	1,151	17,239
Telenor ASA	774	15,448
Yara International ASA	185	8,259

		50,201

Portugal - 0.4%
EDP - Energias de Portugal SA	2,386	8,370

Singapore - 2.1%
Keppel Corp. Ltd.	1,500	7,271
Sembcorp Industries Ltd.	1,000	2,424
Sembcorp Marine Ltd.	900	1,524
Singapore Exchange Ltd.	800	4,116
Singapore Press Holdings Ltd.	1,600	4,468
Singapore Technologies Engineering Ltd.	1,600	3,481
Singapore Telecommunications Ltd.	8,300	21,999
StarHub Ltd.	600	1,556
Yangzijiang Shipbuilding Holdings Ltd.	2,000	1,559

		48,398

Spain - 1.8%
Enagas SA	221	6,056
Gas Natural SDG SA	361	7,332
Mapfre SA	1,110	3,276
Red Electrica Corp. SA	111	8,873
Repsol SA	1,094	15,659

		41,196

Sweden - 2.7%
Hennes & Mauritz AB, Class B	979	37,675
Industrivarden AB, Class C	169	3,078
Skanska AB, Class B	392	7,686
TeliaSonera AB	2,678	15,114

		63,553

Switzerland - 4.0%
Swiss Prime Site AG*	68	5,336
Swiss Re AG	363	31,187
Swisscom AG	27	14,594
Zurich Insurance Group AG*	155	42,604

		93,721

United Kingdom - 34.4%
Aberdeen Asset Management PLC	952	4,658
Admiral Group PLC	213	5,066
Amec Foster Wheeler PLC	397	4,913
Anglo American PLC	1,426	16,214
AstraZeneca PLC	1,296	81,934
BAE Systems PLC	3,221	22,351
BHP Billiton PLC	2,157	37,468
British American Tobacco PLC	1,912	102,073
Centrica PLC	5,074	18,936
Direct Line Insurance Group PLC	1,404	7,607
GlaxoSmithKline PLC	4,990	102,644
ICAP PLC	564	3,930
Imperial Tobacco Group PLC	980	47,505
Inmarsat PLC	458	6,894
ITV PLC	3,912	15,019
J Sainsbury PLC	1,369	5,099
Legal & General Group PLC	6,068	23,530
Marks & Spencer Group PLC	1,682	13,460
National Grid PLC	3,818	50,391
Old Mutual PLC	5,030	15,452
Pearson PLC	838	14,569
Persimmon PLC*	313	10,101
Petrofac Ltd.	265	3,627
Rio Tinto PLC	1,300	47,637
Severn Trent PLC	244	7,777
SSE PLC	1,009	22,776
Standard Life PLC	2,001	12,776
Tate & Lyle PLC	476	3,959
Vodafone Group PLC	27,192	94,593

		802,959

TOTAL COMMON STOCKS
(Cost $2,497,677)		2,313,275

TOTAL INVESTMENTS - 98.9%
(Cost $2,497,677) (b)		$2,313,275
Other assets and liabilities, net - 1.1%		24,737

NET ASSETS - 100.0%		$2,338,012

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,497,677. The net unrealized depreciation was $184,402 which consisted of aggregate gross unrealized appreciation of $589 and aggregate gross unrealized depreciation of $184,991.

FDR - Fiduciary Depositary Receipt

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Sector Breakdown† as of 8/31/15

Consumer, Non-cyclical	25.6%
Financial	20.5%
Energy	11.9%
Basic Materials	11.7%
Communications	11.5%
Utilities	8.4%
Industrial	4.6%
Consumer, Cyclical	3.8%
Technology	1.5%
Diversified	0.5%

TOTAL	100.0%

†	As a percent of total investments.

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/2/2015	CHF	48,000	USD	48,588	$(1,068)
RBC Capital Markets	9/2/2015	CHF	48,000	USD	48,595	(1,061)
Bank of Montreal	9/2/2015	DKK	29,000	USD	4,293	(67)
RBC Capital Markets	9/2/2015	DKK	29,000	USD	4,293	(67)
Bank of Montreal	9/2/2015	EUR	335,000	USD	370,044	(5,874)
RBC Capital Markets	9/2/2015	EUR	335,000	USD	370,028	(5,891)
Bank of Montreal	9/2/2015	GBP	318,000	USD	495,334	7,364
RBC Capital Markets	9/2/2015	GBP	318,000	USD	495,313	7,344
Bank of Montreal	9/2/2015	HKD	382,000	USD	49,213	(77)
RBC Capital Markets	9/2/2015	HKD	382,000	USD	49,212	(78)
Bank of Montreal	9/2/2015	NOK	225,000	USD	27,192	(8)
RBC Capital Markets	9/2/2015	NOK	225,000	USD	27,192	(8)
Bank of Montreal	9/2/2015	SEK	287,000	USD	33,158	(742)
RBC Capital Markets	9/2/2015	SEK	287,000	USD	33,158	(742)
Bank of Montreal	9/2/2015	USD	22,000	EUR	19,748	160
Bank of Montreal	9/2/2015	USD	3,000	GBP	1,922	(51)
Bank of Montreal	9/2/2015	USD	4,000	GBP	2,565	(64)
Bank of Montreal	9/2/2015	USD	49,290	HKD	382,000	—
RBC Capital Markets	9/2/2015	USD	49,290	HKD	382,000	—
Bank of Montreal	9/3/2015	AUD	205,000	USD	149,497	3,632
Bank of Montreal	9/3/2015	AUD	9,521	USD	7,000	226
RBC Capital Markets	9/3/2015	AUD	205,000	USD	149,490	3,625
Bank of Montreal	9/3/2015	JPY	4,750,000	USD	37,981	(1,201)
RBC Capital Markets	9/3/2015	JPY	4,750,000	USD	37,979	(1,203)
The Bank of New York Mellon	9/3/2015	JPY	650,200	USD	5,229	(134)
Bank of Montreal	9/3/2015	NZD	5,000	USD	3,264	96
RBC Capital Markets	9/3/2015	NZD	5,000	USD	3,264	96
The Bank of New York Mellon	9/3/2015	NZD	1,300	USD	854	30
Bank of Montreal	9/3/2015	SGD	37,000	USD	26,371	153
RBC Capital Markets	9/3/2015	SGD	37,000	USD	26,374	157
Bank of Montreal	9/3/2015	USD	152,078	AUD	214,521	562
Bank of Montreal	9/3/2015	USD	3,000	JPY	373,251	79
Bank of Montreal	9/3/2015	USD	36,117	JPY	4,376,749	(13)
Bank of Montreal	9/3/2015	USD	3,166	NZD	5,000	2
Bank of Montreal	9/3/2015	USD	26,235	SGD	37,000	(18)
RBC Capital Markets	9/3/2015	USD	145,328	AUD	205,000	537
RBC Capital Markets	9/3/2015	USD	39,197	JPY	4,750,000	(15)
RBC Capital Markets	9/3/2015	USD	3,166	NZD	5,000	2
RBC Capital Markets	9/3/2015	USD	26,237	SGD	37,000	(19)
The Bank of New York Mellon	9/3/2015	USD	5,365	JPY	650,200	(2)
The Bank of New York Mellon	9/3/2015	USD	823	NZD	1,300	1

Bank of Montreal	10/2/2015	CHF	48,000	USD	49,683	(24)
RBC Capital Markets	10/2/2015	CHF	48,000	USD	49,679	(28)
Bank of Montreal	10/2/2015	DKK	29,000	USD	4,356	(7)
RBC Capital Markets	10/2/2015	DKK	29,000	USD	4,356	(7)
Bank of Montreal	10/2/2015	EUR	315,252	USD	353,388	(538)
RBC Capital Markets	10/2/2015	EUR	335,000	USD	375,522	(575)
Bank of Montreal	10/2/2015	GBP	313,513	USD	482,095	1,090
RBC Capital Markets	10/2/2015	GBP	318,000	USD	488,993	1,104
Bank of Montreal	10/2/2015	NOK	225,000	USD	26,816	(366)
RBC Capital Markets	10/2/2015	NOK	225,000	USD	26,815	(367)
Bank of Montreal	10/2/2015	SEK	287,000	USD	33,846	(79)
RBC Capital Markets	10/2/2015	SEK	287,000	USD	33,845	(80)
RBC Capital Markets	10/2/2015	USD	6,211	CHF	6,000	2
RBC Capital Markets	10/2/2015	USD	39,237	EUR	35,000	57
RBC Capital Markets	10/2/2015	USD	47,671	GBP	31,000	(109)
RBC Capital Markets	10/2/2015	USD	4,482	SEK	38,000	10
Bank of Montreal	10/5/2015	HKD	382,000	USD	49,289	—
RBC Capital Markets	10/5/2015	HKD	382,000	USD	49,280	(8)
Bank of Montreal	10/5/2015	JPY	4,376,749	USD	36,135	13
RBC Capital Markets	10/5/2015	JPY	4,750,000	USD	39,217	14
The Bank of New York Mellon	10/5/2015	JPY	650,200	USD	5,368	2
Bank of Montreal	10/5/2015	NZD	5,000	USD	3,158	(2)
RBC Capital Markets	10/5/2015	NZD	5,000	USD	3,158	(2)
The Bank of New York Mellon	10/5/2015	NZD	1,300	USD	821	(1)
Bank of Montreal	10/5/2015	SGD	37,000	USD	26,185	9
RBC Capital Markets	10/5/2015	SGD	37,000	USD	26,175	(1)
RBC Capital Markets	10/5/2015	USD	10,323	HKD	80,000	(1)
Bank of Montreal	10/6/2015	AUD	214,521	USD	151,814	(567)
RBC Capital Markets	10/6/2015	AUD	205,000	USD	145,074	(544)
RBC Capital Markets	10/6/2015	USD	16,277	AUD	23,000	60

Total net unrealized appreciation						$4,718

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 5.1%
Adelaide Brighton Ltd.	838	$2,690
ALS Ltd.	1,082	4,058
Ansell Ltd.	295	4,646
BlueScope Steel Ltd.	1,795	5,506
BWP Trust REIT	710	1,597
carsales.com Ltd.	533	3,698
Challenger Ltd./Australia	805	4,096
Charter Hall Group REIT	337	1,065
Charter Hall Retail REIT	732	2,094
Cromwell Property Group REIT	1,556	1,135
CSR Ltd.	1,540	3,408
Domino’s Pizza Enterprises Ltd.	121	3,414
Downer EDI Ltd.	1,511	3,893
DUET Group (a)	2,705	4,216
DuluxGroup Ltd.	820	3,285
Echo Entertainment Group Ltd.	1,212	4,244
Fairfax Media Ltd.	6,001	3,651
GrainCorp Ltd., Class A	579	3,358
iiNET Ltd.	451	2,834
Investa Office Fund REIT	557	1,526
InvoCare Ltd.	372	3,071
IOOF Holdings Ltd.	337	2,149
IRESS Ltd.	467	3,144
JB Hi-Fi Ltd.	245	3,313
Liquefied Natural Gas Ltd.*	1,532	3,042
M2 Group Ltd.	305	1,988
Macquarie Atlas Roads Group (a)	1,105	2,689
Magellan Financial Group Ltd.	162	2,209
Orora Ltd.	1,806	2,943
Perpetual Ltd.	83	2,548
Primary Health Care Ltd.	1,718	5,062
Qube Holdings Ltd.	1,928	3,019
Recall Holdings Ltd.	694	3,457
Shopping Centres Australasia Property Group REIT	1,508	2,114
Sirtex Medical Ltd.	134	3,308
Spark Infrastructure Group (a)	2,626	3,719
Spotless Group Holdings Ltd.	2,233	3,162
Super Retail Group Ltd.	488	3,063
Veda Group Ltd.	2,084	3,100

		121,514

Austria - 1.0%
ams AG	118	4,388
BUWOG AG*	101	2,138
CA Immobilien Anlagen AG*	159	2,961
Immofinanz AG*	1,609	4,010

Mayr Melnhof Karton AG	19	2,236
Oesterreichische Post AG	70	2,697
UNIQA Insurance Group AG	263	2,198
Wienerberger AG	219	3,900

		24,528

Belgium - 1.8%
Ackermans & van Haaren NV	16	2,374
Befimmo SA REIT	51	3,148
Bekaert SA	90	2,613
bpost SA	116	2,830
Cofinimmo SA/NV REIT	34	3,570
Compagnie d’Entreprises CFE SA	16	2,011
D’ieteren SA	60	2,217
Elia System Operator SA/NV	98	4,435
Euronav NV	202	2,699
Galapagos NV*	53	3,211
KBC Ancora	58	2,326
Melexis NV	55	2,741
Ontex Group NV	137	4,286
Tessenderlo Chemie NV*	55	1,946
Warehouses De Pauw Comm. VA REIT	34	2,713

		43,120

Bermuda - 0.2%
Hiscox Ltd.	392	5,414

Canada - 0.0%
Entertainment One Ltd.	80	370

China - 0.1%
FIH Mobile Ltd.	7,326	3,261

Denmark - 2.0%
Bavarian Nordic A/S*	53	2,398
Chr Hansen Holding A/S	102	5,136
FlSmidth & Co. A/S	88	3,331
Genmab A/S*	64	5,749
GN Store Nord A/S	246	4,394
Jyske Bank A/S*	96	5,366
NKT Holding A/S	51	2,762
Rockwool International A/S, Class B	19	2,588
Royal Unibrew A/S	105	3,489
SimCorp A/S	72	3,453
Spar Nord Bank A/S	231	2,744
Sydbank A/S	93	3,540
Topdanmark A/S*	112	3,119

		48,069

Faroe Islands - 0.2%
Bakkafrost P/F	126	3,838

Finland - 1.5%
Amer Sports OYJ	109	2,988
Cargotec OYJ, Class B	81	2,569
Caverion Corp.	238	2,484
Citycon OYJ*	810	2,033
Huhtamaki OYJ	123	4,004
Kemira OYJ	212	2,524
Kesko OYJ, Class B	98	3,527
Konecranes OYJ	104	3,283
Metsa Board OYJ	310	1,906
Outokumpu OYJ*	565	2,433
Outotec OYJ	444	2,583
Tieto OYJ	103	2,646
Valmet OYJ	274	2,761

		35,741

France - 3.7%
Alten SA	59	2,813
Altran Technologies SA	251	2,818
DBV Technologies SA*	35	2,879
Eiffage SA	61	3,912
Elior, 144A	88	1,789
Elis SA	155	2,463
Euler Hermes Group	9	929
Faurecia	96	3,465
Gaztransport Et Technigaz SA	77	4,001
Havas SA	211	1,783
Ingenico Group	21	2,602
Ipsen SA	50	3,354
Korian SA	72	2,524
Mercialys SA REIT	120	2,700
Metropole Television SA	126	2,437
Neopost SA	84	2,901
Nexans SA*	64	2,504
Nexity SA	48	2,146
Orpea	38	2,932
Plastic Omnium SA	121	3,134
Rubis SCA	56	3,974
Saft Groupe SA	85	3,108
SEB SA	31	2,886
Societe Television Francaise 1	189	3,039
Sopra Steria Group	30	3,157
Technicolor SA	534	3,967
Teleperformance	80	5,634
Ubisoft Entertainment SA*	178	3,335
Vicat	32	2,151
Virbac SA	10	2,299

		87,636

Georgia - 0.1%
Bank of Georgia Holdings PLC	115	3,076

Germany - 5.0%
Aareal Bank AG	124	4,617
alstria office REIT-AG*	184	2,462
Aurelius AG	62	3,005
Aurubis AG	42	2,790
Bechtle AG	31	2,690
Bilfinger SE	72	2,894
CTS Eventim AG & Co. KGaA	44	1,539
Deutsche Euroshop AG	58	2,582
Dialog Semiconductor PLC*	96	4,607
DMG Mori SEIKI AG	75	2,873
Drillisch AG	84	3,800
Duerr AG	46	3,562
Freenet AG	160	5,094
Gerresheimer AG	57	4,134
Indus Holding AG	72	3,375
KION Group AG*	93	4,139
Krones AG	16	1,714
KUKA AG	31	2,471
LEG Immobilien AG*	47	3,527
Leoni AG	62	3,766
MorphoSys AG*	47	3,324
MTU Aero Engines AG	58	5,199
Nordex SE*	118	3,404
Norma Group SE	75	3,698
Rational AG	4	1,645
Rheinmetall AG	71	4,384
Rhoen-Klinikum AG	121	3,244
Salzgitter AG	63	1,964
Software AG	106	2,933
STADA Arzneimittel AG	108	3,719
Suedzucker AG	178	2,597
TAG Immobilien AG	205	2,344
TLG Immobilien AG	169	3,206
Wacker Chemie AG	23	1,985
Wincor Nixdorf AG	71	3,027
Wirecard AG	155	6,456

		118,770

Gibraltar - 0.1%
Bwin Party Digital Entertainment PLC	1,391	2,484

Hong Kong - 2.0%
Brightoil Petroleum Holdings Ltd.*	8,358	2,750
Cafe de Coral Holdings Ltd.	1,225	3,896
Champion REIT	3,952	1,984
Dah Sing Financial Holdings Ltd.	506	2,762
Esprit Holdings Ltd.	5,188	4,351
Global Brands Group Holding Ltd.*	14,445	2,740
Hopewell Holdings Ltd.	1,196	4,082
Johnson Electric Holdings Ltd.	1,027	3,558
Melco International Development Ltd.	2,176	3,380
Orient Overseas International Ltd.	643	3,190

Pacific Textiles Holdings Ltd.	1,975	2,829
Television Broadcasts Ltd.	741	2,782
Value Partners Group Ltd.	2,010	1,813
VTech Holdings Ltd.	347	4,014
Xinyi Glass Holdings Ltd.	6,975	3,132

		47,263

Ireland - 2.1%
Beazley PLC	582	2,989
C&C Group PLC	752	2,996
DCC PLC	101	7,531
Glanbia PLC	220	4,412
Grafton Group PLC	292	3,356
Greencore Group PLC	759	3,463
Hibernia REIT PLC	2,254	3,351
Kingspan Group PLC	144	3,539
Paddy Power PLC	53	5,828
Smurfit Kappa Group PLC	289	8,550
UDG Healthcare PLC	355	2,748

		48,763

Isle of Man - 0.3%
Optimal Payments PLC*	758	3,699
Playtech PLC	317	4,171

		7,870

Israel - 0.7%
Elbit Systems Ltd.	69	5,303
Frutarom Industries Ltd.	80	3,037
Gazit-Globe Ltd.	340	3,495
Israel Discount Bank Ltd., Class A*	3,122	5,784

		17,619

Italy - 4.3%
A2A SpA	2,499	3,068
Anima Holding SpA, 144A	322	3,055
Ansaldo STS SpA	299	3,182
Autogrill SpA*	303	2,627
Azimut Holding SpA	205	4,523
Banca Carige SpA*	1,469	2,731
Banca Generali SpA	76	2,279
Banca Popolare dell’Emilia Romagna SC	717	6,147
Banca Popolare di Milano Scarl	5,755	6,113
Banca Popolare di Sondrio Scarl	792	3,914
Brembo SpA	64	2,658
Buzzi Unicem SpA	135	2,301
Credito Valtellinese SC*	2,515	3,491
Davide Campari-Milano SpA	550	4,110
De’ Longhi	91	2,253
DiaSorin SpA	35	1,612
Ei Towers SpA	29	1,777
Hera SpA	1,553	3,973
Interpump Group SpA	181	2,466
Italcementi SpA	316	3,535
Mediaset SpA	999	4,789

Mediolanum SpA	261	2,062
Moncler SpA	177	3,204
Recordati SpA	118	2,811
Salini Impregilo SpA	642	2,684
Salvatore Ferragamo SpA	93	2,515
Societa Cattolica DI Assicurazioni Scrl	381	2,700
Sorin SpA*	943	2,963
Tod’s SpA	28	2,562
Unipol Gruppo Finanziario SpA	729	3,439
World Duty Free SpA*	297	3,410
Yoox SpA*	106	3,350

		102,304

Japan - 30.1%
ADEKA Corp.	300	3,776
Advance Residence Investment Corp. REIT	1	2,083
AEON REIT Investment Corp.	4	4,484
Aica Kogyo Co. Ltd.	200	4,264
AIFUL Corp.*	1,000	3,869
Alps Electric Co. Ltd.	100	3,139
Anritsu Corp.	700	4,671
Aoyama Trading Co. Ltd.	100	3,736
Asahi Intecc Co. Ltd.	100	4,054
AUTOBACS SEVEN Co. Ltd.	200	3,680
Awa Bank Ltd. (The)	1,000	5,708
Azbil Corp.	200	5,089
Calsonic Kansei Corp.	1,000	6,995
Capcom Co. Ltd.	200	4,702
Century Tokyo Leasing Corp.	100	3,089
Coca-Cola East Japan Co. Ltd.	200	3,619
Coca-Cola West Co. Ltd.	200	4,116
COMSYS Holdings Corp.	300	3,737
COOKPAD, Inc.	100	2,076
CyberAgent, Inc.	100	3,967
Daido Steel Co. Ltd.	1,000	3,712
Daifuku Co. Ltd.	200	2,918
DAIICHIKOSHO Co. Ltd.	100	3,790
Daishi Bank Ltd. (The)	1,000	4,281
Daiwa House REIT Investment Corp.	1	3,646
Daiwa House Residential Investment Corp. REIT	1	1,866
Daiwa Office Investment Corp. REIT	1	4,702
DeNA Co. Ltd.	200	3,656
DENKI KAGAKU KOGYO KK	1,000	4,265
DIC Corp.	2,000	4,834
DMG MORI Co. Ltd.	300	4,313
EBARA Corp.	1,000	3,992
EZAKI GLICO Co. Ltd.	100	5,015
Frontier Real Estate Investment Corp. REIT	1	4,013
Fujikura Ltd.	1,000	4,957
Fukuoka REIT Corp.	2	3,113
Furukawa Electric Co. Ltd.	3,000	4,850
GLORY Ltd.	200	5,230
GLP J-Reit REIT	1	937
GMO Internet, Inc.	200	2,854
GS Yuasa Corp.	1,000	3,736

H.I.S. Co. Ltd.	100	3,427
H2O RETAILING Corp.	200	3,989
HASEKO Corp.	500	5,885
Hazama Ando Corp.	600	3,935
Heiwa Corp.	200	3,938
Higo Bank Ltd. (The)	1,000	5,749
Hitachi Capital Corp.	100	2,409
Hokkaido Electric Power Co., Inc.*	400	4,395
Hokkoku Bank Ltd. (The)	1,000	3,835
HORIBA Ltd.	100	3,526
Hoshizaki Electric Co. Ltd.	100	6,409
House Foods Group, Inc.	100	1,831
Hyakugo Bank Ltd. (The)	1,000	4,825
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,157
Invincible Investment Corp. REIT	5	2,842
IT Holdings Corp.	200	4,690
ITO EN Ltd.	100	2,366
Iwatani Corp.	1,000	5,988
Izumi Co. Ltd.	100	4,289
JAFCO Co. Ltd.	100	4,372
Japan Excellent, Inc. REIT	3	3,244
Japan Hotel REIT Investment Corp. REIT	3	1,856
Japan Logistics Fund, Inc. REIT	1	1,811
Japan Petroleum Exploration Co. Ltd.	200	5,889
Japan Rental Housing Investments, Inc. REIT	6	3,840
Japan Steel Works Ltd. (The)	1,000	3,324
Juroku Bank Ltd. (The)	1,000	4,091
Kagome Co. Ltd.	200	3,385
KAGOSHIMA BANK Ltd. (The)	1,000	6,368
Kawasaki Kisen Kaisha Ltd.	2,000	4,454
Keiyo Bank Ltd. (The)	1,000	5,262
Kenedix Office Investment Corp. REIT	1	4,471
Kewpie Corp.	100	2,207
KINDEN Corp.	300	3,771
Kiyo Bank Ltd. (The)	300	4,600
K’S HOLDINGS Corp.	100	3,192
Kumagai Gumi Co. Ltd.	1,000	3,266
Laox Co. Ltd.*	1,000	3,464
Leopalace21 Corp.*	900	4,380
LINTEC Corp.	100	2,308
Maeda Corp.	1,000	8,026
Matsui Securities Co. Ltd.	300	2,608
Matsumotokiyoshi Holdings Co. Ltd.	100	4,809
MEITEC Corp.	100	3,856
MISUMI Group, Inc.	400	4,642
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	6,236
Mitsui Mining & Smelting Co. Ltd.	2,000	4,108
MonotaRO Co. Ltd.	100	5,065
Mori Hills REIT Investment Corp.	2	2,306
MORI TRUST Sogo REIT, Inc.	1	1,728
Musashino Bank Ltd. (The)	100	3,518
NAGASE & Co. Ltd.	300	3,628
Nankai Electric Railway Co. Ltd.	1,000	5,163
Nichi-iko Pharmaceutical Co. Ltd.	100	3,019
Nichirei Corp.	1,000	6,120

Nifco, Inc.	100	3,910
Nihon Kohden Corp.	300	5,991
Nihon M&A Center, Inc.	100	4,083
Nippon Accommodations Fund, Inc. REIT	1	3,336
Nippon Kayaku Co. Ltd.	1,000	10,253
Nippon Konpo Unyu Soko Co. Ltd.	300	5,310
Nippon Paper Industries Co. Ltd.	300	4,917
Nipro Corp.	400	4,576
Nishimatsu Construction Co. Ltd.	1,000	4,495
Nishi-Nippon City Bank Ltd. (The)	1,000	2,780
Nishi-Nippon Railroad Co. Ltd.	1,000	5,073
Nissan Chemical Industries Ltd.	100	2,305
NISSAN SHATAI Co. Ltd.	300	3,521
Nisshinbo Holdings, Inc.	200	2,409
Nomura Real Estate Master Fund, Inc. REIT	1	1,080
Nomura Real Estate Office Fund, Inc. REIT	1	3,947
North Pacific Bank Ltd.	800	3,220
NTN Corp.	1,000	5,213
OBIC Co. Ltd.	100	4,463
Ogaki Kyoritsu Bank Ltd. (The)	1,000	3,547
OKASAN SECURITIES GROUP, Inc.	1,000	6,186
Oki Electric Industry Co. Ltd.	3,000	5,246
OSG Corp.	100	2,028
Penta-Ocean Construction Co. Ltd.	800	3,854
Pigeon Corp.	200	5,304
PILOT Corp.	100	4,858
Premier Investment Corp. REIT	1	5,015
Resorttrust, Inc.	100	2,664
ROHTO Pharmaceutical Co. Ltd.	200	3,459
Sangetsu Co. Ltd.	200	3,488
Sankyu, Inc.	1,000	5,032
Sanwa Holdings Corp.	500	3,815
SAPPORO HOLDINGS Ltd.	1,000	3,901
Sawai Pharmaceutical Co. Ltd.	100	6,318
SCREEN Holdings Co. Ltd.	1,000	4,801
SCSK Corp.	100	3,617
Seino Holdings Co. Ltd.	400	4,444
Sekisui House SI Residential Investment Corp. REIT	4	3,527
Senshu Ikeda Holdings, Inc.	1,300	5,705
Shiga Bank Ltd. (The)	1,000	5,114
Shimachu Co. Ltd.	200	4,885
Ship Healthcare Holdings, Inc.	200	4,398
Showa Denko KK	4,000	4,586
SOHGO SECURITY SERVICES Co. Ltd.	100	4,371
Sojitz Corp.	2,400	5,088
SQUARE ENIX HOLDINGS Co. Ltd.	200	5,221
Start Today Co. Ltd.	100	3,052
Sugi Holdings Co. Ltd.	100	4,834
Sumco Corp.	400	3,685
Sumitomo Forestry Co. Ltd.	500	5,609
Sumitomo Mitsui Construction Co. Ltd.	2,700	3,563
Sumitomo Osaka Cement Co. Ltd.	1,000	3,885
Sundrug Co. Ltd.	100	5,625
Taiyo Yuden Co. Ltd.	300	3,667
Takara Holdings, Inc.	500	3,370

Temp Holdings Co. Ltd.	100	4,471
Toda Corp.	1,000	5,098
TOHO HOLDINGS Co. Ltd.	200	4,402
TOKAI RIKA Co. Ltd.	200	4,258
Tokai Tokyo Financial Holdings, Inc.	500	3,341
TOKYO OHKA KOGYO Co. Ltd.	100	2,817
TOKYU REIT, Inc.	4	4,685
Topcon Corp.	200	3,181
TOSOH Corp.	1,000	4,726
Toyo Tire & Rubber Co. Ltd.	200	4,477
TOYOBO Co. Ltd.	3,000	4,306
TOYOTA BOSHOKU Corp.	100	1,668
TS TECH Co. Ltd.	200	5,370
Tsubakimoto Chain Co.	1,000	7,712
TSUMURA & Co.	200	4,452
Ube Industries Ltd.	2,000	3,464
UNY Group Holdings Co. Ltd.	600	3,732
USHIO, Inc.	300	3,514
Valor Co. Ltd.	100	2,813
Wacoal Holdings Corp.	100	1,286
Zenkoku Hosho Co. Ltd.	100	3,609
ZEON Corp.	1,000	8,314

		714,746

Jersey Island - 0.3%
Centamin PLC	2,567	2,365
Phoenix Group Holdings	299	3,870

		6,235

Jordan - 0.3%
Hikma Pharmaceuticals PLC	203	7,087

Luxembourg - 0.6%
APERAM SA*	78	2,638
Eurofins Scientific SE	13	4,360
Grand City Properties SA	141	2,494
Regus PLC	895	3,925

		13,417

Malta - 0.2%
Unibet Group PLC SDR	45	3,551

Netherlands - 2.0%
Aalberts Industries NV	129	4,011
Arcadis NV	143	3,595
ASM International NV	76	2,867
Corbion NV	135	2,969
Eurocommercial Properties NV	74	3,284
Euronext NV, 144A	90	4,119
Fugro NV*	169	3,533
IMCD Group NV	89	3,316
Koninklijke BAM Groep NV*	496	2,748
PostNL NV*	896	3,386

SBM Offshore NV*	332	3,968
TKH Group NV	44	1,708
TomTom NV*	181	1,818
USG People NV	150	2,218
Wereldhave NV REIT	52	2,978

		46,518

New Zealand - 1.0%
Air New Zealand Ltd.	1,670	2,614
Fisher & Paykel Healthcare Corp. Ltd.	781	3,588
Infratil Ltd.	1,737	3,303
Kiwi Property Group Ltd.	6,493	5,391
SKY Network Television Ltd.	1,022	3,284
SKYCITY Entertainment Group Ltd.	1,820	4,476

		22,656

Norway - 1.1%
Marine Harvest ASA	559	6,744
Norwegian Air Shuttle ASA*	64	2,878
Schibsted ASA, Class A	136	4,440
Schibsted ASA, Class B*	145	4,522
Storebrand ASA*	1,038	3,567
TGS Nopec Geophysical Co ASA	259	5,009

		27,160

Portugal - 0.4%
CTT-Correios de Portugal SA	367	3,803
NOS SGPS SA	274	2,215
Sonae SGPS SA	1,836	2,341

		8,359

Singapore - 1.8%
Keppel REIT	10,000	6,945
Mapletree Commercial Trust REIT	5,700	5,332
Mapletree Greater China Commercial Trust REIT	9,700	6,531
Mapletree Industrial Trust REIT	4,800	5,222
Mapletree Logistics Trust REIT	6,500	4,515
SATS Ltd.	1,400	3,532
Singapore Post Ltd.	2,900	3,658
Venture Corp. Ltd.	1,100	6,244

		41,979

South Africa - 0.1%
Petra Diamonds Ltd.*	1,005	1,928

Spain - 2.6%
Acciona SA	43	3,204
Acerinox SA	250	2,888
Almirall SA	100	1,962
Applus Services SA	272	2,757
Atresmedia Corp. de Medios de Comunicacion SA	100	1,484
Bolsas y Mercados Espanoles SHMSF SA	111	4,328
Ebro Foods SA	166	3,359
Fomento de Construcciones y Contratas SA*	321	2,948

Gamesa Corp. Tecnologica SA	332	5,003
Grupo Catalana Occidente SA	39	1,237
Hispania Activos Inmobiliarios SA*	152	2,303
Indra Sistemas SA*	256	3,039
Inmobiliaria Colonial SA*	4,033	2,838
Mediaset Espana Comunicacion SA	253	3,022
Melia Hotels International SA	146	2,085
Merlin Properties Socimi SA REIT*	281	3,257
NH Hotel Group SA*	356	2,004
Prosegur Compania de Seguridad SA	542	2,652
Sacyr SA*	849	2,601
Tecnicas Reunidas SA	94	4,527
Viscofan SA	83	4,843

		62,341

Sweden - 3.9%
AAK AB	58	3,850
Axfood AB	90	1,524
Betsson AB*	151	2,672
BillerudKorsnas AB	222	3,396
Castellum AB	197	2,790
Com Hem Holding AB	266	2,254
Fabege AB	111	1,572
Fastighets AB Balder, Class B*	108	1,893
Fingerprint Cards AB, Class B*	95	2,519
Hemfosa Fastigheter AB	199	2,186
Hexpol AB	334	3,348
Holmen AB, Class B	91	2,563
Hufvudstaden AB, Class A	147	1,891
Indutrade AB	57	2,725
Intrum Justitia AB	123	4,222
JM AB	135	3,546
Kungsleden AB	338	2,266
L E Lundbergforetagen AB, Class B	37	1,783
Loomis AB, Class B	117	2,974
Meda AB, Class A	360	5,524
Modern Times Group MTG AB, Class B	126	3,419
NCC AB, Class B	117	3,415
NetEnt AB*	42	1,907
Nibe Industrier AB, Class B	139	4,198
Nobia AB	173	2,031
Peab AB	308	2,190
Ratos AB, Class B	463	2,863
Saab AB, Class B	131	3,348
SSAB AB, Class A*	437	1,835
Swedish Orphan Biovitrum AB*	244	3,113
Trelleborg AB, Class B	274	4,476
Wallenstam AB, Class B	265	2,019
Wihlborgs Fastigheter AB	144	2,513

		92,825

Switzerland - 4.4%
Allreal Holding AG*	23	3,112
Basilea Pharmaceutica*	22	2,294
Bucher Industries AG	18	4,091

Burckhardt Compression Holding AG	8	2,770
Cembra Money Bank AG*	72	4,413
Clariant AG*	367	6,625
dorma+kaba Holding AG*	5	3,310
Flughafen Zuerich AG	5	3,980
Forbo Holding AG*	2	2,162
Galenica AG	6	7,722
GAM Holding AG*	266	4,912
Georg Fischer AG	8	4,808
Helvetia Holding AG	4	2,106
Kuoni Reisen Holding AG*	12	2,513
Leonteq AG*	13	3,000
Logitech International SA	283	3,762
Mobimo Holding AG*	16	3,309
OC Oerlikon Corp. AG*	370	4,019
Panalpina Welttransport Holding AG	27	3,399
PSP Swiss Property AG*	53	4,589
SFS Group AG*	42	2,789
Straumann Holding AG	16	4,796
Sunrise Communications Group AG, 144A*	59	3,833
Tecan Group AG	24	3,091
Temenos Group AG*	106	3,761
U-Blox AG*	14	2,737
Valiant Holding AG	39	4,402
Vontobel Holding AG	51	2,685

		104,990

United Arab Emirates - 0.1%
Al Noor Hospitals Group PLC	171	2,233

United Kingdom - 20.1%
AA PLC*	747	3,812
Abcam PLC	295	2,619
Alent PLC	362	2,650
Allied Minds PLC*	324	2,418
Amlin PLC	646	5,115
Ashmore Group PLC	762	3,072
ASOS PLC*	84	3,859
AVEVA Group PLC	109	3,621
Balfour Beatty PLC	1,087	4,545
BBA Aviation PLC	822	3,676
Bellway PLC	154	5,882
Berendsen PLC	246	3,767
Berkeley Group Holdings PLC	159	8,227
Betfair Group PLC	68	3,381
Big Yellow Group PLC REIT	218	2,255
Bodycote PLC	385	3,787
Booker Group PLC	2,179	5,647
Bovis Homes Group PLC	198	3,351
Brewin Dolphin Holdings PLC	640	2,783
Britvic PLC	426	4,377
BTG PLC*	543	5,258
Cable & Wireless Communications PLC	3,971	3,656
Cairn Energy PLC*	1,167	2,715

Capital & Counties Properties PLC	623	4,240
Card Factory PLC	512	3,056
Carillion PLC	686	3,593
Cineworld Group PLC	189	1,711
Clinigen Group PLC	177	1,928
Close Brothers Group PLC	189	4,324
Countrywide PLC	408	3,271
Crest Nicholson Holdings PLC	362	3,072
Daily Mail & General Trust PLC, Class A	384	4,838
Dairy Crest Group PLC	331	2,977
Debenhams PLC	2,351	2,731
Derwent London PLC REIT	63	3,489
Dignity PLC	30	1,115
Diploma PLC	225	2,507
Domino’s Pizza Group PLC	207	2,749
Drax Group PLC	814	3,655
DS Smith PLC	1,134	6,868
Dunelm Group PLC	145	2,073
Electrocomponents PLC	928	2,613
Elementis PLC	887	3,231
Essentra PLC	362	4,736
esure Group PLC	623	2,355
Firstgroup PLC*	2,027	3,391
Galliford Try PLC	120	3,206
Genus PLC	115	2,430
Go-Ahead Group PLC	82	3,185
Grainger PLC	828	2,992
Great Portland Estates PLC REIT	198	2,517
Greene King PLC	290	3,654
Greggs PLC	91	1,592
GW Pharmaceuticals PLC*	351	3,210
Halfords Group PLC	403	3,222
Halma PLC	352	4,078
Hansteen Holdings PLC REIT	1,269	2,239
Hays PLC	1,911	4,683
HellermannTyton Group PLC	430	3,134
Henderson Group PLC	1,585	6,309
Home Retail Group PLC	1,420	3,314
HomeServe PLC	447	2,887
Howden Joinery Group PLC	761	5,624
IG Group Holdings PLC	302	3,360
Imagination Technologies Group PLC*	613	2,305
Inchcape PLC	541	6,064
Indivior PLC*	1,073	3,680
Informa PLC	637	5,660
Intermediate Capital Group PLC	442	3,622
International Personal Finance PLC	605	3,691
Interserve PLC	318	2,852
J D Wetherspoon PLC	178	2,054
John Wood Group PLC	640	6,271
Jupiter Fund Management PLC	575	3,938
Just Eat PLC*	421	2,546
Keller Group PLC	173	2,608
Kier Group PLC	152	3,496
Ladbrokes PLC	1,950	2,992

Laird PLC	423	2,474
Lancashire Holdings Ltd.	242	2,421
LondonMetric Property PLC REIT	876	2,182
Man Group PLC	2,333	5,767
Marston’s PLC	604	1,407
Michael Page International PLC	431	3,353
Micro Focus International PLC	149	2,984
Mitchells & Butlers PLC*	395	2,194
Mitie Group PLC	607	2,764
Moneysupermarket.com Group PLC	538	2,668
Morgan Advanced Materials PLC	622	3,197
National Express Group PLC	626	2,843
Northgate PLC	354	2,714
Ocado Group PLC*	745	3,919
Ophir Energy PLC*	1,002	1,489
Pace PLC	545	2,852
Paragon Group of Cos. PLC (The)	588	3,715
Pennon Group PLC	451	5,332
Pets at Home Group PLC	381	1,756
Poundland Group PLC	463	2,451
Provident Financial PLC	118	5,342
QinetiQ Group PLC	962	3,438
Quintain Estates & Development PLC*	1,315	2,623
Redrow PLC	349	2,581
Renishaw PLC	65	2,160
Rentokil Initial PLC	2,189	4,981
Restaurant Group PLC (The)	276	2,823
Rightmove PLC	128	7,309
Rotork PLC	1,422	4,563
RPC Group PLC	325	3,274
Safestore Holdings PLC REIT	492	2,208
Savills PLC	145	2,009
Senior PLC	782	3,430
Serco Group PLC	2,003	3,473
Shaftesbury PLC REIT	116	1,602
SIG PLC	1,123	3,236
Spectris PLC	168	4,702
Spirax-Sarco Engineering PLC	72	3,485
Spire Healthcare Group PLC, 144A	435	2,376
SSP Group PLC	471	2,132
St James’s Place PLC	705	9,904
St. Modwen Properties PLC	357	2,447
Stagecoach Group PLC	570	3,174
SuperGroup PLC*	95	2,139
SVG Capital PLC*	429	3,064
Synergy Health PLC*	105	2,618
Synthomer PLC	486	2,564
TalkTalk Telecom Group PLC	719	3,320
Ted Baker PLC	43	2,023
Telecity Group PLC	250	4,170
Telecom Plus PLC	167	2,855
Thomas Cook Group PLC*	2,264	3,724
Tullett Prebon PLC	474	2,744
UBM PLC	511	3,862
Ultra Electronics Holdings PLC	109	2,939

UNITE Group PLC (The)	237	2,360
Vectura Group PLC*	851	2,246
Vesuvius PLC	506	3,096
Victrex PLC	129	3,555
Virgin Money Holdings (UK) PLC	330	2,150
WH Smith PLC	158	3,637
Workspace Group PLC REIT	79	1,088
WS Atkins PLC	148	3,334

		477,653

United States - 0.2%
Sims Metal Management Ltd.	519	4,240

TOTAL COMMON STOCKS
(Cost $2,473,519)		2,359,558

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Jungheinrich AG	46	3,217
Sartorius AG	13	2,866

TOTAL PREFERRED STOCKS
(Cost $6,197)		6,083

TOTAL INVESTMENTS - 99.6%
(Cost $2,479,716) (b)		$2,365,641
Other assets and liabilities, net - 0.4%		8,462

NET ASSETS - 100.0%		$2,374,103

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,479,716. The net unrealized depreciation was $114,075 which consisted of aggregate gross unrealized appreciation of $11,702 and aggregate gross unrealized depreciation of $125,777.

REIT - Real Estate Investment Trust.

SDR - Swedish Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Sector Breakdown† as of 8/31/15

Financial	24.3%
Industrial	21.0%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	14.7%
Communications	6.9%
Basic Materials	6.7%
Technology	4.6%
Energy	1.9%
Utilities	1.5%
Diversified	0.7%

TOTAL	100.0%

†	As a percent of total investments.

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	9/2/2015	CHF	56,000	USD	57,336	$(596)
RBC Capital Markets	9/2/2015	CHF	56,000	USD	57,332	(600)
Canadian Imperial Bank of Commerce	9/2/2015	DKK	166,000	USD	24,540	(418)
RBC Capital Markets	9/2/2015	DKK	166,000	USD	24,538	(420)
The Bank of New York Mellon	9/2/2015	DKK	5,000	USD	746	(6)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	264,000	USD	291,258	(4,988)
RBC Capital Markets	9/2/2015	EUR	264,000	USD	291,238	(5,009)
RBC Capital Markets	9/2/2015	EUR	5,336	USD	6,000	12
The Bank of New York Mellon	9/2/2015	EUR	2,000	USD	2,247	2
Canadian Imperial Bank of Commerce	9/2/2015	GBP	178,000	USD	278,793	5,652
RBC Capital Markets	9/2/2015	GBP	178,000	USD	278,780	5,640
The Bank of New York Mellon	9/2/2015	GBP	1,400	USD	2,195	46
Canadian Imperial Bank of Commerce	9/2/2015	HKD	218,000	USD	28,111	(18)
RBC Capital Markets	9/2/2015	HKD	218,000	USD	28,111	(18)
Canadian Imperial Bank of Commerce	9/2/2015	ILS	37,000	USD	9,605	177
RBC Capital Markets	9/2/2015	ILS	37,000	USD	9,604	176
Canadian Imperial Bank of Commerce	9/2/2015	NOK	131,000	USD	15,817	(19)
RBC Capital Markets	9/2/2015	NOK	131,000	USD	15,816	(20)
Canadian Imperial Bank of Commerce	9/2/2015	SEK	427,000	USD	49,972	(465)
RBC Capital Markets	9/2/2015	SEK	427,000	USD	49,968	(469)
The Bank of New York Mellon	9/2/2015	SEK	1,500	USD	176	(1)
Canadian Imperial Bank of Commerce	9/2/2015	USD	28,129	HKD	218,000	—
RBC Capital Markets	9/2/2015	USD	5,000	GBP	3,186	(110)
RBC Capital Markets	9/2/2015	USD	28,129	HKD	218,000	—
Canadian Imperial Bank of Commerce	9/3/2015	AUD	89,000	USD	65,304	1,977
RBC Capital Markets	9/3/2015	AUD	89,000	USD	65,302	1,975
RBC Capital Markets	9/3/2015	AUD	8,184	USD	6,000	177
Canadian Imperial Bank of Commerce	9/3/2015	JPY	47,903,000	USD	385,196	(9,949)
RBC Capital Markets	9/3/2015	JPY	47,903,000	USD	385,173	(9,972)
The Bank of New York Mellon	9/3/2015	JPY	63,800	USD	517	(9)
Canadian Imperial Bank of Commerce	9/3/2015	NZD	19,000	USD	12,504	465
RBC Capital Markets	9/3/2015	NZD	19,000	USD	12,505	466
Canadian Imperial Bank of Commerce	9/3/2015	SGD	31,000	USD	22,067	101
RBC Capital Markets	9/3/2015	SGD	31,000	USD	22,060	93
Canadian Imperial Bank of Commerce	9/3/2015	USD	63,097	AUD	89,000	230
Canadian Imperial Bank of Commerce	9/3/2015	USD	395,288	JPY	47,903,000	(143)
Canadian Imperial Bank of Commerce	9/3/2015	USD	12,032	NZD	19,000	8
Canadian Imperial Bank of Commerce	9/3/2015	USD	21,981	SGD	31,000	(15)
RBC Capital Markets	9/3/2015	USD	68,896	AUD	97,184	255
RBC Capital Markets	9/3/2015	USD	14,000	JPY	1,727,326	248
RBC Capital Markets	9/3/2015	USD	4,000	JPY	475,644	(77)
RBC Capital Markets	9/3/2015	USD	377,114	JPY	45,700,030	(141)
RBC Capital Markets	9/3/2015	USD	12,031	NZD	19,000	8
RBC Capital Markets	9/3/2015	USD	21,982	SGD	31,000	(16)
The Bank of New York Mellon	9/3/2015	USD	526	JPY	63,800	—
Canadian Imperial Bank of Commerce	10/2/2015	CHF	56,000	USD	57,963	(29)
RBC Capital Markets	10/2/2015	CHF	56,000	USD	57,958	(33)
Canadian Imperial Bank of Commerce	10/2/2015	DKK	166,000	USD	24,937	(38)
RBC Capital Markets	10/2/2015	DKK	166,000	USD	24,935	(40)
The Bank of New York Mellon	10/2/2015	DKK	5,000	USD	751	(1)
Canadian Imperial Bank of Commerce	10/2/2015	EUR	264,000	USD	295,936	(450)
RBC Capital Markets	10/2/2015	EUR	269,336	USD	301,915	(462)
The Bank of New York Mellon	10/2/2015	EUR	2,000	USD	2,242	(3)
Canadian Imperial Bank of Commerce	10/2/2015	GBP	178,000	USD	273,714	619
RBC Capital Markets	10/2/2015	GBP	174,814	USD	268,813	607
The Bank of New York Mellon	10/2/2015	GBP	1,400	USD	2,153	5
Canadian Imperial Bank of Commerce	10/2/2015	ILS	37,000	USD	9,409	(26)

RBC Capital Markets	10/2/2015	ILS	37,000	USD	9,406	(29)
Canadian Imperial Bank of Commerce	10/2/2015	NOK	131,000	USD	15,613	(213)
RBC Capital Markets	10/2/2015	NOK	131,000	USD	15,612	(213)
Canadian Imperial Bank of Commerce	10/2/2015	SEK	427,000	USD	50,356	(118)
RBC Capital Markets	10/2/2015	SEK	427,000	USD	50,355	(118)
The Bank of New York Mellon	10/2/2015	SEK	1,500	USD	177	—
RBC Capital Markets	10/2/2015	USD	5,176	CHF	5,000	2
RBC Capital Markets	10/2/2015	USD	32,511	EUR	29,000	47
RBC Capital Markets	10/2/2015	USD	13,840	GBP	9,000	(32)
RBC Capital Markets	10/2/2015	USD	5,071	SEK	43,000	12
Canadian Imperial Bank of Commerce	10/5/2015	HKD	218,000	USD	28,126	(1)
RBC Capital Markets	10/5/2015	HKD	218,000	USD	28,123	(5)
Canadian Imperial Bank of Commerce	10/5/2015	JPY	47,903,000	USD	395,504	149
RBC Capital Markets	10/5/2015	JPY	45,700,030	USD	377,306	133
The Bank of New York Mellon	10/5/2015	JPY	63,800	USD	527	—
Canadian Imperial Bank of Commerce	10/5/2015	NZD	19,000	USD	12,002	(7)
RBC Capital Markets	10/5/2015	NZD	19,000	USD	12,001	(8)
Canadian Imperial Bank of Commerce	10/5/2015	SGD	31,000	USD	21,942	11
RBC Capital Markets	10/5/2015	SGD	31,000	USD	21,931	(1)
RBC Capital Markets	10/5/2015	USD	4,516	HKD	35,000	(1)
RBC Capital Markets	10/5/2015	USD	44,132	JPY	5,345,000	(19)
Canadian Imperial Bank of Commerce	10/6/2015	AUD	89,000	USD	62,987	(233)
RBC Capital Markets	10/6/2015	AUD	97,184	USD	68,775	(258)
RBC Capital Markets	10/6/2015	USD	4,246	AUD	6,000	16

Total net unrealized depreciation						$(16,508)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

ILS - Israeli New Sheqel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Brazil - 7.6%
Ambev SA	16,514	$86,927
BB Seguridade Participacoes SA	2,332	18,455
CCR SA	3,353	13,757
CETIP SA - Mercados Organizados	892	8,048
Cielo SA	2,874	30,391
Cyrela Brazil Realty SA Empreendimentos e Participacoes	749	1,735
Duratex SA	1,262	1,910
Natura Cosmeticos SA	829	5,415
Odontoprev SA	251	677
Porto Seguro SA	444	4,074
Tractebel Energia SA	705	6,520
Transmissora Alianca de Energia Eletrica SA	404	2,061

		179,970

Chile - 0.6%
Banco de Chile	137,822	14,242

China - 29.3%
Agricultural Bank of China Ltd., Class H	77,778	31,412
Anta Sports Products Ltd.	4,137	10,420
Bank of China Ltd., Class H	226,906	103,644
Belle International Holdings Ltd.	16,983	15,536
China Communications Services Corp. Ltd., Class H	11,523	4,237
China Construction Bank Corp., Class H	151,628	106,628
China Oilfield Services Ltd., Class H	7,035	7,571
China Petroleum & Chemical Corp., Class H	95,167	63,363
China Resources Cement Holdings Ltd.	7,850	3,859
China Vanke Co. Ltd., Class H	4,916	11,177
CNOOC Ltd.	66,078	81,936
Country Garden Holdings Co. Ltd.	16,934	5,943
Guangzhou R&F Properties Co. Ltd., Class H*	2,097	1,916
Industrial & Commercial Bank of China Ltd., Class H	171,999	101,645
Jiangsu Expressway Co. Ltd., Class H	5,256	6,212
Jiangxi Copper Co. Ltd., Class H	4,822	6,091
PetroChina Co. Ltd., Class H	78,898	65,561
PICC Property & Casualty Co. Ltd., Class H	12,426	23,601
Shimao Property Holdings Ltd.	3,710	5,208
Sino-Ocean Land Holdings Ltd.	10,910	5,701
Sinopec Engineering Group Co. Ltd., Class H	4,506	3,890
Sun Art Retail Group Ltd.	8,252	6,878
Want Want China Holdings Ltd.	22,122	17,840

		690,269

Colombia - 0.6%
Ecopetrol SA	16,978	8,865
Isagen SA ESP	4,787	4,607

		13,472

Czech Republic - 0.9%
Komercni Banka AS	93	21,194

Hong Kong - 0.1%
Yuexiu Property Co. Ltd.	17,779	2,799

Hungary - 0.7%
MOL Hungarian Oil and Gas PLC	313	15,530

Indonesia - 1.2%
PT Adaro Energy Tbk	82,789	3,506
PT Indocement Tunggal Prakarsa Tbk	5,962	8,328
PT Perusahaan Gas Negara Persero Tbk	40,123	7,939
PT United Tractors Tbk	5,974	8,132

		27,905

Malaysia - 5.0%
Alliance Financial Group Bhd	4,500	4,029
AMMB Holdings Bhd	6,300	7,050
Axiata Group Bhd	12,000	17,543
British American Tobacco Malaysia Bhd	500	7,402
DiGi.Com Bhd	14,300	17,807
IOI Corp. Bhd	9,200	8,762
Lafarge Malaysia Bhd	2,500	5,536
Malayan Banking Bhd	17,200	35,874
Telekom Malaysia Bhd	5,900	9,117
UMW Holdings Bhd	2,600	5,262

		118,382

Mexico - 0.8%
Kimberly-Clark de Mexico SAB de CV, Class A	8,116	18,240

Poland - 2.8%
Bank Pekao SA	449	19,139
Enea SA	1,070	4,024
Energa SA	727	3,764
PGE SA	4,003	16,549
Powszechny Zaklad Ubezpieczen SA	194	22,134
Synthos SA	555	581

		66,191

Russia - 8.3%
Gazprom PAO, ADR	8,500	37,485
Lukoil PJSC, ADR	1,200	45,264
MegaFon PJSC GDR	1,175	15,099
Mobile TeleSystems PJSC, ADR	3,185	24,301
Rosneft Oil Co. OJSC GDR	12,500	47,100
Tatneft, ADR	900	25,569

		194,818

South Africa - 18.3%
African Rainbow Minerals Ltd.	534	2,861
Barclays Africa Group Ltd.	1,187	15,554
Barloworld Ltd.	788	5,063

Coronation Fund Managers Ltd.	583	3,247
FirstRand Ltd.	12,066	48,145
Foschini Group Ltd. (The)	685	7,744
Imperial Holdings Ltd.	569	7,917
Liberty Holdings Ltd.	388	3,769
Life Healthcare Group Holdings Ltd.	3,395	9,744
MMI Holdings Ltd.	3,858	8,178
MTN Group Ltd.	5,807	77,500
Nampak Ltd.	2,595	6,039
Nedbank Group Ltd.	716	12,742
RMB Holdings Ltd.	2,399	12,149
Sanlam Ltd.	6,022	28,970
Sasol Ltd.	2,311	74,054
SPAR Group Ltd. (The)	597	8,554
Standard Bank Group Ltd.	4,312	47,516
Truworths International Ltd.	1,396	9,252
Tsogo Sun Holdings Ltd.	962	1,705
Vodacom Group Ltd.	1,383	14,757
Woolworths Holdings Ltd.	3,348	25,122

		430,582

South Korea - 2.0%
KT&G Corp.	398	37,184
SK Telecom Co. Ltd.	49	10,109

		47,293

Taiwan - 13.2%
Advanced Semiconductor Engineering, Inc.	23,930	24,713
Asia Cement Corp.*	10,708	11,502
Asustek Computer, Inc.	2,669	24,281
Cheng Shin Rubber Industry Co. Ltd.	6,256	10,037
Chicony Electronics Co. Ltd.	2,227	5,531
China Motor Corp.	1,064	723
Chunghwa Telecom Co. Ltd.	14,973	45,468
Delta Electronics, Inc.	6,522	32,674
Far Eastern New Century Corp.	10,215	9,262
Far EasTone Telecommunications Co. Ltd.	6,823	14,973
Inventec Corp.	9,691	4,438
Kinsus Interconnect Technology Corp.	487	868
Lite-On Technology Corp.	8,382	7,677
Novatek Microelectronics Corp.	2,337	7,829
Phison Electronics Corp.	702	4,887
Quanta Computer, Inc.	9,889	18,176
Radiant Opto-Electronics Corp.	1,767	5,149
Realtek Semiconductor Corp.*	1,934	3,471
Ruentex Industries Ltd.	2,014	3,213
Simplo Technology Co. Ltd.	1,171	3,887
Synnex Technology International Corp.	5,850	6,221
Taiwan Cement Corp.	13,043	13,971
Taiwan Fertilizer Co. Ltd.	3,678	4,652
Taiwan Mobile Co. Ltd.	6,802	20,446
Teco Electric & Machinery Co. Ltd.	5,854	4,408
Transcend Information, Inc.	1,016	2,739
Vanguard International Semiconductor Corp.	3,944	4,485
Wistron Corp.	8,791	4,350
WPG Holdings Ltd.	6,504	6,147
Yuanta Financial Holding Co. Ltd.	12,736	5,108

		311,286

Thailand - 3.8%
Bangkok Bank PCL, NVDR	4,700	21,569
Krung Thai Bank PCL, NVDR	45,000	22,849
PTT PCL, NVDR	3,300	24,673
Siam Commercial Bank PCL, NVDR	5,000	19,808

		88,899

Turkey - 1.2%
Arcelik AS	848	3,977
Eregli Demir ve Celik Fabrikalari TAS	8,697	11,834
TAV Havalimanlari Holding AS	1,143	9,229
Tofas Turk Otomobil Fabrikasi AS	634	3,932

		28,972

United Arab Emirates - 2.5%
Dubai Islamic Bank PJSC	7,136	13,600
First Gulf Bank PJSC	11,599	45,316

		58,916

TOTAL COMMON STOCKS
(Cost $2,513,860)		2,328,960

PREFERRED STOCKS - 0.5%
Brazil - 0.5%
Cia Energetica de Minas Gerais	2,988	6,196
Cia Paranaense de Energia, Class B	467	3,992

		10,188

TOTAL PREFERRED STOCKS
(Cost $12,037)		10,188

TOTAL INVESTMENTS - 99.4%
(Cost $2,525,897) (a)		$2,339,148
Other assets and liabilities, net - 0.6%		15,197

NET ASSETS - 100.0%		$2,354,345

*	Non-income producing security.
(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,525,897. The net unrealized depreciation was $186,749 which consisted of aggregate gross unrealized appreciation of $10,279 and aggregate gross unrealized depreciation of $197,028.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

OJSC - Open Joint Stock Company.

PJSC - Private Joint Stock Company.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Sector Breakdown† as of 8/31/15

Financial	37.0%
Energy	21.6%
Communications	11.6%
Consumer, Non-cyclical	10.7%
Industrial	5.5%
Consumer, Cyclical	4.8%
Technology	4.8%
Utilities	2.4%
Basic Materials	1.1%
Diversified	0.5%

TOTAL	100.0%

†	As a percent of total investments.

Sector Breakdown is subject to change

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	9/2/2015	AED	223,000	USD	60,712	$(2)
RBC Capital Markets	9/2/2015	CZK	503,000	USD	20,556	(324)
RBC Capital Markets	9/2/2015	HKD	5,954,000	USD	767,035	(1,218)
The Bank of New York Mellon	9/2/2015	HKD	36,000	USD	4,642	(3)
The Bank of New York Mellon	9/2/2015	HKD	10,400	USD	1,341	(1)
RBC Capital Markets	9/2/2015	HUF	4,584,000	USD	16,232	(178)
RBC Capital Markets	9/2/2015	PLN	246,000	USD	64,735	(414)
The Bank of New York Mellon	9/2/2015	PLN	5,100	USD	1,356	6
RBC Capital Markets	9/2/2015	TRY	85,000	USD	30,367	1,160
RBC Capital Markets	9/2/2015	USD	768,253	HKD	5,954,000	—
The Bank of New York Mellon	9/2/2015	USD	5,987	HKD	46,400	—
The Bank of New York Mellon	9/3/2015	BRL	678,307	USD	193,217	6,381
The Bank of New York Mellon	9/3/2015	BRL	22,248	USD	6,362	234
Bank of Montreal	9/3/2015	CLP	9,448,000	USD	13,778	145
Bank of Montreal	9/3/2015	COP	38,317,000	USD	12,880	336
Bank of Montreal	9/3/2015	IDR	429,506,000	USD	31,010	462
Bank of Montreal	9/3/2015	KRW	55,591,000	USD	47,041	44
RBC Capital Markets	9/3/2015	MXN	302,000	USD	18,497	425
Bank of Montreal	9/3/2015	MYR	508,000	USD	125,986	5,062
The Bank of New York Mellon	9/3/2015	RUB	10,269,119	USD	158,719	(1,057)
Bank of Montreal	9/3/2015	THB	3,316,000	USD	93,369	873
Bank of Montreal	9/3/2015	TWD	9,880,000	USD	305,911	2,240
Bank of Montreal	9/3/2015	TWD	96,540	USD	3,000	33
Bank of Montreal	9/3/2015	TWD	162,750	USD	5,000	(2)
Bank of Montreal	9/3/2015	USD	13,640	CLP	9,448,000	(8)
Bank of Montreal	9/3/2015	USD	12,386	COP	38,317,000	157
Bank of Montreal	9/3/2015	USD	30,570	IDR	429,506,000	(21)
Bank of Montreal	9/3/2015	USD	47,001	KRW	55,591,000	(5)
Bank of Montreal	9/3/2015	USD	120,952	MYR	508,000	(28)
Bank of Montreal	9/3/2015	USD	92,509	THB	3,316,000	(14)
Bank of Montreal	9/3/2015	USD	311,633	TWD	10,139,290	8
RBC Capital Markets	9/3/2015	USD	17,997	MXN	302,000	74
The Bank of New York Mellon	9/3/2015	USD	192,341	BRL	700,555	623
The Bank of New York Mellon	9/3/2015	USD	153,983	RUB	10,269,119	5,793
Bank of Montreal	9/8/2015	USD	8,000	ZAR	102,850	(255)
RBC Capital Markets	9/8/2015	USD	438,498	ZAR	5,822,000	(48)
The Bank of New York Mellon	9/8/2015	USD	7,810	ZAR	103,700	(1)
RBC Capital Markets	9/8/2015	ZAR	5,822,000	USD	453,193	14,743
The Bank of New York Mellon	9/8/2015	ZAR	66,000	USD	5,150	179
The Bank of New York Mellon	9/8/2015	ZAR	37,700	USD	2,918	79
The Bank of New York Mellon	9/8/2015	ZAR	102,850	USD	7,746	1
RBC Capital Markets	10/2/2015	CZK	503,000	USD	20,845	(49)
RBC Capital Markets	10/2/2015	HUF	4,584,000	USD	16,374	(34)
RBC Capital Markets	10/2/2015	PLN	246,000	USD	65,136	52
The Bank of New York Mellon	10/2/2015	PLN	5,100	USD	1,351	1
RBC Capital Markets	10/2/2015	TRY	85,000	USD	28,917	(7)
The Bank of New York Mellon	10/5/2015	AED	223,000	USD	60,698	(4)
The Bank of New York Mellon	10/5/2015	BRL	700,555	USD	190,267	(542)
Bank of Montreal	10/5/2015	CLP	9,448,000	USD	13,639	47
Bank of Montreal	10/5/2015	COP	38,317,000	USD	12,386	(148)
RBC Capital Markets	10/5/2015	HKD	5,954,000	USD	768,104	(123)
The Bank of New York Mellon	10/5/2015	HKD	46,400	USD	5,986	—
Bank of Montreal	10/5/2015	IDR	429,506,000	USD	30,194	(126)

Bank of Montreal	10/5/2015	KRW	55,591,000	USD	46,997	47
RBC Capital Markets	10/5/2015	MXN	302,000	USD	17,950	(78)
Bank of Montreal	10/5/2015	MYR	508,000	USD	120,665	36
State Street Bank & Trust Co.	10/5/2015	RUB	541,520	USD	8,000	(337)
The Bank of New York Mellon	10/5/2015	RUB	10,269,119	USD	152,203	(5,887)
Bank of Montreal	10/5/2015	THB	3,316,000	USD	91,971	(386)
Bank of Montreal	10/5/2015	TWD	10,139,290	USD	311,633	(98)
RBC Capital Markets	10/5/2015	USD	5,445	AED	20,000	(1)
RBC Capital Markets	10/5/2015	USD	6,267	BRL	23,000	(3)
RBC Capital Markets	10/5/2015	USD	99,232	HKD	769,000	(11)
RBC Capital Markets	10/5/2015	USD	11,671	TWD	380,000	12
RBC Capital Markets	10/5/2015	USD	16,792	ZAR	224,000	(3)
The Bank of New York Mellon	10/5/2015	USD	3,943	THB	142,000	12
The Bank of New York Mellon	10/5/2015	USD	7,709	ZAR	102,850	—
RBC Capital Markets	10/5/2015	ZAR	5,822,000	USD	436,329	(45)
The Bank of New York Mellon	10/5/2015	ZAR	103,700	USD	7,773	—

Total net unrealized appreciation						$27,804

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

AED - Arab Emirates Dirham

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Kronua

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Austria - 1.4%
OMV AG	1,907	$48,876

Finland - 17.9%
Elisa OYJ	1,841	61,356
Fortum OYJ	5,754	93,689
Metso OYJ	1,459	36,019
Neste OYJ	1,661	42,646
Nokian Renkaat OYJ	1,468	39,684
Orion OYJ, Class B	1,306	51,850
Sampo OYJ, Class A	3,849	185,852
UPM-Kymmene OYJ	6,914	115,369

		626,465

France - 19.4%
AXA SA	7,242	182,645
Bouygues SA	2,612	99,480
CNP Assurances	2,252	34,747
Eutelsat Communications SA	2,205	66,498
Rexel SA	3,782	58,036
SCOR SE	1,989	70,173
Total SA	3,622	165,848

		677,427

Germany - 23.3%
Allianz SE	1,127	179,898
Axel Springer SE	585	35,429
Deutsche Boerse AG	2,307	206,559
Hannover Rueck SE	780	79,317
Muenchener Rueckversicherungs-Gesellschaft AG	977	179,580
ProSiebenSat.1 Media SE	2,833	137,986

		818,769

Italy - 15.3%
Atlantia SpA	5,348	143,189
Eni SpA	10,239	168,094
Snam SpA	27,211	133,192
Terna Rete Elettrica Nazionale SpA	19,530	91,081

		535,556

Luxembourg - 3.5%
SES SA FDR	4,154	123,410

Portugal - 3.0%
EDP - Energias de Portugal SA	30,001	105,238

Spain - 16.1%
Abertis Infraestructuras SA	6,110	101,199
Enagas SA	2,782	76,235
Gas Natural SDG SA	4,536	92,130
Mapfre SA	13,963	41,208
Red Electrica Corp. SA	1,401	111,998
Repsol SA	9,812	140,439

		563,209

TOTAL COMMON STOCKS
(Cost $3,624,874)		3,498,950

TOTAL INVESTMENTS - 99.9%
(Cost $3,624,874) (a)		$3,498,950
Other assets and liabilities, net - 0.1%		2,779

NET ASSETS - 100.0%		$3,501,729

(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $3,624,874. The net unrealized depreciation was $125,924 which consisted of aggregate gross unrealized appreciation of $655 and aggregate gross unrealized depreciation of $126,579.

FDR - Fiduciary Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Sector Breakdown† as of 8/31/15

Financial	33.1%
Utilities	20.1%
Energy	16.2%
Communications	12.1%
Consumer, Non-cyclical	8.5%
Industrial	3.9%
Basic Materials	3.3%
Consumer, Cyclical	2.8%

TOTAL	100.0%

†	As a percent of total investments.

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	9/2/2015	EUR	1,131,000	USD	1,249,314	$(19,833)
Bank of Montreal	9/2/2015	EUR	4,488	USD	5,000	(36)
Bank of Montreal	9/2/2015	EUR	13,540	USD	15,000	(194)
RBC Capital Markets	9/2/2015	EUR	1,131,000	USD	1,249,258	(19,888)
RBC Capital Markets	9/2/2015	EUR	1,779	USD	2,000	4
The Bank of New York Mellon	9/2/2015	EUR	1,500	USD	1,661	(22)
Bank of Montreal	10/2/2015	EUR	1,132,335	USD	1,269,314	(1,930)
Bank of Montreal	10/2/2015	EUR	522,000	USD	585,987	(49)
RBC Capital Markets	10/2/2015	EUR	1,116,238	USD	1,251,258	(1,914)
RBC Capital Markets	10/2/2015	EUR	522,000	USD	585,984	(53)
The Bank of New York Mellon	10/2/2015	EUR	1,482	USD	1,661	(3)
RBC Capital Markets	10/2/2015	USD	179,369	EUR	160,000	259

Total net unrealized depreciation						$(43,659)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communications - 4.3%
Telecom Italia SpA*	60,749	$73,827
Telecom Italia SpA-RSP	26,362	26,432

		100,259

Consumer, Cyclical - 10.6%
Fiat Chrysler Automobiles NV*	6,941	97,672
Luxottica Group SpA	1,500	101,666
Pirelli & C. SpA	2,891	48,467

		247,805

Consumer, Non-cyclical - 4.2%
Atlantia SpA	3,696	98,958

Energy - 12.8%
Eni SpA	17,148	281,519
Saipem SpA*	1,989	19,161

		300,680

Financial - 41.3%
Assicurazioni Generali SpA	5,590	102,435
Banca Monte dei Paschi di Siena SpA*	26,820	56,370
Banco Popolare SC*	3,623	62,284
EXOR SpA	1,077	49,514
Intesa Sanpaolo SpA	86,786	316,896
Intesa Sanpaolo SpA-RSP	5,056	16,703
Mediobanca SpA	5,790	58,150
UniCredit SpA	31,279	204,630
Unione di Banche Italiane SCpA	8,746	68,307
UnipolSai SpA	14,757	33,814

		969,103

Industrial - 10.2%
CNH Industrial NV	9,096	71,858
Finmeccanica SpA*	4,205	56,954
Prysmian SpA	2,183	46,715
Tenaris SA	4,825	62,698

		238,225

Utilities - 16.5%
Enel Green Power SpA	8,530	16,272
Enel SpA	46,126	207,869
Snam SpA	18,986	92,933
Terna Rete Elettrica Nazionale SpA	14,731	68,700

		385,774

TOTAL COMMON STOCKS
(Cost $2,450,671)		2,340,804

TOTAL INVESTMENTS - 99.9%
(Cost $2,450,671) (a)		$2,340,804
Other assets and liabilities, net - 0.1%		3,294

NET ASSETS - 100.0%		$2,344,098

*	Non-income producing security.
(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,450,671. The net unrealized depreciation was $109,867 which consisted of aggregate gross unrealized appreciation of $605 and aggregate gross unrealized depreciation of $110,472.

RSP - Risparmio (Convertible Savings Shares).

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	1,122,000	USD	1,237,847	$(21,201)
RBC Capital Markets	9/2/2015	EUR	12,451	USD	14,000	28
RBC Capital Markets	9/2/2015	EUR	1,122,000	USD	1,237,760	(21,287)
Canadian Imperial Bank of Commerce	10/2/2015	EUR	1,104,264	USD	1,237,847	(1,882)
RBC Capital Markets	10/2/2015	EUR	1,116,686	USD	1,251,760	(1,915)
RBC Capital Markets	10/2/2015	USD	165,916	EUR	148,000	240

Total net unrealized depreciation						$(46,017)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Italy - 36.9%
Assicurazioni Generali SpA	3,556	$65,163
Atlantia SpA	1,257	33,655
Banca Monte dei Paschi di Siena SpA*	7,715	16,215
Banco Popolare SC*	1,104	18,979
Enel Green Power SpA	5,331	10,170
Enel SpA	21,482	96,809
Eni SpA	7,750	127,232
EXOR SpA	301	13,838
Finmeccanica SpA*	1,233	16,700
Intesa Sanpaolo SpA	38,614	140,997
Intesa Sanpaolo SpA-RSP	2,841	9,385
Luxottica Group SpA	513	34,770
Mediobanca SpA	1,714	17,214
Pirelli & C. SpA	798	13,378
Prysmian SpA	595	12,733
Saipem SpA*	807	7,774
Snam SpA	6,397	31,312
Telecom Italia SpA*	30,775	37,400
Telecom Italia SpA-RSP	18,357	18,406
Terna Rete Elettrica Nazionale SpA	4,592	21,416
UniCredit SpA	14,573	95,338
Unione di Banche Italiane SCpA	2,747	21,454
UnipolSai SpA	3,388	7,763

		868,101

Luxembourg - 0.8%
Tenaris SA	1,439	18,699

Portugal - 2.4%
Banco Comercial Portugues SA, Class R*	115,558	8,169
EDP - Energias de Portugal SA	7,055	24,748
Galp Energia SGPS SA	1,175	12,390
Jeronimo Martins SGPS SA	767	10,630

		55,937

Spain - 56.1%
Abertis Infraestructuras SA	1,437	23,801
ACS Actividades de Construccion y Servicios SA	589	19,124
Aena SA, 144A*	205	23,579
Amadeus IT Holding SA, Class A	1,363	57,065
Banco Bilbao Vizcaya Argentaria SA	19,206	178,084
Banco de Sabadell SA	15,041	32,069
Banco Popular Espanol SA	5,164	22,142
Banco Santander SA	43,609	267,189
Bankia SA	14,034	16,961

Bankinter SA	2,054	15,489
CaixaBank SA	7,906	34,245
Distribuidora Internacional de Alimentacion SA*	1,885	11,350
Enagas SA	655	17,949
Endesa SA	968	20,095
Ferrovial SA	1,348	32,250
Gas Natural SDG SA	1,067	21,672
Grifols SA	455	18,664
Iberdrola SA	16,455	111,805
Industria de Diseno Textil SA	3,322	110,864
Mapfre SA	3,284	9,692
Red Electrica Corp. SA	329	26,301
Repsol SA	3,232	46,259
Telefonica SA	13,538	191,262
Zardoya Otis SA	552	5,903

		1,313,814

United Kingdom - 3.5%
CNH Industrial NV	2,890	22,831
Fiat Chrysler Automobiles NV*	2,739	38,542
International Consolidated Airlines Group SA*	2,482	20,719

		82,092

TOTAL COMMON STOCKS
(Cost $2,451,850)		2,338,643

TOTAL INVESTMENTS - 99.7%
(Cost $2,451,850) (a)		$2,338,643
Other assets and liabilities, net - 0.3%		6,265

NET ASSETS - 100.0%		$2,344,908

*	Non-income producing security.

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,451,850. The net unrealized depreciation was $113,207 which consisted of aggregate gross unrealized appreciation of $1,388 and aggregate gross unrealized depreciation of $114,595.

RSP - Risparmio (Convertible Savings Shares).

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Sector Breakdown† as of 8/31/15

Financial	42.4%
Utilities	16.3%
Communications	10.6%
Consumer, Cyclical	9.3%
Energy	8.3%
Industrial	6.5%
Consumer, Non-cyclical	4.2%
Technology	2.4%

TOTAL	100.0%

†	As a percent of total investments.

Sector Breakdown is subject to change.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	1,118,000	USD	1,233,434	$(21,125)
RBC Capital Markets	9/2/2015	EUR	1,118,000	USD	1,233,347	(21,211)
RBC Capital Markets	9/2/2015	EUR	53,361	USD	60,000	121
Canadian Imperial Bank of Commerce	10/2/2015	EUR	1,100,327	USD	1,233,434	(1,876)
RBC Capital Markets	10/2/2015	EUR	1,153,786	USD	1,293,347	(1,979)
RBC Capital Markets	10/2/2015	USD	201,790	EUR	180,000	292

Total net unrealized depreciation						$(45,778)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF

August 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communications - 11.6%
Telefonica SA	19,309	$272,794

Consumer, Cyclical - 6.9%
Industria de Diseno Textil SA	3,167	105,691
International Consolidated Airlines Group SA*	6,612	55,195

		160,886

Consumer, Non-cyclical - 6.4%
Abertis Infraestructuras SA	3,637	60,239
Distribuidora Internacional de Alimentacion SA*	6,362	38,308
Grifols SA	1,239	50,824

		149,371

Energy - 4.2%
Repsol SA	6,931	99,203

Financial - 42.4%
Banco Bilbao Vizcaya Argentaria SA	26,939	249,786
Banco de Sabadell SA	35,042	74,712
Banco Popular Espanol SA	13,378	57,361
Banco Santander SA	66,227	405,767
Bankia SA	40,184	48,565
Bankinter SA	6,078	45,833
CaixaBank SA	18,162	78,669
Mapfre SA	11,805	34,840

		995,533

Industrial - 9.2%
ACS Actividades de Construccion y Servicios SA	1,602	52,016
Aena SA, 144A*	522	60,040
Ferrovial SA	3,144	75,217
Zardoya Otis SA	2,719	29,077

		216,350

Technology - 4.5%
Amadeus IT Holding SA, Class A	2,537	106,217

Utilities - 14.5%
Enagas SA	1,809	49,572
Endesa SA	2,583	53,622

Gas Natural SDG SA	2,757	55,997
Iberdrola SA	17,279	117,404
Red Electrica Corp. SA	804	64,273

		340,868

TOTAL COMMON STOCKS
(Cost $2,445,749)		2,341,222

TOTAL INVESTMENTS - 99.7%
(Cost $2,445,749) (a)		$2,341,222
Other assets and liabilities, net - 0.3%		6,068

NET ASSETS - 100.0%		$2,347,290

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	At August 31, 2015, the aggregate cost of investments for Federal income tax purposes was $2,445,749. The net unrealized depreciation was $104,527 which consisted of aggregate gross unrealized appreciation of $432 and aggregate gross unrealized depreciation of $104,959.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

As of August 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	9/2/2015	EUR	1,115,000	USD	1,230,124	$(21,069)
RBC Capital Markets	9/2/2015	EUR	1,115,000	USD	1,230,038	(21,154)
RBC Capital Markets	9/2/2015	EUR	78,263	USD	88,000	178
Canadian Imperial Bank of Commerce	10/2/2015	EUR	1,097,374	USD	1,230,124	(1,871)
RBC Capital Markets	10/2/2015	EUR	1,175,812	USD	1,318,038	(2,016)
RBC Capital Markets	10/2/2015	USD	218,606	EUR	195,000	316

Total net unrealized depreciation						$(45,616)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following tables summarizes the valuation of each Fund’s investments by the above fair value hierarchy level as of August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Investment in Securities
Common Stocks**	$478,713,483	$—	$50,929,838	$529,643,321

Total	$478,713,483	$—	$50,929,838	$529,643,321

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2015	$82,552,492
Purchases	14,827,142
Sales	(40,481,620)
Realized gain (loss)	12,356,415
Change in unrealized gain (loss)	(35,545,772)
Transfers into Level 3 (a)	76,154,806
Transfers out of Level 3 (a)	(58,933,625)
Balance at August 31, 2015	50,929,838
Change in unrealized gain (loss) related to Investments still held at August 31, 2015	(35,545,772)

(a)	During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $76,154,806 and between Level 3 and Level 1 was $58,933,625. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the commencement of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Qualitative Disclosure About Unobservable Inputs

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -54% to 10% with a weighted average range of approximately -22%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

Quantitative Disclosure About Significant Unobservable Inputs

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Asset Class	Fair Value at 8/31/15	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$11,271,748	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	4,867,283	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	1,453,221	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	2,884,256	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	458,214	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	11,379,289	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	3,826,070	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	5,531,378	Market Approach	Last traded price adjusted for proxy.
Common Stock: Utilities	9,258,379	Market Approach	Last traded price adjusted for proxy.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Investment in Securities
Common Stocks**	$24,447,448	$—	$7,945,633	$32,393,081

Total	$24,447,448	$—	$7,945,633	$32,393,081

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2015	$8,929,221
Purchases	6,379,589
Sales	(6,116,669)
Realized gain (loss)	(491,120)
Change in unrealized gain (loss)	(5,624,162)
Transfers into Level 3 (a)	9,823,413
Transfers out of Level 3 (a)	(4,954,639)
Balance at August 31, 2015	7,945,633
Change in unrealized gain (loss) related to Investments still held at May 31, 2015	(5,624,162)

(a)	During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $9,823,413 and between Level 3 and Level 1 was $4,954,639. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the commencement of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Qualitative Disclosure About Unobservable Inputs

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -59% to 58% with a weighted average range of approximately -27%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

Quantitative Disclosure About Significant Unobservable Inputs

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

Asset Class	Fair Value at 8/31/15	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$1,291,115	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	307,191	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	62,571	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	520,339	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	921,968	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	2,681,895	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	1,169,897	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	990,657	Market Approach	Last traded price adjusted for proxy.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI All China Equity ETF
Investment in Securities
Common Stocks**	$4,753,349	$—	$54,460	$4,807,809
Exchange-Traded Funds	7,649,043	—	—	7,649,043
Securities Lending Collateral	6,373,869	—	—	6,373,869

Total	$18,776,261	$—	$54,460	$18,830,721

During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $33,087 and between Level 3 and Level 1 was $57,389. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the commencement of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Investment in Securities
Common Stocks**	$61,324,678	$—	$35,997	$61,360,675
Preferred Stocks**	680,704	—	—	680,704
Rights	47	—	—	47
Securities Lending Collateral	1,398,579	—	—	1,398,579
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	833,271	—	833,271
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(662,729)	—	(662,729)

Total	$63,404,008	$170,542	$35,997	$63,610,547

During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $17,380 and between Level 3 and Level 1 was $10,895. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the commencement of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Investment in Securities
Common Stocks**	$9,189,883	$—	$26,527	$9,216,410
Preferred Stocks**	39,620	—	—	39,620
Securities Lending Collateral	176,466	—	—	176,466
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	227,452	—	227,452
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(28,353)	—	(28,353)

Total	$9,405,969	$199,099	$26,527	$9,631,595

During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $13,966 and between Level 3 and Level 1 was $19,633. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the commencement of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment in Securities
Common Stocks**	$1,805,039	$—	$—	$1,805,039
Preferred Stocks**	984,051	—	—	984,051
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	270,124	—	270,124
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(48,997)	—	(48,997)

Total	$2,789,090	$221,127	$—	$3,010,217

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Investment in Securities
Common Stocks**	$168,924,224	$—	$751,173	$169,675,397
Preferred Stocks**	5,541,251	—	—	5,541,251
Rights	301	—	—	301
Securities Lending Collateral	3,388,600	—	—	3,388,600
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	5,400,290	—	5,400,290
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(800,409)	—	(800,409)
Unrealized Depreciation on Futures Contracts	(27,860)	—	—	(27,860)

Total	$177,826,516	$4,599,881	$751,173	$183,177,570

During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $653,440 and between Level 3 and Level 1 was $399,271. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of of the commencement of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,915,900,158	$—	$0	$2,915,900,158
Preferred Stocks**	24,382,846	—	—	24,382,846
Securities Lending Collateral	67,039,504	—	—	67,039,504
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	22,606,426	—	22,606,426
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(29,219,192)	—	(29,219,192)

Total	$3,007,322,508	$(6,612,766)	$0	$3,000,709,742

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Investment in Securities
Common Stocks**	$26,779,837	$—	$—	$26,779,837
Preferred Stocks**	467,516	—	—	467,516
Securities Lending Collateral	476,012	—	—	476,012
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	3,980	—	3,980
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(482,516)	—	(482,516)

Total	$27,723,365	$(478,536)	$—	$27,244,829

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Investment in Securities
Common Stocks**	$152,746,165	$—	$—	$152,746,165
Preferred Stocks**	9,884,907	—	—	9,884,907
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	108,340	—	108,340
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(3,285,492)	—	(3,285,492)
Unrealized Depreciation on Futures Contracts	(23,315)			(23,315)

Total	$162,607,757	$(3,177,152)	$—	$159,430,605

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Investment in Securities
Common Stocks**	$1,321,201,105	$—	$—	$1,321,201,105
Securities Lending Collateral	24,924,836	—	—	24,924,836
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	859,671	—	859,671
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(30,927,251)	—	(30,927,251)
Unrealized Depreciation on Futures Contracts	(184,613)	—	—	(184,613)

Total	$1,345,941,328	$(30,067,580)	$—	$1,315,873,748

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment in Securities
Common Stocks**	$4,489,669	$—	$—	$4,489,669
Securities Lending Collateral	182,663	—	—	182,663
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	253,739	—	253,739
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(26,360)	—	(26,360)

Total	$4,672,332	$227,379	$—	$4,899,711

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Investment in Securities
Common Stocks**	$127,788,680	$—	$1,430,820	$129,219,500
Preferred Stocks**	4,987,698	—	—	4,987,698
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	3,184,343	—	3,184,343
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(223,567)	—	(223,567)

Total	$132,776,378	$2,960,776	$1,430,820	$137,167,974

During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $1,695,500. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange due to an announcement of a corporate action.

Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment in Securities
Common Stocks**	$4,339,749	$—	$—	$4,339,749
Securities Lending Collateral	184,158	—	—	184,158
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	86,813	—	86,813
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(641)	—	(641)

Total	$4,523,907	$86,172	$—	$4,610,079

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment in Securities
Common Stocks**	$13,356,951,101	$—	$0	$13,356,951,101
Preferred Stocks**	72,060,713	—	—	72,060,713
Rights	199,723	—	—	199,723
Securities Lending Collateral	297,286,373	—	—	297,286,373
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	117,454,462	—	117,454,462
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(184,370,288)	—	(184,370,288)
Unrealized Depreciation on Futures Contracts	(137,800)	—	—	(137,800)

Total	$13,726,360,110	$(66,915,826)	$0	$13,659,444,284

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF
Investment in Securities
Sovereign Bonds**	$—	$5,694,108	$—	$5,694,108
Other Financial Instruments
Unrealized Appreciation on Futures Contracts	13,921	—	—	13,921

Total	$13,921	$5,694,108	$—	$5,708,029

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF
Investment in Securities
Corporate Bonds**	$—	$8,714,460	$—	$8,714,460
Securities Lending Collateral	227,488	—	—	227,488
Other Financial Instruments
Unrealized Appreciation on Futures Contracts	26,092	—	—	26,092

Total	$253,580	$8,714,460	$—	$8,968,040

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF
Investment in Securities
Corporate Bonds**	$—	$4,460,000	$—	$4,460,000
Securities Lending Collateral	151,525	—	—	151,525
Other Financial Instruments
Unrealized Appreciation on Futures Contracts	9,273	—	—	9,273

Total	$160,798	$4,460,000	$—	$4,620,798

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Investment in Securities
Municipal Bonds**	$—	$21,388,869	$—	$21,388,869

Total	$—	$21,388,869	$—	$21,388,869

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
De X-trackers Solactive Investment Grade Subordinated Debt ETF
Investment in Securities
Corporate Bonds**	$—	$5,923,858	$—	$5,923,858

Total	$—	$5,923,858	$—	$5,923,858

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Investment in Securities
Common Stocks**	$2,252,443	$—	$—	$2,252,443
Securities Lending Collateral	19,965	—	—	19,965
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	35,976	—	35,976
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(24,503)	—	(24,503)

Total	$2,272,408	$11,473	$—	$2,283,881

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Regulated Utilities ETF
Investment in Securities
Common Stocks**	$6,376,122	$—	$—	$6,376,122

Total	$6,376,122	$—	$—	$6,376,122

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Investment in Securities
Common Stocks**	$3,358,354	$—	$30,468	$3,388,822
Securities Lending Collateral	52,101	—	—	52,101
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	26,185	—	26,185
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(24,434)	—	(24,434)

Total	$3,410,455	$1,751	$30,468	$3,442,674

During the period ended August 31, 2015, the amount of transfers between Level 1 and Level 3 was $37,743. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,255,962	$—	$—	$2,255,962
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	1,254	—	1,254
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(65,153)	—	(65,153)

Total	$2,255,962	$(63,899)	$—	$2,192,063

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Investment in Securities
Common Stocks**	$5,808,363	$—	$—	$5,808,363
Securities Lending Collateral	1,568	—	—	$1,568

Total	$5,809,931	$—	$—	$5,809,931

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,318,977	$—	$—	$2,318,977
Preferred Stocks	1,383	—	—	1,383
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	30,138	—	30,138
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(19,080)	—	(19,080)

Total	$2,320,360	$11,058	$—	$2,331,418

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Australia Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,444,985	$—	$—	$2,444,985
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	90,779	—	90,779
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(9,903)	—	(9,903)

Total	$2,444,985	$80,876	$—	$2,525,861

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,313,275	$—	$—	$2,313,275
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	26,427	—	26,427
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(21,709)	—	(21,709)

Total	$2,313,275	$4,718	$—	$2,317,993

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,356,724	$—	$2,834	$2,359,558
Preferred Stocks**	6,083	—	—	6,083
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	19,309	—	19,309
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(35,817)	—	(35,817)

Total	$2,362,807	$(16,508)	$2,834	$2,349,133

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Emerging Mkts High Dvd Yd Hd Equity ETF
Investment in Securities
Common Stocks**	$2,328,960	$—	$—	$2,328,960
Preferred Stocks**	10,188	—	—	10,188
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	39,265	—	39,265
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(11,461)	—	(11,461)

Total	$2,339,148	$27,804	$—	$2,366,952

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Investment in Securities
Common Stocks**	$3,498,950	$—	$—	$3,498,950
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	263	—	263
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(43,922)	—	(43,922)

Total	$3,498,950	$(43,659)	$—	$3,455,291

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,340,804	$—	$—	$2,340,804
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	268	—	268
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(46,285)	—	(46,285)

Total	$2,340,804	$(46,017)	$—	$2,294,787

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,338,643	$—	$—	$2,338,643
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	413	—	413
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(46,191)	—	(46,191)

Total	$2,338,643	$(45,778)	$—	$2,292,865

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Investment in Securities
Common Stocks**	$2,341,222	$—	$—	$2,341,222
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	494	—	494
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(46,110)	—	(46,110)

Total	$2,341,222	$(45,616)	$—	$2,295,606

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

**	See Schedule of Investments for Industry or Country Classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/28/15

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	10/28/15

* Print the name and title of each signing officer under his or her signature.